UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03015
AugustarSM Variable Insurance Products Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, OH 45242
(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)
Registrant's telephone number, including area code:
513-794-6971
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the semi-annual period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 5, 2024 (Accession Number 0000898430-24-000570). The sole purpose of this amendment is to revise certain names of holdings in the Schedule of Investments in Unaffiliated Issuers for the AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio (Item 7 of Form N-CSR). Additionally, for the AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, and AVIP Moderate Growth Model Portfolio, the Top 10 Portfolio Holdings within the Graphical Representation of Holdings included within Item 1 of Form N-CSR is being revised to reflect those corrected names of holdings where applicable. Except as set forth above, this amendment does not change any other items or disclosures contained in the original Form N-CSRS filing.
Item 1. Reports to Stockholders.
(a)
AVIP Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio	$30	0.61%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$217,950,532
Total number of portfolio holdings	143
Portfolio turnover rate	6%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Lear Corp. 4.250%, 05/15/2029	1.8%
Marriott International, Inc. 4.900%, 04/15/2029	1.4%
Amgen, Inc. 5.600%, 03/02/2043	1.4%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Ares Capital Corp. 3.200%, 11/15/2031	1.3%
MPLX LP 5.000%, 03/01/2033	1.3%
Hasbro, Inc. 3.900%, 11/19/2029	1.3%
Consolidated Edison Co. of New York, Inc. 5.700%, 05/15/2054	1.1%
RPM International, Inc. 4.250%, 01/15/2048	1.1%
Philip Morris International, Inc. 3.375%, 08/15/2029	1.1%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio	$30	0.57%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$415,729,340
Total number of portfolio holdings	201
Portfolio turnover rate	29%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	6.4%
Apple, Inc.	5.9%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	2.3%
Meta Platforms, Inc. Class A	1.7%
Alphabet, Inc. Class C	1.5%
Eli Lilly & Co.	1.5%
Mastercard, Inc. Class A	1.4%
Visa, Inc.	1.3%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage International Equity Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio	$44	0.85%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$349,771,297
Total number of portfolio holdings	246
Portfolio turnover rate	75%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country Weightings
% of Net Assets
Japan	20.3
United Kingdom	14.7
Germany	10.2
France	8.9
Switzerland	7.8
Netherlands	6.0
Australia	5.9
Denmark	4.2
Spain	4.1
Sweden	3.2
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM® Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM® Equity Growth Portfolio	$43	0.78%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$130,853,596
Total number of portfolio holdings	121
Portfolio turnover rate	25%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	13.3%
Apple, Inc.	11.7%
Alphabet, Inc. Class A	5.2%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Uber Technologies, Inc.	4.2%
Eli Lilly & Co.	2.9%
Boston Scientific Corp.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.3%
Netflix, Inc.	2.0%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Small Cap Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio	$44	0.88%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$112,659,497
Total number of portfolio holdings	496
Portfolio turnover rate	56%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Fabrinet	1.3%
SPX Technologies, Inc.	1.2%
SPS Commerce, Inc.	1.2%
Boot Barn Holdings, Inc.	1.0%
AeroVironment, Inc.	0.9%
Altair Engineering, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Meritage Homes Corp.	0.8%
PROCEPT BioRobotics Corp.	0.8%
Chefs' Warehouse, Inc. / The	0.8%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio	$46	0.91%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$78,294,655
Total number of portfolio holdings	584
Portfolio turnover rate	40%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.7%
Manhattan Associates, Inc.	0.6%
Pure Storage, Inc. Class A	0.6%
TechnipFMC PLC	0.6%
Wingstop, Inc.	0.6%
Viking Holdings Ltd.	0.6%
Natera, Inc.	0.6%
Monolithic Power Systems, Inc.	0.6%
First Citizens BancShares, Inc. Class A	0.6%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500® Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP S&P 500® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500® Index Portfolio	$20	0.38%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,212,679,392
Total number of portfolio holdings	505
Portfolio turnover rate	1%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio	$38	0.74%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$196,831,626
Total number of portfolio holdings	153
Portfolio turnover rate	37%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Berkshire Hathaway, Inc. Class B	2.8%
JPMorgan Chase & Co.	2.5%
Comcast Corp. Class A	1.8%
Medtronic PLC	1.6%
Walmart, Inc.	1.5%
Exxon Mobil Corp.	1.5%
Stryker Corp.	1.5%
Gilead Sciences, Inc.	1.5%
Eaton Corp. PLC	1.4%
Chevron Corp.	1.3%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated High Income Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated High Income Bond Portfolio	$43	0.86%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$120,947,862
Total number of portfolio holdings	437
Portfolio turnover rate	18%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/2027	1.1%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	1.1%
McAfee Corp. 7.375%, 02/15/2030	1.0%
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	1.0%
Garda World Security Corp. 9.500%, 11/01/2027	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100® Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Nasdaq-100® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100® Index Portfolio	$23	0.43%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$273,466,892
Total number of portfolio holdings	104
Portfolio turnover rate	2%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	8.6%
Apple, Inc.	8.4%
NVIDIA Corp.	7.9%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.5%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.5%
Tesla, Inc.	2.5%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio	$37	0.69%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$340,824,651
Total number of portfolio holdings	114
Portfolio turnover rate	36%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	8.3%
Apple, Inc.	7.6%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	5.0%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.1%
Alphabet, Inc. Class C	1.9%
Mastercard, Inc. Class A	1.9%
Eli Lilly & Co.	1.9%
Visa, Inc.	1.8%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Small Cap Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio	$44	0.87%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$136,836,506
Total number of portfolio holdings	330
Portfolio turnover rate	25%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Franklin Electric Co., Inc.	1.3%
UFP Industries, Inc.	1.2%
Abercrombie & Fitch Co. Class A	1.1%
Boise Cascade Co.	1.0%
EMCOR Group, Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Varonis Systems, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.9%
ExlService Holdings, Inc.	0.9%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400® Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400® Index Portfolio	$21	0.41%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$528,945,880
Total number of portfolio holdings	403
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Pure Storage, Inc. Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio	$39	0.71%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$502,923,835
Total number of portfolio holdings	90
Portfolio turnover rate	61%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
NVIDIA Corp.	9.8%
Microsoft Corp.	8.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. Class A	4.8%
Broadcom, Inc.	3.8%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	3.2%
Mastercard, Inc. Class A	2.6%
Costco Wholesale Corp.	2.1%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Risk Managed Balanced Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP AB Risk Managed Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Risk Managed Balanced Portfolio	$43	0.84%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,359,622,706
Total number of portfolio holdings	927
Portfolio turnover rate	54%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	3.4%
U.S. Treasury Note 1.875%, 02/15/2032	2.3%
NVIDIA Corp.	2.3%
Alphabet, Inc. Class C	2.0%
U.S. Treasury Note 3.375%, 05/15/2033	1.8%
Amazon.com, Inc.	1.6%
U.S. Treasury Note 3.875%, 08/15/2033	1.5%
U.S. Treasury Note 3.250%, 05/15/2042	1.5%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,500	1.4%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,700	1.3%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated Core Plus Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated Core Plus Bond Portfolio	$28	0.57%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$565,446,096
Total number of portfolio holdings	810
Portfolio turnover rate	26%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	4.5%
U.S. Treasury Note 2.875%, 05/15/2052	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.6%
Federated Hermes Core Trust - Emerging Markets Core Fund	3.1%
U.S. Treasury Note 0.875%, 06/30/2026	2.9%
U.S. Treasury Note 2.750%, 04/30/2027	2.1%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.7%
U.S. Treasury Note 4.500%, 11/15/2033	1.3%
Fannie Mae Pool FN MA4562 2.000%, 03/01/2052	1.2%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio	$32	0.61%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$665,700,440
Total number of portfolio holdings	132
Portfolio turnover rate	26%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	5.1%
Apple, Inc.	4.6%
NVIDIA Corp.	3.6%
Walmart, Inc.	3.5%
AbbVie, Inc.	3.1%
Lockheed Martin Corp.	2.7%
McKesson Corp.	2.4%
Merck & Co., Inc.	2.3%
Kroger Co. / The	2.0%
Altria Group, Inc.	2.0%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Relative Value Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio	$38	0.73%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$125,230,523
Total number of portfolio holdings	68
Portfolio turnover rate	27%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Regeneron Pharmaceuticals, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc. Class B	3.6%
Wells Fargo & Co.	3.6%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%
Portfolio Composition

Sector Allocation
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP iShares Managed Risk Balanced Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Balanced Portfolio	$30	0.59%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$568,454,696
Total number of portfolio holdings	23
Portfolio turnover rate	1%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	36.6%
iShares Core S&P 500 ETF	17.8%
iShares Russell 1000 ETF	13.8%
BlackRock Ultra Short-Term Bond ETF	9.3%
iShares Core MSCI EAFE ETF	6.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.7%
iShares MSCI EAFE ETF	4.6%
iShares Core MSCI Emerging Markets ETF	2.5%
iShares Russell 1000 Value ETF	1.9%
iShares MSCI Emerging Markets ETF	0.7%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP iShares Managed Risk Moderate Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Moderate Growth Portfolio	$30	0.59%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$492,182,028
Total number of portfolio holdings	19
Portfolio turnover rate	3%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.1%
iShares Core S&P 500 ETF	29.8%
iShares Russell 1000 ETF	12.4%
iShares Core MSCI EAFE ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares MSCI EAFE ETF	2.8%
iShares Russell 1000 Value ETF	2.0%
iShares MSCI Emerging Markets ETF	1.0%
BlackRock Ultra Short-Term Bond ETF	0.7%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP iShares Managed Risk Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Growth Portfolio	$31	0.60%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$448,244,689
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	41.5%
iShares Core MSCI EAFE ETF	17.0%
iShares Core U.S. Aggregate Bond ETF	15.0%
iShares Russell 1000 ETF	10.9%
iShares Core MSCI Emerging Markets ETF	7.3%
BlackRock Ultra Short-Term Bond ETF	2.3%
iShares MSCI EAFE ETF	1.9%
iShares Russell 1000 Value ETF	1.8%
iShares MSCI Emerging Markets ETF	0.9%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderately Conservative Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio	$23	0.46%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$188,638,582
Total number of portfolio holdings	19
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500® Index Portfolio	14.0%
PIMCO Total Return Institutional	13.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	8.0%
Western Asset Core Plus Bond IS	7.0%
AVIP S&P MidCap 400® Index Portfolio	7.0%
AVIP Federated High Income Bond Portfolio	5.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.1%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Balanced Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio	$23	0.45%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$755,956,622
Total number of portfolio holdings	21
Portfolio turnover rate	3%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	16.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
AVIP S&P MidCap 400® Index Portfolio	10.0%
PIMCO Total Return Institutional	9.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	6.0%
DFA International Core Equity Portfolio Institutional	5.0%
Western Asset Core Plus Bond IS	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderate Growth Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio	$22	0.42%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,448,199,686
Total number of portfolio holdings	21
Portfolio turnover rate	3%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	12.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.1%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
PIMCO Total Return Institutional	5.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
AVIP Bond Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Growth Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio	$23	0.44%
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$346,502,823
Total number of portfolio holdings	20
Portfolio turnover rate	3%
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	14.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code Of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees And Services.

Not applicable for semiannual reports.

Item 5. Audit Committee Of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Investments.

The information required is disclosed as part of the financial statements included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AuguStar℠ Variable Insurance Products Fund, Inc.

Semi-Annual Financial Statements

JUNE 30, 2024

AuguStar℠ Financial

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Corporate Bonds–92.4%		Rate	Maturity	Face Amount	Value
Communication Services–5.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$936,039
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	608,092
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,308,708
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	2,007,538
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,005,008
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,894,009
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,682,688
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,389,962
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	629,047
					12,461,091
Consumer Discretionary–8.4%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	883,061
Aptiv PLC (Automobile Components)		4.350%	03/15/2029	1,000,000	965,669
Aptiv PLC / Aptiv Corp. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,734,052
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	981,910
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,766,878
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,148,503
Lear Corp. (Automobile Components)		4.250%	05/15/2029	4,000,000	3,812,534
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,250,612
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,902,147
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	2,967,996
					18,413,362
Consumer Staples–10.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,906,750
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	921,960
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,768,855
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	954,390
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,968,821
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	1,957,055
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	676,391
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	606,042
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	500,000	498,756
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,505,065
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Food Co. / JBS Lux Co. SARL (Food Products)		5.750%	04/01/2033	1,090,000	1,087,396
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,773,511
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,062,964
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,309,807
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,527,980
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,698,063
					22,223,806
Energy–8.7%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,599,321
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	950,136
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	830,146
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,558,040
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,973,576
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	951,154
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	969,239
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	852,612
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,866,163
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,005,083
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,019,989
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	804,280
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	873,839
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	765,747
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	959,800
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	942,317
					18,921,442
Financials–24.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,288,825
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,698,198
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,886,389
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	984,695

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	$1,000,000	$876,368
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,000,000	1,879,125
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	873,011
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,628,181
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,469,108
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,908,549
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	973,896
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	1,949,468
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	1,997,479
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,075,704
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	977,675
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,776,132
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	1,913,234
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,752,838
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,282,456
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,017,044
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	965,764
Morgan Stanley (Rate is fixed until 10/18/2027, at which point, the rate becomes SOFR + 224) (Capital Markets)	(b)	6.296%	10/18/2028	2,000,000	2,063,510
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,180,616
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,679,507
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	997,591
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,920,408
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,022,557
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,611,223
U.S. Bancorp (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 186) (Banks)	(b)	5.678%	01/23/2035	700,000	702,685
UBS AG (Banks)		7.950%	01/09/2025	2,000,000	2,021,006
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,099,923
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	844,736
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,470,521
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	965,157
					52,753,579
Health Care–5.3%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	917,602
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,666,710
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	2,956,579
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,775,758
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	855,983
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,482,499
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,852,482
					11,507,613
Industrials–8.0%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,957,240
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,624,653
Boeing Co. / The (Aerospace & Defense)	(a)	6.298%	05/01/2029	2,100,000	2,129,526
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,108,871
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,946,932
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	842,427
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	876,932
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	985,752
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,278,244
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,028,344
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	977,076
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,738,040
					17,494,037

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology–3.7%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	$2,000,000	$1,620,811
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	1,988,053
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,127,239
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,275,126
					8,011,229
Materials–5.9%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	981,514
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	766,428
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,279,713
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,684,178
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,913,132
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,818,030
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,472,772
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	885,394
					12,801,161
Real Estate–2.8%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	957,256
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,373,156
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	924,238
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	946,374
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	979,425
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	942,260
					6,122,709
Utilities–9.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	793,400
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,003,534
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,803,065
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,782,312
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,681,071
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,987,638
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	797,219
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,494,057
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	727,833
Duke Energy Indiana LLC (Electric Utilities)		5.400%	04/01/2053	500,000	473,413
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	934,018
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,652,958
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,359,961
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	1,997,829
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,116,094
					20,604,402
Total Corporate Bonds (Cost $222,623,723)					$201,314,431

Asset-Backed Securities–2.1%		Rate	Maturity	Face Amount	Value
Industrials–2.1%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,154,100	$1,102,449
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,438,538	2,022,965
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	875,000	845,626
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	807,944	698,964
Total Asset-Backed Securities (Cost $5,275,582)					$4,670,004

U.S. Treasury Obligations–1.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.500%	11/15/2025	$2,000,000	$1,987,890
U.S. Treasury Note		3.375%	05/15/2033	2,000,000	1,853,516
Total U.S. Treasury Obligations (Cost $3,918,339)					$3,841,406
Total Investments – 96.3% (Cost $231,817,644)	(c)				$209,825,841
Other Assets in Excess of Liabilities – 3.7%					8,124,691
Net Assets – 100.0%					$217,950,532

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.090% at 6/30/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.330% at 6/30/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.330% at 6/30/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.145% at 6/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.325% at 6/30/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.335% at 6/30/2024
USSW5:
USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2024, the value of these securities totaled $19,882,422, or 9.1% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2024.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–75.4%		Shares	Value
Communication Services–7.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		53,701	$9,781,637
Alphabet, Inc. Class C (Interactive Media & Svs.)		33,881	6,214,453
Comcast Corp. Class A (Media)		115,161	4,509,705
Fox Corp. Class A (Media)		74,887	2,573,866
Fox Corp. Class B (Media)		905	28,978
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,203	7,161,437
Netflix, Inc. (Entertainment)	(a)	1,091	736,294
			31,006,370
Consumer Discretionary–7.6%
Amazon.com, Inc. (Broadline Retail)	(a)	81,574	15,764,175
AutoNation, Inc. (Specialty Retail)	(a)	4,929	785,584
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	32,103	600,968
D.R. Horton, Inc. (Household Durables)		10,165	1,432,553
General Motors Co. (Automobiles)		37,950	1,763,157
Home Depot, Inc. / The (Specialty Retail)		13,854	4,769,101
Lear Corp. (Automobile Components)		2,636	301,058
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	17,948	797,609
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		27,066	2,039,964
Tesla, Inc. (Automobiles)	(a)	5,969	1,181,146
Toll Brothers, Inc. (Household Durables)		19,292	2,222,053
			31,657,368
Consumer Staples–4.3%
Colgate-Palmolive Co. (Household Products)		11,770	1,142,161
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,412	4,600,146
Hershey Co. / The (Food Products)		8,587	1,578,548
Kimberly-Clark Corp. (Household Products)		26,666	3,685,241
Kroger Co. / The (Consumer Staples Distribution & Retail)		36,396	1,817,252
Monster Beverage Corp. (Beverages)	(a)	16,432	820,779
PepsiCo, Inc. (Beverages)		16,814	2,773,133
Walmart, Inc. (Consumer Staples Distribution & Retail)		21,158	1,432,608
			17,849,868
Energy–2.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,893	1,391,043
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,460	738,895
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		32,990	1,563,726
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,685	1,344,921
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		13,665	1,573,115
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,773	1,521,940
Schlumberger N.V. (Energy Equip. & Svs.)		49,624	2,341,260
			10,474,900
Financials–8.9%
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,026	4,078,577
Invesco Ltd. (Capital Markets)		74,625	1,116,390
JPMorgan Chase & Co. (Banks)		20,707	4,188,198
KeyCorp (Banks)		76,879	1,092,450
Marsh & McLennan Cos., Inc. (Insurance)		20,593	4,339,357
Mastercard, Inc. Class A (Financial Services)		13,497	5,954,336
Moody's Corp. (Capital Markets)		2,789	1,173,974
Nasdaq, Inc. (Capital Markets)		44,572	2,685,909
Progressive Corp. / The (Insurance)		13,322	2,767,113
Reinsurance Group of America, Inc. (Insurance)		3,971	815,127
S&P Global, Inc. (Capital Markets)		5,269	2,349,974
Travelers Cos., Inc. / The (Insurance)		4,920	1,000,433
Visa, Inc. (Financial Services)		21,353	5,604,522
			37,166,360
Health Care–9.3%
Amgen, Inc. (Biotechnology)		5,396	1,685,980
Biogen, Inc. (Biotechnology)	(a)	2,093	485,199
Bristol-Myers Squibb Co. (Pharmaceuticals)		44,506	1,848,334
Cardinal Health, Inc. (Health Care Providers & Svs.)		14,127	1,388,967
Centene Corp. (Health Care Providers & Svs.)	(a)	5,941	393,888
Cigna Group / The (Health Care Providers & Svs.)		1,596	520,727
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,932	445,810
Elevance Health, Inc. (Health Care Providers & Svs.)		6,049	3,277,711

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Eli Lilly & Co. (Pharmaceuticals)		6,699	$6,065,141
Gilead Sciences, Inc. (Biotechnology)		60,105	4,123,804
Incyte Corp. (Biotechnology)	(a)	28,823	1,747,250
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		3,447	701,499
Medtronic PLC (Health Care Equip. & Supplies)		48,644	3,828,769
Merck & Co., Inc. (Pharmaceuticals)		11,454	1,418,005
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,545	488,040
Pfizer, Inc. (Pharmaceuticals)		47,715	1,335,066
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	850	893,376
Stryker Corp. (Health Care Equip. & Supplies)		8,417	2,863,884
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,154	1,191,162
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,857	2,982,736
Zoetis, Inc. (Pharmaceuticals)		5,094	883,096
			38,568,444
Industrials–6.6%
AECOM (Construction & Engineering)		15,692	1,383,093
American Airlines Group, Inc. (Passenger Airlines)	(a)	77,231	875,027
Builders FirstSource, Inc. (Building Products)	(a)	2,724	377,029
Cintas Corp. (Commercial Svs. & Supplies)		4,521	3,165,875
CNH Industrial N.V. (Machinery)		46,029	466,274
Cummins, Inc. (Machinery)		1,383	382,994
Eaton Corp. PLC (Electrical Equip.)		8,788	2,755,477
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,329	914,586
Lockheed Martin Corp. (Aerospace & Defense)		8,896	4,155,322
Old Dominion Freight Line, Inc. (Ground Transportation)		5,076	896,422
Oshkosh Corp. (Machinery)		28,123	3,042,909
Parker-Hannifin Corp. (Machinery)		7,103	3,592,768
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,985	1,790,946
Waste Management, Inc. (Commercial Svs. & Supplies)		10,631	2,268,018
Watsco, Inc. (Trading Companies & Distributors)		2,479	1,148,372
WESCO International, Inc. (Trading Companies & Distributors)		2,061	326,710
			27,541,822
Information Technology–24.9%
Adobe, Inc. (Software)	(a)	2,785	1,547,179
Apple, Inc. (Tech. Hardware, Storage & Periph.)		116,300	24,495,106
Applied Materials, Inc. (Semiconductors & Equip.)		4,533	1,069,743
Atlassian Corp. Class A (Software)	(a)	4,769	843,541
Broadcom, Inc. (Semiconductors & Equip.)		1,604	2,575,270
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,804	1,074,465
Fortinet, Inc. (Software)	(a)	19,687	1,186,535
Intel Corp. (Semiconductors & Equip.)		31,575	977,878
Lam Research Corp. (Semiconductors & Equip.)		4,188	4,459,592
Manhattan Associates, Inc. (Software)	(a)	13,675	3,373,349
Micron Technology, Inc. (Semiconductors & Equip.)		14,635	1,924,941
Microsoft Corp. (Software)		59,242	26,478,212
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		2,460	2,021,333
NVIDIA Corp. (Semiconductors & Equip.)		170,470	21,059,864
QUALCOMM, Inc. (Semiconductors & Equip.)		23,711	4,722,757
ServiceNow, Inc. (Software)	(a)	2,430	1,911,608
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		26,169	3,936,602
			103,657,975
Materials–1.2%
Ecolab, Inc. (Chemicals)		8,973	2,135,574
Louisiana-Pacific Corp. (Paper & Forest Products)		12,617	1,038,757
Nucor Corp. (Metals & Mining)		10,660	1,685,133
			4,859,464
Real Estate–1.3%
Camden Property Trust (Residential REITs)		15,060	1,643,197
Equinix, Inc. (Specialized REITs)		2,913	2,203,976
Simon Property Group, Inc. (Retail REITs)		9,979	1,514,812
			5,361,985
Utilities–1.3%
AES Corp. / The (Ind. Power & Renewable Elec.)		110,565	1,942,627
CMS Energy Corp. (Multi-Utilities)		15,738	936,883

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
OGE Energy Corp. (Electric Utilities)	25,164	$898,355
PPL Corp. (Electric Utilities)	55,427	1,532,557
		5,310,422
Total Common Stocks (Cost $240,224,259)		$313,454,978

Corporate Bonds–22.2%		Rate	Maturity	Face Amount	Value
Communication Services–1.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$936,039
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,539,139
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	803,015
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	947,004
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,121,792
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	926,642
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	629,047
					6,902,678
Consumer Discretionary–1.3%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	883,061
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	981,909
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,844,586
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	902,096
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	625,306
					5,236,958
Consumer Staples–3.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,906,750
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	954,390
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	984,410
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,352,782
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,767,618
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,003,377
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Food Co. / JBS Lux Co. SARL (Food Products)		5.750%	04/01/2033	727,000	725,263
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	708,643
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	923,923
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	1,018,653
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,752,938
					13,098,747
Energy–2.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	945,324
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	950,136
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,038,693
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	986,788
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	951,154
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	969,239
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,910,775
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,206,420
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	873,839
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	959,800
					10,792,168
Financials–5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	859,216
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,132,132
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,237,024
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	814,090
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	979,405
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	954,275
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,666,715
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	993,020
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	250,000	249,685
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,653,525
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	956,617
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	876,419
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	965,764

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	$1,500,000	$1,314,870
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,426,050
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	839,754
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	997,591
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,446,366
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	805,612
U.S. Bancorp (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 186) (Banks)	(c)	5.678%	01/23/2035	300,000	301,151
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	733,282
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,470,521
					23,673,084
Health Care–0.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	917,603
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	988,332
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,916,192
					3,822,127
Industrials–1.8%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,957,240
Boeing Co. / The (Aerospace & Defense)	(b)	6.298%	05/01/2029	900,000	912,654
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	973,466
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,014,172
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	969,198
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,761,482
					7,588,212
Information Technology–1.1%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	810,406
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,695,030
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	910,707
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	975,054
					4,391,197
Materials–0.9%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,279,714
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,684,178
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	971,044
					3,934,936
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	957,256
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	938,195
					1,895,451
Utilities–2.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	793,400
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	742,808
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	901,532
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	888,965
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	840,535
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	993,819
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	797,219
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	997,623
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,091,750
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	669,026
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	826,479
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	679,981
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	744,063
					10,967,200
Total Corporate Bonds (Cost $105,994,878)					$92,302,758

Asset-Backed Securities–0.5%	Rate	Maturity	Face Amount	Value
Industrials–0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,625,692	$1,348,643

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Asset-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Industrials (continued)
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	$97,222	$93,959
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	807,944	698,964
Total Asset-Backed Securities (Cost $2,530,857)				$2,141,566

U.S. Treasury Obligations–0.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.500%	11/15/2033	$2,000,000	$2,018,437
Total U.S. Treasury Obligations (Cost $2,103,494)					$2,018,437
Total Investments – 98.6% (Cost $350,853,488)	(d)				$409,917,739
Other Assets in Excess of Liabilities – 1.4%	(e)				5,811,601
Net Assets – 100.0%					$415,729,340

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.330% at 6/30/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.330% at 6/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.325% at 6/30/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.335% at 6/30/2024

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2024, the value of these securities totaled $6,924,743, or 1.7% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2024.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $188,800 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	18	September 20, 2024	$4,965,967	$4,969,350	$3,383	$(20,820)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–96.7%		Shares	Value
Japan–20.3%
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	3,700	$130,695
Asahi Kasei Corp. (Materials)	(a)	10,600	67,869
Canon, Inc. (Information Technology)	(a)	27,900	758,105
Central Japan Railway Co. (Industrials)	(a)	61,100	1,318,927
Concordia Financial Group Ltd. (Financials)	(a)	13,800	81,183
Dai-ichi Life Holdings, Inc. (Financials)	(a)	18,400	494,007
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	20,400	712,646
Daikin Industries Ltd. (Industrials)	(a)	300	41,443
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	54,900	1,394,485
Fujitsu Ltd. (Information Technology)	(a)	29,000	455,644
Hitachi Ltd. (Industrials)	(a)	236,500	5,331,057
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	31,000	333,488
Hoya Corp. (Health Care)	(a)	1,400	163,811
J. Front Retailing Co. Ltd. (Consumer Discretionary)	(a)	10,900	113,922
Japan Post Bank Co. Ltd. (Financials)	(a)	30,900	292,519
Japan Post Holdings Co. Ltd. (Financials)	(a)	42,400	421,418
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	25,400	427,815
KDDI Corp. (Communication Services)	(a)	18,400	487,604
Marubeni Corp. (Industrials)	(a)	23,800	444,576
Mitsubishi Chemical Group Corp. (Materials)	(a)	107,700	599,894
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,000	112,508
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	605,000	6,527,291
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	24,700	227,195
Mizuho Financial Group, Inc. (Financials)	(a)	240,800	5,042,439
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	26,300	587,466
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	110,200	2,287,408
Nintendo Co. Ltd. (Communication Services)	(a)	6,800	363,330
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	2,865,100	2,707,936
Nomura Holdings, Inc. (Financials)	(a)	61,200	353,124
Nomura Research Institute Ltd. (Information Technology)	(a)	44,600	1,259,080
Oji Holdings Corp. (Materials)	(a)	33,700	133,291
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	38,900	531,161
ORIX Corp. (Financials)	(a)	24,000	532,448
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	4,000	93,857
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	232,600	1,911,027
Recruit Holdings Co. Ltd. (Industrials)	(a)	86,000	4,628,413
Renesas Electronics Corp. (Information Technology)	(a)	27,400	517,340
Resona Holdings, Inc. (Financials)	(a)	44,000	292,163
Sankyo Co. Ltd. (Consumer Discretionary)	(a)	56,400	612,877
Shimizu Corp. (Industrials)	(a)	4,000	22,533
Shionogi & Co. Ltd. (Health Care)	(a)	2,100	82,137
SoftBank Corp. (Communication Services)	(a)	58,500	715,814
SoftBank Group Corp. (Communication Services)	(a)	20,900	1,362,577
Sojitz Corp. (Industrials)	(a)	1,300	31,705
Sompo Holdings, Inc. (Financials)	(a)	33,900	724,344
Sony Group Corp. (Consumer Discretionary)	(a)	24,600	2,090,310
Sumitomo Chemical Co. Ltd. (Materials)	(a)	477,700	1,024,253
Common Stocks (Continued)		Shares	Value
Japan (continued)
Sumitomo Corp. (Industrials)	(a)	121,800	$3,058,755
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	54,500	3,645,467
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	15,600	356,293
T&D Holdings, Inc. (Financials)	(a)	10,200	178,794
Tokio Marine Holdings, Inc. (Financials)	(a)	111,500	4,185,219
Tokyo Electron Ltd. (Information Technology)	(a)	27,100	5,951,082
Toyota Industries Corp. (Industrials)	(a)	4,600	389,413
Toyota Motor Corp. (Consumer Discretionary)	(a)	76,300	1,570,887
Toyota Tsusho Corp. (Industrials)	(a)	90,900	1,780,011
Unicharm Corp. (Consumer Staples)	(a)	32,800	1,050,856
			71,011,912
United Kingdom–14.7%
3i Group PLC (Financials)	(a)	1,026	39,566
AstraZeneca PLC (Health Care)	(a)	18,459	2,877,684
Auto Trader Group PLC (Communication Services)	(a)	123,564	1,245,494
BAE Systems PLC (Industrials)	(a)	212,377	3,546,156
BP PLC (Energy)	(a)	361,710	2,179,477
British American Tobacco PLC (Consumer Staples)	(a)	71,278	2,191,095
British Land Co. PLC / The (Real Estate)	(a)	55,803	289,408
BT Group PLC (Communication Services)	(a)	148,893	264,320
Bunzl PLC (Industrials)	(a)	36,248	1,375,011
Centrica PLC (Utilities)	(a)	39,522	67,199
Compass Group PLC (Consumer Discretionary)	(a)	154,778	4,213,989
Drax Group PLC (Utilities)	(a)	10,519	65,431
GSK PLC (Health Care)	(a)	209,962	4,046,580
Halma PLC (Information Technology)	(a)	4,526	154,087
HSBC Holdings PLC (Financials)	(a)	69,107	598,052
IG Group Holdings PLC (Financials)	(a)	9,449	97,884
IMI PLC (Industrials)	(a)	7,328	163,537
Imperial Brands PLC (Consumer Staples)	(a)	54,420	1,393,360
Informa PLC (Communication Services)	(a)	274,240	2,968,989
International Consolidated Airlines Group SA (Industrials)	(a)(b)	24,386	50,069
J Sainsbury PLC (Consumer Staples)	(a)	59,987	193,527
Johnson Matthey PLC (Materials)	(a)	45,899	906,610
London Stock Exchange Group PLC (Financials)	(a)	16,892	2,002,324
Marks & Spencer Group PLC (Consumer Staples)	(a)	59,732	215,116
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	2,605	140,577
RELX PLC (Industrials)	(a)	66,224	3,035,778
Rio Tinto PLC (Materials)	(a)	8,495	559,189
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	9,170	53,006
Shell PLC (Energy)	(a)	194,667	6,995,831
Smiths Group PLC (Industrials)	(a)	69,501	1,499,218
Spectris PLC (Information Technology)	(a)	24,715	869,163
Standard Chartered PLC (Financials)	(a)	152,940	1,378,032
Tesco PLC (Consumer Staples)	(a)	1,013,696	3,924,502
Unilever PLC (Consumer Staples)	(a)	29,960	1,649,527
Vodafone Group PLC (Communication Services)	(a)	21,093	18,583
			51,268,371
Germany–10.0%
adidas AG (Consumer Discretionary)	(a)	2,319	553,459
Allianz SE (Financials)	(a)	21,524	5,980,323
Bayer AG (Health Care)	(a)	136,990	3,873,935
Deutsche Bank AG (Financials)	(a)	29,492	470,461
Deutsche Lufthansa AG (Industrials)	(a)	56,258	344,043

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Germany (continued)
Deutsche Post AG (Industrials)	(a)	2,649	$107,182
Deutsche Telekom AG (Communication Services)	(a)	198,204	4,985,995
Fresenius Medical Care AG (Health Care)	(a)	9,621	367,934
Fresenius SE & Co. KGaA (Health Care)	(a)(b)	34,567	1,032,466
Henkel AG & Co. KGaA (Consumer Staples)	(a)	1,800	141,652
Nemetschek SE (Information Technology)	(a)	7,353	723,086
Nordex SE (Industrials)	(a)(b)	23,782	291,256
SAP SE (Information Technology)	(a)	39,182	7,955,315
Scout24 SE (Communication Services)	(a)	600	45,749
Siemens AG (Industrials)	(a)	36,211	6,734,853
Siemens Energy AG (Industrials)	(a)(b)	41,989	1,092,961
Volkswagen AG (Consumer Discretionary)	(a)	741	88,908
Zalando SE (Consumer Discretionary)	(a)(b)	6,708	156,809
			34,946,387
France–8.9%
Air Liquide SA (Materials)	(a)	5,972	1,028,152
Amundi SA (Financials)	(a)	6,019	386,225
BNP Paribas SA (Financials)	(a)	62,572	4,009,612
Capgemini SE (Information Technology)	(a)	5,733	1,135,544
Carrefour SA (Consumer Staples)	(a)	188,765	2,667,287
Credit Agricole SA (Financials)	(a)	20,619	280,365
Danone SA (Consumer Staples)	(a)	67,773	4,136,192
Dassault Systemes SE (Information Technology)	(a)	58,950	2,219,138
Eiffage SA (Industrials)	(a)	14,157	1,307,035
Engie SA (Utilities)	(a)	6,877	97,949
EssilorLuxottica SA (Health Care)	(a)	3,699	793,687
Eurazeo SE (Financials)	(a)	2,759	220,799
Gecina SA (Real Estate)	(a)	971	89,655
Hermes International SCA (Consumer Discretionary)	(a)	562	1,293,558
Legrand SA (Industrials)	(a)	2,761	275,143
L'Oreal SA (Consumer Staples)	(a)	324	142,467
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	2,368	1,818,509
Publicis Groupe SA (Communication Services)	(a)	5,297	561,447
Sanofi (Health Care)	(a)	19,749	1,898,300
Schneider Electric SE (Industrials)	(a)	12,324	2,940,553
TotalEnergies SE (Energy)	(a)	3,163	210,811
Ubisoft Entertainment SA (Communication Services)	(a)(b)	25,977	570,505
Valeo SE (Consumer Discretionary)	(a)	64,268	687,435
Veolia Environnement SA (Utilities)	(a)	77,600	2,329,896
			31,100,264
Switzerland–7.8%
ABB Ltd. (Industrials)	(a)	98,213	5,436,881
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	112	1,308,034
Givaudan SA (Materials)	(a)	286	1,356,678
Glencore PLC (Materials)	(a)	51,678	294,657
Holcim AG (Materials)	(a)	22,173	1,966,606
Logitech International SA (Information Technology)	(a)	9,354	900,121
Nestle SA (Consumer Staples)	(a)	30,441	3,107,342
Novartis AG (Health Care)	(a)	75,785	8,119,028
Roche Holding Ltd. (Health Care)	(a)	521	158,924
Roche Holding Ltd. NVS (Health Care)	(a)	6,626	1,838,810
Schindler Holding AG (Industrials)	(a)	573	143,574
Sonova Holding AG (Health Care)	(a)	3,808	1,171,602
Common Stocks (Continued)		Shares	Value
Switzerland (continued)
UBS Group AG (Financials)	(a)	42,062	$1,231,221
Zurich Insurance Group AG (Financials)	(a)	781	415,500
			27,448,978
Netherlands–6.0%
Adyen N.V. (Financials)	(a)(b)	307	366,021
Argenx SE (Health Care)	(a)(b)	846	365,709
ASML Holding N.V. (Information Technology)	(a)	11,897	12,274,106
Euronext N.V. (Financials)	(a)	7,310	674,849
EXOR N.V. (Financials)	(a)	1,907	198,751
Koninklijke Philips N.V. (Health Care)	(a)(b)	49,796	1,252,182
NN Group N.V. (Financials)	(a)	41,196	1,916,217
Signify N.V. (Industrials)	(a)	4,339	108,206
Stellantis N.V. (Consumer Discretionary)	(a)	80,398	1,581,252
Wolters Kluwer N.V. (Industrials)	(a)	12,691	2,097,964
			20,835,257
Australia–5.9%
AGL Energy Ltd. (Utilities)	(a)	127,060	915,406
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	47,604	1,573,988
BHP Group Ltd. (Materials)	(a)	233,624	6,692,489
Brambles Ltd. (Industrials)	(a)	11,132	108,147
Cochlear Ltd. (Health Care)	(a)	2,716	599,776
Coles Group Ltd. (Consumer Staples)	(a)	18,051	205,050
Computershare Ltd. (Industrials)	(a)	5,017	88,131
CSL Ltd. (Health Care)	(a)	10,800	2,117,862
Macquarie Group Ltd. (Financials)	(a)	6,573	896,549
REA Group Ltd. (Communication Services)	(a)	8,160	1,064,483
Rio Tinto Ltd. (Materials)	(a)	25,665	2,036,751
South32 Ltd. (Materials)	(a)	99,114	241,878
Transurban Group (Industrials)	(a)	37,301	308,451
Wesfarmers Ltd. (Consumer Discretionary)	(a)	63,606	2,754,391
Woodside Energy Group Ltd. (Energy)	(a)	28,928	545,504
Worley Ltd. (Industrials)	(a)	52,412	521,751
			20,670,607
Denmark–4.2%
DSV A/S (Industrials)	(a)	6,662	1,019,456
Genmab A/S (Health Care)	(a)(b)	2,019	506,323
Novo Nordisk A/S Class B (Health Care)	(a)	85,857	12,265,202
Pandora A/S (Consumer Discretionary)	(a)	4,801	721,259
Vestas Wind Systems A/S (Industrials)	(a)(b)	5,389	124,364
			14,636,604
Spain–4.1%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	33,351	1,437,587
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	86,121	859,170
Banco Santander SA (Financials)	(a)	1,019,206	4,723,873
Iberdrola SA (Utilities)	(a)	120,109	1,558,114
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	81,786	4,041,668
Repsol SA (Energy)	(a)	108,672	1,712,899
			14,333,311
Sweden–3.2%
Assa Abloy AB Class B (Industrials)	(a)	31,272	886,251
Atlas Copco AB Class A (Industrials)	(a)	67,739	1,276,630
Atlas Copco AB Class B (Industrials)	(a)	66,246	1,072,909
Electrolux AB Class B (Consumer Discretionary)	(a)(b)	57,322	472,201
Evolution AB (Consumer Discretionary)	(a)	2,200	229,260

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Hexagon AB Class B (Information Technology)	(a)	194,364	$2,181,786
Industrivarden AB Class C (Financials)	(a)	12,187	412,423
Industrivarden AB Class A (Financials)	(a)	1,237	41,950
Investor AB Class B (Financials)	(a)	117,755	3,232,592
Trelleborg AB Class B (Industrials)	(a)	21,888	848,013
Volvo AB Class B (Industrials)	(a)	19,506	500,403
			11,154,418
Italy–2.4%
A2A SpA (Utilities)	(a)	400,697	794,661
Amplifon SpA (Health Care)	(a)	4,559	161,716
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	186,320	869,221
Banco BPM SpA (Financials)	(a)	10,706	69,256
Enel SpA (Utilities)	(a)	45,100	314,596
Ferrari N.V. (Consumer Discretionary)	(a)	7,033	2,875,499
Generali (Financials)	(a)	21,263	528,803
Intesa Sanpaolo SpA (Financials)	(a)	190,831	712,547
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	11,001	161,915
Moncler SpA (Consumer Discretionary)	(a)	1,526	93,454
Poste Italiane SpA (Financials)	(a)	9,074	115,900
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	8,556	447,406
UniCredit SpA (Financials)	(a)	36,714	1,367,980
			8,512,954
Hong Kong–2.4%
AIA Group Ltd. (Financials)	(a)	471,200	3,195,184
BOC Hong Kong Holdings Ltd. (Financials)	(a)	14,500	44,758
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	310,000	364,946
CK Asset Holdings Ltd. (Real Estate)	(a)	256,500	960,199
CK Hutchison Holdings Ltd. (Industrials)	(a)	613,500	2,936,643
Jardine Matheson Holdings Ltd. (Industrials)	(a)	10,000	353,440
Sino Land Co. Ltd. (Real Estate)	(a)	20,000	20,615
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	2,500	21,614
Swire Properties Ltd. (Real Estate)	(a)	67,600	107,640
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	160,000	422,853
			8,427,892
Singapore–1.7%
DBS Group Holdings Ltd. (Financials)	(a)	1,600	42,161
Seatrium Ltd. (Industrials)	(a)(b)	18,800	19,108
Singapore Telecommunications Ltd. (Communication Services)	(a)	2,182,700	4,414,332
United Overseas Bank Ltd. (Financials)	(a)	25,600	591,145
Wilmar International Ltd. (Consumer Staples)	(a)	47,600	108,510
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	(a)	488,800	885,050
			6,060,306
Common Stocks (Continued)		Shares	Value
Ireland–1.0%
Experian PLC (Industrials)	(a)	76,350	$3,540,640
Norway–1.0%
DNB Bank ASA (Financials)	(a)	8,519	167,283
Equinor ASA (Energy)	(a)	112,528	3,215,228
Yara International ASA (Materials)	(a)	1,959	56,420
			3,438,931
Finland–0.8%
Nordea Bank Abp (Financials)	(a)	184,903	2,194,858
Stora Enso Oyj (Materials)	(a)	5,721	78,232
Wartsila OYJ Abp (Industrials)	(a)	28,405	546,613
			2,819,703
Luxembourg–0.6%
ArcelorMittal SA (Materials)	(a)	97,558	2,224,155
Austria–0.6%
BAWAG Group AG (Financials)	(a)	6,469	408,243
Erste Group Bank AG (Financials)	(a)	20,388	965,598
OMV AG (Energy)	(a)	15,824	688,203
			2,062,044
New Zealand–0.4%
Xero Ltd. (Information Technology)	(a)(b)	15,994	1,448,391
Israel–0.4%
Elbit Systems Ltd. (Industrials)	(a)	1,238	215,865
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	859	29,072
Nice Ltd. (Information Technology)	(a)(b)	5,752	992,558
			1,237,495
Belgium–0.3%
Groupe Bruxelles Lambert N.V. (Financials)	(a)	245	17,430
KBC Group N.V. (Financials)	(a)	13,556	956,220
Sofina SA (Financials)	(a)	614	140,112
			1,113,762
Total Common Stocks (Cost $303,957,799)			$338,292,382

Preferred Securities–0.2%		Rate	Quantity	Value
Germany–0.2%
Porsche Automobil Holding SE (Consumer Discretionary)	(a)	7.301% (c)	11,477	$518,793
Volkswagen AG (Consumer Discretionary)	(a)	8.604% (c)	898	101,320
Total Preferred Securities (Cost $706,682)				$620,113
Total Investments – 96.9% (Cost $304,664,481)			(d)	$338,912,495
Other Assets in Excess of Liabilities – 3.1%			(e)	10,858,802
Net Assets – 100.0%				$349,771,297

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non Voting Shares

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $338,912,495 or 96.9%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $233,220 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	57	September 20, 2024	$6,635,146	$6,678,120	$42,974	$9,120
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.1%		Shares	Value
Communication Services–11.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)		37,068	$6,751,936
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,851	360,993
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		4,072	2,053,184
Netflix, Inc. (Entertainment)	(a)	3,853	2,600,313
Universal Music Group N.V. (Entertainment)	(b)	73,328	2,173,684
Warner Music Group Corp. Class A (Entertainment)		22,948	703,356
			14,643,466
Consumer Discretionary–9.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,316	1,564,215
Amazon.com, Inc. (Broadline Retail)	(a)	34,558	6,678,334
BYD Co. Ltd. (Automobiles)	(b)	13,425	398,423
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,463	755,391
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	706	147,321
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,571	99,114
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	586	450,019
MercadoLibre, Inc. (Broadline Retail)	(a)	703	1,155,310
Mobileye Global, Inc. Class A (Automobile Components)	(a)	4,222	118,575
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	4,200	558,390
Savers Value Village, Inc. (Broadline Retail)	(a)	9,105	111,445
TopBuild Corp. (Household Durables)	(a)	162	62,414
Trip.com Group Ltd. – ADR (Hotels, Restaurants & Leisure)	(a)	2,288	107,536
			12,206,487
Consumer Staples–0.7%
Monster Beverage Corp. (Beverages)	(a)	15,883	793,356
Puig Brands SA Class B (Personal Care Products)	(a)(c)	2,300	64,289
			857,645
Energy–2.5%
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		6,356	226,273
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		6,540	1,143,388
Range Resources Corp. (Oil, Gas & Consumable Fuels)		18,224	611,051
Reliance Industries Ltd. – GDR (Oil, Gas & Consumable Fuels)		17,318	1,291,923
			3,272,635
Financials–5.7%
Arthur J. Gallagher & Co. (Insurance)		3,653	947,259
Baldwin Insurance Group, Inc. / The (Insurance)	(a)	8,730	309,653
Capital One Financial Corp. (Consumer Finance)		4,030	557,953
Corebridge Financial, Inc. (Financial Services)		10,547	307,129
Fiserv, Inc. (Financial Services)	(a)	1,636	243,829
Global Payments, Inc. (Financial Services)		5,968	577,106
LPL Financial Holdings, Inc. (Capital Markets)		494	137,974
Mastercard, Inc. Class A (Financial Services)		4,793	2,114,480
Morgan Stanley (Capital Markets)		643	62,493
MSCI, Inc. (Capital Markets)		116	55,883
Rocket Cos., Inc. Class A (Financial Services)	(a)	16,561	226,886
Visa, Inc. (Financial Services)		7,514	1,972,200
			7,512,845
Health Care–15.3%
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	3,121
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,135	$515,453
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,928	1,197,504
Arcellx, Inc. (Biotechnology)	(a)	792	43,710
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	3,155	81,998
Beam Therapeutics, Inc. (Biotechnology)	(a)	985	23,079
BioNTech SE – ADR (Biotechnology)	(a)	1,983	159,354
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,257	233,364
Blueprint Medicines Corp. (Biotechnology)	(a)	492	53,028
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	43,716	3,366,569
Bruker Corp. (Life Sciences Tools & Svs.)		13,422	856,458
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,509	65,674
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(b)	7,600	271,296
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	60,050
Cytokinetics, Inc. (Biotechnology)	(a)	2,313	125,318
Danaher Corp. (Life Sciences Tools & Svs.)		4,055	1,013,142
Eli Lilly & Co. (Pharmaceuticals)		4,216	3,817,082
Exact Sciences Corp. (Biotechnology)	(a)	17,058	720,700
Galapagos N.V. – ADR (Biotechnology)	(a)	5,545	137,405
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,741	324,397
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,011	1,207,748
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,090	377,932
Hookipa Pharma, Inc. (Biotechnology)	(a)	6,797	4,022
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	85,572
Insmed, Inc. (Biotechnology)	(a)	13,409	898,403
Janux Therapeutics, Inc. (Biotechnology)	(a)	300	12,567
Krystal Biotech, Inc. (Biotechnology)	(a)	476	87,413
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	1,206	96,830
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,931	129,814
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	13,873	54,382
Moderna, Inc. (Biotechnology)	(a)	1,305	154,969
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	970	174,571
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	2,790	17,689
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,243	1,306,430
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	475	59,879
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	763	45,910
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	765	120,870
Sartorius Stedim Biotech (Life Sciences Tools & Svs.)	(b)	807	131,859
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	46,086	748,897
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,538	850,514
UCB SA (Pharmaceuticals)	(b)	1,522	225,557
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	6,484
XOMA Corp. (Biotechnology)	(a)	3,682	87,227
			19,954,241
Industrials–11.6%
Chart Industries, Inc. (Machinery)	(a)	907	130,916
Eaton Corp. PLC (Electrical Equip.)		4,735	1,484,659
Energy Recovery, Inc. (Machinery)	(a)	4,041	53,705
Equifax, Inc. (Professional Svs.)		6,546	1,587,143
Ferguson PLC (Trading Companies & Distributors)	(b)	5,461	1,049,473
GE Vernova, Inc. (Electrical Equip.)	(a)	5,089	872,814
General Electric Co. (Aerospace & Defense)		11,773	1,871,554
Ingersoll Rand, Inc. (Machinery)		14,463	1,313,819
Loar Holdings, Inc. (Aerospace & Defense)	(a)	200	10,682

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	1,100	$49,016
RELX PLC – ADR (Professional Svs.)		12,657	580,703
Uber Technologies, Inc. (Ground Transportation)	(a)	74,807	5,436,973
UL Solutions, Inc. Class A (Professional Svs.)		8,196	345,789
Westinghouse Air Brake Technologies Corp. (Machinery)		2,456	388,171
			15,175,417
Information Technology–42.6%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	18,803	530,997
Apple, Inc. (Tech. Hardware, Storage & Periph.)		72,777	15,328,292
ASML Holding N.V. (Semiconductors & Equip.)		1,916	1,959,551
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	12,102
Autodesk, Inc. (Software)	(a)	582	144,016
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	6,671	1,114,588
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,926	139,558
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	547	133,900
Gartner, Inc. (IT Svs.)	(a)	1,074	482,290
HubSpot, Inc. (Software)	(a)	2,057	1,213,198
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		5,607	609,986
Manhattan Associates, Inc. (Software)	(a)	3,369	831,065
Marvell Technology, Inc. (Semiconductors & Equip.)		4,197	293,370
Micron Technology, Inc. (Semiconductors & Equip.)		6,684	879,147
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		39,067	$17,460,996
MongoDB, Inc. (IT Svs.)	(a)	6,581	1,644,987
Nice Ltd. – ADR (Software)	(a)	2,783	478,592
NVIDIA Corp. (Semiconductors & Equip.)		49,978	6,174,282
QUALCOMM, Inc. (Semiconductors & Equip.)		4,346	865,636
ServiceNow, Inc. (Software)	(a)	951	748,123
SiTime Corp. (Semiconductors & Equip.)	(a)	6,782	843,545
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		17,698	3,076,089
Universal Display Corp. (Semiconductors & Equip.)		3,545	745,336
Volue ASA (Software)	(a)(b)	14,937	41,891
			55,751,537
Materials–0.2%
Aspen Aerogels, Inc. (Chemicals)	(a)	6,519	155,478
International Paper Co. (Containers & Packaging)		2,824	121,856
			277,334
Total Common Stocks (Cost $102,224,820)			$129,651,607

Rights–0.0%		Quantity	Value
Health Care–0.0%
Gamida Cell Ltd. CVR (Biotechnology)		33,274	$0
Total Rights (Cost $44,288)			$0
Total Investments – 99.1% (Cost $102,269,108)	(d)		$129,651,607
Other Assets in Excess of Liabilities – 0.9%			1,201,989
Net Assets – 100.0%			$130,853,596

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
GDR:	Global Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $5,922,464 or 4.5% of the
Portfolio’s net assets.

(c)
As discussed in Note 2 of the Notes to Financial Statements, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $64,289 or 0.0% of the Portfolio’s net assets. Other
Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–98.5%		Shares	Value
Communication Services–1.7%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$34,100
Cable One, Inc. (Media)		225	79,650
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	100,766
Cinemark Holdings, Inc. (Entertainment)	(a)	6,250	135,125
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		2,160	121,910
EchoStar Corp. Class A (Media)	(a)	4,929	87,785
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	10,030	96,489
IAC, Inc. (Interactive Media & Svs.)	(a)	3,403	159,431
John Wiley & Sons, Inc. Class A (Media)		2,630	107,041
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	72,340	79,574
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,040	195,655
Shenandoah Telecommunications Co. (Diversified Telecom. Svs.)		5,370	87,692
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	88,236
TechTarget, Inc. (Media)	(a)	2,320	72,314
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		5,150	106,760
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	7,442	132,542
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	168,122
			1,853,192
Consumer Discretionary–14.4%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	2,470	439,265
Academy Sports & Outdoors, Inc. (Specialty Retail)		4,209	224,129
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,900	129,599
Advance Auto Parts, Inc. (Specialty Retail)		2,510	158,958
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	187,624
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,046	238,352
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	105,141
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	9,000	1,160,370
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	2,080	150,571
Buckle, Inc. / The (Specialty Retail)		2,318	85,627
Caleres, Inc. (Specialty Retail)		2,870	96,432
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	6,038	560,024
Cavco Industries, Inc. (Household Durables)	(a)	270	93,466
Century Communities, Inc. (Household Durables)		1,830	149,438
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	144,980
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	58,181
Dana, Inc. (Automobile Components)		7,540	91,385
Dorman Products, Inc. (Automobile Components)	(a)	1,300	118,924
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	3,216	671,083
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	13,897	575,336
Foot Locker, Inc. (Specialty Retail)		4,430	110,396
Fox Factory Holding Corp. (Automobile Components)	(a)	1,529	73,683
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	2,561	86,536
Gentherm, Inc. (Automobile Components)	(a)	2,190	108,011
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	87,707
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	83,686
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Green Brick Partners, Inc. (Household Durables)	(a)	2,040	$116,770
Group 1 Automotive, Inc. (Specialty Retail)		612	181,935
Guess?, Inc. (Specialty Retail)		1,070	21,828
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	90	444
Hibbett, Inc. (Specialty Retail)		1,510	131,687
Installed Building Products, Inc. (Household Durables)		1,188	244,348
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	71,825
Kohl's Corp. (Broadline Retail)		5,490	126,215
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	152,145
La-Z-Boy, Inc. (Household Durables)		4,820	179,690
LCI Industries (Automobile Components)		1,220	126,124
Leggett & Platt, Inc. (Household Durables)		8,100	92,826
Leslie's, Inc. (Specialty Retail)	(a)	9,849	41,267
LGI Homes, Inc. (Household Durables)	(a)	1,070	95,754
M/I Homes, Inc. (Household Durables)	(a)	1,420	173,439
Meritage Homes Corp. (Household Durables)		5,704	923,192
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	131,578
Modine Manufacturing Co. (Automobile Components)	(a)	8,423	843,900
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	113,096
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	74,351
Newell Brands, Inc. (Household Durables)		18,500	118,585
ODP Corp. / The (Specialty Retail)	(a)	2,070	81,289
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	5,713	560,845
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	95,142
Patrick Industries, Inc. (Automobile Components)		1,060	115,063
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,980	135,098
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,950	175,500
SharkNinja, Inc. (Household Durables)		10,430	783,814
Signet Jewelers Ltd. (Specialty Retail)		2,160	193,493
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		5,473	181,375
Skyline Champion Corp. (Household Durables)	(a)	8,416	570,184
Sonic Automotive, Inc. Class A (Specialty Retail)		120	6,536
Sonos, Inc. (Household Durables)	(a)	9,149	135,039
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	136,206
Strategic Education, Inc. (Diversified Consumer Svs.)		1,120	123,939
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,230	157,215
Sturm Ruger & Co., Inc. (Leisure Products)		210	8,747
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,937	676,022
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	6,600	100,980
Tri Pointe Homes, Inc. (Household Durables)	(a)	4,813	179,284
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	169,536
V.F. Corp. (Textiles, Apparel & Luxury Goods)		15,944	215,244
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	57,834
Wayfair, Inc. Class A (Specialty Retail)	(a)	10,437	550,343
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,476	623,846
Winnebago Industries, Inc. (Automobiles)		1,670	90,514

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		180	$2,434
Worthington Enterprises, Inc. (Household Durables)		1,800	85,194
XPEL, Inc. (Automobile Components)	(a)	2,201	78,268
			16,238,887
Consumer Staples–4.0%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	95,232
BellRing Brands, Inc. (Personal Care Products)	(a)	12,875	735,678
Cal-Maine Foods, Inc. (Food Products)		870	53,166
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	23,359	913,571
Energizer Holdings, Inc. (Household Products)		3,360	99,254
Fresh Del Monte Produce, Inc. (Food Products)		60	1,311
Freshpet, Inc. (Food Products)	(a)	5,745	743,346
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	30,227	668,621
J & J Snack Foods Corp. (Food Products)		540	87,680
John B. Sanfilippo & Son, Inc. (Food Products)		990	96,198
MGP Ingredients, Inc. (Beverages)		1,020	75,888
Nu Skin Enterprises, Inc. Class A (Personal Care Products)		5,740	60,500
Simply Good Foods Co. / The (Food Products)	(a)	4,410	159,333
SpartanNash Co. (Consumer Staples Distribution & Retail)		5,320	99,803
Tootsie Roll Industries, Inc. (Food Products)		3,368	102,960
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	93,798
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	63,142
Universal Corp. (Tobacco)		2,030	97,826
Vector Group Ltd. (Tobacco)		13,620	143,963
WD-40 Co. (Household Products)		630	138,373
			4,529,643
Energy–5.4%
Archrock, Inc. (Energy Equip. & Svs.)		6,930	140,125
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	3,900	130,767
Cactus, Inc. Class A (Energy Equip. & Svs.)		3,070	161,912
California Resources Corp. (Oil, Gas & Consumable Fuels)		3,000	159,660
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		12,450	129,231
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,230	125,497
Core Laboratories, Inc. (Energy Equip. & Svs.)		7,290	147,914
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	92,892
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	3,983	601,433
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	11,100	132,534
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	140,946
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	178,192
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,380	237,689
Matador Resources Co. (Oil, Gas & Consumable Fuels)		13,912	829,155
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	162,804
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,440	152,370
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	71,710
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		5,894	61,062
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		5,557	122,921
Common Stocks (Continued)		Shares	Value
Energy (continued)
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		42,428	$685,212
RPC, Inc. (Energy Equip. & Svs.)		15,490	96,812
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,500	237,765
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	87,966
TechnipFMC PLC (Energy Equip. & Svs.)		32,685	854,713
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	216,127
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)	(a)	4,776	73,789
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,740	96,492
			6,127,690
Financials–12.2%
Ameris Bancorp (Banks)		3,520	177,232
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		400	3,916
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	157,190
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	171,270
Assured Guaranty Ltd. (Insurance)		2,640	203,676
Atlantic Union Bankshares Corp. (Banks)		4,630	152,095
Axos Financial, Inc. (Banks)	(a)	2,460	140,589
BancFirst Corp. (Banks)		671	58,847
Bancorp, Inc. / The (Banks)	(a)	2,710	102,330
Bank of Hawaii Corp. (Banks)		2,400	137,304
BankUnited, Inc. (Banks)		3,490	102,152
Banner Corp. (Banks)		2,240	111,194
BGC Group, Inc. Class A (Capital Markets)		19,580	162,514
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	165,142
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	144,463
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	62,675
Brookline Bancorp, Inc. (Banks)		11,040	92,184
Capitol Federal Financial, Inc. (Banks)		19,420	106,616
Cathay General Bancorp (Banks)		3,990	150,503
Cohen & Steers, Inc. (Capital Markets)		1,510	109,566
Comerica, Inc. (Banks)		6,190	315,938
Community Financial System, Inc. (Banks)		4,580	216,222
Customers Bancorp, Inc. (Banks)	(a)	2,500	119,950
CVB Financial Corp. (Banks)		10,890	187,744
Dime Community Bancshares, Inc. (Banks)		5,370	109,548
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	101,950
EVERTEC, Inc. (Financial Services)		5,340	177,555
FB Financial Corp. (Banks)		3,190	124,506
First BanCorp (Banks)		8,240	150,710
First Financial Bancorp (Banks)		7,980	177,316
First Hawaiian, Inc. (Banks)		5,920	122,899
Fulton Financial Corp. (Banks)		10,030	170,309
Genworth Financial, Inc. (Insurance)	(a)	23,130	139,705
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Financial Services)		5,890	174,344
Hilltop Holdings, Inc. (Banks)		3,760	117,613
Houlihan Lokey, Inc. (Capital Markets)		4,891	659,600
Independent Bank Corp. (Banks)		3,783	191,874
Independent Bank Group, Inc. (Banks)		2,520	114,710
Jackson Financial, Inc. Class A (Financial Services)		3,367	250,033
Kinsale Capital Group, Inc. (Insurance)		77	29,667
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	181
Lincoln National Corp. (Insurance)		8,300	258,130
Mercury General Corp. (Insurance)		2,800	148,792
Moelis & Co. Class A (Capital Markets)		4,030	229,146
Mr. Cooper Group, Inc. (Financial Services)	(a)	3,970	322,483
Navient Corp. (Consumer Finance)		6,040	87,942

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
NMI Holdings, Inc. (Financial Services)	(a)	3,740	$127,310
Northwest Bancshares, Inc. (Banks)		9,360	108,108
OFG Bancorp (Banks)		2,960	110,852
Pathward Financial, Inc. (Banks)		2,070	117,100
Payoneer Global, Inc. (Financial Services)	(a)	21,150	117,171
Piper Sandler Cos. (Capital Markets)		830	191,041
PJT Partners, Inc. Class A (Capital Markets)		1,160	125,176
ProAssurance Corp. (Insurance)	(a)	7,110	86,884
PROG Holdings, Inc. (Consumer Finance)		3,690	127,969
Radian Group, Inc. (Financial Services)		7,440	231,384
Ready Capital Corp. (Mortgage REIT)		9,780	80,000
Renasant Corp. (Banks)		4,640	141,706
RLI Corp. (Insurance)		3,971	558,680
ServisFirst Bancshares, Inc. (Banks)		2,190	138,386
Shift4 Payments, Inc. Class A (Financial Services)	(a)	7,573	555,479
Simmons First National Corp. Class A (Banks)		9,350	164,373
SiriusPoint Ltd. (Insurance)	(a)	7,640	93,208
Southside Bancshares, Inc. (Banks)		4,430	122,312
StepStone Group, Inc. Class A (Capital Markets)		20,878	958,091
Stewart Information Services Corp. (Insurance)		3,030	188,102
Stifel Financial Corp. (Capital Markets)		8,673	729,833
StoneX Group, Inc. (Capital Markets)	(a)	2,070	155,892
Triumph Financial, Inc. (Banks)	(a)	2,360	192,930
Trupanion, Inc. (Insurance)	(a)	2,899	85,231
Trustmark Corp. (Banks)		4,200	126,168
Two Harbors Investment Corp. (Mortgage REIT)		10,558	139,471
United Community Banks, Inc. (Banks)		4,336	110,394
WaFd, Inc. (Banks)		3,860	110,319
Walker & Dunlop, Inc. (Financial Services)		1,420	139,444
Westamerica BanCorp (Banks)		2,230	108,222
WisdomTree, Inc. (Capital Markets)		11,740	116,343
WSFS Financial Corp. (Banks)		2,801	131,647
			13,699,551
Health Care–16.2%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	11,140	111,400
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	126,560
Akero Therapeutics, Inc. (Biotechnology)	(a)	8,526	200,020
Alkermes PLC (Biotechnology)	(a)	8,690	209,429
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	101,200
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	103,798
Apogee Therapeutics, Inc. (Biotechnology)	(a)	5,490	216,031
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	88,486
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,323	316,811
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	2,540	103,022
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	19,554	445,245
Blueprint Medicines Corp. (Biotechnology)	(a)	5,322	573,605
Bridgebio Pharma, Inc. (Biotechnology)	(a)	11,327	286,913
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	27,101	307,867
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	99,477
Certara, Inc. (Health Care Technology)	(a)	6,570	90,995
CG Oncology, Inc. (Biotechnology)	(a)	8,036	253,697
CONMED Corp. (Health Care Equip. & Supplies)		1,540	106,753
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	4,590	149,129
CorVel Corp. (Health Care Providers & Svs.)	(a)	440	111,879
Cullinan Therapeutics, Inc. (Biotechnology)	(a)	11,650	203,176
Cytokinetics, Inc. (Biotechnology)	(a)	8,549	463,185
Denali Therapeutics, Inc. (Biotechnology)	(a)	15,890	368,966
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	$88,751
Embecta Corp. (Health Care Equip. & Supplies)		4,021	50,263
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	3,459	30,854
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,090	382,202
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,295	123,585
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,349	278,004
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	13,413	702,305
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,450	104,087
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	114,000
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	13,919	670,200
Insmed, Inc. (Biotechnology)	(a)	11,251	753,817
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	198,001
Intellia Therapeutics, Inc. (Biotechnology)	(a)	7,839	175,437
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	6,478	443,678
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	6,114	658,111
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	68,525
Krystal Biotech, Inc. (Biotechnology)	(a)	1,160	213,022
Legend Biotech Corp. – ADR (Biotechnology)	(a)	5,215	230,972
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,460	123,020
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	240,660
Merus N.V. (Biotechnology)	(a)	4,483	265,259
MoonLake Immunotherapeutics (Biotechnology)	(a)	4,809	211,452
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	158,256
Natera, Inc. (Biotechnology)	(a)	7,559	818,564
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	122,492
NeoGenomics, Inc. (Health Care Providers & Svs.)	(a)	10,157	140,878
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,490	67,404
Organon & Co. (Pharmaceuticals)		13,104	271,253
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	69,660
Patterson Cos., Inc. (Health Care Providers & Svs.)		4,286	103,378
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	122,288
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	2,480	170,748
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	101,586
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	14,992	915,861
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	28,928	382,139
RadNet, Inc. (Health Care Providers & Svs.)	(a)	3,050	179,706
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	9,059	210,712
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	59,904
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	3,412	430,117
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	63,629
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	177,754
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	101,918
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	121,676
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	8,523	298,305
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	650	171,515

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,458	$224,324
Vaxcyte, Inc. (Biotechnology)	(a)	8,194	618,729
Vericel Corp. (Biotechnology)	(a)	2,430	111,488
Viking Therapeutics, Inc. (Biotechnology)	(a)	5,688	301,521
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	85,351
Viridian Therapeutics, Inc. (Biotechnology)	(a)	15,934	207,301
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	6,781	264,391
			18,236,697
Industrials–18.6%
AAR Corp. (Aerospace & Defense)	(a)	1,710	124,317
ABM Industries, Inc. (Commercial Svs. & Supplies)		3,410	172,444
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	46,364	846,143
AeroVironment, Inc. (Aerospace & Defense)	(a)	5,440	990,950
Air Lease Corp. (Trading Companies & Distributors)		5,230	248,582
Alamo Group, Inc. (Machinery)		510	88,230
Alaska Air Group, Inc. (Passenger Airlines)	(a)	5,295	213,918
Albany International Corp. Class A (Machinery)		1,390	117,385
Apogee Enterprises, Inc. (Building Products)		230	14,452
ArcBest Corp. (Ground Transportation)		6,411	686,490
Arcosa, Inc. (Construction & Engineering)		2,680	223,539
Armstrong World Industries, Inc. (Building Products)		2,300	260,452
AZEK Co., Inc. / The (Building Products)	(a)	14,476	609,874
AZZ, Inc. (Building Products)		1,410	108,922
Boise Cascade Co. (Trading Companies & Distributors)		2,020	240,824
Brady Corp. Class A (Commercial Svs. & Supplies)		850	56,117
Centuri Holdings, Inc. (Construction & Engineering)	(a)	9,211	179,430
Comfort Systems U.S.A., Inc. (Construction & Engineering)		2,340	711,641
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	14,672	810,041
CSG Systems International, Inc. (Professional Svs.)		2,350	96,749
CSW Industrials, Inc. (Building Products)		2,815	746,848
Curtiss-Wright Corp. (Aerospace & Defense)		2,976	806,436
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	115,669
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,490	251,452
Encore Wire Corp. (Electrical Equip.)		780	226,067
Enerpac Tool Group Corp. (Machinery)		3,400	129,812
Enpro, Inc. (Machinery)		410	59,684
Enviri Corp. (Commercial Svs. & Supplies)	(a)	14,070	121,424
Esab Corp. (Machinery)		5,965	563,275
ESCO Technologies, Inc. (Machinery)		1,330	139,703
Federal Signal Corp. (Machinery)		3,100	259,377
Forward Air Corp. (Air Freight & Logistics)		2,420	46,077
Franklin Electric Co., Inc. (Machinery)		2,190	210,941
FTI Consulting, Inc. (Professional Svs.)	(a)	2,747	592,061
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	126,132
GMS, Inc. (Trading Companies & Distributors)	(a)	1,940	156,383
Granite Construction, Inc. (Construction & Engineering)		2,280	141,292
Greenbrier Cos., Inc. / The (Machinery)		150	7,433
Griffon Corp. (Building Products)		1,840	117,502
Hayward Holdings, Inc. (Building Products)	(a)	8,719	107,244
Hillenbrand, Inc. (Machinery)		4,220	168,884
Hub Group, Inc. Class A (Air Freight & Logistics)		790	34,010
ITT, Inc. (Machinery)		5,665	731,805
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	103,408
John Bean Technologies Corp. (Machinery)		1,755	166,672
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Kirby Corp. (Marine Transportation)	(a)	4,767	$570,753
Korn Ferry (Professional Svs.)		2,740	183,964
Leonardo DRS, Inc. (Aerospace & Defense)	(a)	35,266	899,636
Lindsay Corp. (Machinery)		810	99,533
Loar Holdings, Inc. (Aerospace & Defense)	(a)	5,195	277,465
Marten Transport Ltd. (Ground Transportation)		4,660	85,977
Masterbrand, Inc. (Building Products)	(a)	6,500	95,420
Matson, Inc. (Marine Transportation)		1,597	209,159
Matthews International Corp. Class A (Commercial Svs. & Supplies)		3,870	96,943
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	91,361
Moog, Inc. Class A (Aerospace & Defense)		1,390	232,547
Mueller Industries, Inc. (Machinery)		4,020	228,899
MYR Group, Inc. (Construction & Engineering)	(a)	1,370	185,923
NV5 Global, Inc. (Professional Svs.)	(a)	779	72,424
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	6,968
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		28,820	146,406
Powell Industries, Inc. (Electrical Equip.)		900	129,060
Resideo Technologies, Inc. (Building Products)	(a)	7,490	146,504
Robert Half, Inc. (Professional Svs.)		4,830	309,023
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		3,026	126,699
RXO, Inc. (Ground Transportation)	(a)	7,405	193,641
SkyWest, Inc. (Passenger Airlines)	(a)	1,100	90,277
SPX Technologies, Inc. (Machinery)	(a)	9,616	1,366,818
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	88,171
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	130,602
Tennant Co. (Machinery)		1,190	117,144
Tetra Tech, Inc. (Commercial Svs. & Supplies)		3,759	768,640
Titan International, Inc. (Machinery)	(a)	7,860	58,243
Trinity Industries, Inc. (Machinery)		4,060	121,475
Triumph Group, Inc. (Aerospace & Defense)	(a)	7,260	111,877
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	217,843
Verra Mobility Corp. (Professional Svs.)	(a)	8,958	243,658
Vestis Corp. (Commercial Svs. & Supplies)		6,810	83,286
Wabash National Corp. (Machinery)		4,220	92,165
Werner Enterprises, Inc. (Ground Transportation)		2,960	106,057
			20,914,652
Information Technology–17.2%
ACI Worldwide, Inc. (Software)	(a)	5,916	234,215
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		2,190	238,184
Agilysys, Inc. (Software)	(a)	20	2,083
Alarm.com Holdings, Inc. (Software)	(a)	2,300	146,142
Altair Engineering, Inc. Class A (Software)	(a)	9,899	970,894
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	3,047	184,374
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,810	257,364
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,780	331,703
BlackLine, Inc. (Software)	(a)	2,570	124,517
Box, Inc. Class A (Software)	(a)	7,270	192,219
Braze, Inc. Class A (Software)	(a)	13,511	524,767
Calix, Inc. (Communications Equip.)	(a)	3,460	122,588
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	38,785	718,298
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	145,640
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	100,022
Digi International, Inc. (Communications Equip.)	(a)	4,380	100,433
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	89,690
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	166,878
DoubleVerify Holdings, Inc. (Software)	(a)	7,452	145,090
DXC Technology Co. (IT Svs.)	(a)	8,350	159,402
Envestnet, Inc. (Software)	(a)	2,708	169,494

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	$99,468
Extreme Networks, Inc. (Communications Equip.)	(a)	6,490	87,291
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,138	1,502,521
Five9, Inc. (Software)	(a)	9,013	397,473
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,000	242,120
Freshworks, Inc. Class A (Software)	(a)	38,986	494,732
Impinj, Inc. (Semiconductors & Equip.)	(a)	5,081	796,548
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	267,786
Intapp, Inc. (Software)	(a)	13,569	497,575
InterDigital, Inc. (Software)		1,260	146,866
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,360	233,546
Klaviyo, Inc. Class A (Software)	(a)	24,010	597,609
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	168,722
LiveRamp Holdings, Inc. (Software)	(a)	4,660	144,180
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	7,862	876,377
Marathon Digital Holdings, Inc. (Software)	(a)	10,906	216,484
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	93,450
Monday.com Ltd. (Software)	(a)	2,918	702,538
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	109,301
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,021	655,865
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	3,765	826,643
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	770	105,890
Perficient, Inc. (IT Svs.)	(a)	2,710	202,681
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	98,433
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,470	151,675
Progress Software Corp. (Software)		2,020	109,605
Rubrik, Inc. Class A (Software)	(a)	18,564	569,172
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,720	246,450
Semtech Corp. (Semiconductors & Equip.)	(a)	26,433	789,818
SiTime Corp. (Semiconductors & Equip.)	(a)	1,190	148,012
SPS Commerce, Inc. (Software)	(a)	7,262	1,366,418
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,070	137,370
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	2,100	102,900
Universal Display Corp. (Semiconductors & Equip.)		3,891	818,083
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,720	127,051
Viasat, Inc. (Communications Equip.)	(a)	4,730	60,071
Viavi Solutions, Inc. (Communications Equip.)	(a)	14,570	100,096
			19,414,817
Materials–3.7%
Alpha Metallurgical Resources, Inc. (Metals & Mining)		663	185,991
Arch Resources, Inc. (Metals & Mining)		890	135,485
ATI, Inc. (Metals & Mining)	(a)	5,978	331,480
Balchem Corp. (Chemicals)		1,600	246,320
Carpenter Technology Corp. (Metals & Mining)		1,550	169,849
Century Aluminum Co. (Metals & Mining)	(a)	1,450	24,288
Compass Minerals International, Inc. (Metals & Mining)		4,740	48,964
Element Solutions, Inc. (Chemicals)		24,583	666,691
H.B. Fuller Co. (Chemicals)		2,182	167,927
Hawkins, Inc. (Chemicals)		1,560	141,960
Ingevity Corp. (Chemicals)	(a)	2,070	90,480
Innospec, Inc. (Chemicals)		1,210	149,544
Kaiser Aluminum Corp. (Metals & Mining)		1,580	138,882
Koppers Holdings, Inc. (Chemicals)		2,080	76,939
Materion Corp. (Metals & Mining)		1,030	111,374
Common Stocks (Continued)		Shares	Value
Materials (continued)
Minerals Technologies, Inc. (Chemicals)		1,740	$144,698
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	88,005
Olympic Steel, Inc. (Metals & Mining)		30	1,345
Quaker Chemical Corp. (Chemicals)		550	93,335
Sealed Air Corp. (Containers & Packaging)		4,570	158,990
Sensient Technologies Corp. (Chemicals)		2,050	152,089
Summit Materials, Inc. Class A (Construction Materials)	(a)	13,024	476,809
Sylvamo Corp. (Paper & Forest Products)		1,720	117,992
Warrior Met Coal, Inc. (Metals & Mining)		2,540	159,436
Worthington Steel, Inc. (Metals & Mining)		3,590	119,762
			4,198,635
Real Estate–4.1%
Acadia Realty Trust (Retail REITs)		6,240	111,821
American Assets Trust, Inc. (Diversified REITs)		5,070	113,467
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	170,118
CareTrust REIT, Inc. (Health Care REITs)		8,080	202,808
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	10,490	109,096
DigitalBridge Group, Inc. (Real Estate Mgmt. & Development)		42,631	584,045
Douglas Emmett, Inc. (Office REITs)		10,290	136,960
Essential Properties Realty Trust, Inc. (Diversified REITs)		9,500	263,245
eXp World Holdings, Inc. (Real Estate Mgmt. & Development)		6,330	71,434
Four Corners Property Trust, Inc. (Specialized REITs)		6,770	167,016
Getty Realty Corp. (Retail REITs)		4,240	113,038
Highwoods Properties, Inc. (Office REITs)		5,810	152,629
Innovative Industrial Properties, Inc. (Industrial REITs)		920	100,482
JBG SMITH Properties (Office REITs)		6,370	97,015
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	99,047
LXP Industrial Trust (Industrial REITs)		23,230	211,857
Macerich Co. / The (Retail REITs)		13,030	201,183
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	81,637
Medical Properties Trust, Inc. (Health Care REITs)		30,330	130,722
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	63,216
Pebblebrook Hotel Trust (Hotel & Resort REITs)		230	3,162
Phillips Edison & Co., Inc. (Retail REITs)		7,110	232,568
Retail Opportunity Investments Corp. (Retail REITs)		6,930	86,140
Safehold, Inc. (Specialized REITs)		4,830	93,171
SITE Centers Corp. (Retail REITs)		14,460	209,670
SL Green Realty Corp. (Office REITs)		3,120	176,717
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		15,043	157,350
Tanger, Inc. (Retail REITs)		5,790	156,967
Uniti Group, Inc. (Specialized REITs)		20,270	59,188
Urban Edge Properties (Retail REITs)		8,010	147,945
Veris Residential, Inc. (Residential REITs)		5,360	80,400
			4,584,114
Utilities–1.0%
American States Water Co. (Water Utilities)		2,000	145,140
Avista Corp. (Multi-Utilities)		2,860	98,985
California Water Service Group (Water Utilities)		4,230	205,113
Chesapeake Utilities Corp. (Gas Utilities)		1,180	125,316
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		3,850	95,056
MGE Energy, Inc. (Electric Utilities)		1,133	84,658
Northwest Natural Holding Co. (Gas Utilities)		2,830	102,191

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Otter Tail Corp. (Electric Utilities)	2,051	$179,647
SJW Group (Water Utilities)	1,800	97,596
		1,133,702
Total Common Stocks (Cost $103,714,153)		$110,931,580

Exchange Traded Funds–0.7%		Shares	Value
iShares Core S&P Small-Cap ETF		7,615	$812,216
Total Exchange Traded Funds (Cost $819,488)			$812,216
Total Investments – 99.2% (Cost $104,533,641)	(b)		$111,743,796
Other Assets in Excess of Liabilities – 0.8%			915,701
Net Assets – 100.0%			$112,659,497

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–2.3%
Charter Communications, Inc. Class A (Media)	(a)	280	$82,886
Criteo SA – ADR (Media)	(a)	7,250	273,470
Electronic Arts, Inc. (Entertainment)		400	55,732
Fox Corp. Class A (Media)		2,040	70,115
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	2,690	70,424
Interpublic Group of Cos., Inc. / The (Media)		2,400	69,816
Liberty Broadband Corp. Class A (Media)	(a)	480	26,208
Liberty Broadband Corp. Class C (Media)	(a)	660	36,181
Liberty Media Corp-Liberty SiriusXM (Media)	(a)	1,980	43,877
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	27,950
News Corp. Class A (Media)		2,370	65,341
Nexstar Media Group, Inc. (Media)		1,990	330,360
Omnicom Group, Inc. (Media)		930	83,421
Paramount Global Class B (Media)		5,130	53,301
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	74,478
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	65,117
Sirius XM Holdings, Inc. (Media)		31,050	87,871
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	73,080
TKO Group Holdings, Inc. (Entertainment)		600	64,794
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	109,390
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	57,519
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	20,049
			1,841,380
Consumer Discretionary–13.4%
Adient PLC (Automobile Components)	(a)	11,229	277,469
ADT, Inc. (Diversified Consumer Svs.)		45,315	344,394
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,020	49,888
Aptiv PLC (Automobile Components)	(a)	810	57,040
Aramark (Hotels, Restaurants & Leisure)		1,962	66,747
AutoNation, Inc. (Specialty Retail)	(a)	2,132	339,798
Bath & Body Works, Inc. (Specialty Retail)		7,390	288,579
Best Buy Co., Inc. (Specialty Retail)		940	79,233
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	4,803	261,331
BorgWarner, Inc. (Automobile Components)		10,246	330,331
Brunswick Corp. (Leisure Products)		3,389	246,618
Burlington Stores, Inc. (Specialty Retail)	(a)	264	63,360
CarMax, Inc. (Specialty Retail)	(a)	820	60,139
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	3,557	329,912
Coupang, Inc. (Broadline Retail)	(a)	3,690	77,306
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,175	171,479
D.R. Horton, Inc. (Household Durables)		970	136,702
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	80,200
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	325	314,584
Dick's Sporting Goods, Inc. (Specialty Retail)		1,739	373,624
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,610	130,682
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		715	369,176
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,448	55,270
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,530	319,265
eBay, Inc. (Broadline Retail)		1,920	103,142
Etsy, Inc. (Broadline Retail)	(a)	484	28,546
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	71,814
Five Below, Inc. (Specialty Retail)	(a)	300	32,691
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	52,738
Gap, Inc. / The (Specialty Retail)		2,190	52,319
Garmin Ltd. (Household Durables)		460	74,943
Gentex Corp. (Automobile Components)		370	12,473
Genuine Parts Co. (Distributors)		610	84,375
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		661	144,230
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	81,429
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,300	55,744
Lennar Corp. Class A (Household Durables)		740	110,904
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LKQ Corp. (Distributors)		1,630	$67,792
Lucid Group, Inc. (Automobiles)	(a)	7,858	20,509
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	85,769
Mohawk Industries, Inc. (Household Durables)	(a)	370	42,028
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	63,886
NVR, Inc. (Household Durables)	(a)	43	326,308
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	2,652	260,347
Penske Automotive Group, Inc. (Specialty Retail)		380	56,628
PulteGroup, Inc. (Household Durables)		2,950	324,795
PVH Corp. (Textiles, Apparel & Luxury Goods)		2,375	251,441
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,003	350,645
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	30,732
Ross Stores, Inc. (Specialty Retail)		990	143,867
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	690	110,007
Service Corp. International (Diversified Consumer Svs.)		790	56,193
SharkNinja, Inc. (Household Durables)		4,400	330,660
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		8,210	351,306
Taylor Morrison Home Corp. (Household Durables)	(a)	4,326	239,833
Tempur Sealy International, Inc. (Household Durables)		1,140	53,968
Toll Brothers, Inc. (Household Durables)		560	64,501
Tractor Supply Co. (Specialty Retail)		240	64,800
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	42,446
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	20,944
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	17,955
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		237	42,691
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	14,052	476,925
Wayfair, Inc. Class A (Specialty Retail)	(a)	4,805	253,368
Williams-Sonoma, Inc. (Specialty Retail)		193	54,497
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,135	479,719
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	95,371
			10,508,406
Consumer Staples–4.7%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	49,573
Archer-Daniels-Midland Co. (Food Products)		1,490	90,354
BellRing Brands, Inc. (Personal Care Products)	(a)	5,286	302,042
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	640	55,546
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	18,303
Bunge Global SA (Food Products)		70	7,474
Campbell Soup Co. (Food Products)		1,600	72,304
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		190	72,496
Celsius Holdings, Inc. (Beverages)	(a)	6,728	384,102
Church & Dwight Co., Inc. (Household Products)		727	75,375
Clorox Co. / The (Household Products)		385	52,541
Conagra Brands, Inc. (Food Products)		2,060	58,545
Coty, Inc. Class A (Personal Care Products)	(a)	5,620	54,851
Dollar General Corp. (Consumer Staples Distribution & Retail)		660	86,183
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	570	60,859
Freshpet, Inc. (Food Products)	(a)	2,632	340,554
General Mills, Inc. (Food Products)		1,710	108,243
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	11,012	243,585
Hershey Co. / The (Food Products)		450	82,102
Hormel Foods Corp. (Food Products)		1,650	50,308
J.M. Smucker Co. / The (Food Products)		530	58,570
Kellanova (Food Products)		1,220	70,370

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Kenvue, Inc. (Personal Care Products)		5,780	$103,751
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,860	92,870
Lamb Weston Holdings, Inc. (Food Products)		3,220	270,738
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	48,531
McCormick & Co., Inc. (Food Products)		1,010	71,649
Molson Coors Beverage Co. Class B (Beverages)		930	47,272
Nomad Foods Ltd. (Food Products)		15,772	259,923
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	53,549
Pilgrim's Pride Corp. (Food Products)	(a)	1,490	56,978
Sysco Corp. (Consumer Staples Distribution & Retail)		1,500	104,820
Tyson Foods, Inc. Class A (Food Products)		1,180	67,425
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	58,808
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	29,149
			3,659,743
Energy–5.2%
APA Corp. (Oil, Gas & Consumable Fuels)		1,750	51,520
Baker Hughes Co. (Energy Equip. & Svs.)		3,020	106,214
Cameco Corp. (Oil, Gas & Consumable Fuels)		6,730	331,116
ChampionX Corp. (Energy Equip. & Svs.)		5,770	191,622
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		692	120,982
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		700	57,533
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	57,684
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,820	75,209
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		700	33,180
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		530	106,101
Halliburton Co. (Energy Equip. & Svs.)		2,300	77,694
Hess Corp. (Oil, Gas & Consumable Fuels)		820	120,967
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		4,094	218,374
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		1,480	87,512
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5,860	115,970
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		12,074	305,955
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	77,982
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,959	184,326
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	147,606
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		23,327	376,731
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	60,689
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	52,566	353,769
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		650	83,707
TechnipFMC PLC (Energy Equip. & Svs.)		18,462	482,781
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		120	88,112
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3,340	141,950
			4,055,286
Financials–14.2%
Aflac, Inc. (Insurance)		1,930	172,368
AGNC Investment Corp. (Mortgage REIT)		4,250	40,545
Allstate Corp. / The (Insurance)		790	126,131
Ally Financial, Inc. (Consumer Finance)		1,520	60,298
American Financial Group, Inc. (Insurance)		2,523	310,380
Ameriprise Financial, Inc. (Capital Markets)		330	140,973
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	53,181
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arch Capital Group Ltd. (Insurance)	(a)	1,160	$117,032
Ares Management Corp. Class A (Capital Markets)		380	50,646
Arthur J. Gallagher & Co. (Insurance)		650	168,552
Bank of New York Mellon Corp. / The (Capital Markets)		2,270	135,950
BankUnited, Inc. (Banks)		7,055	206,500
Block, Inc. (Financial Services)	(a)	1,820	117,372
Brown & Brown, Inc. (Insurance)		750	67,058
Carlyle Group, Inc. / The (Capital Markets)		170	6,826
CBOE Global Markets, Inc. (Capital Markets)		1,770	301,006
Cincinnati Financial Corp. (Insurance)		520	61,412
Citizens Financial Group, Inc. (Banks)		1,740	62,692
CNA Financial Corp. (Insurance)		1,360	62,655
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	140,672
Comerica, Inc. (Banks)		6,487	331,097
Corebridge Financial, Inc. (Financial Services)		2,630	76,586
Corpay, Inc. (Financial Services)	(a)	340	90,579
Credit Acceptance Corp. (Consumer Finance)	(a)	120	61,762
Cullen / Frost Bankers, Inc. (Banks)		540	54,880
Discover Financial Services (Consumer Finance)		770	100,724
East West Bancorp, Inc. (Banks)		1,000	73,230
Euronet Worldwide, Inc. (Financial Services)	(a)	536	55,476
Everest Group Ltd. (Insurance)		620	236,232
FactSet Research Systems, Inc. (Capital Markets)		120	48,992
Fidelity National Financial, Inc. (Insurance)		1,050	51,891
Fidelity National Information Services, Inc. (Financial Services)		1,990	149,966
Fifth Third Bancorp (Banks)		2,010	73,345
First BanCorp (Banks)		15,510	283,678
First Citizens BancShares, Inc. Class A (Banks)		259	436,055
First Hawaiian, Inc. (Banks)		13,153	273,056
First Horizon Corp. (Banks)		2,360	37,217
Franklin Resources, Inc. (Capital Markets)		2,540	56,769
Global Payments, Inc. (Financial Services)		960	92,832
Globe Life, Inc. (Insurance)		480	39,494
Hanover Insurance Group, Inc. / The (Insurance)		1,420	178,125
Hartford Financial Services Group, Inc. / The (Insurance)		850	85,459
Huntington Bancshares, Inc. (Banks)		4,980	65,636
Invesco Ltd. (Capital Markets)		19,091	285,601
Jack Henry & Associates, Inc. (Financial Services)		470	78,029
Jefferies Financial Group, Inc. (Capital Markets)		1,330	66,181
Kemper Corp. (Insurance)		2,620	155,445
Loews Corp. (Insurance)		670	50,076
LPL Financial Holdings, Inc. (Capital Markets)		280	78,204
M&T Bank Corp. (Banks)		130	19,677
Markel Group, Inc. (Insurance)	(a)	40	63,026
Moelis & Co. Class A (Capital Markets)		3,137	178,370
Morningstar, Inc. (Capital Markets)		190	56,212
MSCI, Inc. (Capital Markets)		219	105,503
Nasdaq, Inc. (Capital Markets)		1,120	67,491
NCR Atleos Corp. (Financial Services)	(a)	6,470	174,819
Northern Trust Corp. (Capital Markets)		780	65,504
NU Holdings Ltd. Class A (Banks)	(a)	7,760	100,026
PJT Partners, Inc. Class A (Capital Markets)		2,363	254,991
Principal Financial Group, Inc. (Insurance)		1,190	93,356
Prudential Financial, Inc. (Insurance)		1,080	126,565
Raymond James Financial, Inc. (Capital Markets)		370	45,736
Regions Financial Corp. (Banks)		3,530	70,741
RenaissanceRe Holdings Ltd. (Insurance)		260	58,113
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	4,680	106,283
Rocket Cos., Inc. Class A (Financial Services)	(a)	5,490	75,213
Ryan Specialty Holdings, Inc. (Insurance)		6,277	363,501
SEI Investments Co. (Capital Markets)		840	54,340
Shift4 Payments, Inc. Class A (Financial Services)	(a)	3,817	279,977
SoFi Technologies, Inc. (Consumer Finance)	(a)	8,180	54,070
State Street Corp. (Capital Markets)		610	45,140
Stifel Financial Corp. (Capital Markets)		7,093	596,876
T. Rowe Price Group, Inc. (Capital Markets)		420	48,430
Texas Capital Bancshares, Inc. (Banks)	(a)	3,789	231,659

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Toast, Inc. Class A (Financial Services)	(a)	2,210	$56,267
TPG, Inc. (Capital Markets)		6,649	275,601
Voya Financial, Inc. (Financial Services)		820	58,343
W.R. Berkley Corp. (Insurance)		652	51,234
Walker & Dunlop, Inc. (Financial Services)		2,718	266,908
Webster Financial Corp. (Banks)		5,267	229,589
Western Alliance Bancorp (Banks)		940	59,051
Willis Towers Watson PLC (Insurance)		330	86,506
Wintrust Financial Corp. (Banks)		2,910	286,810
XP, Inc. Class A (Capital Markets)		2,360	41,512
Zions Bancorp N.A. (Banks)		7,300	316,601
			11,132,907
Health Care–11.6%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	2,150	145,211
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		820	106,297
Akero Therapeutics, Inc. (Biotechnology)	(a)	2,938	68,926
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	65,186
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	131,220
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	3,323	170,237
Apogee Therapeutics, Inc. (Biotechnology)	(a)	1,760	69,256
Arcus Biosciences, Inc. (Biotechnology)	(a)	4,967	75,647
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	845	115,241
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,576	172,506
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	12,516	265,339
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	56,865
Biogen, Inc. (Biotechnology)	(a)	500	115,910
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	52,691
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	32,773
Bio-Techne Corp. (Life Sciences Tools & Svs.)		860	61,619
Blueprint Medicines Corp. (Biotechnology)	(a)	1,617	174,280
Bridgebio Pharma, Inc. (Biotechnology)	(a)	3,716	94,126
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,960	124,506
Bruker Corp. (Life Sciences Tools & Svs.)		710	45,305
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	93,404
Cencora, Inc. (Health Care Providers & Svs.)		630	141,939
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	105,197
Cerevel Therapeutics Holdings, Inc. (Biotechnology)	(a)	1,460	60,371
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	47,513
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		804	70,189
Cytokinetics, Inc. (Biotechnology)	(a)	2,604	141,085
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	90,071
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	116,781
Exact Sciences Corp. (Biotechnology)	(a)	3,719	157,128
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,468	174,303
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	98,375
GRAIL, Inc. (Biotechnology)	(a)	88	1,358
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	4,177	218,708
Humana, Inc. (Health Care Providers & Svs.)		360	134,456
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,043	326,949
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	112,056
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	530	55,321
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,225	203,434
Incyte Corp. (Biotechnology)	(a)	740	44,859
Insmed, Inc. (Biotechnology)	(a)	3,327	222,909
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	54,688
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,687	194,859
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,874	64,320
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	2,306	157,938
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	$116,292
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,224	239,391
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		400	81,404
Legend Biotech Corp. – ADR (Biotechnology)	(a)	1,909	84,550
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	41,560
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	61,778
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	125,783
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	89,190
MoonLake Immunotherapeutics (Biotechnology)	(a)	1,811	79,630
Natera, Inc. (Biotechnology)	(a)	4,354	471,495
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,769	381,208
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	14,880	112,344
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	310	55,791
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,532	62,950
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30	4,106
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,557	196,275
ResMed, Inc. (Health Care Equip. & Supplies)		590	112,938
Revvity, Inc. (Life Sciences Tools & Svs.)		420	44,041
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	52,850
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	55,785
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	490	77,420
STERIS PLC (Health Care Equip. & Supplies)		346	75,961
Teleflex, Inc. (Health Care Equip. & Supplies)		1,240	260,809
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,848	117,053
Vaxcyte, Inc. (Biotechnology)	(a)	2,538	191,644
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	102,486
Viatris, Inc. (Pharmaceuticals)		5,730	60,910
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,151	114,025
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	73,400
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	98,817
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,696	105,117
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	92,251
			9,070,606
Industrials–20.1%
A. O. Smith Corp. (Building Products)		1,130	92,411
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,234	264,683
Advanced Drainage Systems, Inc. (Building Products)		360	57,740
AECOM (Construction & Engineering)		670	59,054
AGCO Corp. (Machinery)		520	50,898
Alaska Air Group, Inc. (Passenger Airlines)	(a)	7,834	316,494
Allegion PLC (Building Products)		570	67,345
Allison Transmission Holdings, Inc. (Machinery)		740	56,166
AMETEK, Inc. (Electrical Equip.)		623	103,860
API Group Corp. (Construction & Engineering)	(a)	8,001	301,078
ArcBest Corp. (Ground Transportation)		3,189	341,478
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,263	371,625
AZEK Co., Inc. / The (Building Products)	(a)	6,091	256,614
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	64,638
Broadridge Financial Solutions, Inc. (Professional Svs.)		477	93,969
Builders FirstSource, Inc. (Building Products)	(a)	2,170	300,350
BWX Technologies, Inc. (Aerospace & Defense)		3,356	318,820
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		150	13,218
Carlisle Cos., Inc. (Building Products)		836	338,756
Clarivate PLC (Professional Svs.)	(a)	4,040	22,988

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	$55,157
CNH Industrial N.V. (Machinery)		4,960	50,245
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,386	421,510
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	4,750	232,465
Cummins, Inc. (Machinery)		410	113,541
Curtiss-Wright Corp. (Aerospace & Defense)		1,256	340,351
Delta Air Lines, Inc. (Passenger Airlines)		1,400	66,416
Dover Corp. (Machinery)		590	106,465
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,528	257,865
EMCOR Group, Inc. (Construction & Engineering)		260	94,921
Equifax, Inc. (Professional Svs.)		490	118,805
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	67,387
Fastenal Co. (Trading Companies & Distributors)		1,470	92,375
Ferguson PLC (Trading Companies & Distributors)		690	133,618
Fluor Corp. (Construction & Engineering)	(a)	7,160	311,818
Fortive Corp. (Machinery)		1,210	89,661
FTI Consulting, Inc. (Professional Svs.)	(a)	1,275	274,801
Gates Industrial Corp. PLC (Machinery)	(a)	17,980	284,264
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	33,055
Graco, Inc. (Machinery)		990	78,487
HEICO Corp. (Aerospace & Defense)		250	55,147
HEICO Corp. Class A (Aerospace & Defense)		420	74,558
Herc Holdings, Inc. (Trading Companies & Distributors)		1,753	233,657
Howmet Aerospace, Inc. (Aerospace & Defense)		4,590	356,322
Hubbell, Inc. (Electrical Equip.)		180	65,786
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		260	64,046
IDEX Corp. (Machinery)		350	70,420
Ingersoll Rand, Inc. (Machinery)		4,480	406,963
ITT, Inc. (Machinery)		2,380	307,448
J.B. Hunt Transport Services, Inc. (Ground Transportation)		260	41,600
Jacobs Solutions, Inc. (Professional Svs.)		500	69,855
John Bean Technologies Corp. (Machinery)		2,460	233,626
Kirby Corp. (Marine Transportation)	(a)	2,540	304,114
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		1,010	50,419
L3Harris Technologies, Inc. (Aerospace & Defense)		570	126,517
Landstar System, Inc. (Ground Transportation)		310	57,189
Leidos Holdings, Inc. (Professional Svs.)		400	58,352
Lennox International, Inc. (Building Products)		957	511,976
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	19,317
MasTec, Inc. (Construction & Engineering)	(a)	3,973	425,071
Middleby Corp. / The (Machinery)	(a)	2,875	352,504
MillerKnoll, Inc. (Commercial Svs. & Supplies)		10,448	276,768
Moog, Inc. Class A (Aerospace & Defense)		1,652	276,380
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	53,931
nVent Electric PLC (Electrical Equip.)		1,000	76,610
Old Dominion Freight Line, Inc. (Ground Transportation)		260	45,916
Oshkosh Corp. (Machinery)		1,478	159,920
Otis Worldwide Corp. (Machinery)		1,080	103,961
Owens Corning (Building Products)		390	67,751
Parsons Corp. (Professional Svs.)	(a)	700	56,140
Paychex, Inc. (Professional Svs.)		840	99,590
Paycom Software, Inc. (Professional Svs.)		170	24,317
Paylocity Holding Corp. (Professional Svs.)	(a)	400	52,740
Pentair PLC (Machinery)		3,602	276,165
Quanta Services, Inc. (Construction & Engineering)		430	109,259
Regal Rexnord Corp. (Electrical Equip.)		2,060	278,553
Robert Half, Inc. (Professional Svs.)		4,569	292,325
Rockwell Automation, Inc. (Electrical Equip.)		270	74,326
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	99,532
Saia, Inc. (Ground Transportation)	(a)	483	229,082
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Sensata Technologies Holding PLC (Electrical Equip.)		6,131	$229,238
Snap-on, Inc. (Machinery)		210	54,892
Southwest Airlines Co. (Passenger Airlines)		2,410	68,950
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,030	64,550
Tetra Tech, Inc. (Commercial Svs. & Supplies)		1,731	353,955
Toro Co. / The (Machinery)		670	62,652
TransUnion (Professional Svs.)		780	57,845
Trex Co., Inc. (Building Products)	(a)	610	45,213
U-Haul Holding Co. NVS (Ground Transportation)		900	54,018
United Rentals, Inc. (Trading Companies & Distributors)		108	69,847
Veralto Corp. (Commercial Svs. & Supplies)		750	71,587
Verisk Analytics, Inc. (Professional Svs.)		449	121,028
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	94,361
Vestis Corp. (Commercial Svs. & Supplies)		981	11,998
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	108,269
WESCO International, Inc. (Trading Companies & Distributors)		350	55,482
Westinghouse Air Brake Technologies Corp. (Machinery)		170	26,869
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	7,306	274,998
WNS Holdings Ltd. (Professional Svs.)	(a)	3,900	204,750
Woodward, Inc. (Aerospace & Defense)		320	54,851
XPO, Inc. (Ground Transportation)	(a)	2,933	311,338
Xylem, Inc. (Machinery)		730	99,010
			15,749,246
Information Technology–15.9%
ACI Worldwide, Inc. (Software)	(a)	6,998	277,051
Amdocs Ltd. (IT Svs.)		1,000	78,920
Amkor Technology, Inc. (Semiconductors & Equip.)		8,580	343,372
ANSYS, Inc. (Software)	(a)	350	112,525
AppLovin Corp. Class A (Software)	(a)	790	67,008
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	53,134
Aspen Technology, Inc. (Software)	(a)	310	61,575
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	1,020	58,691
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,359	224,445
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,760	258,888
Bentley Systems, Inc. Class B (Software)		1,100	54,296
BILL Holdings, Inc. (Software)	(a)	490	25,784
Calix, Inc. (Communications Equip.)	(a)	6,760	239,507
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	53,550
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	78,344
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	74,547
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	116,280
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,487	107,748
CommVault Systems, Inc. (Software)	(a)	2,539	308,666
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,270	88,190
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		980	60,192
Datadog, Inc. Class A (Software)	(a)	924	119,834
Dynatrace, Inc. (Software)	(a)	1,460	65,320
Entegris, Inc. (Semiconductors & Equip.)		680	92,072
EPAM Systems, Inc. (IT Svs.)	(a)	220	41,384
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,649	403,659
Fair Isaac Corp. (Software)	(a)	242	360,256
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	83,420
Five9, Inc. (Software)	(a)	4,392	193,687
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,780	289,333
Freshworks, Inc. Class A (Software)	(a)	14,044	178,218
Gartner, Inc. (IT Svs.)	(a)	230	103,284
Gen Digital, Inc. (Software)		15,970	398,931
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	43,482
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	68,458
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	112,201

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,550	$89,301
HubSpot, Inc. (Software)	(a)	474	279,560
Informatica, Inc. Class A (Software)	(a)	1,900	57,855
Juniper Networks, Inc. (Communications Equip.)		1,590	58,433
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	103,930
Klaviyo, Inc. Class A (Software)	(a)	9,778	243,374
Lumentum Holdings, Inc. (Communications Equip.)	(a)	4,810	244,925
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	3,146	350,685
Manhattan Associates, Inc. (Software)	(a)	2,053	506,434
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	125,904
MicroStrategy, Inc. Class A (Software)	(a)	50	68,299
Monday.com Ltd. (Software)	(a)	1,168	281,208
MongoDB, Inc. (IT Svs.)	(a)	228	56,991
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		533	437,955
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	82,432
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,395	227,538
Nutanix, Inc. Class A (Software)	(a)	5,330	303,010
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,404	96,244
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	260	56,937
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	159,326
Procore Technologies, Inc. (Software)	(a)	840	55,700
PTC, Inc. (Software)	(a)	2,333	423,836
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	7,869	505,268
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	54,539
Samsara, Inc. Class A (Software)	(a)	5,375	181,138
Semtech Corp. (Semiconductors & Equip.)	(a)	8,978	268,263
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	72,474
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	150	133,554
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,855	251,811
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,558	295,193
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	67,897
Teradyne, Inc. (Semiconductors & Equip.)		680	100,837
Tyler Technologies, Inc. (Software)	(a)	180	90,500
Unity Software, Inc. (Software)	(a)	2,300	37,398
Universal Display Corp. (Semiconductors & Equip.)		1,826	383,916
VeriSign, Inc. (IT Svs.)	(a)	410	72,898
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	94,713
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	17,571
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	67,965
Zoom Video Communications, Inc. Class A (Software)	(a)	870	51,495
Zscaler, Inc. (Software)	(a)	370	71,110
			12,424,669
Materials–3.2%
Alcoa Corp. (Metals & Mining)		2,283	90,818
Amcor PLC (Containers & Packaging)		6,490	63,472
Avery Dennison Corp. (Containers & Packaging)		260	56,849
Avient Corp. (Chemicals)		6,639	289,792
Ball Corp. (Containers & Packaging)		930	55,819
Berry Global Group, Inc. (Containers & Packaging)		3,220	189,497
Celanese Corp. (Chemicals)		490	66,096
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	219	3,370
Corteva, Inc. (Chemicals)		2,083	112,357
Crown Holdings, Inc. (Containers & Packaging)		630	46,866
Dow, Inc. (Chemicals)		2,130	112,102
DuPont de Nemours, Inc. (Chemicals)		1,282	103,188
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eastman Chemical Co. (Chemicals)		660	$64,660
Element Solutions, Inc. (Chemicals)		10,991	298,076
Graphic Packaging Holding Co. (Containers & Packaging)		50	1,311
International Flavors & Fragrances, Inc. (Chemicals)		759	72,264
Louisiana-Pacific Corp. (Paper & Forest Products)		750	61,748
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	100,443
Martin Marietta Materials, Inc. (Construction Materials)		150	81,270
Nucor Corp. (Metals & Mining)		730	115,398
Packaging Corp. of America (Containers & Packaging)		520	94,931
PPG Industries, Inc. (Chemicals)		700	88,123
Royal Gold, Inc. (Metals & Mining)		500	62,580
Sealed Air Corp. (Containers & Packaging)		1,230	42,792
Steel Dynamics, Inc. (Metals & Mining)		480	62,160
United States Steel Corp. (Metals & Mining)		1,210	45,738
Vulcan Materials Co. (Construction Materials)		320	79,578
Westrock Co. (Containers & Packaging)		1,370	68,856
			2,530,154
Real Estate–5.3%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	64,333
American Homes 4 Rent Class A (Residential REITs)		2,060	76,550
Americold Realty Trust, Inc. (Industrial REITs)		1,890	48,271
AvalonBay Communities, Inc. (Residential REITs)		420	86,894
Boston Properties, Inc. (Office REITs)		700	43,092
Brixmor Property Group, Inc. (Retail REITs)		2,660	61,419
Broadstone Net Lease, Inc. (Diversified REITs)		9,181	145,702
Camden Property Trust (Residential REITs)		590	64,375
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	63,268
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	120,107
Crown Castle, Inc. (Specialized REITs)		1,310	125,734
CubeSmart (Specialized REITs)		4,569	206,382
Digital Realty Trust, Inc. (Specialized REITs)		980	149,009
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	71,643
Equity Residential (Residential REITs)		1,140	79,048
Essex Property Trust, Inc. (Residential REITs)		270	73,494
Extra Space Storage, Inc. (Specialized REITs)		689	107,077
First Industrial Realty Trust, Inc. (Industrial REITs)		3,911	185,812
Gaming & Leisure Properties, Inc. (Specialized REITs)		1,640	74,144
Healthpeak Properties, Inc. (Health Care REITs)		2,220	43,512
Independence Realty Trust, Inc. (Residential REITs)		16,590	310,896
Invitation Homes, Inc. (Residential REITs)		2,300	82,547
Iron Mountain, Inc. (Specialized REITs)		940	84,243
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,831	375,868
Kimco Realty Corp. (Retail REITs)		3,630	70,640
Mid-America Apartment Communities, Inc. (Residential REITs)		480	68,453
Realty Income Corp. (Retail REITs)		2,650	139,973
Regency Centers Corp. (Retail REITs)		950	59,090
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,392	238,865
SBA Communications Corp. (Specialized REITs)		320	62,816
Simon Property Group, Inc. (Retail REITs)		950	144,210
STAG Industrial, Inc. (Industrial REITs)		7,500	270,450
Sun Communities, Inc. (Residential REITs)		20	2,407
Ventas, Inc. (Health Care REITs)		1,530	78,428
VICI Properties, Inc. (Specialized REITs)		3,360	96,230
W.P. Carey, Inc. (Diversified REITs)		1,020	56,151

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Weyerhaeuser Co. (Specialized REITs)		2,170	$61,606
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	1,290	59,843
			4,152,582
Utilities–3.3%
Ameren Corp. (Multi-Utilities)		1,010	71,821
American Water Works Co., Inc. (Water Utilities)		750	96,870
Atmos Energy Corp. (Gas Utilities)		490	56,830
Avangrid, Inc. (Electric Utilities)		1,500	53,295
Brookfield Renewable Corp. Class A (Ind. Power & Renewable Elec.)		2,408	68,339
CenterPoint Energy, Inc. (Multi-Utilities)		8,110	251,248
CMS Energy Corp. (Multi-Utilities)		1,180	70,245
Consolidated Edison, Inc. (Multi-Utilities)		810	72,430
DTE Energy Co. (Multi-Utilities)		790	87,698
Edison International (Electric Utilities)		1,470	105,561
Entergy Corp. (Electric Utilities)		830	88,810
Essential Utilities, Inc. (Water Utilities)		1,620	60,474
Evergy, Inc. (Electric Utilities)		1,160	61,445
Eversource Energy (Electric Utilities)		1,400	79,394
Exelon Corp. (Electric Utilities)		3,020	104,341
FirstEnergy Corp. (Electric Utilities)		2,210	84,577
Common Stocks (Continued)	Shares	Value
Utilities (continued)
IDACORP, Inc. (Electric Utilities)	2,240	$208,656
NiSource, Inc. (Multi-Utilities)	2,130	61,365
OGE Energy Corp. (Electric Utilities)	1,760	62,832
PG&E Corp. (Electric Utilities)	7,056	123,198
Portland General Electric Co. (Electric Utilities)	5,830	252,089
PPL Corp. (Electric Utilities)	3,140	86,821
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,170	86,229
Vistra Corp. (Ind. Power & Renewable Elec.)	1,110	95,438
WEC Energy Group, Inc. (Multi-Utilities)	930	72,968
Xcel Energy, Inc. (Electric Utilities)	1,680	89,729
		2,552,703
Total Common Stocks (Cost $73,988,219)		$77,677,682

Exchange Traded Funds–0.3%		Shares	Value
iShares Russell Mid-Cap ETF		2,995	$242,835
Total Exchange Traded Funds (Cost $243,370)			$242,835
Total Investments – 99.5% (Cost $74,231,589)	(b)		$77,920,517
Other Assets in Excess of Liabilities – 0.5%			374,138
Net Assets – 100.0%			$78,294,655

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		154,604	$28,161,119
Alphabet, Inc. Class C (Interactive Media & Svs.)		128,554	23,579,375
AT&T, Inc. (Diversified Telecom. Svs.)		188,659	3,605,273
Charter Communications, Inc. Class A (Media)	(a)	2,577	770,420
Comcast Corp. Class A (Media)		102,978	4,032,618
Electronic Arts, Inc. (Entertainment)		6,404	892,269
Fox Corp. Class A (Media)		6,248	214,744
Fox Corp. Class B (Media)		3,226	103,297
Interpublic Group of Cos., Inc. / The (Media)		9,993	290,696
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,774	353,775
Match Group, Inc. (Interactive Media & Svs.)	(a)	7,005	212,812
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		57,665	29,075,846
Netflix, Inc. (Entertainment)	(a)	11,338	7,651,789
News Corp. Class A (Media)		9,839	271,261
News Corp. Class B (Media)		3,134	88,974
Omnicom Group, Inc. (Media)		5,175	464,198
Paramount Global Class B (Media)		13,117	136,286
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,178	649,637
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		13,566	2,390,058
Verizon Communications, Inc. (Diversified Telecom. Svs.)		110,758	4,567,660
Walt Disney Co. / The (Entertainment)		47,968	4,762,743
Warner Bros. Discovery, Inc. (Entertainment)	(a)	58,604	436,014
			112,710,864
Consumer Discretionary–9.9%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,619	1,761,789
Amazon.com, Inc. (Broadline Retail)	(a)	240,979	46,569,192
Aptiv PLC (Automobile Components)	(a)	7,146	503,221
AutoZone, Inc. (Specialty Retail)	(a)	456	1,351,630
Bath & Body Works, Inc. (Specialty Retail)		5,848	228,364
Best Buy Co., Inc. (Specialty Retail)		5,056	426,170
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		893	3,537,619
BorgWarner, Inc. (Automobile Components)		6,048	194,988
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,681	225,763
CarMax, Inc. (Specialty Retail)	(a)	4,123	302,381
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	26,586	497,690
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	36,137	2,263,983
D.R. Horton, Inc. (Household Durables)		7,804	1,099,818
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,155	477,415
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	675	653,366
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		922	476,056
eBay, Inc. (Broadline Retail)		13,320	715,550
Etsy, Inc. (Broadline Retail)	(a)	3,059	180,420
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	3,328	419,295
Ford Motor Co. (Automobiles)		103,195	1,294,065
Garmin Ltd. (Household Durables)		4,043	658,686
General Motors Co. (Automobiles)		30,023	1,394,869
Genuine Parts Co. (Distributors)		3,672	507,911
Hasbro, Inc. (Leisure Products)		3,438	201,123
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		6,579	1,435,538
Home Depot, Inc. / The (Specialty Retail)		26,079	8,977,435
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		9,572	423,561
Lennar Corp. Class A (Household Durables)		6,449	966,512
LKQ Corp. (Distributors)		6,976	290,132
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lowe's Cos., Inc. (Specialty Retail)		15,060	$3,320,128
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,016	900,879
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,313	1,526,294
McDonald's Corp. (Hotels, Restaurants & Leisure)		18,963	4,832,531
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	6,660	295,970
Mohawk Industries, Inc. (Household Durables)	(a)	1,377	156,413
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		31,877	2,402,569
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	11,208	210,598
NVR, Inc. (Household Durables)	(a)	82	622,262
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,550	1,636,893
Pool Corp. (Distributors)		1,015	311,940
PulteGroup, Inc. (Household Durables)		5,532	609,073
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,026	179,612
Ross Stores, Inc. (Specialty Retail)		8,827	1,282,740
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6,231	993,408
Starbucks Corp. (Hotels, Restaurants & Leisure)		29,807	2,320,475
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		6,091	260,634
Tesla, Inc. (Automobiles)	(a)	73,012	14,447,615
TJX Cos., Inc. / The (Specialty Retail)		29,805	3,281,530
Tractor Supply Co. (Specialty Retail)		2,835	765,450
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,258	485,424
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,465	220,617
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,410	981,529
			120,079,126
Consumer Staples–5.7%
Altria Group, Inc. (Tobacco)		45,202	2,058,951
Archer-Daniels-Midland Co. (Food Products)		13,015	786,757
Brown-Forman Corp. Class B (Beverages)		4,766	205,844
Bunge Global SA (Food Products)		3,713	396,437
Campbell Soup Co. (Food Products)		5,198	234,898
Church & Dwight Co., Inc. (Household Products)		6,435	667,181
Clorox Co. / The (Household Products)		3,271	446,393
Coca-Cola Co. / The (Beverages)		102,000	6,492,300
Colgate-Palmolive Co. (Household Products)		21,585	2,094,608
Conagra Brands, Inc. (Food Products)		12,553	356,756
Constellation Brands, Inc. Class A (Beverages)		4,237	1,090,095
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		11,670	9,919,383
Dollar General Corp. (Consumer Staples Distribution & Retail)		5,783	764,686
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	5,441	580,936
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		6,135	652,764
General Mills, Inc. (Food Products)		14,862	940,170
Hershey Co. / The (Food Products)		3,887	714,547
Hormel Foods Corp. (Food Products)		7,631	232,669
J.M. Smucker Co. / The (Food Products)		2,773	302,368
Kellanova (Food Products)		6,949	400,818
Kenvue, Inc. (Personal Care Products)		50,392	916,127
Keurig Dr Pepper, Inc. (Beverages)		27,462	917,231
Kimberly-Clark Corp. (Household Products)		8,861	1,224,590
Kraft Heinz Co. / The (Food Products)		20,766	669,081
Kroger Co. / The (Consumer Staples Distribution & Retail)		17,617	879,617
Lamb Weston Holdings, Inc. (Food Products)		3,775	317,402

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		6,629	$470,261
Molson Coors Beverage Co. Class B (Beverages)		4,797	243,832
Mondelez International, Inc. Class A (Food Products)		35,299	2,309,967
Monster Beverage Corp. (Beverages)	(a)	18,670	932,566
PepsiCo, Inc. (Beverages)		36,174	5,966,178
Philip Morris International, Inc. (Tobacco)		40,907	4,145,106
Procter & Gamble Co. / The (Household Products)		62,097	10,241,037
Sysco Corp. (Consumer Staples Distribution & Retail)		13,108	935,780
Target Corp. (Consumer Staples Distribution & Retail)		12,174	1,802,239
Tyson Foods, Inc. Class A (Food Products)		7,546	431,178
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		18,981	229,575
Walmart, Inc. (Consumer Staples Distribution & Retail)		112,398	7,610,469
			69,580,797
Energy–3.6%
APA Corp. (Oil, Gas & Consumable Fuels)		9,565	281,594
Baker Hughes Co. (Energy Equip. & Svs.)		26,265	923,740
Chevron Corp. (Oil, Gas & Consumable Fuels)		45,099	7,054,386
ConocoPhillips (Oil, Gas & Consumable Fuels)		30,773	3,519,816
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		19,553	521,478
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		16,639	788,689
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,692	939,291
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		15,124	1,903,658
EQT Corp. (Oil, Gas & Consumable Fuels)		11,590	428,598
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		118,038	13,588,535
Halliburton Co. (Energy Equip. & Svs.)		23,311	787,446
Hess Corp. (Oil, Gas & Consumable Fuels)		7,275	1,073,208
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		50,785	1,009,098
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		14,817	424,803
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		9,272	1,608,507
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		17,504	1,103,277
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		15,353	1,252,037
Phillips 66 (Oil, Gas & Consumable Fuels)		11,155	1,574,751
Schlumberger N.V. (Energy Equip. & Svs.)		37,618	1,774,817
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,834	751,302
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,605	1,348,920
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		32,062	1,362,635
			44,020,586
Financials–12.4%
Aflac, Inc. (Insurance)		13,606	1,215,152
Allstate Corp. / The (Insurance)		6,944	1,108,679
American Express Co. (Consumer Finance)		14,953	3,462,367
American International Group, Inc. (Insurance)		17,465	1,296,602
Ameriprise Financial, Inc. (Capital Markets)		2,614	1,116,675
Aon PLC Class A (Insurance)		5,723	1,680,158
Arch Capital Group Ltd. (Insurance)	(a)	9,843	993,060
Arthur J. Gallagher & Co. (Insurance)		5,751	1,491,292
Assurant, Inc. (Insurance)		1,371	227,929
Bank of America Corp. (Banks)		179,032	7,120,103
Common Stocks (Continued)		Shares	Value
Financials (continued)
Bank of New York Mellon Corp. / The (Capital Markets)		19,674	$1,178,276
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	47,637	19,378,732
BlackRock, Inc. (Capital Markets)		3,676	2,894,188
Blackstone, Inc. (Capital Markets)		18,807	2,328,307
Brown & Brown, Inc. (Insurance)		6,208	555,057
Capital One Financial Corp. (Consumer Finance)		10,056	1,392,253
CBOE Global Markets, Inc. (Capital Markets)		2,761	469,536
Charles Schwab Corp. / The (Capital Markets)		39,287	2,895,059
Chubb Ltd. (Insurance)		10,685	2,725,530
Cincinnati Financial Corp. (Insurance)		4,105	484,800
Citigroup, Inc. (Banks)		50,190	3,185,057
Citizens Financial Group, Inc. (Banks)		11,965	431,099
CME Group, Inc. (Capital Markets)		9,475	1,862,785
Corpay, Inc. (Financial Services)	(a)	1,846	491,793
Discover Financial Services (Consumer Finance)		6,596	862,823
Everest Group Ltd. (Insurance)		1,145	436,268
FactSet Research Systems, Inc. (Capital Markets)		1,004	409,903
Fidelity National Information Services, Inc. (Financial Services)		14,640	1,103,270
Fifth Third Bancorp (Banks)		17,958	655,287
Fiserv, Inc. (Financial Services)	(a)	15,399	2,295,067
Franklin Resources, Inc. (Capital Markets)		7,871	175,917
Global Payments, Inc. (Financial Services)		6,721	649,921
Globe Life, Inc. (Insurance)		2,187	179,946
Goldman Sachs Group, Inc. / The (Capital Markets)		8,485	3,837,935
Hartford Financial Services Group, Inc. / The (Insurance)		7,785	782,704
Huntington Bancshares, Inc. (Banks)		38,298	504,768
Intercontinental Exchange, Inc. (Capital Markets)		15,093	2,066,081
Invesco Ltd. (Capital Markets)		11,784	176,289
Jack Henry & Associates, Inc. (Financial Services)		1,906	316,434
JPMorgan Chase & Co. (Banks)		75,564	15,283,575
KeyCorp (Banks)		24,909	353,957
KKR & Co., Inc. (Capital Markets)		17,514	1,843,173
Loews Corp. (Insurance)		4,784	357,556
M&T Bank Corp. (Banks)		4,379	662,805
MarketAxess Holdings, Inc. (Capital Markets)		998	200,129
Marsh & McLennan Cos., Inc. (Insurance)		12,967	2,732,406
Mastercard, Inc. Class A (Financial Services)		21,603	9,530,379
MetLife, Inc. (Insurance)		15,720	1,103,387
Moody's Corp. (Capital Markets)		4,133	1,739,704
Morgan Stanley (Capital Markets)		32,930	3,200,467
MSCI, Inc. (Capital Markets)		2,086	1,004,930
Nasdaq, Inc. (Capital Markets)		10,000	602,600
Northern Trust Corp. (Capital Markets)		5,414	454,668
PayPal Holdings, Inc. (Financial Services)	(a)	27,532	1,597,682
PNC Financial Services Group, Inc. / The (Banks)		10,472	1,628,187
Principal Financial Group, Inc. (Insurance)		5,662	444,184
Progressive Corp. / The (Insurance)		15,412	3,201,226
Prudential Financial, Inc. (Insurance)		9,445	1,106,859
Raymond James Financial, Inc. (Capital Markets)		4,909	606,801
Regions Financial Corp. (Banks)		24,136	483,685
S&P Global, Inc. (Capital Markets)		8,423	3,756,658
State Street Corp. (Capital Markets)		7,930	586,820
Synchrony Financial (Consumer Finance)		10,552	497,949
T. Rowe Price Group, Inc. (Capital Markets)		5,861	675,832
Travelers Cos., Inc. / The (Insurance)		6,027	1,225,530
Truist Financial Corp. (Banks)		35,212	1,367,986
U.S. Bancorp (Banks)		41,067	1,630,360
Visa, Inc. (Financial Services)		41,421	10,871,770

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
W.R. Berkley Corp. (Insurance)		5,343	$419,853
Wells Fargo & Co. (Banks)		91,738	5,448,320
Willis Towers Watson PLC (Insurance)		2,691	705,419
			149,761,959
Health Care–11.7%
Abbott Laboratories (Health Care Equip. & Supplies)		45,775	4,756,480
AbbVie, Inc. (Biotechnology)		46,465	7,969,677
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,711	999,577
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,837	443,507
Amgen, Inc. (Biotechnology)		14,115	4,410,232
Baxter International, Inc. (Health Care Equip. & Supplies)		13,401	448,263
Becton Dickinson & Co. (Health Care Equip. & Supplies)		7,605	1,777,364
Biogen, Inc. (Biotechnology)	(a)	3,832	888,334
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	541	147,752
Bio-Techne Corp. (Life Sciences Tools & Svs.)		4,178	299,354
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	38,683	2,978,978
Bristol-Myers Squibb Co. (Pharmaceuticals)		53,343	2,215,335
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,408	630,034
Catalent, Inc. (Pharmaceuticals)	(a)	4,769	268,161
Cencora, Inc. (Health Care Providers & Svs.)		4,356	981,407
Centene Corp. (Health Care Providers & Svs.)	(a)	14,045	931,183
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,360	280,949
Cigna Group / The (Health Care Providers & Svs.)		7,475	2,471,011
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,255	458,761
CVS Health Corp. (Health Care Providers & Svs.)		33,035	1,951,047
Danaher Corp. (Life Sciences Tools & Svs.)		17,344	4,333,398
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,373	190,257
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	10,466	1,186,635
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	15,859	1,464,896
Elevance Health, Inc. (Health Care Providers & Svs.)		6,116	3,314,016
Eli Lilly & Co. (Pharmaceuticals)		21,007	19,019,318
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		11,173	870,600
Gilead Sciences, Inc. (Biotechnology)		32,783	2,249,242
HCA Healthcare, Inc. (Health Care Providers & Svs.)		5,100	1,638,528
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,356	215,120
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	6,128	455,004
Humana, Inc. (Health Care Providers & Svs.)		3,171	1,184,844
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,174	1,059,173
Incyte Corp. (Biotechnology)	(a)	4,218	255,695
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,834	370,101
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	9,334	4,152,230
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,795	1,013,855
Johnson & Johnson (Pharmaceuticals)		63,326	9,255,728
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		2,211	449,961
McKesson Corp. (Health Care Providers & Svs.)		3,420	1,997,417
Medtronic PLC (Health Care Equip. & Supplies)		34,939	2,750,049
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merck & Co., Inc. (Pharmaceuticals)		66,645	$8,250,651
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	562	785,445
Moderna, Inc. (Biotechnology)	(a)	8,774	1,041,912
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,537	456,950
Pfizer, Inc. (Pharmaceuticals)		149,107	4,172,014
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,924	400,237
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,791	2,933,425
ResMed, Inc. (Health Care Equip. & Supplies)		3,867	740,221
Revvity, Inc. (Life Sciences Tools & Svs.)		3,238	339,537
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,636	192,272
STERIS PLC (Health Care Equip. & Supplies)		2,598	570,365
Stryker Corp. (Health Care Equip. & Supplies)		8,921	3,035,370
Teleflex, Inc. (Health Care Equip. & Supplies)		1,249	262,702
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		10,043	5,553,779
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		24,219	12,333,768
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,583	292,744
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,790	3,182,609
Viatris, Inc. (Pharmaceuticals)		31,395	333,729
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,561	452,877
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,917	631,441
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		5,413	587,473
Zoetis, Inc. (Pharmaceuticals)		12,007	2,081,533
			141,364,527
Industrials–8.1%
3M Co. (Industrial Conglomerates)		14,563	1,488,193
A. O. Smith Corp. (Building Products)		3,190	260,878
Allegion PLC (Building Products)		2,283	269,736
American Airlines Group, Inc. (Passenger Airlines)	(a)	17,253	195,476
AMETEK, Inc. (Electrical Equip.)		6,097	1,016,431
Automatic Data Processing, Inc. (Professional Svs.)		10,772	2,571,169
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,866	549,052
Boeing Co. / The (Aerospace & Defense)	(a)	15,186	2,764,004
Broadridge Financial Solutions, Inc. (Professional Svs.)		3,101	610,897
Builders FirstSource, Inc. (Building Products)	(a)	3,228	446,787
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,089	272,203
Carrier Global Corp. (Building Products)		22,055	1,391,229
Caterpillar, Inc. (Machinery)		12,869	4,286,664
Cintas Corp. (Commercial Svs. & Supplies)		2,270	1,589,590
Copart, Inc. (Commercial Svs. & Supplies)	(a)	23,038	1,247,738
CSX Corp. (Ground Transportation)		51,446	1,720,869
Cummins, Inc. (Machinery)		3,600	996,948
Dayforce, Inc. (Professional Svs.)	(a)	4,122	204,451
Deere & Co. (Machinery)		6,812	2,545,168
Delta Air Lines, Inc. (Passenger Airlines)		16,986	805,816
Dover Corp. (Machinery)		3,617	652,688
Eaton Corp. PLC (Electrical Equip.)		10,523	3,299,487
Emerson Electric Co. (Electrical Equip.)		15,060	1,659,010
Equifax, Inc. (Professional Svs.)		3,255	789,207
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,711	463,096
Fastenal Co. (Trading Companies & Distributors)		15,070	946,999
FedEx Corp. (Air Freight & Logistics)		5,958	1,786,447
Fortive Corp. (Machinery)		9,242	684,832
GE Vernova, Inc. (Electrical Equip.)	(a)	7,214	1,237,273

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,583	$209,304
General Dynamics Corp. (Aerospace & Defense)		5,981	1,735,327
General Electric Co. (Aerospace & Defense)		28,803	4,578,813
Honeywell International, Inc. (Industrial Conglomerates)		17,137	3,659,435
Howmet Aerospace, Inc. (Aerospace & Defense)		10,205	792,214
Hubbell, Inc. (Electrical Equip.)		1,406	513,865
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,045	257,415
IDEX Corp. (Machinery)		1,990	400,388
Illinois Tool Works, Inc. (Machinery)		7,145	1,693,079
Ingersoll Rand, Inc. (Machinery)		10,619	964,630
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,137	341,920
Jacobs Solutions, Inc. (Professional Svs.)		3,282	458,528
Johnson Controls International PLC (Building Products)		17,731	1,178,580
L3Harris Technologies, Inc. (Aerospace & Defense)		4,992	1,121,103
Leidos Holdings, Inc. (Professional Svs.)		3,557	518,895
Lockheed Martin Corp. (Aerospace & Defense)		5,619	2,624,635
Masco Corp. (Building Products)		5,780	385,353
Nordson Corp. (Machinery)		1,420	329,355
Norfolk Southern Corp. (Ground Transportation)		5,946	1,276,547
Northrop Grumman Corp. (Aerospace & Defense)		3,661	1,596,013
Old Dominion Freight Line, Inc. (Ground Transportation)		4,690	828,254
Otis Worldwide Corp. (Machinery)		10,641	1,024,303
PACCAR, Inc. (Machinery)		13,792	1,419,748
Parker-Hannifin Corp. (Machinery)		3,383	1,711,155
Paychex, Inc. (Professional Svs.)		8,435	1,000,054
Paycom Software, Inc. (Professional Svs.)		1,261	180,373
Pentair PLC (Machinery)		4,396	337,041
Quanta Services, Inc. (Construction & Engineering)		3,855	979,517
Republic Services, Inc. (Commercial Svs. & Supplies)		5,390	1,047,493
Rockwell Automation, Inc. (Electrical Equip.)		3,003	826,666
Rollins, Inc. (Commercial Svs. & Supplies)		7,368	359,485
RTX Corp. (Aerospace & Defense)		34,983	3,511,943
Snap-on, Inc. (Machinery)		1,386	362,286
Southwest Airlines Co. (Passenger Airlines)		15,738	450,264
Stanley Black & Decker, Inc. (Machinery)		4,075	325,552
Textron, Inc. (Aerospace & Defense)		5,008	429,987
Trane Technologies PLC (Building Products)		5,956	1,959,107
TransDigm Group, Inc. (Aerospace & Defense)		1,473	1,881,919
Uber Technologies, Inc. (Ground Transportation)	(a)	54,987	3,996,455
Union Pacific Corp. (Ground Transportation)		16,054	3,632,378
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	8,650	420,909
United Parcel Service, Inc. Class B (Air Freight & Logistics)		19,195	2,626,836
United Rentals, Inc. (Trading Companies & Distributors)		1,753	1,133,718
Veralto Corp. (Commercial Svs. & Supplies)		5,765	550,385
Verisk Analytics, Inc. (Professional Svs.)		3,757	1,012,699
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,151	1,038,478
Waste Management, Inc. (Commercial Svs. & Supplies)		9,606	2,049,344
Westinghouse Air Brake Technologies Corp. (Machinery)		4,640	733,352
Xylem, Inc. (Machinery)		6,380	865,319
			98,082,757
Common Stocks (Continued)		Shares	Value
Information Technology–32.3%
Accenture PLC Class A (IT Svs.)		16,545	$5,019,918
Adobe, Inc. (Software)	(a)	11,789	6,549,261
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	42,533	6,899,278
Akamai Technologies, Inc. (IT Svs.)	(a)	4,014	361,581
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		31,614	2,129,835
Analog Devices, Inc. (Semiconductors & Equip.)		13,050	2,978,793
ANSYS, Inc. (Software)	(a)	2,298	738,807
Apple, Inc. (Tech. Hardware, Storage & Periph.)		379,289	79,885,849
Applied Materials, Inc. (Semiconductors & Equip.)		21,865	5,159,921
Arista Networks, Inc. (Communications Equip.)	(a)	6,679	2,340,856
Autodesk, Inc. (Software)	(a)	5,631	1,393,391
Broadcom, Inc. (Semiconductors & Equip.)		11,463	18,404,190
Cadence Design Systems, Inc. (Software)	(a)	7,162	2,204,106
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,533	790,827
Cisco Systems, Inc. (Communications Equip.)		106,539	5,061,668
Cognizant Technology Solutions Corp. Class A (IT Svs.)		13,089	890,052
Corning, Inc. (Electronic Equip., Instr. & Comp.)		20,295	788,461
Crowdstrike Holdings, Inc. Class A (Software)	(a)	6,070	2,325,963
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	3,578	356,762
EPAM Systems, Inc. (IT Svs.)	(a)	1,525	286,868
F5, Inc. (Communications Equip.)	(a)	1,553	267,473
Fair Isaac Corp. (Software)	(a)	650	967,629
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,816	634,895
Fortinet, Inc. (Software)	(a)	16,691	1,005,967
Gartner, Inc. (IT Svs.)	(a)	2,044	917,879
Gen Digital, Inc. (Software)		14,415	360,087
GoDaddy, Inc. Class A (IT Svs.)	(a)	3,704	517,486
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		34,204	724,099
HP, Inc. (Tech. Hardware, Storage & Periph.)		22,703	795,059
Intel Corp. (Semiconductors & Equip.)		112,021	3,469,290
International Business Machines Corp. (IT Svs.)		24,172	4,180,547
Intuit, Inc. (Software)		7,368	4,842,323
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3,152	342,906
Juniper Networks, Inc. (Communications Equip.)		8,546	311,587
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,599	628,913
KLA Corp. (Semiconductors & Equip.)		3,543	2,921,239
Lam Research Corp. (Semiconductors & Equip.)		3,441	3,664,149
Microchip Technology, Inc. (Semiconductors & Equip.)		14,225	1,301,588
Micron Technology, Inc. (Semiconductors & Equip.)		29,140	3,832,784
Microsoft Corp. (Software)		195,573	87,411,352
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,281	1,052,572
Motorola Solutions, Inc. (Communications Equip.)		4,388	1,693,987
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,427	698,998
NVIDIA Corp. (Semiconductors & Equip.)		647,278	79,964,724
NXP Semiconductors N.V. (Semiconductors & Equip.)		6,729	1,810,707
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	11,327	776,466
Oracle Corp. (Software)		41,949	5,923,199
Palo Alto Networks, Inc. (Software)	(a)	8,503	2,882,602
PTC, Inc. (Software)	(a)	3,140	570,444
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,520	292,421
QUALCOMM, Inc. (Semiconductors & Equip.)		29,419	5,859,676

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Roper Technologies, Inc. (Software)		2,817	$1,587,830
Salesforce, Inc. (Software)		25,559	6,571,219
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,158	532,667
ServiceNow, Inc. (Software)	(a)	5,395	4,244,085
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,220	449,768
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,325	1,085,639
Synopsys, Inc. (Software)	(a)	4,015	2,389,166
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		8,063	1,212,917
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,247	483,811
Teradyne, Inc. (Semiconductors & Equip.)		4,106	608,879
Texas Instruments, Inc. (Semiconductors & Equip.)		23,959	4,660,744
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,385	357,049
Tyler Technologies, Inc. (Software)	(a)	1,117	561,605
VeriSign, Inc. (IT Svs.)	(a)	2,270	403,606
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	8,591	650,940
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,354	418,291
			391,407,651
Materials–2.1%
Air Products & Chemicals, Inc. (Chemicals)		5,851	1,509,851
Albemarle Corp. (Chemicals)		3,072	293,437
Amcor PLC (Containers & Packaging)		37,991	371,552
Avery Dennison Corp. (Containers & Packaging)		2,129	465,506
Ball Corp. (Containers & Packaging)		8,158	489,643
Celanese Corp. (Chemicals)		2,631	354,896
CF Industries Holdings, Inc. (Chemicals)		4,783	354,516
Corteva, Inc. (Chemicals)		18,347	989,637
Dow, Inc. (Chemicals)		18,510	981,955
DuPont de Nemours, Inc. (Chemicals)		11,006	885,873
Eastman Chemical Co. (Chemicals)		3,115	305,177
Ecolab, Inc. (Chemicals)		6,689	1,591,982
FMC Corp. (Chemicals)		3,277	188,591
Freeport-McMoRan, Inc. (Metals & Mining)		37,802	1,837,177
International Flavors & Fragrances, Inc. (Chemicals)		6,721	639,906
International Paper Co. (Containers & Packaging)		9,106	392,924
Linde PLC (Chemicals)		12,650	5,550,946
LyondellBasell Industries N.V. Class A (Chemicals)		6,772	647,810
Martin Marietta Materials, Inc. (Construction Materials)		1,622	878,800
Mosaic Co. / The (Chemicals)		8,435	243,772
Newmont Corp. (Metals & Mining)		30,344	1,270,503
Nucor Corp. (Metals & Mining)		6,309	997,327
Packaging Corp. of America (Containers & Packaging)		2,346	428,286
PPG Industries, Inc. (Chemicals)		6,199	780,392
Sherwin-Williams Co. / The (Chemicals)		6,140	1,832,360
Steel Dynamics, Inc. (Metals & Mining)		3,886	503,237
Vulcan Materials Co. (Construction Materials)		3,481	865,655
Westrock Co. (Containers & Packaging)		6,818	342,673
			25,994,384
Real Estate–2.1%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		4,162	486,829
American Tower Corp. (Specialized REITs)		12,289	2,388,736
AvalonBay Communities, Inc. (Residential REITs)		3,737	773,148
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Boston Properties, Inc. (Office REITs)		3,814	$234,790
Camden Property Trust (Residential REITs)		2,787	304,090
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	7,940	707,533
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	10,748	796,857
Crown Castle, Inc. (Specialized REITs)		11,435	1,117,199
Digital Realty Trust, Inc. (Specialized REITs)		8,540	1,298,507
Equinix, Inc. (Specialized REITs)		2,498	1,889,987
Equity Residential (Residential REITs)		9,078	629,469
Essex Property Trust, Inc. (Residential REITs)		1,695	461,379
Extra Space Storage, Inc. (Specialized REITs)		5,572	865,945
Federal Realty Investment Trust (Retail REITs)		1,985	200,425
Healthpeak Properties, Inc. (Health Care REITs)		18,585	364,266
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		18,477	332,216
Invitation Homes, Inc. (Residential REITs)		15,095	541,760
Iron Mountain, Inc. (Specialized REITs)		7,696	689,716
Kimco Realty Corp. (Retail REITs)		17,447	339,519
Mid-America Apartment Communities, Inc. (Residential REITs)		3,077	438,811
Prologis, Inc. (Industrial REITs)		24,365	2,736,433
Public Storage (Specialized REITs)		4,162	1,197,199
Realty Income Corp. (Retail REITs)		22,915	1,210,370
Regency Centers Corp. (Retail REITs)		4,362	271,316
SBA Communications Corp. (Specialized REITs)		2,829	555,333
Simon Property Group, Inc. (Retail REITs)		8,576	1,301,837
UDR, Inc. (Residential REITs)		7,915	325,702
Ventas, Inc. (Health Care REITs)		10,654	546,124
VICI Properties, Inc. (Specialized REITs)		27,457	786,368
Welltower, Inc. (Health Care REITs)		15,730	1,639,852
Weyerhaeuser Co. (Specialized REITs)		19,172	544,293
			25,976,009
Utilities–2.3%
AES Corp. / The (Ind. Power & Renewable Elec.)		18,609	326,960
Alliant Energy Corp. (Electric Utilities)		6,786	345,407
Ameren Corp. (Multi-Utilities)		7,002	497,912
American Electric Power Co., Inc. (Electric Utilities)		13,876	1,217,480
American Water Works Co., Inc. (Water Utilities)		5,131	662,720
Atmos Energy Corp. (Gas Utilities)		3,984	464,734
CenterPoint Energy, Inc. (Multi-Utilities)		16,814	520,898
CMS Energy Corp. (Multi-Utilities)		7,844	466,953
Consolidated Edison, Inc. (Multi-Utilities)		9,113	814,885
Constellation Energy Corp. (Electric Utilities)		8,295	1,661,240
Dominion Energy, Inc. (Multi-Utilities)		22,064	1,081,136
DTE Energy Co. (Multi-Utilities)		5,436	603,450
Duke Energy Corp. (Electric Utilities)		20,306	2,035,270
Edison International (Electric Utilities)		10,125	727,076
Entergy Corp. (Electric Utilities)		5,623	601,661
Evergy, Inc. (Electric Utilities)		6,010	318,350
Eversource Energy (Electric Utilities)		9,260	525,135
Exelon Corp. (Electric Utilities)		26,325	911,108
FirstEnergy Corp. (Electric Utilities)		13,641	522,041
NextEra Energy, Inc. (Electric Utilities)		54,067	3,828,484
NiSource, Inc. (Multi-Utilities)		11,733	338,028
NRG Energy, Inc. (Electric Utilities)		5,470	425,894
PG&E Corp. (Electric Utilities)		56,290	982,824
Pinnacle West Capital Corp. (Electric Utilities)		2,993	228,605
PPL Corp. (Electric Utilities)		19,355	535,166
Public Service Enterprise Group, Inc. (Multi-Utilities)		13,112	966,355
Sempra (Multi-Utilities)		16,664	1,267,464
Southern Co. / The (Electric Utilities)		28,776	2,232,154

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Vistra Corp. (Ind. Power & Renewable Elec.)	8,600	$739,428
WEC Energy Group, Inc. (Multi-Utilities)	8,320	652,787
Xcel Energy, Inc. (Electric Utilities)	14,631	781,442
		27,283,047
Total Common Stocks (Cost $675,358,886)		$1,206,261,707

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	08/22/2024	$401,000	$397,973
Total U.S. Treasury Obligations (Cost $397,964)					$397,973
Total Investments – 99.5% (Cost $675,756,850)				(c)	$1,206,659,680
Other Assets in Excess of Liabilities – 0.5%				(b)	6,019,712
Net Assets – 100.0%					$1,212,679,392

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is partially pledged, in addition to $288,349 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at June 30, 2024.  The value of securities pledged totaled $268,954.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	47	September 20, 2024	$13,007,430	$12,975,525	$(31,905)	$(20,296)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–5.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		12,270	$2,234,981
AT&T, Inc. (Diversified Telecom. Svs.)		38,392	733,671
Comcast Corp. Class A (Media)		91,283	3,574,642
Electronic Arts, Inc. (Entertainment)		6,991	974,056
Fox Corp. Class A (Media)		68,603	2,357,885
Fox Corp. Class B (Media)		1,332	42,651
Ibotta, Inc. Class A (Media)	(a)	263	19,767
			9,937,653
Consumer Discretionary–5.6%
Amazon.com, Inc. (Broadline Retail)	(a)	11,521	2,226,433
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		10,054	553,975
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	44,233	828,042
D.R. Horton, Inc. (Household Durables)		12,607	1,776,705
General Motors Co. (Automobiles)		46,191	2,146,034
Home Depot, Inc. / The (Specialty Retail)		2,951	1,015,852
Leggett & Platt, Inc. (Household Durables)		8,792	100,756
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		11,680	880,322
Toll Brothers, Inc. (Household Durables)		12,665	1,458,755
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,848	12,067
			10,998,941
Consumer Staples–7.2%
Coca-Cola Co. / The (Beverages)		9,058	576,542
Colgate-Palmolive Co. (Household Products)		16,138	1,566,031
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		990	841,490
Hershey Co. / The (Food Products)		6,855	1,260,155
Kimberly-Clark Corp. (Household Products)		15,598	2,155,643
Kroger Co. / The (Consumer Staples Distribution & Retail)		24,769	1,236,716
Monster Beverage Corp. (Beverages)	(a)	6,501	324,725
PepsiCo, Inc. (Beverages)		12,542	2,068,552
Procter & Gamble Co. / The (Household Products)		6,837	1,127,558
Walmart, Inc. (Consumer Staples Distribution & Retail)		44,756	3,030,429
			14,187,841
Energy–6.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,778	2,624,415
ConocoPhillips (Oil, Gas & Consumable Fuels)		22,576	2,582,243
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		30,702	1,455,275
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		7,670	965,423
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		25,934	2,985,522
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,377	1,800,202
Schlumberger N.V. (Energy Equip. & Svs.)		9,807	462,694
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,775	748,529
			13,624,303
Financials–21.0%
Bank of America Corp. (Banks)		10,709	425,897
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,542	5,508,886
Citigroup, Inc. (Banks)		20,144	1,278,338
Citizens Financial Group, Inc. (Banks)		49,190	1,772,316
Euronet Worldwide, Inc. (Financial Services)	(a)	5,749	595,021
Franklin Resources, Inc. (Capital Markets)		42,415	947,975
Globe Life, Inc. (Insurance)		4,834	397,741
Invesco Ltd. (Capital Markets)		128,246	1,918,560
JPMorgan Chase & Co. (Banks)		24,099	4,874,264
Common Stocks (Continued)		Shares	Value
Financials (continued)
KeyCorp (Banks)		154,189	$2,191,026
Marsh & McLennan Cos., Inc. (Insurance)		11,919	2,511,572
Mastercard, Inc. Class A (Financial Services)		4,643	2,048,306
MetLife, Inc. (Insurance)		11,845	831,401
Moody's Corp. (Capital Markets)		2,177	916,365
Morgan Stanley (Capital Markets)		2,976	289,237
Nasdaq, Inc. (Capital Markets)		38,029	2,291,628
OneMain Holdings, Inc. (Consumer Finance)		15,827	767,451
Progressive Corp. / The (Insurance)		8,192	1,701,560
Reinsurance Group of America, Inc. (Insurance)		9,573	1,965,050
S&P Global, Inc. (Capital Markets)		3,935	1,755,010
T. Rowe Price Group, Inc. (Capital Markets)		1,957	225,662
Travelers Cos., Inc. / The (Insurance)		11,248	2,287,168
Unum Group (Insurance)		27,415	1,401,181
Valley National Bancorp (Banks)		52,478	366,296
Visa, Inc. (Financial Services)		7,837	2,056,977
			41,324,888
Health Care–16.1%
Alto Neuroscience, Inc. (Pharmaceuticals)	(a)	27	289
Amgen, Inc. (Biotechnology)		3,193	997,653
Biogen, Inc. (Biotechnology)	(a)	4,906	1,137,309
Bristol-Myers Squibb Co. (Pharmaceuticals)		39,212	1,628,474
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,999	491,502
Centene Corp. (Health Care Providers & Svs.)	(a)	20,660	1,369,758
Cigna Group / The (Health Care Providers & Svs.)		2,742	906,423
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,427	275,173
Elevance Health, Inc. (Health Care Providers & Svs.)		4,575	2,479,009
Eli Lilly & Co. (Pharmaceuticals)		300	271,614
Exelixis, Inc. (Biotechnology)	(a)	27,388	615,408
Gilead Sciences, Inc. (Biotechnology)		41,569	2,852,049
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,607	516,297
Incyte Corp. (Biotechnology)	(a)	18,703	1,133,776
Johnson & Johnson (Pharmaceuticals)		11,216	1,639,330
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,674	340,676
Medtronic PLC (Health Care Equip. & Supplies)		38,556	3,034,743
Merck & Co., Inc. (Pharmaceuticals)		6,074	751,961
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	685,184
Pfizer, Inc. (Pharmaceuticals)		85,615	2,395,508
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,839	525,482
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	561	589,628
Stryker Corp. (Health Care Equip. & Supplies)		8,715	2,965,279
Teladoc Health, Inc. (Health Care Technology)	(a)	39,700	388,266
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,320	1,282,960
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,090	2,023,118
Zoetis, Inc. (Pharmaceuticals)		2,591	449,176
			31,746,045
Industrials–15.4%
A. O. Smith Corp. (Building Products)		4,533	370,709
AECOM (Construction & Engineering)		24,851	2,190,367
AMETEK, Inc. (Electrical Equip.)		6,295	1,049,439
Builders FirstSource, Inc. (Building Products)	(a)	2,230	308,654
Cintas Corp. (Commercial Svs. & Supplies)		2,905	2,034,255
CNH Industrial N.V. (Machinery)		95,644	968,874
Cummins, Inc. (Machinery)		2,796	774,296
Eaton Corp. PLC (Electrical Equip.)		9,014	2,826,340
Expeditors International of Washington, Inc. (Air Freight & Logistics)		14,448	1,802,966
Flowserve Corp. (Machinery)		13,430	645,983

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
HEICO Corp. Class A (Aerospace & Defense)		2,491	$442,202
Illinois Tool Works, Inc. (Machinery)		3,942	934,096
Loar Holdings, Inc. (Aerospace & Defense)	(a)	148	7,905
Lockheed Martin Corp. (Aerospace & Defense)		4,824	2,253,290
Northrop Grumman Corp. (Aerospace & Defense)		514	224,078
Old Dominion Freight Line, Inc. (Ground Transportation)		6,066	1,071,256
Oshkosh Corp. (Machinery)		19,776	2,139,763
Parker-Hannifin Corp. (Machinery)		3,051	1,543,226
Quanta Services, Inc. (Construction & Engineering)		1,228	312,022
Snap-on, Inc. (Machinery)		1,988	519,643
Textron, Inc. (Aerospace & Defense)		13,408	1,151,211
UFP Industries, Inc. (Building Products)		2,813	315,056
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	6,989	340,085
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,419	1,280,279
Waste Connections, Inc. (Commercial Svs. & Supplies)		4,035	707,578
Waste Management, Inc. (Commercial Svs. & Supplies)		3,808	812,399
Watsco, Inc. (Trading Companies & Distributors)		2,853	1,321,624
WESCO International, Inc. (Trading Companies & Distributors)		3,940	624,569
Xylem, Inc. (Machinery)		9,533	1,292,961
			30,265,126
Information Technology–10.3%
Amdocs Ltd. (IT Svs.)		7,095	559,937
Apple, Inc. (Tech. Hardware, Storage & Periph.)		8,949	1,884,838
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		6,512	335,303
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,816	436,924
Fortinet, Inc. (Software)	(a)	5,240	315,815
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		54,730	1,158,634
Intel Corp. (Semiconductors & Equip.)		46,359	1,435,738
Juniper Networks, Inc. (Communications Equip.)		8,188	298,535
Lam Research Corp. (Semiconductors & Equip.)		1,986	2,114,792
Manhattan Associates, Inc. (Software)	(a)	4,299	1,060,477
Micron Technology, Inc. (Semiconductors & Equip.)		17,464	2,297,040
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		4,762	$2,128,376
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,199	985,194
QUALCOMM, Inc. (Semiconductors & Equip.)		10,656	2,122,462
Rubrik, Inc. Class A (Software)	(a)	2,050	62,853
ServiceNow, Inc. (Software)	(a)	1,132	890,511
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		14,376	2,162,582
			20,250,011
Materials–3.3%
Ecolab, Inc. (Chemicals)		5,858	1,394,204
Louisiana-Pacific Corp. (Paper & Forest Products)		9,007	741,546
LyondellBasell Industries N.V. Class A (Chemicals)		22,179	2,121,643
Mosaic Co. / The (Chemicals)		18,579	536,933
Nucor Corp. (Metals & Mining)		6,261	989,739
Packaging Corp. of America (Containers & Packaging)		1,223	223,271
Westlake Corp. (Chemicals)		3,097	448,508
			6,455,844
Real Estate–3.6%
Camden Property Trust (Residential REITs)		20,485	2,235,118
Equinix, Inc. (Specialized REITs)		738	558,371
Equity Residential (Residential REITs)		26,012	1,803,672
First Industrial Realty Trust, Inc. (Industrial REITs)		17,822	846,723
Kimco Realty Corp. (Retail REITs)		50,950	991,487
Simon Property Group, Inc. (Retail REITs)		4,346	659,723
			7,095,094
Utilities–4.4%
AES Corp. / The (Ind. Power & Renewable Elec.)		63,494	1,115,590
CMS Energy Corp. (Multi-Utilities)		27,349	1,628,086
DTE Energy Co. (Multi-Utilities)		8,547	948,802
Exelon Corp. (Electric Utilities)		35,559	1,230,697
OGE Energy Corp. (Electric Utilities)		49,329	1,761,045
PPL Corp. (Electric Utilities)		68,018	1,880,698
			8,564,918
Total Common Stocks (Cost $180,371,067)			$194,450,664
Total Investments – 98.8% (Cost $180,371,067)	(b)		$194,450,664
Other Assets in Excess of Liabilities – 1.2%	(c)		2,380,962
Net Assets – 100.0%			$196,831,626

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $142,780 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	10	September 20, 2024	$2,757,286	$2,760,750	$3,464	$(14,317)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Corporate Bonds–96.7%		Rate	Maturity	Face Amount	Value
Communication Services–9.7%
Audacy Capital Corp. (Acquired 03/11/2021 through 07/09/2021, Cost $357,500) (Media)	(a)(b)	6.750%	03/31/2029	$350,000	$12,250
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	375,000	368,372
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	192,029
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	607,680
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	113,721
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,075,000	931,086
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	211,644
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	320,452
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	400,000	228,135
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	405,570
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	129,269
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	375,000	136,576
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	124,818
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	96,783
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	42,528
DISH DBS Corp. (Media)		5.125%	06/01/2029	600,000	237,606
Gray Television, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	99,203
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	50,652
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	144,140
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	87,952
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	191,727
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	70,179
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	309,673
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	127,054
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	250,000	222,276
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	244,336
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	125,000	55,455
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	150,000	91,233
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	211,689
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	71,792
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	200,000	180,671
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	405,705
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	300,000	244,900
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	1,000,000	923,618
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	600,000	544,809
TEGNA, Inc. (Media)		5.000%	09/15/2029	275,000	242,830
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	600,000	568,303
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	292,569
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	231,129
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	139,525
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	169,587
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	450,000	400,413
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	165,976
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	337,350
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	400,000	341,068
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	113,228
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	66,946
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	200,000	196,168
					11,700,675
Consumer Discretionary–15.5%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	200,000	200,725
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,225,000	1,078,368
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	443,055
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	300,000	291,772
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	102,356
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	125,000	130,452
Affinity Interactive (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	200,000	176,352
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	96,712
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	300,388
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	181,201
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	264,679
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	181,261
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	459,149
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	275,031
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	153,252
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	150,736
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	300,000	296,346
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	75,000	77,744
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	172,183

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	$125,000	$125,677
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	112,000	111,888
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,250,000	1,257,051
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	218,236
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	85,881
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	625,000	531,405
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	175,000	151,505
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,108,104
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	49,751
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	75,000	71,983
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	173,076
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	400,000	387,616
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	500,000	492,011
JB Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	400,000	414,396
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	194,979
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	200,000	181,050
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	327,156
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	225,000	234,783
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	275,000	280,859
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	154,983
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	193,192
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	71,405
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	298,614
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	186,298
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	805,842
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	130,969
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	250,000	259,925
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	271,572
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	275,000	282,219
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	275,000	235,858
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	48,372
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	475,000	405,443
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	275,000	271,942
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	75,630
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	400,000	395,171
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	389,927
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	475,000	448,815
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	272,216
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	25,000	25,079
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	188,187
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	178,261
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	124,386
Velocity Vehicle Group LLC (Specialty Retail)	(a)	8.000%	06/01/2029	75,000	77,141
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	271,247
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	325,000	302,979
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	325,000	337,000
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	71,435
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	91,968
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	144,191
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	200,000	203,869
ZF North America Capital, Inc. (Automobile Components)	(a)	6.750%	04/23/2030	125,000	127,305
					18,770,610
Consumer Staples–2.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	98,839
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	134,931
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	550,000	563,634
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	170,747
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	184,106
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	99,882
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	234,035
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	384,475
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	146,715
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	227,602
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	450,000	443,023
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	125,162

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	$225,000	$230,044
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	331,968
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	162,586
					3,537,749
Energy–11.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	247,981
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	614,425
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	625,000	605,848
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	217,744
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	501,993
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	445,672
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	425,291
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	128,062
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	73,295
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	172,701
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	75,000	76,379
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	200,000	205,630
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	200,000	181,880
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	128,029
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	50,000	48,525
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	49,521
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	49,497
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	74,980
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	261,957
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	160,833
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	53,548
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	650,000	585,756
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	484,560
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	93,052
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	275,000	250,476
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	100,940
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,087
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	150,000	153,182
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	275,000	277,952
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	225,000	221,567
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	100,000	94,372
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	525,000	490,899
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	75,718
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	411,509
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	101,376
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	91,791
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	100,000	96,632
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	04/15/2027	175,000	175,370
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	290,638
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	100,000	102,508
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	300,022
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	125,000	126,824
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	350,000	333,971
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	50,000	50,860
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	51,797
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	150,000	150,263
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	300,000	308,180
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	146,000	145,999
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	173,119
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	74,538
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	233,153
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	117,294
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	200,000	187,210
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	100,000	103,397
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	275,091
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	24,901
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	173,495
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	250,000	258,484
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	72,456
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	68,994
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	300,000	293,840

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	$75,000	$71,569
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	150,281
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	325,000	327,473
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	431,709
					13,353,096
Financials–13.6%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	150,000	138,395
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	325,000	325,225
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	140,362
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	555,623
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	125,000	124,211
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	275,750
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	558,159
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	200,000	197,713
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,049,964
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	187,081
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	275,000	276,037
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (Insurance)	(a)	7.125%	05/15/2031	450,000	455,229
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	525,000	547,392
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,259,663
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	225,000	223,644
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	556,488
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	187,853
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	433,597
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	234,449
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	400,000	386,431
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	350,000	312,450
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	550,000	551,266
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	614,705
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	589,450
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	900,000	912,674
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	325,000	338,933
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	475,000	510,080
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.500%	03/26/2031	300,000	308,494
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	174,916
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	200,694
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	319,557
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	250,000	270,185
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	625,000	632,146
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	250,000	226,781
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	350,000	305,019
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	337,076
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	254,694
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	325,000	322,649
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	175,000	170,843
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	213,764
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	775,000	787,124
					16,466,766
Health Care–6.7%
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	355,986
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	428,219
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	272,809
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	166,500
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	175,000	167,088
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	300,000	283,747
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	44,381
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	44,125
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	125,000	95,588
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	104,964
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	185,511
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	101,316
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	100,000	86,919
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	875,000	755,103
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	490,707
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	196,235
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	329,888
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	475,000	417,390

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	$325,000	$299,296
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,150,000	1,097,476
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	126,415
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	107,959
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	404,213
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	250,000	256,876
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	152,313
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	124,918
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	415,919
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	325,000	323,375
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	150,000	139,690
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	125,000	126,876
					8,101,802
Industrials–13.7%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	275,000	275,716
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	7,000	6,979
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,292,063
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	133,333	132,148
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	150,000	145,930
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	175,000	163,379
Artera Services LLC (Construction & Engineering)	(a)	8.500%	02/15/2031	125,000	128,687
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	823,652
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	250,000	252,252
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	202,097
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	200,000	201,468
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	98,040
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	69,658
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	700,000	649,644
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	400,000	341,934
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	301,869
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	650,000	655,071
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	101,250
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	600,000	532,467
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	167,223
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	150,000	152,773
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	273,698
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	450,000	457,848
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	300,767
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	175,000	157,897
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	350,000	351,678
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	200,000	187,509
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	46,631
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	837,359
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	100,000	101,130
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	251,778
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	69,217
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	71,574
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	195,859
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	114,800
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	21,790
Sensata Technologies, Inc. (Electrical Equip.)	(a)	6.625%	07/15/2032	200,000	201,431
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	525,000	526,832
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	500,000	513,275
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	590,824
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	126,087
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	204,436
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	147,291
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	116,630
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	150,756
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	398,093
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	725,000	740,116
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	479,778
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,808
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	193,840
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	72,679
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	44,608
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	130,509
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	100,000	99,635
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	6.500%	06/15/2027	400,000	398,369
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	254,485

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	$175,000	$175,632
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	75,000	75,789
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	475,000	458,323
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	325,000	325,007
					16,583,068
Information Technology–9.6%
ams-OSRAM AG (Semiconductors & Equip.)	(a)	12.250%	03/30/2029	175,000	181,201
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,250,000	1,150,874
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	325,000	325,253
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	309,810
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	125,000	126,918
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	550,000	547,282
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	67,790
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	400,000	384,126
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	475,000	460,855
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	75,000	76,443
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	675,000	638,803
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	195,074
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	350,000	326,773
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	500,000	456,531
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	334,865
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	250,000	247,516
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	150,000	153,682
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	225,000	220,305
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	125,000	126,933
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,375,000	1,270,298
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	212,441
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	50,000	47,088
NCR Voyix Corp. (Software)	(a)	5.250%	10/01/2030	325,000	297,050
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	181,624
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	313,450
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	125,000	127,031
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	625,000	544,946
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	150,000	160,875
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	525,250	599,121
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	226,529
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	412,911
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	475,000	480,952
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	232,254
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	125,000	126,407
					11,564,011
Materials–9.1%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	603,176	149,346
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	655,848
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	450,000	279,145
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	124,064
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	155,767
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	156,569
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	145,849
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,659
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	100,000	100,537
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	175,000	148,667
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	75,000	63,433
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	150,000	147,574
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	286,568
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	150,000	148,302
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,300,000	1,272,252
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	374,873
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	48,177
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	270,267
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	275,703
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	146,377
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	92,205
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	112,028
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	75,000	66,958
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	117,815
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	650,000	563,836
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	325,000	331,497

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	$300,000	$300,193
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	225,000	205,706
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	200,760
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	181,934
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	290,942
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	365,125
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,923
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	175,000	174,696
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	300,000	300,348
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	187,966
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	75,000	71,379
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	125,000	124,299
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	77,220
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	172,483
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	800,000	777,650
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	23,787
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	195,957
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	725,000	719,592
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	96,433
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	230,424
					10,994,133
Real Estate–1.6%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	300,000	305,277
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	48,401
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	400,000	364,728
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	202,600
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	75,000	78,053
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	336,075
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	125,000	125,009
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	168,768
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	212,934
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.125%	08/15/2030	100,000	90,946
					1,932,791
Utilities–3.2%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	425,000	411,817
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	49,446
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	300,000	285,026
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	139,170
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	93,330
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	265,133
NextEra Energy Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	175,000	179,457
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	75,849
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	22,239
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	21,440
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	70,000	60,102
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	321,612
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	112,567
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	716,380
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	350,000	365,231
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	221,885
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	250,000	241,836
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	300,000	312,417
					3,894,937
Total Corporate Bonds (Cost $122,717,574)					$116,899,638
Total Investments – 96.7% (Cost $122,717,574)	(d)				$116,899,638
Other Assets in Excess of Liabilities – 3.3%					4,048,224
Net Assets – 100.0%					$120,947,862

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2024, the value of these securities totaled $102,555,552, or 84.8% of the Portfolio’s net assets.

(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.8%		Shares	Value
Communication Services–15.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		41,705	$7,596,566
Alphabet, Inc. Class C (Interactive Media & Svs.)		39,880	7,314,789
Charter Communications, Inc. Class A (Media)	(a)	2,641	789,553
Comcast Corp. Class A (Media)		71,779	2,810,866
Electronic Arts, Inc. (Entertainment)		4,885	680,627
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		24,753	12,480,958
Netflix, Inc. (Entertainment)	(a)	7,902	5,332,902
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,143	488,705
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		21,490	3,786,108
Trade Desk, Inc. / The Class A (Media)	(a)	8,164	797,378
Warner Bros. Discovery, Inc. (Entertainment)	(a)	44,934	334,309
			42,412,761
Consumer Discretionary–12.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,096	1,227,596
Amazon.com, Inc. (Broadline Retail)	(a)	73,886	14,278,469
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		622	2,464,053
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,999	761,351
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,215	661,621
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,238	1,266,391
MercadoLibre, Inc. (Broadline Retail)	(a)	930	1,528,362
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,080	1,140,545
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	12,249	1,628,505
Ross Stores, Inc. (Specialty Retail)		6,149	893,573
Starbucks Corp. (Hotels, Restaurants & Leisure)		20,772	1,617,100
Tesla, Inc. (Automobiles)	(a)	34,274	6,782,139
			34,249,705
Consumer Staples–6.0%
Coca-Cola Europacific Partners PLC (Beverages)		8,421	613,638
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,133	6,912,969
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,000	427,080
Keurig Dr Pepper, Inc. (Beverages)		24,859	830,291
Kraft Heinz Co. / The (Food Products)		22,268	717,475
Mondelez International, Inc. Class A (Food Products)		24,598	1,609,693
Monster Beverage Corp. (Beverages)	(a)	19,103	954,195
PepsiCo, Inc. (Beverages)		25,211	4,158,050
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		15,820	191,343
			16,414,734
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		18,301	643,646
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,270	654,622
			1,298,268
Financials–0.4%
PayPal Holdings, Inc. (Financial Services)	(a)	19,182	1,113,131
Health Care–6.1%
Amgen, Inc. (Biotechnology)		9,837	3,073,571
AstraZeneca PLC – ADR (Pharmaceuticals)		10,678	832,777
Biogen, Inc. (Biotechnology)	(a)	2,670	618,959
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,293	826,880
Common Stocks (Continued)		Shares	Value
Health Care (continued)
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,371	$652,268
Gilead Sciences, Inc. (Biotechnology)		22,847	1,567,533
GRAIL, Inc. (Biotechnology)	(a)	501	7,703
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,514	737,621
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,921	304,894
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,505	2,893,749
Moderna, Inc. (Biotechnology)	(a)	7,028	834,575
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,987	2,088,397
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,732	2,217,983
			16,656,910
Industrials–4.3%
Automatic Data Processing, Inc. (Professional Svs.)		7,506	1,791,607
Cintas Corp. (Commercial Svs. & Supplies)		1,861	1,303,184
Copart, Inc. (Commercial Svs. & Supplies)	(a)	17,647	955,762
CSX Corp. (Ground Transportation)		35,850	1,199,182
Fastenal Co. (Trading Companies & Distributors)		10,499	659,757
Honeywell International, Inc. (Industrial Conglomerates)		11,941	2,549,881
Old Dominion Freight Line, Inc. (Ground Transportation)		3,985	703,751
PACCAR, Inc. (Machinery)		9,612	989,459
Paychex, Inc. (Professional Svs.)		6,601	782,615
Verisk Analytics, Inc. (Professional Svs.)		2,616	705,143
			11,640,341
Information Technology–51.7%
Adobe, Inc. (Software)	(a)	8,215	4,563,761
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	29,640	4,807,904
Analog Devices, Inc. (Semiconductors & Equip.)		9,100	2,077,166
ANSYS, Inc. (Software)	(a)	1,601	514,722
Apple, Inc. (Tech. Hardware, Storage & Periph.)		108,870	22,930,199
Applied Materials, Inc. (Semiconductors & Equip.)		15,183	3,583,036
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,168	354,728
ASML Holding N.V. (Semiconductors & Equip.)		1,669	1,706,936
Atlassian Corp. Class A (Software)	(a)	2,921	516,666
Autodesk, Inc. (Software)	(a)	3,951	977,675
Broadcom, Inc. (Semiconductors & Equip.)		8,498	13,643,794
Cadence Design Systems, Inc. (Software)	(a)	4,990	1,535,673
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,465	551,766
Cisco Systems, Inc. (Communications Equip.)		73,881	3,510,086
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,118	620,024
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,230	1,620,894
Datadog, Inc. Class A (Software)	(a)	5,656	733,527
Fortinet, Inc. (Software)	(a)	14,009	844,322
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	10,115	511,414
Intel Corp. (Semiconductors & Equip.)		78,065	2,417,673
Intuit, Inc. (Software)		5,126	3,368,858
KLA Corp. (Semiconductors & Equip.)		2,469	2,035,715
Lam Research Corp. (Semiconductors & Equip.)		2,398	2,553,510
Marvell Technology, Inc. (Semiconductors & Equip.)		15,873	1,109,523
Microchip Technology, Inc. (Semiconductors & Equip.)		9,845	900,818

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Micron Technology, Inc. (Semiconductors & Equip.)		20,307	$2,670,980
Microsoft Corp. (Software)		52,769	23,585,105
MongoDB, Inc. (IT Svs.)	(a)	1,345	336,196
NVIDIA Corp. (Semiconductors & Equip.)		174,646	21,575,767
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,689	1,261,763
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,890	540,860
Palo Alto Networks, Inc. (Software)	(a)	5,938	2,013,041
QUALCOMM, Inc. (Semiconductors & Equip.)		20,465	4,076,219
Roper Technologies, Inc. (Software)		1,963	1,106,465
Synopsys, Inc. (Software)	(a)	2,810	1,672,119
Texas Instruments, Inc. (Semiconductors & Equip.)		16,696	3,247,873
Workday, Inc. Class A (Software)	(a)	3,888	869,201
Zscaler, Inc. (Software)	(a)	2,748	528,138
			141,474,117
Materials–1.4%
Linde PLC (Chemicals)		8,815	3,868,110
Common Stocks (Continued)		Shares	Value
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	7,491	$555,383
Utilities–1.2%
American Electric Power Co., Inc. (Electric Utilities)		9,666	848,095
Constellation Energy Corp. (Electric Utilities)		5,781	1,157,761
Exelon Corp. (Electric Utilities)		18,339	634,713
Xcel Energy, Inc. (Electric Utilities)		10,189	544,194
			3,184,763
Total Common Stocks (Cost $154,792,620)			$272,868,223

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	08/22/2024	$111,000	$110,162
Total U.S. Treasury Obligations (Cost $110,160)					$110,162
Total Investments – 99.8% (Cost $154,902,780)				(c)	$272,978,385
Other Assets in Excess of Liabilities – 0.2%					488,507
Net Assets – 100.0%					$273,466,892

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at June 30, 2024.  The value of securities pledged totaled $110,162.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	5	September 20, 2024	$1,974,820	$1,992,726	$17,906	$(11,225)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–9.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		58,243	$10,608,962
Alphabet, Inc. Class C (Interactive Media & Svs.)		36,464	6,688,227
Comcast Corp. Class A (Media)		124,193	4,863,398
Fox Corp. Class A (Media)		85,023	2,922,241
Fox Corp. Class B (Media)		977	31,284
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,497	7,309,677
Netflix, Inc. (Entertainment)	(a)	1,451	979,251
			33,403,040
Consumer Discretionary–10.2%
Amazon.com, Inc. (Broadline Retail)	(a)	87,980	17,002,135
AutoNation, Inc. (Specialty Retail)	(a)	3,233	515,276
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	30,164	564,670
D.R. Horton, Inc. (Household Durables)		12,337	1,738,653
General Motors Co. (Automobiles)		43,122	2,003,448
Home Depot, Inc. / The (Specialty Retail)		15,763	5,426,255
Lear Corp. (Automobile Components)		3,060	349,483
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	11,309	502,572
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		29,959	2,258,010
Tesla, Inc. (Automobiles)	(a)	6,446	1,275,534
TJX Cos., Inc. / The (Specialty Retail)		4,073	448,437
Toll Brothers, Inc. (Household Durables)		21,716	2,501,249
			34,585,722
Consumer Staples–5.6%
Colgate-Palmolive Co. (Household Products)		9,684	939,735
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,641	4,794,794
Hershey Co. / The (Food Products)		9,934	1,826,167
Kimberly-Clark Corp. (Household Products)		28,729	3,970,348
Kroger Co. / The (Consumer Staples Distribution & Retail)		46,939	2,343,664
Monster Beverage Corp. (Beverages)	(a)	16,864	842,357
PepsiCo, Inc. (Beverages)		23,217	3,829,180
Walmart, Inc. (Consumer Staples Distribution & Retail)		9,793	663,084
			19,209,329
Energy–3.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,275	1,450,795
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,652	760,856
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		40,529	1,921,075
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,005	1,385,199
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		15,054	1,733,016
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,049	1,396,341
Schlumberger N.V. (Energy Equip. & Svs.)		50,722	2,393,064
			11,040,346
Financials–11.8%
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,230	4,161,564
Invesco Ltd. (Capital Markets)		73,239	1,095,655
JPMorgan Chase & Co. (Banks)		20,783	4,203,570
KeyCorp (Banks)		109,323	1,553,480
Marsh & McLennan Cos., Inc. (Insurance)		20,996	4,424,277
Mastercard, Inc. Class A (Financial Services)		14,496	6,395,055
Moody's Corp. (Capital Markets)		2,632	1,107,888
Nasdaq, Inc. (Capital Markets)		47,059	2,835,775
Progressive Corp. / The (Insurance)		18,307	3,802,547
Reinsurance Group of America, Inc. (Insurance)		3,298	676,981
Common Stocks (Continued)		Shares	Value
Financials (continued)
S&P Global, Inc. (Capital Markets)		6,397	$2,853,062
Travelers Cos., Inc. / The (Insurance)		4,859	988,029
Visa, Inc. (Financial Services)		23,140	6,073,556
			40,171,439
Health Care–12.2%
Amgen, Inc. (Biotechnology)		5,990	1,871,576
Biogen, Inc. (Biotechnology)	(a)	2,283	529,245
Bristol-Myers Squibb Co. (Pharmaceuticals)		47,063	1,954,526
Cardinal Health, Inc. (Health Care Providers & Svs.)		15,134	1,487,975
Centene Corp. (Health Care Providers & Svs.)	(a)	5,942	393,955
Cigna Group / The (Health Care Providers & Svs.)		1,482	483,532
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,966	449,665
Elevance Health, Inc. (Health Care Providers & Svs.)		6,537	3,542,139
Eli Lilly & Co. (Pharmaceuticals)		7,047	6,380,213
Exelixis, Inc. (Biotechnology)	(a)	38,620	867,791
Gilead Sciences, Inc. (Biotechnology)		64,819	4,447,232
Incyte Corp. (Biotechnology)	(a)	30,605	1,855,275
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		4,684	953,241
Medtronic PLC (Health Care Equip. & Supplies)		52,917	4,165,097
Merck & Co., Inc. (Pharmaceuticals)		9,159	1,133,884
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,112	841,439
Pfizer, Inc. (Pharmaceuticals)		68,437	1,914,867
Stryker Corp. (Health Care Equip. & Supplies)		9,029	3,072,117
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,791	1,543,423
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,281	3,198,662
Zoetis, Inc. (Pharmaceuticals)		3,241	561,860
			41,647,714
Industrials–8.6%
AECOM (Construction & Engineering)		20,446	1,802,110
American Airlines Group, Inc. (Passenger Airlines)	(a)	99,939	1,132,309
Builders FirstSource, Inc. (Building Products)	(a)	2,870	397,237
Cintas Corp. (Commercial Svs. & Supplies)		4,919	3,444,579
CNH Industrial N.V. (Machinery)		41,088	416,221
Cummins, Inc. (Machinery)		1,382	382,717
Eaton Corp. PLC (Electrical Equip.)		8,346	2,616,888
Expeditors International of Washington, Inc. (Air Freight & Logistics)		11,538	1,439,827
Lockheed Martin Corp. (Aerospace & Defense)		9,713	4,536,942
Old Dominion Freight Line, Inc. (Ground Transportation)		2,588	457,041
Oshkosh Corp. (Machinery)		24,652	2,667,346
Parker-Hannifin Corp. (Machinery)		7,413	3,749,570
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,157	1,946,132
Waste Management, Inc. (Commercial Svs. & Supplies)		9,766	2,083,479
Watsco, Inc. (Trading Companies & Distributors)		2,291	1,061,283
WESCO International, Inc. (Trading Companies & Distributors)		2,179	345,415
Xylem, Inc. (Machinery)		5,675	769,700
			29,248,796
Information Technology–32.5%
Adobe, Inc. (Software)	(a)	2,629	1,460,515
Apple, Inc. (Tech. Hardware, Storage & Periph.)		123,858	26,086,972
Applied Materials, Inc. (Semiconductors & Equip.)		5,078	1,198,357
Atlassian Corp. Class A (Software)	(a)	5,000	884,400

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Broadcom, Inc. (Semiconductors & Equip.)		1,758	$2,822,522
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,946	1,128,878
Fortinet, Inc. (Software)	(a)	21,665	1,305,750
Intel Corp. (Semiconductors & Equip.)		33,664	1,042,574
Lam Research Corp. (Semiconductors & Equip.)		4,267	4,543,715
Manhattan Associates, Inc. (Software)	(a)	14,162	3,493,482
Micron Technology, Inc. (Semiconductors & Equip.)		17,121	2,251,925
Microsoft Corp. (Software)		63,079	28,193,159
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		2,606	2,141,298
NVIDIA Corp. (Semiconductors & Equip.)		184,060	22,738,772
QUALCOMM, Inc. (Semiconductors & Equip.)		26,767	5,331,451
ServiceNow, Inc. (Software)	(a)	2,779	2,186,156
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		27,126	4,080,564
			110,890,490
Materials–1.7%
Ecolab, Inc. (Chemicals)		7,251	1,725,738
Louisiana-Pacific Corp. (Paper & Forest Products)		12,892	1,061,398
LyondellBasell Industries N.V. Class A (Chemicals)		12,911	1,235,066
Nucor Corp. (Metals & Mining)		11,931	1,886,053
			5,908,255
Common Stocks (Continued)		Shares	Value
Real Estate–1.7%
Camden Property Trust (Residential REITs)		11,756	$1,282,697
Equinix, Inc. (Specialized REITs)		3,701	2,800,177
Simon Property Group, Inc. (Retail REITs)		10,108	1,534,394
			5,617,268
Utilities–1.7%
AES Corp. / The (Ind. Power & Renewable Elec.)		127,925	2,247,642
CMS Energy Corp. (Multi-Utilities)		22,743	1,353,891
OGE Energy Corp. (Electric Utilities)		37,696	1,345,747
PPL Corp. (Electric Utilities)		28,169	778,873
			5,726,153
Total Common Stocks (Cost $258,871,553)			$337,448,552
Total Investments – 99.0% (Cost $258,871,553)	(b)		$337,448,552
Other Assets in Excess of Liabilities – 1.0%	(c)		3,376,099
Net Assets – 100.0%			$340,824,651

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $188,800 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	18	September 20, 2024	$4,967,454	$4,969,350	$1,896	$(21,435)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–98.9%		Shares	Value
Communication Services–2.3%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$203,370
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	9,827	103,282
Cargurus, Inc. (Interactive Media & Svs.)	(a)	27,657	724,614
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	47,906
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	82,042
Ibotta, Inc. Class A (Media)	(a)	268	20,143
IDT Corp. Class B (Diversified Telecom. Svs.)		8,567	307,727
Integral Ad Science Holding Corp. (Media)	(a)	14,747	143,341
Paramount Global Class B (Media)		8,956	93,053
Roku, Inc. (Entertainment)	(a)	3,440	206,159
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	334,445
Yelp, Inc. (Interactive Media & Svs.)	(a)	15,775	582,886
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	241,003
			3,089,971
Consumer Discretionary–12.2%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	239,809
2U, Inc. (Diversified Consumer Svs.)	(a)	906	4,648
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	8,216	1,461,133
Academy Sports & Outdoors, Inc. (Specialty Retail)		5,455	290,479
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	332,291
American Eagle Outfitters, Inc. (Specialty Retail)		14,564	290,697
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,607	469,379
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	5,184	376,099
Carvana Co. (Specialty Retail)	(a)	2,846	366,337
Dana, Inc. (Automobile Components)		48,327	585,723
Dillard's, Inc. Class A (Broadline Retail)		1,117	491,916
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	21,586	729,391
GoPro, Inc. Class A (Household Durables)	(a)	57,623	81,825
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	12,735	514,876
Installed Building Products, Inc. (Household Durables)		5,283	1,086,607
Laureate Education, Inc. (Diversified Consumer Svs.)		54,352	812,019
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,438	260,628
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		3,159	275,844
Modine Manufacturing Co. (Automobile Components)	(a)	8,864	888,084
Murphy U.S.A., Inc. (Specialty Retail)		1,036	486,361
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	2,743	269,280
Patrick Industries, Inc. (Automobile Components)		5,880	638,274
Revolve Group, Inc. (Specialty Retail)	(a)	11,844	188,438
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	96,571
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,836	525,240
Sonic Automotive, Inc. Class A (Specialty Retail)		7,317	398,557
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,615	60,652
Sweetgreen, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,512	220,327
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		5,199	892,720
Toll Brothers, Inc. (Household Durables)		3,662	421,789
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Tri Pointe Homes, Inc. (Household Durables)	(a)	6,337	$230,667
Urban Outfitters, Inc. (Specialty Retail)	(a)	11,998	492,518
Visteon Corp. (Automobile Components)	(a)	7,217	770,054
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,712	300,515
Wayfair, Inc. Class A (Specialty Retail)	(a)	6,931	365,472
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,881	795,023
			16,710,243
Consumer Staples–3.0%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		6,606	327,658
Cal-Maine Foods, Inc. (Food Products)		5,910	361,160
Central Garden & Pet Co. Class A (Household Products)	(a)	11,923	393,817
Lancaster Colony Corp. (Food Products)		3,748	708,259
MGP Ingredients, Inc. (Beverages)		4,866	362,030
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	11,913	996,642
Vital Farms, Inc. (Food Products)	(a)	20,905	977,727
			4,127,293
Energy–3.6%
Archrock, Inc. (Energy Equip. & Svs.)		13,671	276,564
Borr Drilling Ltd. (Energy Equip. & Svs.)		52,269	337,135
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		8,403	224,948
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		16,793	415,795
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,048	52,953
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	36,120	431,273
Liberty Energy, Inc. (Energy Equip. & Svs.)		27,022	564,490
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		28,570	723,964
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		8,632	355,984
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,935	542,642
SM Energy Co. (Oil, Gas & Consumable Fuels)		11,506	497,404
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	99,780
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	4,273	391,834
			4,914,766
Financials–6.0%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,722	483,767
Cohen & Steers, Inc. (Capital Markets)		6,162	447,115
Euronet Worldwide, Inc. (Financial Services)	(a)	2,230	227,861
Federal Agricultural Mortgage Corp. Class C (Financial Services)		2,495	451,146
First Financial Bankshares, Inc. (Banks)		12,534	370,129
FirstCash Holdings, Inc. (Consumer Finance)		7,517	788,383
Hamilton Lane, Inc. Class A (Capital Markets)		8,509	1,051,542
Houlihan Lokey, Inc. (Capital Markets)		5,872	791,898
Mercury General Corp. (Insurance)		7,311	388,507
Moelis & Co. Class A (Capital Markets)		7,339	417,296
Oscar Health, Inc. Class A (Insurance)	(a)	33,062	524,694
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	90,404	1,056,823
Reinsurance Group of America, Inc. (Insurance)		1,100	225,797
Selective Insurance Group, Inc. (Insurance)		3,048	285,994
Selectquote, Inc. (Insurance)	(a)	8,673	23,937
StoneCo Ltd. Class A (Financial Services)	(a)	54,368	651,872
			8,186,761

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care–24.8%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	$206,213
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	82,855
ADMA Biologics, Inc. (Biotechnology)	(a)	35,525	410,314
Alector, Inc. (Biotechnology)	(a)	11,265	51,143
Alkermes PLC (Biotechnology)	(a)	18,733	451,465
Alto Neuroscience, Inc. (Pharmaceuticals)	(a)	28	299
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	7,785
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	11,765
American Well Corp. Class A (Health Care Technology)	(a)	51,120	16,604
Amicus Therapeutics, Inc. (Biotechnology)	(a)	33,288	330,217
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,486	332,278
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,323	172,920
Arcellx, Inc. (Biotechnology)	(a)	6,355	350,732
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	227,309
Arvinas, Inc. (Pharmaceuticals)	(a)	11,258	299,688
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,765	176,809
Atrion Corp. (Health Care Equip. & Supplies)		585	264,672
Avidity Biosciences, Inc. (Biotechnology)	(a)	16,716	690,036
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	5,883	395,514
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,039	244,640
Beam Therapeutics, Inc. (Biotechnology)	(a)	12,092	283,316
Beyondspring, Inc. (Biotechnology)	(a)	5,417	13,001
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,957	172,774
Biohaven Ltd. (Biotechnology)	(a)	6,859	242,191
Blueprint Medicines Corp. (Biotechnology)	(a)	8,833	952,021
Bridgebio Pharma, Inc. (Biotechnology)	(a)	5,692	144,178
CareDx, Inc. (Biotechnology)	(a)	4,195	65,148
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	12,794	271,105
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	17,361	268,922
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	74,624
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	55,196
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	51,094
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	14,885	479,297
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	32,545	1,057,387
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	8,502	391,687
Cytokinetics, Inc. (Biotechnology)	(a)	2,466	133,608
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,493	452,627
Dynavax Technologies Corp. (Biotechnology)	(a)	17,383	195,211
Dyne Therapeutics, Inc. (Biotechnology)	(a)	13,337	473,330
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	94,652
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	44,915
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,169	1,257,804
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,911	304,218
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	116,171
FibroGen, Inc. (Biotechnology)	(a)	7,167	6,395
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	47,472
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	23,763	686,275
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	3,813	315,449
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	15,658	819,853
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	151,785
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	10,303	888,119
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	$121,422
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	28,229	569,944
Ideaya Biosciences, Inc. (Biotechnology)	(a)	12,928	453,902
Immunovant, Inc. (Biotechnology)	(a)	2,595	68,508
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,930	333,680
Incyte Corp. (Biotechnology)	(a)	3,945	239,146
Inmode Ltd. (Health Care Equip. & Supplies)	(a)	25,644	467,747
Insmed, Inc. (Biotechnology)	(a)	14,652	981,684
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	217,399
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	6,714	459,842
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	208,391
iTeos Therapeutics, Inc. (Biotechnology)	(a)	9,073	134,643
Kiniksa Pharmaceuticals International PLC (Biotechnology)	(a)	17,844	333,147
Krystal Biotech, Inc. (Biotechnology)	(a)	1,667	306,128
Kymera Therapeutics, Inc. (Biotechnology)	(a)	9,175	273,874
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	8,317	667,772
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,758	492,521
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	571	235,166
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	10,935	939,863
MiNK Therapeutics, Inc. (Biotechnology)	(a)	952	904
Natera, Inc. (Biotechnology)	(a)	2,143	232,065
Neurogene, Inc. (Biotechnology)	(a)	450	16,376
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	30,859
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	25,156	436,457
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	8,954	242,385
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	25,449	704,937
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	18,642
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	41,546	56,918
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	128,001
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	11,688	257,837
Phreesia, Inc. (Health Care Technology)	(a)	11,187	237,164
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	139,753
Progyny, Inc. (Health Care Providers & Svs.)	(a)	27,989	800,765
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	7,090	245,669
Prothena Corp. PLC (Biotechnology)	(a)	8,334	172,014
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,290	406,408
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	32,111	239,548
REGENXBIO, Inc. (Biotechnology)	(a)	13,117	153,469
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	97,481
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	20,807
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	11,061	429,277
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	8,457	347,244
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	8,867	72,886
Sage Therapeutics, Inc. (Biotechnology)	(a)	6,247	67,842
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	12,300
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	4,880
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	9,629	259,502
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	429

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	8,324	$313,565
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	7,224	343,935
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,380	357,915
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	38,732
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	17,740	364,202
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	74,661
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	11,816	466,141
Teladoc Health, Inc. (Health Care Technology)	(a)	23,501	229,840
TG Therapeutics, Inc. (Biotechnology)	(a)	13,620	242,300
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,190	480,478
Travere Therapeutics, Inc. (Biotechnology)	(a)	23,811	195,726
Twist Bioscience Corp. (Biotechnology)	(a)	7,164	353,042
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,613	148,494
United Therapeutics Corp. (Biotechnology)	(a)	764	243,372
Vaxcyte, Inc. (Biotechnology)	(a)	9,547	720,894
Vericel Corp. (Biotechnology)	(a)	5,321	244,127
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	78,325
Viking Therapeutics, Inc. (Biotechnology)	(a)	4,090	216,811
Xencor, Inc. (Biotechnology)	(a)	9,329	176,598
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	5,309
			33,865,148
Industrials–21.4%
AeroVironment, Inc. (Aerospace & Defense)	(a)	3,107	545,807
Albany International Corp. Class A (Machinery)		4,267	360,348
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,420	1,245,480
Atkore, Inc. (Electrical Equip.)		8,424	1,136,650
Blue Bird Corp. (Machinery)	(a)	6,317	321,472
Boise Cascade Co. (Trading Companies & Distributors)		11,159	1,330,376
Chart Industries, Inc. (Machinery)	(a)	1,779	249,185
Comfort Systems U.S.A., Inc. (Construction & Engineering)		4,132	1,256,624
CSG Systems International, Inc. (Professional Svs.)		14,966	616,150
CSW Industrials, Inc. (Building Products)		1,066	280,944
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,407	743,725
EMCOR Group, Inc. (Construction & Engineering)		3,488	1,273,399
Encore Wire Corp. (Electrical Equip.)		1,454	421,413
EnerSys (Electrical Equip.)		10,246	1,060,666
ExlService Holdings, Inc. (Professional Svs.)	(a)	39,131	1,227,148
Federal Signal Corp. (Machinery)		2,784	229,262
Flowserve Corp. (Machinery)		16,766	806,445
Fluor Corp. (Construction & Engineering)	(a)	17,143	746,578
Franklin Covey Co. (Professional Svs.)	(a)	18,952	720,176
Franklin Electric Co., Inc. (Machinery)		18,390	1,771,325
FTAI Aviation Ltd. (Trading Companies & Distributors)		4,709	494,445
Gibraltar Industries, Inc. (Building Products)	(a)	7,546	517,278
GMS, Inc. (Trading Companies & Distributors)	(a)	8,004	645,202
Griffon Corp. (Building Products)		4,946	316,890
Herc Holdings, Inc. (Trading Companies & Distributors)		5,735	764,418
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		805	198,296
Insperity, Inc. (Professional Svs.)		12,093	1,103,002
Common Stocks (Continued)		Shares	Value
Industrials (continued)
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	$101,685
Kforce, Inc. (Professional Svs.)		15,644	971,962
Korn Ferry (Professional Svs.)		7,206	483,811
Loar Holdings, Inc. (Aerospace & Defense)	(a)	147	7,851
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	34,382
Maximus, Inc. (Professional Svs.)		2,617	222,157
McGrath RentCorp (Trading Companies & Distributors)		2,629	280,120
Moog, Inc. Class A (Aerospace & Defense)		2,483	415,406
Mueller Industries, Inc. (Machinery)		13,983	796,192
MYR Group, Inc. (Construction & Engineering)	(a)	3,900	529,269
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	9,568	448,548
Oshkosh Corp. (Machinery)		3,654	395,363
Parsons Corp. (Professional Svs.)	(a)	5,196	425,085
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	58,214
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,143	253,603
Terex Corp. (Machinery)		12,190	668,500
UFP Industries, Inc. (Building Products)		13,919	1,558,928
Watts Water Technologies, Inc. Class A (Machinery)		3,831	702,490
Xylem, Inc. (Machinery)		2,347	318,324
Zurn Elkay Water Solutions Corp. (Building Products)		8,847	254,440
			29,309,034
Information Technology–21.5%
8x8, Inc. (Software)	(a)	13,109	29,102
ACI Worldwide, Inc. (Software)	(a)	21,294	843,029
Alarm.com Holdings, Inc. (Software)	(a)	7,025	446,368
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,857	262,035
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	367,063
Appfolio, Inc. Class A (Software)	(a)	2,103	514,331
Appian Corp. Class A (Software)	(a)	6,661	205,558
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,833	248,851
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	6,539	929,780
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,999	369,355
Bit Digital, Inc. (Software)	(a)	92,312	293,552
BlackLine, Inc. (Software)	(a)	6,296	305,041
Box, Inc. Class A (Software)	(a)	29,007	766,945
C3.ai, Inc. Class A (Software)	(a)	15,181	439,642
Calix, Inc. (Communications Equip.)	(a)	12,357	437,809
Cleanspark, Inc. (Software)	(a)	28,184	505,057
Clear Secure, Inc. Class A (Software)		29,375	549,606
CommVault Systems, Inc. (Software)	(a)	7,744	941,438
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	17,152	547,835
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,409	245,209
Domo, Inc. Class B (Software)	(a)	2,462	19,007
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,028	444,143
Everbridge, Inc. (Software)	(a)	4,342	151,927
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,630	888,588
Fastly, Inc. Class A (IT Svs.)	(a)	17,550	129,344
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,991	483,695
Gitlab, Inc. Class A (Software)	(a)	9,218	458,319
Hackett Group, Inc. / The (IT Svs.)		6,448	140,051
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,313	474,666
Impinj, Inc. (Semiconductors & Equip.)	(a)	3,079	482,695
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,136	820,417
Intapp, Inc. (Software)	(a)	4,993	183,093
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,161	807,613
Marathon Digital Holdings, Inc. (Software)	(a)	17,063	338,701
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	269,091
NETGEAR, Inc. (Communications Equip.)	(a)	7,988	122,216
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	3,695	811,274

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Ooma, Inc. (Software)	(a)	7,140	$70,900
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,439	885,491
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,205	783,561
Power Integrations, Inc. (Semiconductors & Equip.)		14,247	999,997
PROS Holdings, Inc. (Software)	(a)	9,570	274,180
Q2 Holdings, Inc. (Software)	(a)	16,618	1,002,564
Qualys, Inc. (Software)	(a)	4,453	634,998
Rambus, Inc. (Semiconductors & Equip.)	(a)	4,125	242,385
Rapid7, Inc. (Software)	(a)	12,977	560,996
Rubrik, Inc. Class A (Software)	(a)	2,035	62,393
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	15,460	1,024,225
SentinelOne, Inc. Class A (Software)	(a)	9,330	196,397
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,592	729,273
Sprout Social, Inc. Class A (Software)	(a)	10,080	359,654
SPS Commerce, Inc. (Software)	(a)	3,866	727,427
Squarespace, Inc. Class A (IT Svs.)	(a)	4,940	215,038
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4,828	425,830
Tenable Holdings, Inc. (Software)	(a)	14,175	617,746
Varonis Systems, Inc. (Software)	(a)	26,002	1,247,316
Verint Systems, Inc. (Software)	(a)	21,098	679,356
Workiva, Inc. (Software)	(a)	9,431	688,369
Yext, Inc. (Software)	(a)	54,759	292,961
Zeta Global Holdings Corp. Class A (Software)	(a)	25,817	469,869
			29,463,372
Materials–2.7%
Alcoa Corp. (Metals & Mining)		8,369	332,919
Cabot Corp. (Chemicals)		10,769	989,563
Century Aluminum Co. (Metals & Mining)	(a)	17,740	295,726
Common Stocks (Continued)		Shares	Value
Materials (continued)
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	27,300	$420,147
Constellium SE (Metals & Mining)	(a)	21,954	413,833
Ingevity Corp. (Chemicals)	(a)	4,255	185,986
Kaiser Aluminum Corp. (Metals & Mining)		2,868	250,290
Materion Corp. (Metals & Mining)		1,864	201,554
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	228,135
Quaker Chemical Corp. (Chemicals)		1,818	308,515
Radius Recycling, Inc. (Metals & Mining)		7,765	118,572
			3,745,240
Real Estate–1.4%
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)		51,306	130,830
COPT Defense Properties (Office REITs)		16,908	423,207
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,682	336,697
NexPoint Residential Trust, Inc. (Residential REITs)		17,140	677,201
Outfront Media, Inc. (Specialized REITs)		20,772	297,040
			1,864,975
Total Common Stocks (Cost $136,967,236)			$135,276,803

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 98.9% (Cost $136,972,186)	(c)		$135,281,753
Other Assets in Excess of Liabilities – 1.1%	(d)		1,554,753
Net Assets – 100.0%			$136,836,506

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At June 30, 2024, the value of restricted securities in the Portfolio totaled $12,300, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(d)	Includes $110,500 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	17	September 20, 2024	$1,729,100	$1,755,250	$26,150	$(4,925)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–98.5%		Shares	Value
Communication Services–1.5%
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	43,803	$1,146,762
Iridium Communications, Inc. (Diversified Telecom. Svs.)		23,777	632,944
New York Times Co. / The Class A (Media)		32,021	1,639,795
Nexstar Media Group, Inc. (Media)		6,107	1,013,823
TEGNA, Inc. (Media)		33,211	462,961
TKO Group Holdings, Inc. (Entertainment)		11,534	1,245,557
Warner Music Group Corp. Class A (Entertainment)		27,727	849,833
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	9,032	497,212
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	55,646	710,599
			8,199,486
Consumer Discretionary–14.5%
Adient PLC (Automobile Components)	(a)	17,589	434,624
Aramark (Hotels, Restaurants & Leisure)		51,497	1,751,928
Autoliv, Inc. (Automobile Components)		14,181	1,517,225
AutoNation, Inc. (Specialty Retail)	(a)	4,810	766,618
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		13,190	726,769
Brunswick Corp. (Leisure Products)		13,230	962,747
Burlington Stores, Inc. (Specialty Retail)	(a)	12,506	3,001,440
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	22,825	755,051
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,147	442,900
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,679	556,801
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		13,098	1,828,481
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		6,599	521,849
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,886	1,734,643
Dick's Sporting Goods, Inc. (Specialty Retail)		11,401	2,449,505
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	7,243	1,511,397
Five Below, Inc. (Specialty Retail)	(a)	10,807	1,177,639
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	20,954	2,083,037
GameStop Corp. Class A (Specialty Retail)	(a)	52,761	1,302,669
Gap, Inc. / The (Specialty Retail)		42,420	1,013,414
Gentex Corp. (Automobile Components)		45,269	1,526,018
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	55,745	632,706
Graham Holdings Co. Class B (Diversified Consumer Svs.)		680	475,694
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,741	803,223
H&R Block, Inc. (Diversified Consumer Svs.)		27,322	1,481,672
Harley-Davidson, Inc. (Automobiles)		23,968	803,887
Helen of Troy Ltd. (Household Durables)	(a)	4,662	432,354
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	13,402	541,843
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		8,847	1,344,036
KB Home (Household Durables)		14,398	1,010,452
Lear Corp. (Automobile Components)		11,120	1,270,015
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	17,650	1,851,132
Lithia Motors, Inc. (Specialty Retail)		5,366	1,354,647
Macy's, Inc. (Broadline Retail)		53,879	1,034,477
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		6,404	559,197
Mattel, Inc. (Leisure Products)	(a)	67,379	1,095,582
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Murphy U.S.A., Inc. (Specialty Retail)		3,692	$1,733,246
Nordstrom, Inc. (Broadline Retail)		19,181	407,021
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	12,002	1,178,236
Penske Automotive Group, Inc. (Specialty Retail)		3,798	565,978
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	17,139	1,261,259
Polaris, Inc. (Leisure Products)		10,402	814,581
PVH Corp. (Textiles, Apparel & Luxury Goods)		11,085	1,173,569
RH (Specialty Retail)	(a)	3,017	737,475
Service Corp. International (Diversified Consumer Svs.)		28,513	2,028,130
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	25,925	1,791,936
Taylor Morrison Home Corp. (Household Durables)	(a)	20,710	1,148,162
Tempur Sealy International, Inc. (Household Durables)		33,998	1,609,465
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		13,079	2,245,795
Thor Industries, Inc. (Automobiles)		10,442	975,805
Toll Brothers, Inc. (Household Durables)		20,398	2,349,442
TopBuild Corp. (Household Durables)	(a)	6,194	2,386,362
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		13,954	627,651
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	36,938	246,376
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	37,400	244,222
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		7,435	1,339,266
Valvoline, Inc. (Specialty Retail)	(a)	25,231	1,089,979
Visteon Corp. (Automobile Components)	(a)	5,404	576,607
Wendy's Co. / The (Hotels, Restaurants & Leisure)		32,536	551,810
Whirlpool Corp. (Household Durables)		10,698	1,093,336
Williams-Sonoma, Inc. (Specialty Retail)		12,581	3,552,496
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,751	2,430,718
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		15,778	1,167,572
YETI Holdings, Inc. (Leisure Products)	(a)	16,691	636,762
			76,718,929
Consumer Staples–4.6%
BellRing Brands, Inc. (Personal Care Products)	(a)	25,541	1,459,413
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	26,035	2,286,914
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,790	546,040
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		7,248	2,765,547
Celsius Holdings, Inc. (Beverages)	(a)	29,210	1,667,599
Coca-Cola Consolidated, Inc. (Beverages)		918	996,030
Coty, Inc. Class A (Personal Care Products)	(a)	71,372	715,147
Darling Ingredients, Inc. (Food Products)	(a)	31,287	1,149,797
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	10,869	2,290,316
Flowers Foods, Inc. (Food Products)		37,623	835,231
Ingredion, Inc. (Food Products)		12,855	1,474,468
Lancaster Colony Corp. (Food Products)		3,989	753,801
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	30,470	2,014,372
Pilgrim's Pride Corp. (Food Products)	(a)	7,887	303,571
Post Holdings, Inc. (Food Products)	(a)	9,847	1,025,664

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	19,675	$1,646,010
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	44,292	2,346,590
			24,276,510
Energy–5.9%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		66,906	986,194
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	57,208	1,866,697
ChampionX Corp. (Energy Equip. & Svs.)		37,283	1,238,168
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		21,812	1,792,728
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		12,176	2,041,672
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		18,031	1,244,139
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	30,007	729,170
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		19,015	1,350,635
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		84,916	1,102,210
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		29,349	1,565,476
Matador Resources Co. (Oil, Gas & Consumable Fuels)		22,723	1,354,291
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		28,383	1,170,515
NOV, Inc. (Energy Equip. & Svs.)		77,451	1,472,344
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		48,741	2,284,491
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		20,663	950,911
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		100,570	1,624,206
Range Resources Corp. (Oil, Gas & Consumable Fuels)		47,509	1,592,977
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	215,928	1,453,195
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		3,646	2,677,148
Valaris Ltd. (Energy Equip. & Svs.)	(a)	12,194	908,453
Weatherford International PLC (Energy Equip. & Svs.)	(a)	14,324	1,753,974
			31,159,594
Financials–15.8%
Affiliated Managers Group, Inc. (Capital Markets)		6,239	974,719
Ally Financial, Inc. (Consumer Finance)		53,571	2,125,162
American Financial Group, Inc. (Insurance)		12,809	1,575,763
Annaly Capital Management, Inc. (Mortgage REIT)		97,993	1,867,747
Associated Banc-Corp (Banks)		29,030	613,984
Bank OZK (Banks)		20,657	846,937
Brighthouse Financial, Inc. (Insurance)	(a)	12,162	527,101
Cadence Bank (Banks)		35,771	1,011,604
Carlyle Group, Inc. / The (Capital Markets)		42,281	1,697,582
CNO Financial Group, Inc. (Insurance)		21,199	587,636
Columbia Banking System, Inc. (Banks)		40,999	815,470
Commerce Bancshares, Inc. (Banks)		23,082	1,287,514
Cullen / Frost Bankers, Inc. (Banks)		12,582	1,278,709
East West Bancorp, Inc. (Banks)		27,246	1,995,225
Equitable Holdings, Inc. (Financial Services)		59,866	2,446,125
Erie Indemnity Co. Class A (Insurance)		4,884	1,769,962
Essent Group Ltd. (Financial Services)		20,888	1,173,697
Euronet Worldwide, Inc. (Financial Services)	(a)	8,533	883,165
Evercore, Inc. Class A (Capital Markets)		6,939	1,446,296
Common Stocks (Continued)		Shares	Value
Financials (continued)
Federated Hermes, Inc. (Capital Markets)		15,717	$516,775
Fidelity National Financial, Inc. (Insurance)		50,828	2,511,920
First American Financial Corp. (Insurance)		20,310	1,095,724
First Financial Bankshares, Inc. (Banks)		25,173	743,359
First Horizon Corp. (Banks)		107,084	1,688,715
FirstCash Holdings, Inc. (Consumer Finance)		7,301	765,729
FNB Corp. (Banks)		70,444	963,674
Glacier Bancorp, Inc. (Banks)		22,203	828,616
Hancock Whitney Corp. (Banks)		16,963	811,340
Hanover Insurance Group, Inc. / The (Insurance)		7,038	882,847
Home BancShares, Inc. (Banks)		36,480	874,061
Houlihan Lokey, Inc. (Capital Markets)		10,254	1,382,854
Interactive Brokers Group, Inc. Class A (Capital Markets)		20,973	2,571,290
International Bancshares Corp. (Banks)		10,471	599,046
Janus Henderson Group PLC (Capital Markets)		25,136	847,335
Jefferies Financial Group, Inc. (Capital Markets)		33,217	1,652,878
Kemper Corp. (Insurance)		11,849	703,001
Kinsale Capital Group, Inc. (Insurance)		4,330	1,668,262
MGIC Investment Corp. (Financial Services)		52,201	1,124,931
Morningstar, Inc. (Capital Markets)		5,106	1,510,610
New York Community Bancorp, Inc. (Banks)		152,671	491,601
Old National Bancorp (Banks)		61,834	1,062,926
Old Republic International Corp. (Insurance)		49,502	1,529,612
Pinnacle Financial Partners, Inc. (Banks)		14,978	1,198,839
Primerica, Inc. (Insurance)		6,738	1,594,076
Prosperity Bancshares, Inc. (Banks)		18,786	1,148,576
Reinsurance Group of America, Inc. (Insurance)		12,883	2,644,493
RenaissanceRe Holdings Ltd. (Insurance)		10,354	2,314,222
RLI Corp. (Insurance)		7,877	1,108,215
Ryan Specialty Holdings, Inc. (Insurance)		20,049	1,161,038
SEI Investments Co. (Capital Markets)		19,553	1,264,884
Selective Insurance Group, Inc. (Insurance)		11,904	1,116,952
SLM Corp. (Consumer Finance)		43,023	894,448
SouthState Corp. (Banks)		14,918	1,140,034
Starwood Property Trust, Inc. (Mortgage REIT)		58,776	1,113,217
Stifel Financial Corp. (Capital Markets)		20,062	1,688,217
Synovus Financial Corp. (Banks)		28,675	1,152,448
Texas Capital Bancshares, Inc. (Banks)	(a)	9,135	558,514
UMB Financial Corp. (Banks)		8,590	716,578
United Bankshares, Inc. (Banks)		26,410	856,740
Unum Group (Insurance)		34,859	1,781,643
Valley National Bancorp (Banks)		83,752	584,589
Voya Financial, Inc. (Financial Services)		19,719	1,403,007
Webster Financial Corp. (Banks)		33,579	1,463,709
Western Union Co. / The (Financial Services)		66,250	809,575
WEX, Inc. (Financial Services)	(a)	8,205	1,453,434
Wintrust Financial Corp. (Banks)		12,092	1,191,787
Zions Bancorp N.A. (Banks)		28,913	1,253,957
			83,364,696
Health Care–9.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	18,167	1,226,999
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,390	586,602
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	24,320	632,077
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	10,558	555,562
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	37,181	3,061,112
Bruker Corp. (Life Sciences Tools & Svs.)		19,067	1,216,665
Chemed Corp. (Health Care Providers & Svs.)		2,964	1,608,207
Cytokinetics, Inc. (Biotechnology)	(a)	22,451	1,216,395
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		40,657	1,012,766

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Doximity, Inc. Class A (Health Care Technology)	(a)	23,921	$669,070
Encompass Health Corp. (Health Care Providers & Svs.)		19,715	1,691,350
Enovis Corp. (Health Care Equip. & Supplies)	(a)	9,774	441,785
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	33,652	559,633
Exelixis, Inc. (Biotechnology)	(a)	57,039	1,281,666
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	22,054	1,510,479
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,945	822,750
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	24,922	1,304,916
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,038	1,468,676
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	31,193	3,255,926
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	12,344	1,317,475
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	13,572	1,089,696
LivaNova PLC (Health Care Equip. & Supplies)	(a)	10,604	581,311
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,732	1,099,708
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,611	1,899,040
Neogen Corp. (Health Care Equip. & Supplies)	(a)	38,597	603,271
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	19,706	2,712,925
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	34,035	942,770
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,591	1,366,152
Perrigo Co. PLC (Pharmaceuticals)		26,693	685,476
Progyny, Inc. (Health Care Providers & Svs.)	(a)	16,222	464,111
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	9,704	322,367
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	38,769	486,939
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	10,175	1,282,661
Roivant Sciences Ltd. (Biotechnology)	(a)	66,274	700,516
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	18,509	2,924,422
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	24,389	289,497
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	19,128	2,544,598
United Therapeutics Corp. (Biotechnology)	(a)	8,685	2,766,607
			48,202,178
Industrials–21.8%
AAON, Inc. (Building Products)		13,361	1,165,614
Acuity Brands, Inc. (Electrical Equip.)		5,972	1,441,880
Advanced Drainage Systems, Inc. (Building Products)		13,342	2,139,923
AECOM (Construction & Engineering)		26,655	2,349,372
AGCO Corp. (Machinery)		12,128	1,187,089
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		7,559	1,466,446
Avis Budget Group, Inc. (Ground Transportation)		3,560	372,091
Brink's Co. / The (Commercial Svs. & Supplies)		8,706	891,494
BWX Technologies, Inc. (Aerospace & Defense)		17,899	1,700,405
CACI International, Inc. Class A (Professional Svs.)	(a)	4,366	1,877,948
Carlisle Cos., Inc. (Building Products)		9,296	3,766,832
Chart Industries, Inc. (Machinery)	(a)	8,232	1,188,207
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,822	2,221,245
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,973	2,120,629
Concentrix Corp. (Professional Svs.)		9,175	580,594
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	33,487	1,638,854
Crane Co. (Machinery)		9,625	1,395,432
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Curtiss-Wright Corp. (Aerospace & Defense)		7,499	$2,032,079
Donaldson Co., Inc. (Machinery)		23,570	1,686,669
EMCOR Group, Inc. (Construction & Engineering)		9,202	3,359,466
EnerSys (Electrical Equip.)		7,914	819,257
Esab Corp. (Machinery)		11,122	1,050,250
ExlService Holdings, Inc. (Professional Svs.)	(a)	31,807	997,468
Exponent, Inc. (Professional Svs.)		9,922	943,781
Flowserve Corp. (Machinery)		25,780	1,240,018
Fluor Corp. (Construction & Engineering)	(a)	33,521	1,459,840
Fortune Brands Innovations, Inc. (Building Products)		24,492	1,590,510
FTI Consulting, Inc. (Professional Svs.)	(a)	6,869	1,480,476
GATX Corp. (Trading Companies & Distributors)		6,971	922,682
Genpact Ltd. (Professional Svs.)		32,423	1,043,696
Graco, Inc. (Machinery)		33,119	2,625,674
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	23,386	1,180,993
Hexcel Corp. (Aerospace & Defense)		16,275	1,016,374
Insperity, Inc. (Professional Svs.)		7,005	638,926
ITT, Inc. (Machinery)		16,115	2,081,736
KBR, Inc. (Professional Svs.)		26,293	1,686,433
Kirby Corp. (Marine Transportation)	(a)	11,416	1,366,838
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		31,645	1,579,718
Landstar System, Inc. (Ground Transportation)		7,003	1,291,913
Lennox International, Inc. (Building Products)		6,278	3,358,604
Lincoln Electric Holdings, Inc. (Machinery)		11,143	2,102,016
ManpowerGroup, Inc. (Professional Svs.)		9,341	652,002
MasTec, Inc. (Construction & Engineering)	(a)	11,898	1,272,967
Maximus, Inc. (Professional Svs.)		11,905	1,020,259
MDU Resources Group, Inc. (Construction & Engineering)		39,924	1,002,092
Middleby Corp. / The (Machinery)	(a)	10,529	1,290,961
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,249	1,360,565
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,930	708,238
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	24,063	1,128,073
nVent Electric PLC (Electrical Equip.)		32,509	2,490,514
Oshkosh Corp. (Machinery)		12,806	1,385,609
Owens Corning (Building Products)		16,969	2,947,855
Paylocity Holding Corp. (Professional Svs.)	(a)	8,508	1,121,780
RB Global, Inc. (Commercial Svs. & Supplies)		35,974	2,746,975
RBC Bearings, Inc. (Machinery)	(a)	5,686	1,533,969
Regal Rexnord Corp. (Electrical Equip.)		13,025	1,761,240
Ryder System, Inc. (Ground Transportation)		8,582	1,063,138
Saia, Inc. (Ground Transportation)	(a)	5,206	2,469,154
Science Applications International Corp. (Professional Svs.)		10,040	1,180,202
Sensata Technologies Holding PLC (Electrical Equip.)		29,517	1,103,641
Simpson Manufacturing Co., Inc. (Building Products)		8,255	1,391,215
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	18,168	1,056,106
Terex Corp. (Machinery)		13,178	722,682
Tetra Tech, Inc. (Commercial Svs. & Supplies)		10,475	2,141,928
Timken Co. / The (Machinery)		12,685	1,016,449
Toro Co. / The (Machinery)		20,444	1,911,718
Trex Co., Inc. (Building Products)	(a)	21,283	1,577,496
UFP Industries, Inc. (Building Products)		12,092	1,354,304
Valmont Industries, Inc. (Construction & Engineering)		3,954	1,085,175
Watsco, Inc. (Trading Companies & Distributors)		6,268	2,903,588
Watts Water Technologies, Inc. Class A (Machinery)		5,368	984,330
WESCO International, Inc. (Trading Companies & Distributors)		8,559	1,356,773

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Woodward, Inc. (Aerospace & Defense)		11,929	$2,080,179
XPO, Inc. (Ground Transportation)	(a)	22,779	2,417,991
			115,298,640
Information Technology–9.4%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	13,992	395,134
Altair Engineering, Inc. Class A (Software)	(a)	11,151	1,093,690
Amkor Technology, Inc. (Semiconductors & Equip.)		20,245	810,205
Appfolio, Inc. Class A (Software)	(a)	4,110	1,005,183
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,423	1,258,681
ASGN, Inc. (IT Svs.)	(a)	8,988	792,472
Aspen Technology, Inc. (Software)	(a)	5,456	1,083,725
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		17,698	911,270
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,965	747,117
Blackbaud, Inc. (Software)	(a)	7,915	602,885
Ciena Corp. (Communications Equip.)	(a)	28,315	1,364,217
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	10,561	1,348,217
Cognex Corp. (Electronic Equip., Instr. & Comp.)		33,614	1,571,791
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	25,973	1,882,004
CommVault Systems, Inc. (Software)	(a)	8,498	1,033,102
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		9,508	583,981
Dolby Laboratories, Inc. Class A (Software)		11,700	926,991
Dropbox, Inc. Class A (Software)	(a)	47,317	1,063,213
Dynatrace, Inc. (Software)	(a)	47,101	2,107,299
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,621	474,356
Kyndryl Holdings, Inc. (IT Svs.)	(a)	45,057	1,185,450
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	26,933	1,561,845
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,853	1,240,378
Lumentum Holdings, Inc. (Communications Equip.)	(a)	13,237	674,028
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,731	1,196,185
Manhattan Associates, Inc. (Software)	(a)	12,056	2,973,974
MKS Instruments, Inc. (Semiconductors & Equip.)		12,369	1,615,144
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,028	1,146,337
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	9,649	2,118,534
Power Integrations, Inc. (Semiconductors & Equip.)		11,115	780,162
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	59,838	3,842,198
Qualys, Inc. (Software)	(a)	7,233	1,031,426
Rambus, Inc. (Semiconductors & Equip.)	(a)	21,105	1,240,130
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,251	691,548
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,734	682,139
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		15,217	1,756,042
Teradata Corp. (Software)	(a)	18,935	654,394
Universal Display Corp. (Semiconductors & Equip.)		8,546	1,796,796
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		24,504	546,439
Vontier Corp. (Electronic Equip., Instr. & Comp.)		30,233	1,154,901
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	24,644	560,897
			49,504,480
Common Stocks (Continued)		Shares	Value
Materials–6.4%
Alcoa Corp. (Metals & Mining)		35,160	$1,398,665
AptarGroup, Inc. (Containers & Packaging)		12,975	1,827,010
Arcadium Lithium PLC (Chemicals)	(a)	202,115	679,106
Ashland, Inc. (Chemicals)		9,816	927,514
Avient Corp. (Chemicals)		17,869	779,982
Axalta Coating Systems Ltd. (Chemicals)	(a)	43,205	1,476,315
Berry Global Group, Inc. (Containers & Packaging)		22,401	1,318,299
Cabot Corp. (Chemicals)		10,820	994,250
Chemours Co. / The (Chemicals)		29,156	658,051
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	93,104	1,432,870
Commercial Metals Co. (Metals & Mining)		22,657	1,245,908
Crown Holdings, Inc. (Containers & Packaging)		23,363	1,737,974
Eagle Materials, Inc. (Construction Materials)		6,746	1,466,985
Graphic Packaging Holding Co. (Containers & Packaging)		60,172	1,577,108
Greif, Inc. Class A (Containers & Packaging)		5,048	290,108
Knife River Corp. (Construction Materials)	(a)	11,085	777,502
Louisiana-Pacific Corp. (Paper & Forest Products)		12,491	1,028,384
MP Materials Corp. (Metals & Mining)	(a)	26,221	333,793
NewMarket Corp. (Chemicals)		1,353	697,566
Olin Corp. (Chemicals)		23,384	1,102,556
Reliance, Inc. (Metals & Mining)		11,245	3,211,572
Royal Gold, Inc. (Metals & Mining)		12,871	1,610,934
RPM International, Inc. (Chemicals)		25,213	2,714,936
Scotts Miracle-Gro Co. / The (Chemicals)		8,230	535,444
Silgan Holdings, Inc. (Containers & Packaging)		15,890	672,624
Sonoco Products Co. (Containers & Packaging)		19,240	975,853
United States Steel Corp. (Metals & Mining)		43,809	1,655,980
Westlake Corp. (Chemicals)		6,294	911,497
			34,038,786
Real Estate–7.0%
Agree Realty Corp. (Retail REITs)		19,659	1,217,679
American Homes 4 Rent Class A (Residential REITs)		63,013	2,341,563
Brixmor Property Group, Inc. (Retail REITs)		58,998	1,362,264
COPT Defense Properties (Office REITs)		22,011	550,935
Cousins Properties, Inc. (Office REITs)		29,778	689,361
CubeSmart (Specialized REITs)		44,052	1,989,829
EastGroup Properties, Inc. (Industrial REITs)		9,412	1,600,981
EPR Properties (Specialized REITs)		14,818	622,060
Equity LifeStyle Properties, Inc. (Residential REITs)		36,518	2,378,417
First Industrial Realty Trust, Inc. (Industrial REITs)		25,914	1,231,174
Gaming & Leisure Properties, Inc. (Specialized REITs)		53,162	2,403,454
Healthcare Realty Trust, Inc. (Health Care REITs)		74,124	1,221,564
Independence Realty Trust, Inc. (Residential REITs)		43,993	824,429
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	9,313	1,911,773
Kilroy Realty Corp. (Office REITs)		20,914	651,889
Kite Realty Group Trust (Retail REITs)		43,001	962,362
Lamar Advertising Co. Class A (Specialized REITs)		17,196	2,055,438
National Storage Affiliates Trust (Specialized REITs)		13,648	562,571
NNN REIT, Inc. (Retail REITs)		35,902	1,529,425
Omega Healthcare Investors, Inc. (Health Care REITs)		48,385	1,657,186
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		41,238	617,745

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
PotlatchDeltic Corp. (Specialized REITs)	15,569	$613,263
Rayonier, Inc. (Specialized REITs)	26,820	780,194
Rexford Industrial Realty, Inc. (Industrial REITs)	42,566	1,898,018
Sabra Health Care REIT, Inc. (Health Care REITs)	45,330	698,082
STAG Industrial, Inc. (Industrial REITs)	35,654	1,285,683
Vornado Realty Trust (Office REITs)	31,331	823,692
W.P. Carey, Inc. (Diversified REITs)	42,849	2,358,837
		36,839,868
Utilities–2.5%
ALLETE, Inc. (Electric Utilities)	11,297	704,368
Black Hills Corp. (Multi-Utilities)	13,498	734,021
Essential Utilities, Inc. (Water Utilities)	49,275	1,839,436
IDACORP, Inc. (Electric Utilities)	9,927	924,700
National Fuel Gas Co. (Gas Utilities)	17,999	975,366
New Jersey Resources Corp. (Gas Utilities)	19,351	827,062
Northwestern Energy Group, Inc. (Multi-Utilities)	12,001	601,010
OGE Energy Corp. (Electric Utilities)	39,270	1,401,939
Common Stocks (Continued)	Shares	Value
Utilities (continued)
ONE Gas, Inc. (Gas Utilities)	11,077	$707,266
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)	10,530	755,001
PNM Resources, Inc. (Electric Utilities)	17,662	652,788
Portland General Electric Co. (Electric Utilities)	20,174	872,324
Southwest Gas Holdings, Inc. (Gas Utilities)	11,788	829,639
Spire, Inc. (Gas Utilities)	11,308	686,735
UGI Corp. (Gas Utilities)	41,047	939,976
		13,451,631
Total Common Stocks (Cost $444,359,112)		$521,054,798

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	08/22/2024	$186,000	$184,596
Total U.S. Treasury Obligations (Cost $184,592)					$184,596
Total Investments – 98.5% (Cost $444,543,704)				(c)	$521,239,394
Other Assets in Excess of Liabilities – 1.5%				(b)	7,706,486
Net Assets – 100.0%					$528,945,880

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $104,159 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	19	September 20, 2024	$5,624,131	$5,620,390	$(3,741)	$6,112
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–12.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		45,260	$8,244,109
Alphabet, Inc. Class C (Interactive Media & Svs.)		88,550	16,241,841
Comcast Corp. Class A (Media)		63,821	2,499,230
Electronic Arts, Inc. (Entertainment)		4,447	619,601
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		48,087	24,246,427
Netflix, Inc. (Entertainment)	(a)	9,075	6,124,536
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	71,616	3,156,117
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	119,537	1,985,510
Spotify Technology SA (Entertainment)	(a)	5,366	1,683,797
			64,801,168
Consumer Discretionary–13.1%
Amazon.com, Inc. (Broadline Retail)	(a)	126,278	24,403,223
AutoNation, Inc. (Specialty Retail)	(a)	13,471	2,147,008
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,545	6,120,517
D.R. Horton, Inc. (Household Durables)		20,309	2,862,147
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,465	1,272,753
Home Depot, Inc. / The (Specialty Retail)		23,491	8,086,542
Lear Corp. (Automobile Components)		10,718	1,224,103
MercadoLibre, Inc. (Broadline Retail)	(a)	2,494	4,098,640
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	23,538	1,046,029
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		19,729	1,486,975
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,232	1,301,066
Pool Corp. (Distributors)		1,833	563,336
Ross Stores, Inc. (Specialty Retail)		3,870	562,388
Tesla, Inc. (Automobiles)	(a)	30,729	6,080,655
TJX Cos., Inc. / The (Specialty Retail)		31,675	3,487,418
Toll Brothers, Inc. (Household Durables)		12,073	1,390,568
			66,133,368
Consumer Staples–3.7%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		12,496	10,621,475
Kimberly-Clark Corp. (Household Products)		27,242	3,764,844
Monster Beverage Corp. (Beverages)	(a)	55,891	2,791,756
Procter & Gamble Co. / The (Household Products)		8,083	1,315,266
			18,493,341
Energy–0.2%
Schlumberger N.V. (Energy Equip. & Svs.)		20,773	980,070
Financials–6.2%
Mastercard, Inc. Class A (Financial Services)		30,101	13,279,357
Nasdaq, Inc. (Capital Markets)		14,178	854,366
Progressive Corp. / The (Insurance)		10,448	2,170,154
S&P Global, Inc. (Capital Markets)		12,280	5,476,880
Visa, Inc. (Financial Services)		35,193	9,237,107
			31,017,864
Health Care–8.7%
Cardinal Health, Inc. (Health Care Providers & Svs.)		14,680	1,443,338
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,818	886,405
Eli Lilly & Co. (Pharmaceuticals)		17,471	15,817,894
Gilead Sciences, Inc. (Biotechnology)		86,204	5,914,456
Incyte Corp. (Biotechnology)	(a)	45,775	2,774,880
Merck & Co., Inc. (Pharmaceuticals)		25,596	3,168,785
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,843	2,043,436
Stryker Corp. (Health Care Equip. & Supplies)		10,150	3,453,537
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,088	$601,664
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,510	6,370,843
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,301	1,078,525
			43,553,763
Industrials–4.7%
Cintas Corp. (Commercial Svs. & Supplies)		8,544	5,983,022
EMCOR Group, Inc. (Construction & Engineering)		4,474	1,633,368
Lockheed Martin Corp. (Aerospace & Defense)		10,074	4,705,565
Parker-Hannifin Corp. (Machinery)		10,476	5,298,866
Uber Technologies, Inc. (Ground Transportation)	(a)	38,237	2,779,065
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,706	1,539,221
Waste Management, Inc. (Commercial Svs. & Supplies)		8,500	1,813,390
			23,752,497
Information Technology–49.0%
Adobe, Inc. (Software)	(a)	12,241	6,800,365
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	59,665	9,678,260
Akamai Technologies, Inc. (IT Svs.)	(a)	5,335	480,577
Apple, Inc. (Tech. Hardware, Storage & Periph.)		151,049	31,813,940
Applied Materials, Inc. (Semiconductors & Equip.)		15,120	3,568,169
Atlassian Corp. Class A (Software)	(a)	16,826	2,976,183
Broadcom, Inc. (Semiconductors & Equip.)		11,758	18,877,822
Crowdstrike Holdings, Inc. Class A (Software)	(a)	8,414	3,224,161
Datadog, Inc. Class A (Software)	(a)	11,097	1,448,158
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		12,606	1,800,389
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	56,351	1,671,371
Fortinet, Inc. (Software)	(a)	85,407	5,147,480
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		55,394	1,172,137
HP, Inc. (Tech. Hardware, Storage & Periph.)		24,795	867,081
HubSpot, Inc. (Software)	(a)	1,583	938,054
Intuit, Inc. (Software)		5,267	3,427,606
Lam Research Corp. (Semiconductors & Equip.)		7,137	7,599,834
Manhattan Associates, Inc. (Software)	(a)	12,243	3,020,103
Microsoft Corp. (Software)		95,518	42,691,770
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		3,087	2,536,526
Motorola Solutions, Inc. (Communications Equip.)		5,435	2,099,921
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		53,919	7,022,411
NVIDIA Corp. (Semiconductors & Equip.)		400,508	49,478,758
Oracle Corp. (Software)		19,614	2,806,567
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	17,224	1,128,344
QUALCOMM, Inc. (Semiconductors & Equip.)		29,551	5,885,968
Salesforce, Inc. (Software)		20,492	5,268,493
ServiceNow, Inc. (Software)	(a)	12,559	9,879,789
Snowflake, Inc. Class A (IT Svs.)	(a)	4,423	631,472
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	5,729	4,694,056
Synopsys, Inc. (Software)	(a)	1,879	1,118,118
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		33,675	5,065,730

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
VeriSign, Inc. (IT Svs.)	(a)	5,769	$1,025,728
Workday, Inc. Class A (Software)	(a)	3,459	773,294
			246,618,635
Materials–0.2%
Louisiana-Pacific Corp. (Paper & Forest Products)		11,317	931,728
Common Stocks (Continued)		Shares	Value
Real Estate–0.3%
Equinix, Inc. (Specialized REITs)		2,020	$1,528,332
Total Common Stocks (Cost $400,198,671)			$497,810,766
Total Investments – 99.0% (Cost $400,198,671)	(b)		$497,810,766
Other Assets in Excess of Liabilities – 1.0%	(c)		5,113,069
Net Assets – 100.0%			$502,923,835

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $194,700 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	16	September 20, 2024	$6,440,220	$6,376,720	$(63,500)	$(29,278)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–49.7%		Shares	Value
Communication Services–5.0%
Alphabet, Inc. Class C (Interactive Media & Svs.)		150,648	$27,631,856
AT&T, Inc. (Diversified Telecom. Svs.)		81,265	1,552,974
Charter Communications, Inc. Class A (Media)	(a)	1,665	497,768
Comcast Corp. Class A (Media)		105,349	4,125,467
Electronic Arts, Inc. (Entertainment)		19,217	2,677,505
Match Group, Inc. (Interactive Media & Svs.)	(a)	13,575	412,408
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		35,530	17,914,937
Netflix, Inc. (Entertainment)	(a)	11,552	7,796,214
New York Times Co. / The Class A (Media)		28,261	1,447,246
Verizon Communications, Inc. (Diversified Telecom. Svs.)		67,652	2,789,968
Walt Disney Co. / The (Entertainment)		17,359	1,723,575
			68,569,918
Consumer Discretionary–4.7%
Amazon.com, Inc. (Broadline Retail)	(a)	110,962	21,443,406
AutoZone, Inc. (Specialty Retail)	(a)	1,281	3,797,012
Best Buy Co., Inc. (Specialty Retail)		7,248	610,934
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		905	3,585,158
Burlington Stores, Inc. (Specialty Retail)	(a)	2,841	681,840
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	61,100	3,827,915
Compass Group PLC – ADR (Hotels, Restaurants & Leisure)		83,382	2,310,515
Coupang, Inc. (Broadline Retail)	(a)	31,139	652,362
eBay, Inc. (Broadline Retail)		12,374	664,731
Ferrari N.V. (Automobiles)		4,800	1,960,176
Ford Motor Co. (Automobiles)		77,342	969,869
General Motors Co. (Automobiles)		24,707	1,147,887
Home Depot, Inc. / The (Specialty Retail)		19,926	6,859,326
Lowe's Cos., Inc. (Specialty Retail)		5,032	1,109,355
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,201	3,047,039
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,102	1,062,868
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	33,633	1,304,960
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	842	889,203
Ross Stores, Inc. (Specialty Retail)		5,781	840,095
Tractor Supply Co. (Specialty Retail)		12,733	3,437,910
Ulta Beauty, Inc. (Specialty Retail)	(a)	3,282	1,266,425
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		14,794	1,959,613
			63,428,599
Consumer Staples–3.4%
Altria Group, Inc. (Tobacco)		55,153	2,512,219
Archer-Daniels-Midland Co. (Food Products)		14,211	859,055
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	8,658	760,519
Bunge Global SA (Food Products)		5,184	553,496
Celsius Holdings, Inc. (Beverages)	(a)	23,745	1,355,602
Coca-Cola Co. / The (Beverages)		48,088	3,060,801
Colgate-Palmolive Co. (Household Products)		12,630	1,225,615
Conagra Brands, Inc. (Food Products)		17,423	495,162
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		10,065	8,555,149
Kenvue, Inc. (Personal Care Products)		36,489	663,370
Keurig Dr Pepper, Inc. (Beverages)		45,713	1,526,814
Kimberly-Clark Corp. (Household Products)		10,589	1,463,400
Koninklijke Ahold Delhaize N.V. – ADR (Consumer Staples Distribution & Retail)		44,660	1,321,489
Kroger Co. / The (Consumer Staples Distribution & Retail)		28,087	1,402,384
Molson Coors Beverage Co. Class B (Beverages)		7,838	398,406
Monster Beverage Corp. (Beverages)	(a)	135,981	6,792,251
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	6,373	421,319
Philip Morris International, Inc. (Tobacco)		32,195	3,262,319
Procter & Gamble Co. / The (Household Products)		20,091	3,313,408
Sysco Corp. (Consumer Staples Distribution & Retail)		15,562	1,110,971
Target Corp. (Consumer Staples Distribution & Retail)		11,518	1,705,125
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		23,013	278,342
Walmart, Inc. (Consumer Staples Distribution & Retail)		42,434	2,873,206
			45,910,422
Energy–1.6%
Baker Hughes Co. (Energy Equip. & Svs.)		23,393	822,732
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,152	551,064
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5,951	489,113
Chevron Corp. (Oil, Gas & Consumable Fuels)		18,529	2,898,306

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		15,585	$738,729
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		9,779	1,230,883
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		31,777	3,658,168
Halliburton Co. (Energy Equip. & Svs.)		19,281	651,312
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		41,414	822,896
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		20,175	578,417
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,744	1,516,909
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		9,960	466,825
Phillips 66 (Oil, Gas & Consumable Fuels)		10,346	1,460,545
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		55,572	4,011,187
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,685	1,518,221
			21,415,307
Financials–6.2%
Ally Financial, Inc. (Consumer Finance)		13,226	524,675
American Financial Group, Inc. (Insurance)		7,903	972,227
Ameriprise Financial, Inc. (Capital Markets)		3,084	1,317,454
Ares Management Corp. Class A (Capital Markets)		9,218	1,228,575
Assurant, Inc. (Insurance)		2,696	448,210
Bank of America Corp. (Banks)		56,186	2,234,517
Bank of New York Mellon Corp. / The (Capital Markets)		26,054	1,560,374
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	12,381	5,036,591
Capital One Financial Corp. (Consumer Finance)		15,366	2,127,423
CBOE Global Markets, Inc. (Capital Markets)		8,609	1,464,047
Charles Schwab Corp. / The (Capital Markets)		32,932	2,426,759
Cincinnati Financial Corp. (Insurance)		4,321	510,310
Citizens Financial Group, Inc. (Banks)		15,586	561,564
CME Group, Inc. (Capital Markets)		9,185	1,805,771
Corpay, Inc. (Financial Services)	(a)	4,359	1,161,281
Everest Group Ltd. (Insurance)		7,554	2,878,225
FactSet Research Systems, Inc. (Capital Markets)		2,607	1,064,360
Fiserv, Inc. (Financial Services)	(a)	22,790	3,396,622
Global Payments, Inc. (Financial Services)		10,778	1,042,233
Jack Henry & Associates, Inc. (Financial Services)		2,824	468,840
JPMorgan Chase & Co. (Banks)		31,679	6,407,394
Loews Corp. (Insurance)		6,512	486,707
LPL Financial Holdings, Inc. (Capital Markets)		4,526	1,264,112
M&T Bank Corp. (Banks)		9,575	1,449,272
Markel Group, Inc. (Insurance)	(a)	873	1,375,551
Marsh & McLennan Cos., Inc. (Insurance)		13,138	2,768,439
Mastercard, Inc. Class A (Financial Services)		4,254	1,876,695
MSCI, Inc. (Capital Markets)		3,984	1,919,292
Nasdaq, Inc. (Capital Markets)		23,197	1,397,851
Northern Trust Corp. (Capital Markets)		6,011	504,804
PayPal Holdings, Inc. (Financial Services)	(a)	30,157	1,750,011
PNC Financial Services Group, Inc. / The (Banks)		14,663	2,279,803
Progressive Corp. / The (Insurance)		9,478	1,968,675
Reinsurance Group of America, Inc. (Insurance)		8,555	1,756,085
RenaissanceRe Holdings Ltd. (Insurance)		2,180	487,252
S&P Global, Inc. (Capital Markets)		3,355	1,496,330
State Street Corp. (Capital Markets)		17,940	1,327,560
Synchrony Financial (Consumer Finance)		11,846	559,013
T. Rowe Price Group, Inc. (Capital Markets)		11,933	1,375,994
Truist Financial Corp. (Banks)		59,335	2,305,165
Unum Group (Insurance)		9,894	505,682
Visa, Inc. (Financial Services)		56,436	14,812,757
Willis Towers Watson PLC (Insurance)		5,527	1,448,848
			83,753,350
Health Care–8.0%
AbbVie, Inc. (Biotechnology)		27,175	4,661,056
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	27,465	582,258
Baxter International, Inc. (Health Care Equip. & Supplies)		15,378	514,394
Becton Dickinson & Co. (Health Care Equip. & Supplies)		7,774	1,816,862
Biogen, Inc. (Biotechnology)	(a)	3,984	923,571
Bristol-Myers Squibb Co. (Pharmaceuticals)		44,578	1,851,324
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,447	535,549
Cencora, Inc. (Health Care Providers & Svs.)		7,209	1,624,188
Centene Corp. (Health Care Providers & Svs.)	(a)	9,852	653,188
Cigna Group / The (Health Care Providers & Svs.)		12,586	4,160,554

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
CVS Health Corp. (Health Care Providers & Svs.)		26,984	$1,593,675
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	64,930	5,997,584
Eli Lilly & Co. (Pharmaceuticals)		12,823	11,609,688
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		7,944	618,997
Genmab A/S – ADR (Biotechnology)	(a)	44,347	1,114,440
Gilead Sciences, Inc. (Biotechnology)		48,823	3,349,746
Humana, Inc. (Health Care Providers & Svs.)		2,059	769,345
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	10,903	5,311,942
Incyte Corp. (Biotechnology)	(a)	11,242	681,490
Insulet Corp. (Health Care Equip. & Supplies)	(a)	2,983	601,969
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	17,433	7,755,070
McKesson Corp. (Health Care Providers & Svs.)		9,470	5,530,859
Medtronic PLC (Health Care Equip. & Supplies)		47,661	3,751,397
Merck & Co., Inc. (Pharmaceuticals)		47,570	5,889,166
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,240	1,733,012
ResMed, Inc. (Health Care Equip. & Supplies)		3,120	597,230
Royalty Pharma PLC Class A (Pharmaceuticals)		22,328	588,789
Teleflex, Inc. (Health Care Equip. & Supplies)		2,196	461,885
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,376	760,928
United Therapeutics Corp. (Biotechnology)	(a)	2,785	887,162
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,540	8,932,420
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	18,882	3,455,595
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	21,127	9,902,648
Waters Corp. (Life Sciences Tools & Svs.)	(a)	4,875	1,414,335
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		4,960	1,633,774
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		5,355	581,178
Zoetis, Inc. (Pharmaceuticals)		35,790	6,204,554
			109,051,822
Industrials–4.2%
AECOM (Construction & Engineering)		14,249	1,255,907
Allegion PLC (Building Products)		3,840	453,696
American Airlines Group, Inc. (Passenger Airlines)	(a)	31,203	353,530
AMETEK, Inc. (Electrical Equip.)		8,733	1,455,879
Automatic Data Processing, Inc. (Professional Svs.)		9,064	2,163,486
Carrier Global Corp. (Building Products)		30,055	1,895,869
CNH Industrial N.V. (Machinery)		40,942	414,743
Copart, Inc. (Commercial Svs. & Supplies)	(a)	110,915	6,007,156
CSX Corp. (Ground Transportation)		48,105	1,609,112
Deere & Co. (Machinery)		4,986	1,862,919
Eaton Corp. PLC (Electrical Equip.)		2,766	867,279
Experian PLC – ADR (Professional Svs.)		42,175	1,967,042
FedEx Corp. (Air Freight & Logistics)		7,057	2,115,971
Ferguson PLC (Trading Companies & Distributors)		3,659	708,565
Fortune Brands Innovations, Inc. (Building Products)		6,015	390,614
Genpact Ltd. (Professional Svs.)		52,308	1,683,795
Honeywell International, Inc. (Industrial Conglomerates)		10,936	2,335,274
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,678	413,342
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,371	379,360
Jacobs Solutions, Inc. (Professional Svs.)		4,187	584,966
Johnson Controls International PLC (Building Products)		12,860	854,804
L3Harris Technologies, Inc. (Aerospace & Defense)		13,857	3,112,005
Lockheed Martin Corp. (Aerospace & Defense)		4,113	1,921,182
Masco Corp. (Building Products)		6,373	424,888
Old Dominion Freight Line, Inc. (Ground Transportation)		6,617	1,168,562
Otis Worldwide Corp. (Machinery)		40,758	3,923,365
Owens Corning (Building Products)		3,279	569,628
Paychex, Inc. (Professional Svs.)		15,231	1,805,787
Paycom Software, Inc. (Professional Svs.)		2,688	384,492
RELX PLC – ADR (Professional Svs.)		20,374	934,759
RTX Corp. (Aerospace & Defense)		24,874	2,497,101
Snap-on, Inc. (Machinery)		1,775	463,967
Stanley Black & Decker, Inc. (Machinery)		5,528	441,632
Trex Co., Inc. (Building Products)	(a)	15,899	1,178,434
Uber Technologies, Inc. (Ground Transportation)	(a)	22,155	1,610,225
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	10,755	523,338
United Parcel Service, Inc. Class B (Air Freight & Logistics)		13,118	1,795,198

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Veralto Corp. (Commercial Svs. & Supplies)		7,147	$682,324
Verisk Analytics, Inc. (Professional Svs.)		14,430	3,889,607
			57,099,803
Information Technology–13.6%
Adobe, Inc. (Software)	(a)	12,354	6,863,141
Amdocs Ltd. (IT Svs.)		29,616	2,337,295
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		18,674	1,258,067
Analog Devices, Inc. (Semiconductors & Equip.)		8,501	1,940,438
Apple, Inc. (Tech. Hardware, Storage & Periph.)		51,476	10,841,875
Applied Materials, Inc. (Semiconductors & Equip.)		8,428	1,988,924
Arista Networks, Inc. (Communications Equip.)	(a)	20,451	7,167,666
ASML Holding N.V. (Semiconductors & Equip.)		2,935	3,001,713
Bentley Systems, Inc. Class B (Software)		9,524	470,105
Broadcom, Inc. (Semiconductors & Equip.)		6,941	11,143,984
Cadence Design Systems, Inc. (Software)	(a)	8,036	2,473,079
Cisco Systems, Inc. (Communications Equip.)		63,883	3,035,081
Crowdstrike Holdings, Inc. Class A (Software)	(a)	6,775	2,596,112
DocuSign, Inc. (Software)	(a)	9,184	491,344
Dolby Laboratories, Inc. Class A (Software)		19,847	1,572,478
Dynatrace, Inc. (Software)	(a)	9,874	441,763
Entegris, Inc. (Semiconductors & Equip.)		8,209	1,111,499
Gen Digital, Inc. (Software)		67,880	1,695,642
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		44,438	940,752
HP, Inc. (Tech. Hardware, Storage & Periph.)		36,746	1,286,845
Intuit, Inc. (Software)		5,405	3,552,220
Manhattan Associates, Inc. (Software)	(a)	8,628	2,128,355
Microchip Technology, Inc. (Semiconductors & Equip.)		22,379	2,047,679
Microsoft Corp. (Software)		104,504	46,708,063
Motorola Solutions, Inc. (Communications Equip.)		15,003	5,791,908
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		20,859	2,686,639
Nice Ltd. – ADR (Software)	(a)	3,436	590,889
NVIDIA Corp. (Semiconductors & Equip.)		248,836	30,741,199
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	14,288	979,442
Oracle Corp. (Software)		27,849	3,932,279
QUALCOMM, Inc. (Semiconductors & Equip.)		35,993	7,169,086
ServiceNow, Inc. (Software)	(a)	5,614	4,416,365
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,663	496,983
Synopsys, Inc. (Software)	(a)	3,311	1,970,244
Texas Instruments, Inc. (Semiconductors & Equip.)		25,750	5,009,148
Twilio, Inc. Class A (IT Svs.)	(a)	8,210	466,410
VeriSign, Inc. (IT Svs.)	(a)	11,675	2,075,815
Zoom Video Communications, Inc. Class A (Software)	(a)	14,407	852,750
			184,273,277
Materials–1.0%
Air Products & Chemicals, Inc. (Chemicals)		9,028	2,329,675
Amcor PLC (Containers & Packaging)		54,002	528,140
Ball Corp. (Containers & Packaging)		10,252	615,325
Celanese Corp. (Chemicals)		3,219	434,211
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	23,522	362,004
Eastman Chemical Co. (Chemicals)		5,625	551,081
Freeport-McMoRan, Inc. (Metals & Mining)		56,259	2,734,188
International Paper Co. (Containers & Packaging)		13,836	597,023
LyondellBasell Industries N.V. Class A (Chemicals)		7,052	674,594
Mosaic Co. / The (Chemicals)		15,806	456,793
PPG Industries, Inc. (Chemicals)		5,005	630,080
Sherwin-Williams Co. / The (Chemicals)		14,302	4,268,146
			14,181,260
Real Estate–0.8%
Boston Properties, Inc. (Office REITs)		9,340	574,971
Camden Property Trust (Residential REITs)		6,149	670,917
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	14,835	1,321,947
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	15,415	1,142,868
Crown Castle, Inc. (Specialized REITs)		8,191	800,261
First Industrial Realty Trust, Inc. (Industrial REITs)		15,600	741,156
Gaming & Leisure Properties, Inc. (Specialized REITs)		13,372	604,548
Kimco Realty Corp. (Retail REITs)		31,285	608,806
Mid-America Apartment Communities, Inc. (Residential REITs)		4,979	710,055

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Public Storage (Specialized REITs)	4,927	$1,417,252
Rexford Industrial Realty, Inc. (Industrial REITs)	11,585	516,575
UDR, Inc. (Residential REITs)	16,681	686,423
VICI Properties, Inc. (Specialized REITs)	49,041	1,404,534
		11,200,313
Utilities–1.2%
Ameren Corp. (Multi-Utilities)	9,322	662,888
American Electric Power Co., Inc. (Electric Utilities)	33,850	2,969,999
CenterPoint Energy, Inc. (Multi-Utilities)	71,887	2,227,059
Consolidated Edison, Inc. (Multi-Utilities)	15,220	1,360,972
Dominion Energy, Inc. (Multi-Utilities)	29,129	1,427,321
Entergy Corp. (Electric Utilities)	12,484	1,335,788
Evergy, Inc. (Electric Utilities)	9,999	529,647
NextEra Energy, Inc. (Electric Utilities)	34,074	2,412,780
NiSource, Inc. (Multi-Utilities)	18,774	540,879
Sempra (Multi-Utilities)	29,215	2,222,093
Xcel Energy, Inc. (Electric Utilities)	14,597	779,626
		16,469,052
Total Common Stocks (Cost $531,687,258)		$675,353,123

U.S. Treasury Obligations–16.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	07/25/2024	$11,774,500	$11,733,407
U.S. Treasury Bill		0.000%	09/12/2024	1,624,100	1,606,850
U.S. Treasury Bill		0.000%	11/21/2024	13,054,400	12,787,865
U.S. Treasury Inflation Indexed Bond		0.250%	07/15/2029	7,136,721	6,553,124
U.S. Treasury Note		2.250%	11/15/2024	1,865,000	1,843,436
U.S. Treasury Note		4.125%	10/31/2027	2,729,700	2,699,098
U.S. Treasury Note		3.625%	05/31/2028	10,302,600	10,009,217
U.S. Treasury Note		4.125%	07/31/2028	17,700,400	17,513,025
U.S. Treasury Note		4.625%	09/30/2028	1,960,700	1,977,320
U.S. Treasury Note		4.875%	10/31/2028	3,607,400	3,674,757
U.S. Treasury Note		4.375%	11/30/2028	3,234,200	3,233,695
U.S. Treasury Note		4.000%	01/31/2029	1,079,600	1,062,984
U.S. Treasury Note		4.250%	02/28/2029	2,173,700	2,163,935
U.S. Treasury Note		4.625%	04/30/2029	7,425,400	7,510,676
U.S. Treasury Note	(b)	1.875%	02/15/2032	37,869,800	31,789,922
U.S. Treasury Note		3.375%	05/15/2033	26,500,000	24,559,082
U.S. Treasury Note		3.875%	08/15/2033	20,764,300	19,975,905
U.S. Treasury Note		4.500%	11/15/2033	1,168,100	1,178,868
U.S. Treasury Note		4.000%	02/15/2034	5,997,900	5,821,712
U.S. Treasury Note		3.250%	05/15/2042	23,856,400	19,838,088
U.S. Treasury Note		4.000%	11/15/2042	4,422,000	4,075,149
U.S. Treasury Note		3.875%	05/15/2043	5,624,900	5,075,154
U.S. Treasury Note		4.375%	08/15/2043	2,998,200	2,893,966
U.S. Treasury Note		4.750%	11/15/2043	4,140,100	4,195,086
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	805,842
U.S. Treasury Note		2.375%	11/15/2049	338,600	224,825
U.S. Treasury Note		2.375%	05/15/2051	338,200	222,736
U.S. Treasury Note		2.250%	02/15/2052	15,250,700	9,715,172
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	1,005,360
U.S. Treasury Note		4.125%	08/15/2053	9,642,900	8,979,574
U.S. Treasury Note		4.750%	11/15/2053	1,377,600	1,424,094
U.S. Treasury Note		4.250%	02/15/2054	2,064,600	1,965,886
U.S. Treasury Note		4.625%	05/15/2054	1,439,900	1,459,924
Total U.S. Treasury Obligations (Cost $242,529,546)					$229,575,734

Corporate Bonds–13.3%	Rate	Maturity	Face Amount	Value
Communication Services–0.6%
AT&T, Inc. (Diversified Telecom. Svs.)	2.250%	02/01/2032	$17,000	$13,790
AT&T, Inc. (Diversified Telecom. Svs.)	2.550%	12/01/2033	279,000	221,846
AT&T, Inc. (Diversified Telecom. Svs.)	5.400%	02/15/2034	392,000	392,004
AT&T, Inc. (Diversified Telecom. Svs.)	4.500%	05/15/2035	280,000	257,853
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)	5.050%	03/30/2029	519,000	499,118
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)	6.384%	10/23/2035	858,000	836,550

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	$62,000	$56,630
Cox Communications, Inc. (Diversified Telecom. Svs.)	(c)	5.700%	06/15/2033	282,000	280,476
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	58,257
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	27,297
DISH DBS Corp. (Media)	(c)	5.250%	12/01/2026	1,021,000	805,357
DISH DBS Corp. (Media)	(c)	5.750%	12/01/2028	158,000	109,544
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	703,311
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(c)	3.875%	11/15/2029	309,000	92,125
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	410,000	412,053
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	3.240%	06/03/2050	201,000	131,204
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	820,701
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	66,574
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	192,000	179,487
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.550%	03/21/2031	402,000	341,542
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	619,000	581,929
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	1,122,000	979,313
					7,866,961
Consumer Discretionary–1.5%
Alibaba Group Holding Ltd. (Broadline Retail)		2.125%	02/09/2031	200,000	165,231
Alibaba Group Holding Ltd. (Broadline Retail)		4.500%	11/28/2034	271,000	249,643
Bath & Body Works, Inc. (Specialty Retail)	(c)	6.625%	10/01/2030	995,000	998,106
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,282,333
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(c)	7.000%	02/15/2030	235,000	240,095
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	991,073
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	946,266
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	79,411
Gohl Capital Ltd. (Hotels, Restaurants & Leisure)		4.250%	01/24/2027	518,000	497,349
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,468,827
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	5.875%	04/01/2029	291,000	291,395
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	6.125%	04/01/2032	168,000	168,815
Jaguar Land Rover Automotive PLC (Automobiles)	(c)	5.500%	07/15/2029	1,227,000	1,176,016
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	1,789,000	1,636,404
LKQ Corp. (Distributors)		5.750%	06/15/2028	520,000	524,898
LKQ Corp. (Distributors)		6.250%	06/15/2033	305,000	313,041
M.D.C. Holdings, Inc. (Household Durables)		2.500%	01/15/2031	898,000	795,245
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,264,948
Mattel, Inc. (Leisure Products)	(c)	3.375%	04/01/2026	128,000	122,880
Mattel, Inc. (Leisure Products)	(c)	5.875%	12/15/2027	1,578,000	1,580,750
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	260,662
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,523,936
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	65,237
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,209,495
Nissan Motor Co. Ltd. (Automobiles)	(c)	4.345%	09/17/2027	430,000	410,560
Prosus N.V. (Broadline Retail)	(c)	3.257%	01/19/2027	629,000	588,692
Prosus N.V. (Broadline Retail)		3.680%	01/21/2030	256,000	227,518
Prosus N.V. (Broadline Retail)		3.061%	07/13/2031	711,000	588,621
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	276,808
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	8.250%	01/15/2029	416,000	439,246
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7.700%	11/27/2030	13,000	13,584
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(c)	5.625%	08/26/2028	292,000	273,836
					20,670,921
Consumer Staples–1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	3.500%	03/15/2029	156,000	140,329
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	4.875%	02/15/2030	971,000	917,596
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(c)	2.950%	01/25/2030	77,000	68,859
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,749,778
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,006,173
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	111,619
Cargill, Inc. (Food Products)	(c)	2.125%	04/23/2030	1,301,000	1,116,435
Cencosud SA	(c)	5.950%	05/28/2031	235,000	235,994
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,328,567
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	170,204
General Mills, Inc. (Food Products)		4.700%	01/30/2027	330,000	325,857
Imperial Brands Finance PLC (Tobacco)	(c)	5.875%	07/01/2034	970,000	950,835

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Food Co. / JBS Lux Co. SARL (Food Products)	(c)	6.750%	03/15/2034	$559,000	$592,600
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	613,000	509,482
Mars, Inc. (Food Products)	(c)	2.700%	04/01/2025	113,000	110,800
Mondelez International Holdings Netherlands B.V. (Food Products)	(c)	2.250%	09/19/2024	249,000	247,019
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	16,841
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	54,660
Philip Morris International, Inc. (Tobacco)		5.000%	11/17/2025	602,000	598,967
Philip Morris International, Inc. (Tobacco)		4.875%	02/13/2026	496,000	492,093
Philip Morris International, Inc. (Tobacco)		5.625%	11/17/2029	109,000	111,329
Philip Morris International, Inc. (Tobacco)		5.375%	02/15/2033	999,000	991,932
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	910,134
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	62,568
Sysco Corp. (Consumer Staples Distribution & Retail)		2.400%	02/15/2030	72,000	62,381
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	391,000	389,490
					13,272,542
Energy–1.5%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,725,807
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		5.017%	11/17/2027	561,000	560,377
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	1,333,000	846,235
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	860,000	853,071
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	514,670
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2031	1,132,000	1,113,067
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	2.875%	04/01/2032	654,000	528,123
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	181,409
Ecopetrol SA (Oil, Gas & Consumable Fuels)		8.625%	01/19/2029	575,000	605,225
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,175,159
EQT Corp. (Oil, Gas & Consumable Fuels)	(c)	3.625%	05/15/2031	1,224,000	1,079,803
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	581,186	567,406
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,760,916
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,575,000	1,713,394
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(c)	4.000%	07/14/2027	207,000	191,867
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	974,111
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	132,998
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.100%	11/15/2032	37,000	38,241
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,073,088
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,178,079
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,665,916
Sunoco LP (Oil, Gas & Consumable Fuels)	(c)	7.000%	05/01/2029	189,000	193,703
Sunoco LP (Oil, Gas & Consumable Fuels)	(c)	7.250%	05/01/2032	259,000	267,899
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	05/15/2029	44,000	41,150
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	7.500%	01/15/2028	636,000	668,823
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	8.000%	11/15/2032	784,000	877,653
					20,528,190
Financials–4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		6.500%	07/15/2025	271,000	273,072
AIB Group PLC (Rate is fixed until 10/14/2025, at which point, the rate becomes SOFR + 346) (Banks)	(c)(d)	7.583%	10/14/2026	755,000	771,273
AIB Group PLC (Rate is fixed until 09/13/2028, at which point, the rate becomes SOFR + 233) (Banks)	(c)(d)	6.608%	09/13/2029	324,000	334,440
Ally Financial, Inc. (Rate is fixed until 06/13/2028, at which point, the rate becomes SOFR + 326) (Consumer Finance)	(d)	6.992%	06/13/2029	573,000	594,587
American Express Co. (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 100) (Consumer Finance)	(d)	5.098%	02/16/2028	1,190,000	1,184,698
Argentum Netherlands B.V. for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(d)	5.750%	08/15/2050	1,500,000	1,485,000
Athene Global Funding (Insurance)	(c)	5.620%	05/08/2026	703,000	703,510
Athene Global Funding (Insurance)	(c)	1.985%	08/19/2028	392,000	341,225
Athene Global Funding (Insurance)	(c)	2.717%	01/07/2029	148,000	131,285
Athene Global Funding (Insurance)	(c)	5.583%	01/09/2029	64,000	64,259
Athene Global Funding (Insurance)	(c)	2.550%	11/19/2030	82,000	68,460
Aviation Capital Group LLC (Financial Services)	(c)	5.500%	12/15/2024	114,000	113,701
Aviation Capital Group LLC (Financial Services)	(c)	4.125%	08/01/2025	3,000	2,943
Aviation Capital Group LLC (Financial Services)	(c)	4.875%	10/01/2025	57,000	56,241
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	01/30/2026	181,000	170,317
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	09/20/2026	2,008,000	1,850,594
Aviation Capital Group LLC (Financial Services)	(c)	3.500%	11/01/2027	40,000	37,443
Aviation Capital Group LLC (Financial Services)	(c)	6.375%	07/15/2030	11,000	11,371
Banco Bilbao Vizcaya Argentaria SA (Banks)		5.381%	03/13/2029	200,000	200,661

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA (Rate is fixed until 11/15/2033, at which point, the rate becomes H15T1Y + 330) (Banks)	(d)	7.883%	11/15/2034	$200,000	$217,923
Banco de Credito del Peru SA (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(c)(d)	3.125%	07/01/2030	244,000	234,758
Banco Santander SA (Rate is fixed until 11/21/2033, at which point, the rate becomes H15T5Y + 530) (Banks)	(d)	9.625%	Perpetual	400,000	443,402
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(d)	4.175%	03/24/2028	1,800,000	1,734,918
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes TSFR3M + 133) (Banks)	(d)	3.970%	03/05/2029	177,000	169,237
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,441,000	1,245,911
Bank of America Corp. (Rate is fixed until 02/04/2032, at which point, the rate becomes SOFR + 133) (Banks)	(d)	2.972%	02/04/2033	28,000	23,696
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(c)(d)	6.253%	09/16/2026	354,000	355,718
Bank of Ireland Group PLC (Rate is fixed until 03/20/2029, at which point, the rate becomes SOFR + 162) (Banks)	(c)(d)	5.601%	03/20/2030	280,000	278,564
Barclays PLC (Rate is fixed until 03/12/2027, at which point, the rate becomes SOFR + 149) (Banks)	(d)	5.674%	03/12/2028	275,000	275,420
Barclays PLC (Rate is fixed until 05/09/2033, at which point, the rate becomes SOFR + 298) (Banks)	(d)	6.224%	05/09/2034	453,000	464,158
Block, Inc. (Financial Services)	(c)	6.500%	05/15/2032	371,000	375,968
BNP Paribas SA (Rate is fixed until 02/25/2031, at which point, the rate becomes H15T5Y + 334) (Banks)	(d)	4.625%	Perpetual	229,000	183,377
BNP Paribas SA (Rate is fixed until 08/19/2025, at which point, the rate becomes USSW5 + 515) (Banks)	(d)	7.375%	Perpetual	200,000	199,501
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes TSFR3M + 137) (Banks)	(c)(d)	2.819%	11/19/2025	2,170,000	2,142,982
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(c)(d)	3.052%	01/13/2031	333,000	291,710
BPCE SA (Rate is fixed until 01/18/2034, at which point, the rate becomes H15T1Y + 279) (Banks)	(c)(d)	6.508%	01/18/2035	1,193,000	1,194,284
CaixaBank SA (Rate is fixed until 09/13/2026, at which point, the rate becomes SOFR + 208) (Banks)	(c)(d)	6.684%	09/13/2027	696,000	709,291
CaixaBank SA (Rate is fixed until 06/15/2034, at which point, the rate becomes SOFR + 226) (Banks)	(c)(d)	6.037%	06/15/2035	467,000	467,948
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(d)	3.273%	03/01/2030	1,651,000	1,490,272
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes TSFR3M + 145) (Banks)	(d)	4.075%	04/23/2029	212,000	203,238
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(d)	2.561%	05/01/2032	1,506,000	1,255,036
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(d)	5.625%	06/24/2046	1,116,000	1,103,518
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(c)(d)	5.564%	02/28/2029	1,027,000	1,030,900
Credit Agricole SA (Rate is fixed until 01/10/2034, at which point, the rate becomes SOFR + 267) (Banks)	(c)(d)	6.251%	01/10/2035	967,000	972,809
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(c)(d)	4.298%	04/01/2028	1,829,000	1,770,457
Deutsche Bank AG (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Capital Markets)	(d)	6.119%	07/14/2026	256,000	256,225
Deutsche Bank AG (Rate is fixed until 07/13/2026, at which point, the rate becomes SOFR + 252) (Capital Markets)	(d)	7.146%	07/13/2027	396,000	405,638
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Capital Markets)	(d)	2.552%	01/07/2028	204,000	188,648
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	338,000	317,471
Ford Motor Credit Co. LLC (Consumer Finance)		6.125%	03/08/2034	238,000	235,408
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,203,202
Global Payments, Inc. (Financial Services)		3.200%	08/15/2029	75,000	67,381
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(d)	2.615%	04/22/2032	1,344,000	1,129,979
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2031, at which point, the rate becomes SOFR + 126) (Capital Markets)	(d)	2.650%	10/21/2032	94,000	78,145
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.050%	02/14/2027	912,000	856,012
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	6.500%	03/10/2028	153,000	156,325
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	5.950%	06/11/2029	82,000	81,826

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
HSBC Holdings PLC (Rate is fixed until 11/03/2025, at which point, the rate becomes SOFR + 303) (Banks)	(d)	7.336%	11/03/2026	$371,000	$378,953
HSBC Holdings PLC (Rate is fixed until 03/13/2027, at which point, the rate becomes TSFR3M + 181) (Banks)	(d)	4.041%	03/13/2028	265,000	255,300
HSBC Holdings PLC (Rate is fixed until 11/03/2027, at which point, the rate becomes SOFR + 335) (Banks)	(d)	7.390%	11/03/2028	682,000	721,225
HSBC Holdings PLC (Rate is fixed until 05/24/2031, at which point, the rate becomes SOFR + 119) (Banks)	(d)	2.804%	05/24/2032	334,000	279,489
HSBC Holdings PLC (Rate is fixed until 11/03/2032, at which point, the rate becomes SOFR + 425) (Banks)	(d)	8.113%	11/03/2033	478,000	539,973
HSBC Holdings PLC (Rate is fixed until 11/13/2033, at which point, the rate becomes SOFR + 302) (Banks)	(d)	7.399%	11/13/2034	303,000	328,211
Hyundai Capital America (Consumer Finance)	(c)	5.250%	01/08/2027	279,000	277,872
Hyundai Capital America (Consumer Finance)	(c)	5.300%	03/19/2027	257,000	256,354
Hyundai Capital America (Consumer Finance)	(c)	6.100%	09/21/2028	621,000	637,686
ING Groep N.V. (Rate is fixed until 09/11/2026, at which point, the rate becomes SOFR + 156) (Banks)	(d)	6.083%	09/11/2027	858,000	867,522
Intesa Sanpaolo SpA (Banks)	(c)	7.200%	11/28/2033	624,000	667,159
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,682,000	1,434,086
KBC Group N.V. (Rate is fixed until 01/19/2028, at which point, the rate becomes H15T1Y + 210) (Banks)	(c)(d)	5.796%	01/19/2029	336,000	338,381
Lloyds Banking Group PLC (Rate is fixed until 09/27/2025, at which point, the rate becomes USISDA05 + 450) (Banks)	(d)	7.500%	Perpetual	806,000	805,709
Lloyds Banking Group PLC (Rate is fixed until 03/06/2028, at which point, the rate becomes H15T1Y + 170) (Banks)	(d)	5.871%	03/06/2029	331,000	335,580
Lloyds Banking Group PLC (Rate is fixed until 08/11/2032, at which point, the rate becomes H15T1Y + 230) (Banks)	(d)	4.976%	08/11/2033	476,000	454,791
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(d)	7.953%	11/15/2033	1,217,000	1,365,588
Magyar Export-Import Bank Zrt (Banks)	(c)	6.125%	12/04/2027	825,000	827,386
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,585,029
Mizuho Financial Group, Inc. (Rate is fixed until 05/26/2029, at which point, the rate becomes H15T1Y + 112) (Banks)	(d)	5.376%	05/26/2030	394,000	393,763
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, at which point, the rate becomes SOFR + 87) (Capital Markets)	(d)	5.504%	05/26/2028	1,169,000	1,177,000
Nationwide Building Society (Financial Services)	(c)	4.000%	09/14/2026	1,299,000	1,248,268
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Financial Services)	(c)(d)	2.972%	02/16/2028	368,000	344,927
NatWest Group PLC (Rate is fixed until 05/10/2034, at which point, the rate becomes H15T5Y + 375) (Banks)	(d)	8.125%	Perpetual	266,000	268,752
NatWest Group PLC (Rate is fixed until 11/28/2030, at which point, the rate becomes H15T5Y + 235) (Banks)	(d)	3.032%	11/28/2035	298,000	249,466
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,111,849
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,298,138
Principal Life Global Funding II (Insurance)	(c)	5.100%	01/25/2029	810,000	805,292
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.490%	01/06/2028	605,000	557,539
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(d)	2.469%	01/11/2028	1,374,000	1,267,608
Skandinaviska Enskilda Banken AB (Banks)	(c)	5.125%	03/05/2027	351,000	350,904
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 150) (Banks)	(c)(d)	5.519%	01/19/2028	1,196,000	1,180,931
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)(d)	3.971%	03/30/2026	1,839,000	1,812,783
Standard Chartered PLC (Rate is fixed until 03/15/2028, at which point, the rate becomes USISDA05 + 197) (Banks)	(c)(d)	4.866%	03/15/2033	664,000	635,314
Swedbank AB (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 413) (Banks)	(d)	5.625%	Perpetual	200,000	199,000
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(d)	5.000%	04/02/2049	200,000	192,500
Trane Technologies Financing Ltd. (Consumer Finance)		5.250%	03/03/2033	241,000	242,737
UBS Group AG (Rate is fixed until 11/13/2028, at which point, the rate becomes H15T5Y + 475) (Capital Markets)	(c)(d)	9.250%	Perpetual	277,000	298,025
UBS Group AG (Rate is fixed until 11/13/2033, at which point, the rate becomes H15T5Y + 476) (Capital Markets)	(c)(d)	9.250%	Perpetual	216,000	241,897
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(c)(d)	4.488%	05/12/2026	267,000	263,851

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(c)(d)	2.193%	06/05/2026	$1,445,000	$1,396,417
UBS Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(c)(d)	6.373%	07/15/2026	753,000	756,643
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(c)(d)	3.127%	06/03/2032	200,000	169,451
Visa, Inc. (Financial Services)		1.900%	04/15/2027	452,000	417,242
Visa, Inc. (Financial Services)		2.050%	04/15/2030	220,000	188,900
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	1,007,000	1,016,136
Wells Fargo & Co. (Rate is fixed until 03/02/2032, at which point, the rate becomes SOFR + 150) (Banks)	(d)	3.350%	03/02/2033	765,000	663,412
					63,311,375
Health Care–0.4%
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	163,181
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,464,915
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	141,019
Bayer U.S. Finance LLC (Pharmaceuticals)	(c)	6.125%	11/21/2026	282,000	285,008
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	624,000	581,466
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	355,630
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	188,174
Cigna Group / The (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	38,465
Cigna Group / The (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	53,189
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	31,446
CVS Health Corp. (Health Care Providers & Svs.)		5.700%	06/01/2034	812,000	809,808
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	127,431
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	63,317
Humana, Inc. (Health Care Providers & Svs.)		5.375%	04/15/2031	325,000	323,275
Medline Borrower LP (Health Care Equip. & Supplies)	(c)	3.875%	04/01/2029	240,000	221,018
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	1,080,000	958,083
					5,805,425
Industrials–0.9%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	26,864
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	14,150
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	93,956
Aircastle Ltd. (Trading Companies & Distributors)	(c)	5.250%	08/11/2025	914,000	906,963
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	20,457
Aircastle Ltd. (Trading Companies & Distributors)	(c)	2.850%	01/26/2028	690,000	624,297
Boeing Co. / The (Aerospace & Defense)		3.250%	02/01/2028	150,000	137,370
Boeing Co. / The (Aerospace & Defense)	(c)	6.298%	05/01/2029	252,000	255,543
Boeing Co. / The (Aerospace & Defense)		5.150%	05/01/2030	162,000	155,566
Boeing Co. / The (Aerospace & Defense)		3.625%	02/01/2031	182,000	159,291
Boeing Co. / The (Aerospace & Defense)	(c)	6.528%	05/01/2034	364,000	372,699
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	20,554
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	24,343
CNH Industrial Capital LLC (Machinery)		5.100%	04/20/2029	734,000	731,053
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,181,261
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.500%	10/20/2025	429,529	424,327
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.750%	10/20/2028	156,000	151,930
ENA Master Trust (Transportation Infrastructure)	(c)	4.000%	05/19/2048	203,000	143,886
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,122,934
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	140,809
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	213,991
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.600%	05/01/2028	306,000	301,161
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.900%	05/01/2033	715,000	695,873
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,478,042
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	201,725
Lima Metro Line 2 Finance Ltd. (Ground Transportation)		5.875%	07/05/2034	470,363	463,221
Regal Rexnord Corp. (Electrical Equip.)		6.050%	02/15/2026	824,000	826,019
Ryder System, Inc. (Ground Transportation)		5.375%	03/15/2029	949,000	952,737
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	43,912
					11,884,934
Information Technology–1.1%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	876,053
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	536,353
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.000%	04/15/2029	36,000	34,299
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.926%	05/15/2037	180,000	169,292

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	$1,196,000	$1,141,667
Entegris, Inc. (Semiconductors & Equip.)	(c)	4.750%	04/15/2029	209,000	199,962
Infor, Inc. (Software)	(c)	1.750%	07/15/2025	1,696,000	1,626,062
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,886,843
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	784,947
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	126,661
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,597,267
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	900,757
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	102,994
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	58,907
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,127,786
VMware LLC (Software)		4.500%	05/15/2025	954,000	944,737
VMware LLC (Software)		4.650%	05/15/2027	293,000	288,364
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,422,954
Xiaomi Best Time International Ltd. (Tech. Hardware, Storage & Periph.)		2.875%	07/14/2031	640,000	534,339
					15,360,244
Materials–0.5%
AngloGold Ashanti Holdings PLC (Metals & Mining)		3.750%	10/01/2030	576,000	502,620
Braskem Netherlands Finance B.V. (Chemicals)		4.500%	01/10/2028	865,000	787,521
Celanese U.S. Holdings LLC (Chemicals)		6.350%	11/15/2028	121,000	124,325
Celanese U.S. Holdings LLC (Chemicals)		6.550%	11/15/2030	291,000	304,093
Corp. Nacional del Cobre de Chile (Metals & Mining)		6.440%	01/26/2036	936,000	966,254
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	653,253
Freeport Indonesia PT (Metals & Mining)	(c)	4.763%	04/14/2027	749,000	733,532
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	350,000	342,772
Glencore Funding LLC (Metals & Mining)	(c)	5.338%	04/04/2027	813,000	811,344
Glencore Funding LLC (Metals & Mining)	(c)	6.500%	10/06/2033	342,000	356,255
Inversiones CMPC SA (Paper & Forest Products)		6.125%	06/23/2033	242,000	246,286
Nexa Resources SA (Metals & Mining)	(c)	6.750%	04/09/2034	476,000	483,704
Stillwater Mining Co. (Metals & Mining)	(c)	4.000%	11/16/2026	300,000	273,750
Volcan Cia Minera S.A.A. (Metals & Mining)	(c)	4.375%	02/11/2026	31,000	24,001
W.R. Grace Holdings LLC (Chemicals)	(c)	4.875%	06/15/2027	551,000	531,347
					7,141,057
Real Estate–0.4%
American Tower Corp. (Specialized REITs)		3.650%	03/15/2027	75,000	71,826
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,352,405
Crown Castle, Inc. (Specialized REITs)		5.600%	06/01/2029	264,000	266,254
Crown Castle, Inc. (Specialized REITs)		5.800%	03/01/2034	279,000	281,827
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,521,815
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		4.000%	01/15/2031	501,000	449,169
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,233,622
Trust Fibra Uno (Diversified REITs)		5.250%	01/30/2026	232,000	226,472
					5,403,390
Utilities–0.7%
Aegea Finance SARL (Water Utilities)		6.750%	05/20/2029	304,000	295,624
AES Panama Generation Holdings SRL (Electric Utilities)	(c)	4.375%	05/31/2030	275,062	239,189
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	232,597	202,261
Alexander Funding Trust II (Electric Utilities)	(c)	7.467%	07/31/2028	118,000	124,862
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	603,125
American Electric Power Co., Inc. (Rate is fixed until 12/15/2034, at which point, the rate becomes H15T5Y + 268) (Electric Utilities)	(d)	6.950%	12/15/2054	440,000	437,708
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	1,002,000	882,144
Comision Federal de Electricidad (Electric Utilities)	(c)	4.688%	05/15/2029	221,000	206,925
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	155,497
Electricite de France SA (Rate is fixed until 06/15/2033, at which point, the rate becomes H15T5Y + 541) (Electric Utilities)	(c)(d)	9.125%	Perpetual	253,000	275,163
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	665,088
Enel Finance International N.V. (Electric Utilities)	(c)	7.500%	10/14/2032	800,000	884,850
Enel Finance International N.V. (Electric Utilities)	(c)	5.500%	06/26/2034	285,000	277,714
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	585,793
Engie Energia Chile SA (Electric Utilities)	(c)	6.375%	04/17/2034	200,000	202,626
NextEra Energy Capital Holdings, Inc. (Rate is fixed until 09/01/2029, at which point, the rate becomes H15T5Y + 236) (Electric Utilities)	(d)	6.700%	09/01/2054	153,000	152,942
Niagara Mohawk Power Corp. (Electric Utilities)	(c)	5.290%	01/17/2034	434,000	421,734
NRG Energy, Inc. (Electric Utilities)	(c)	7.000%	03/15/2033	760,000	802,257
Pacific Gas & Electric Co. (Electric Utilities)		5.550%	05/15/2029	221,000	221,497

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Pacific Gas & Electric Co. (Electric Utilities)		4.400%	03/01/2032	$985,000	$900,808
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	6.950%	10/15/2033	812,000	869,072
					9,406,879
Total Corporate Bonds (Cost $182,948,167)					$180,651,918

Purchased Options–7.0%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$68,208,569	December 2025	$4,500	143	$19,246,370
S&P 500 Index Call Option	40,543,555	December 2025	4,600	85	10,471,150
S&P 500 Index Call Option	76,317,280	December 2025	4,700	160	18,420,800
S&P 500 Index Call Option	60,576,841	December 2025	4,800	127	13,618,210
S&P 500 Index Call Option	42,451,487	December 2025	4,900	89	8,854,610
S&P 500 Index Call Option	47,698,300	December 2025	5,000	100	9,466,000
S&P 500 Index Call Option	14,309,490	December 2026	5,600	30	2,210,700
S&P 500 Index Put Option	14,786,473	December 2025	4,400	31	285,665
S&P 500 Index Put Option	68,208,569	December 2025	4,500	143	1,430,000
S&P 500 Index Put Option	84,425,991	December 2025	4,600	177	2,021,340
S&P 500 Index Put Option	76,317,280	December 2025	4,700	160	1,992,000
S&P 500 Index Put Option	53,422,096	December 2025	4,800	112	1,562,400
S&P 500 Index Put Option	42,451,487	December 2025	4,900	89	1,368,820
S&P 500 Index Put Option	47,698,300	December 2025	5,000	100	1,715,000
S&P 500 Index Put Option	20,033,286	December 2026	5,300	42	1,282,344
S&P 500 Index Put Option	14,309,490	December 2026	5,600	30	1,128,300
Total Purchased Options (Cost $71,434,489)					$95,073,709

Asset-Backed / Mortgage-Backed Securities–6.4%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Hardee's Funding LLC 2018-1A A23	(c)	5.710%	06/20/2048	$125,944	$120,138
Hardee's Funding LLC 2020-1A A2	(c)	3.981%	12/20/2050	130,315	118,435
					238,573
Financials–6.4%
AB Issuer LLC 2021-1 A2	(c)	3.734%	07/30/2051	312,800	276,770
ACHV ABS TRUST 2023-4CP B	(c)	7.240%	11/25/2030	1,163,000	1,169,169
ACM Auto Trust 2024-1A A	(c)	7.710%	01/21/2031	535,827	537,863
Affirm Asset Securitization Trust 2021-Z1 A	(c)	1.070%	08/15/2025	925	923
Affirm Asset Securitization Trust 2021-Z2 A	(c)	1.170%	11/16/2026	8,628	8,490
Affirm Asset Securitization Trust 2023-B A	(c)	6.820%	09/15/2028	1,400,000	1,416,679
AGL CLO 10 Ltd. 2021-10A A	(c)	TSFR3M + 139	04/15/2034	963,750	965,150
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(c)	5.300%	06/21/2028	260,527	259,868
AREIT 2022-CRE6 A	(c)	SOFR30A + 125	01/20/2037	406,673	403,369
Arivo Acceptance Auto Loan Receivables Trust 2024-1A A	(c)	6.460%	04/17/2028	223,133	223,413
Atalaya Equipment Leasing Trust 2021-1A C	(c)	2.690%	06/15/2028	300,000	294,244
Bain Capital Credit CLO 2021-4A D	(c)	TSFR3M + 336	10/20/2034	250,000	247,383
Balboa Bay Loan Funding 2020-1A AR	(c)	TSFR3M + 138	01/20/2032	1,490,811	1,490,811
Ballyrock CLO 15 Ltd. 2021-1A C	(c)	TSFR3M + 336	04/15/2034	250,000	250,660
Ballyrock CLO 17 Ltd. 2021-17A A1A	(c)	TSFR3M + 141	10/20/2034	1,000,000	1,001,562
Ballyrock CLO 17 Ltd. 2021-17A C	(c)	TSFR3M + 331	10/20/2034	250,000	250,693
BBCMS 2020-BID A	(c)	TSFR1M + 225	10/15/2037	301,000	300,750
Bellemeade Re 2021-3A A2	(c)	SOFR30A + 100	09/25/2031	286,223	286,222
Bellemeade Re 2022-1 M1C	(c)	SOFR30A + 370	01/26/2032	327,948	336,211
Bellemeade Re 2022-2 M1A	(c)	SOFR30A + 400	09/27/2032	959,476	983,981
BFLD Trust 2021-FPM A	(c)	TSFR1M + 171	06/15/2038	462,000	462,000
Brex Commercial Charge Card Master Trust 2024-1 A1	(c)	6.050%	07/15/2027	745,000	744,123
BX Commercial Mortgage Trust 2019-IMC E	(c)	TSFR1M + 220	04/15/2034	320,787	312,807
Cajun Global LLC 2021-1 A2	(c)	3.931%	11/20/2051	60,140	54,737
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	25,362	23,889
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	69,660	67,217
Carvana Auto Receivables Trust 2023-N3 A	(c)	6.410%	09/10/2027	772,877	775,105
CIFC Funding 2020-4A A	(c)	TSFR3M + 158	01/15/2034	260,000	260,484
CNH Equipment Trust 2022-C A2		5.420%	07/15/2026	306,572	306,365
College Ave Student Loans 2021-C C	(c)	3.060%	07/26/2055	136,161	121,205
COMM 2015-LC23 C		4.696%	10/10/2048	100,000	94,700
Connecticut Avenue Securities Trust 2019-R04 2B1	(c)	SOFR30A + 536	06/25/2039	723,386	772,510
Connecticut Avenue Securities Trust 2019-R06 2B1	(c)	SOFR30A + 386	09/25/2039	859,130	893,890
Connecticut Avenue Securities Trust 2021-R01 1M2	(c)	SOFR30A + 155	10/25/2041	437,560	439,498
Connecticut Avenue Securities Trust 2021-R03 1M2	(c)	SOFR30A + 165	12/25/2041	117,550	118,358

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Connecticut Avenue Securities Trust 2022-R01 1B1	(c)	SOFR30A + 315	12/25/2041	$305,277	$315,734
Connecticut Avenue Securities Trust 2022-R02 2M1	(c)	SOFR30A + 120	01/25/2042	154,295	154,343
Connecticut Avenue Securities Trust 2022-R02 2M2	(c)	SOFR30A + 300	01/25/2042	960,000	985,432
Connecticut Avenue Securities Trust 2022-R03 1M1	(c)	SOFR30A + 210	03/25/2042	871,546	886,222
Connecticut Avenue Securities Trust 2022-R03 1M2	(c)	SOFR30A + 350	03/25/2042	253,631	266,963
Connecticut Avenue Securities Trust 2022-R04 1M2	(c)	SOFR30A + 310	03/25/2042	63,262	65,895
Connecticut Avenue Securities Trust 2022-R05 2M2	(c)	SOFR30A + 300	04/25/2042	599,367	620,552
Connecticut Avenue Securities Trust 2022-R06 1M1	(c)	SOFR30A + 275	05/25/2042	976,360	1,003,710
Connecticut Avenue Securities Trust 2022-R07 1M1	(c)	SOFR30A + 295	06/25/2042	848,588	877,159
Connecticut Avenue Securities Trust 2022-R08 1M1	(c)	SOFR30A + 255	07/25/2042	811,237	834,363
Connecticut Avenue Securities Trust 2023-R01 1M1	(c)	SOFR30A + 240	12/25/2042	663,281	682,841
Connecticut Avenue Securities Trust 2023-R02 1M1	(c)	SOFR30A + 230	01/25/2043	1,284,231	1,317,034
Connecticut Avenue Securities Trust 2023-R03 2M1	(c)	SOFR30A + 250	04/25/2043	1,355,108	1,386,658
Connecticut Avenue Securities Trust 2023-R04 1M1	(c)	SOFR30A + 230	05/25/2043	923,341	948,781
Conn's Receivables Funding 2024-A A	(c)	7.050%	01/16/2029	214,967	215,172
CPS Auto Receivables Trust 2021-C D	(c)	1.690%	06/15/2027	189,276	184,230
CPS Auto Receivables Trust 2022-D A	(c)	6.090%	01/15/2027	204,125	204,237
CPS Auto Receivables Trust 2023-A A	(c)	5.540%	03/16/2026	49,928	49,921
Dext ABS 2021-1 C	(c)	2.290%	09/15/2028	264,000	250,697
Dext ABS 2021-1 D	(c)	2.810%	03/15/2029	133,000	123,132
Diamond Issuer 2021-1A B	(c)	2.701%	11/20/2051	271,624	233,511
DT Auto Owner Trust 2023-1A A	(c)	5.480%	04/15/2027	207,982	207,862
Elmwood CLO 15 Ltd. 2022-2A A1	(c)	TSFR3M + 134	04/22/2035	1,145,062	1,147,222
Elmwood CLO IX Ltd. 2021-2A D	(c)	TSFR3M + 321	07/20/2034	250,000	250,930
Enterprise Fleet Financing 2023-2 A2	(c)	5.560%	04/22/2030	864,689	864,698
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		SOFR30A + 581	04/25/2028	41,435	43,606
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		SOFR30A + 246	01/25/2031	526,860	538,715
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		SOFR30A + 211	03/25/2031	106,551	107,684
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(c)	SOFR30A + 330	11/25/2041	211,036	218,459
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(c)	SOFR30A + 200	11/25/2041	1,000,000	1,007,551
FHF Trust 2021-2A A	(c)	0.830%	12/15/2026	22,525	22,058
FHF Trust 2023-1A A2	(c)	6.570%	06/15/2028	297,174	299,009
First Investors Auto Owner Trust 2022-2A A	(c)	6.260%	07/15/2027	307,671	308,179
Flagship Credit Auto Trust 2023-1 A2	(c)	5.380%	12/15/2026	187,936	187,635
Flagship Credit Auto Trust 2023-2 A2	(c)	5.760%	04/15/2027	393,934	393,652
Flatiron CLO 2021-1A D	(c)	TSFR3M + 316	07/19/2034	250,000	250,892
Ford Credit Auto Owner Trust 2021-1 D	(c)	2.310%	10/17/2033	230,000	213,411
Foursight Capital Automobile Receivables Trust 2023-1 A2	(c)	5.430%	10/15/2026	154,963	154,857
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(c)	SOFR30A + 200	01/25/2051	24,242	24,093
Freddie Mac REMICS FHR 4981 HS	(f)	SOFR30A + 599	06/25/2050	599,515	52,287
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(c)	SOFR30A + 350	10/25/2033	278,276	313,240
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(c)	SOFR30A + 305	01/25/2034	1,000,000	1,068,877
Freddie Mac STACR REMIC Trust 2021-DNA5 M2	(c)	SOFR30A + 165	01/25/2034	392,790	395,347
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(c)	SOFR30A + 150	10/25/2041	996,342	1,001,293
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(c)	SOFR30A + 180	11/25/2041	986,480	996,622
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(c)	SOFR30A + 210	09/25/2041	1,000,000	1,008,643
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(c)	SOFR30A + 235	12/25/2041	1,046,349	1,059,236
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(c)	SOFR30A + 185	01/25/2042	1,600,000	1,617,959
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(c)	SOFR30A + 240	02/25/2042	1,437,266	1,473,158
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(c)	SOFR30A + 375	02/25/2042	295,064	309,815
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(c)	SOFR30A + 200	04/25/2042	782,801	794,481
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(c)	SOFR30A + 290	04/25/2042	1,600,000	1,662,879
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(c)	SOFR30A + 435	04/25/2042	200,000	213,532
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(c)	SOFR30A + 335	05/25/2042	1,621,038	1,701,833
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(c)	SOFR30A + 450	06/25/2042	1,331,433	1,444,311
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(c)	SOFR30A + 250	03/25/2052	722,308	735,023
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(c)	SOFR30A + 350	03/25/2042	65,368	68,696
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(c)	SOFR30A + 230	08/25/2042	1,220,978	1,251,325
Freddie Mac STACR REMIC Trust 2023-DNA1 M1A	(c)	SOFR30A + 210	03/25/2043	460,952	469,262
Freddie Mac STACR REMIC Trust 2023-HQA1 M1A	(c)	SOFR30A + 200	05/25/2043	953,100	967,503
Freddie Mac STACR REMIC Trust 2024-DNA1 M1	(c)	SOFR30A + 135	02/25/2044	903,434	906,779
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(c)	SOFR30A + 265	07/25/2042	1,187,716	1,222,513
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A	(c)	SOFR30A + 210	04/25/2043	1,463,816	1,497,984
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1B	(c)	SOFR30A + 335	06/25/2043	1,200,000	1,268,995
FREED ABS Trust 2021-2 C	(c)	1.940%	06/19/2028	43,869	43,785
Galaxy 30 CLO Ltd. 2022-30A D	(c)	TSFR3M + 335	04/15/2035	400,000	401,230
GCI Funding I LLC 2021-1 A	(c)	2.380%	06/18/2046	122,691	108,842
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(c)	TSFR3M + 133	04/20/2034	250,000	249,880

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Granite Park Equipment Leasing 2023-1A A3	(c)	6.460%	09/20/2032	$544,000	$554,376
Hertz Vehicle Financing III LLC 2022-1A C	(c)	2.630%	06/25/2026	220,000	212,544
HFX Funding Issuer 2017-1	(c)	3.622%	03/15/2035	280,000	276,600
Invesco CLO 2021-1A A1	(c)	TSFR3M + 126	04/15/2034	1,700,000	1,702,839
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.818%	08/15/2047	295,000	280,069
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	122,235
Kings Park CLO Ltd. 2021-1A A	(c)	TSFR3M + 139	01/21/2035	1,518,568	1,521,453
Kubota Credit Owner Trust 2023-1A A2	(c)	5.400%	02/17/2026	584,717	584,145
LAD Auto Receivables Trust 2022-1A A	(c)	5.210%	06/15/2027	256,280	255,431
Lendbuzz Securitization Trust 2023-1A A2	(c)	6.920%	08/15/2028	903,611	910,746
Lendbuzz Securitization Trust 2023-2A A2	(c)	7.090%	10/16/2028	397,821	401,170
Lendbuzz Securitization Trust 2023-3A A2	(c)	7.500%	12/15/2028	449,838	455,684
Lendbuzz Securitization Trust 2024-1A A1	(c)	5.789%	01/15/2025	74,786	74,789
Lobel Automobile Receivables Trust 2023-2 A	(c)	7.590%	04/16/2029	837,868	843,289
Marlette Funding Trust 2023-3A B	(c)	6.710%	09/15/2033	727,000	731,015
Mission Lane Credit Card Master Trust 2024-A A1	(c)	6.200%	08/15/2029	529,000	528,474
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	255,427
MVW 2021-2A C	(c)	2.230%	05/20/2039	185,776	170,931
Neighborly Issuer 2022-1A A2	(c)	3.695%	01/30/2052	222,870	195,975
Neighborly Issuer 2023-1A A2	(c)	7.308%	01/30/2053	823,575	829,900
Nelnet Student Loan Trust 2021-BA B	(c)	2.680%	04/20/2062	100,000	82,802
Nelnet Student Loan Trust 2021-DA C	(c)	3.500%	04/20/2062	100,000	79,114
Neuberger Berman Loan Advisers CLO 2021-42A D	(c)	TSFR3M + 306	07/16/2035	301,613	301,874
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A D	(c)	TSFR3M + 336	07/17/2035	250,000	250,686
NMEF Funding 2022-B A2	(c)	6.070%	06/15/2029	180,399	180,717
NMEF Funding 2023-A A2	(c)	6.570%	06/17/2030	1,095,649	1,101,734
Oaktown Re VII Ltd. 2021-2 M1A	(c)	SOFR30A + 160	04/25/2034	92,630	92,703
OCP CLO 2020-18A AR	(c)	TSFR3M + 135	07/20/2032	322,000	322,158
Octane Receivables Trust 2021-2A C	(c)	2.530%	05/21/2029	209,000	198,101
OneMain Direct Auto Receivables Trust 2022-1A C	(c)	5.310%	06/14/2029	1,100,000	1,081,128
Pagaya AI Debt Trust 2023-5 A	(c)	7.179%	04/15/2031	293,226	293,887
Pagaya AI Debt Trust 2024-1 A	(c)	6.660%	07/15/2031	791,795	795,320
PMT Credit Risk Transfer Trust 2019-2R A	(c)	TSFR1M + 386	05/30/2025	92,570	92,618
Regatta XIX Funding Ltd. 2022-1A A1	(c)	TSFR3M + 132	04/20/2035	616,754	617,454
Regatta XX Funding Ltd. 2021-2A A	(c)	TSFR3M + 142	10/15/2034	450,431	450,712
Regatta XXIV Funding Ltd. 2021-5A D	(c)	TSFR3M + 336	01/20/2035	450,000	451,176
Research-Driven Pagaya Motor Asset Trust 2023-3A A	(c)	7.130%	01/26/2032	1,047,212	1,052,965
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(c)	7.540%	03/25/2032	1,102,564	1,113,217
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(c)	5.380%	11/25/2030	329,342	327,561
Rockford Tower CLO 2021-1A D	(c)	TSFR3M + 326	07/20/2034	306,626	306,003
Rockford Tower CLO 2021-2A A1	(c)	TSFR3M + 142	07/20/2034	250,000	250,162
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(c)	5.281%	05/15/2032	174,188	173,278
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(c)	5.721%	08/16/2032	153,962	153,900
Santander Bank Auto Credit-Linked Notes Series 2022-C B	(c)	6.451%	12/15/2032	348,754	349,140
Santander Drive Auto Receivables Trust 2023-3 B		5.610%	07/17/2028	488,000	488,389
SEB Funding LLC 2021-1A A2	(c)	4.969%	01/30/2052	331,170	316,088
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	235,253
Signal Peak CLO 2022-12A C	(c)	TSFR3M + 345	07/18/2034	1,115,000	1,118,487
Tesla Auto Lease Trust 2024-A A3	(c)	5.300%	06/21/2027	386,000	384,991
TICP CLO XV Ltd. 2020-15A A	(c)	TSFR3M + 154	04/20/2033	1,600,000	1,601,377
Tricolor Auto Securitization Trust 2024-2A A	(c)	6.360%	12/15/2027	481,276	481,570
U.S. Bank N.A. 2023-1 B	(c)	6.789%	08/25/2032	738,797	741,836
United Auto Credit Securitization Trust 2024-1 A	(c)	6.170%	08/10/2026	157,946	158,001
VASA Trust 2021-VASA A	(c)	TSFR1M + 101	07/15/2039	460,000	425,232
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	252,358
Westlake Automobile Receivables Trust 2023-1A A2A	(c)	5.510%	06/15/2026	301,734	301,648
Westlake Automobile Receivables Trust Series 2023-P1 B	(c)	6.110%	03/15/2027	580,000	581,506
					86,415,767
Industrials–0.0%
Avis Budget Rental Car Funding AESOP LLC 2023-5A B	(c)	6.120%	04/20/2028	464,000	467,349
Total Asset-Backed / Mortgage-Backed Securities (Cost $85,597,863)					$87,121,689

U.S. Government Agency Mortgage-Backed Securities–6.0%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	07/15/2054	$3,650,277	$2,854,346
Fannie Mae or Freddie Mac UMBS TBA	2.500%	07/15/2054	13,501,145	11,022,946
Fannie Mae or Freddie Mac UMBS TBA	3.000%	07/15/2054	3,024,412	2,572,404

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	3.500%	07/15/2054	$3,942,359	$3,488,988
Fannie Mae or Freddie Mac UMBS TBA	4.000%	07/15/2054	2,881,017	2,636,018
Fannie Mae or Freddie Mac UMBS TBA	4.500%	07/15/2054	2,854,498	2,690,922
Fannie Mae or Freddie Mac UMBS TBA	5.500%	07/15/2054	7,612,000	7,507,038
Fannie Mae or Freddie Mac UMBS TBA	6.000%	07/15/2054	3,519,000	3,528,760
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	1,816	1,654
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	10,757	10,417
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	16,722	16,180
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	96,517	92,804
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	7,385	7,174
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	6,154	5,571
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	13,084	11,842
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	76,690	69,435
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	146,983	132,792
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	11,860	10,401
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	33,933	29,602
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	4,775	4,177
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	120,664	109,225
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	86,730	75,557
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	95,028	82,850
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	8,775	7,942
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	7,538	6,861
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	18,845	17,029
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	17,016	15,402
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	36,221	32,904
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	5,198	4,703
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	27,318	24,818
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	9,784	8,873
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	88,628	83,760
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	129,784	122,402
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	7,483	6,820
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	26,236	24,795
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	16,402	14,903
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	26,523	25,435
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	34,604	32,355
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	4,640	4,235
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	59,008	57,319
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	94,726	82,800
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	58,672	53,070
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	68,021	61,793
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	637,043	561,897
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	125,341	113,950
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	29,612	26,735
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	14,750	14,073
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	19,925	18,540
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	33,677	30,698
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	4,132	3,847
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	4,535	4,226
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	949,362	817,216
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	737,852	635,152
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	611,586	506,867
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	573,449	473,738
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	15,589	14,228
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	1,013,354	796,688
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	622,729	516,158
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	526,755	436,603
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	419,009	346,194
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	158,872	140,135
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	79,242	70,195
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	686,215	566,596
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	37,234	34,798
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	5,950	5,546
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	5,885,953	4,615,270
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	152,567	139,046
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	33,698	30,492
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	135,012	122,276
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	24,415	23,318
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	10,082	9,129
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	612,777	525,967
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	575,492	473,998

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	$616,702	$511,109
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	24,170	22,503
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	49,753	46,362
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	36,220	33,016
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	947,221	747,363
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	153,336	143,263
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	38,411	35,051
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	629,363	519,437
Freddie Mac Pool FR SD8213	3.000%	05/01/2052	2,745,457	2,337,954
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	115,845	101,206
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	40,496	38,208
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	14,321	13,510
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	21,774	20,519
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	18,809	17,076
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	21,026	19,031
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	37,698	34,261
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	47,670	43,098
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	27,516	25,007
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	12,300	11,173
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	8,755	7,909
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	23,833	22,524
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	11,381	10,571
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	33,824	31,901
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	76,105	70,966
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	35,873	34,711
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	14,757	12,922
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	107,655	102,477
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	150,004	135,780
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	91,221	82,585
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	15,241	13,866
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	120,285	108,796
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	7,893	7,390
Ginnie Mae II Jumbo TBA	3.000%	07/15/2054	1,154,251	1,005,551
Ginnie Mae II Jumbo TBA	4.000%	07/15/2054	263,682	243,648
Ginnie Mae II Jumbo TBA	4.500%	07/15/2054	8,761,097	8,328,470
Ginnie Mae II Jumbo TBA	5.000%	07/15/2054	8,131,040	7,916,837
Ginnie Mae II Jumbo TBA	5.500%	07/15/2054	6,478,601	6,427,416
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	2,233,305	2,216,736
Total U.S. Government Agency Mortgage-Backed Securities (Cost $83,140,428)				$81,223,101

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
Colombia Government International Bond		3.125%	04/15/2031	$1,868,000	$1,470,208
Dominican Republic International Bond	(c)	4.875%	09/23/2032	250,000	223,657
Total Sovereign Debt Issues (Cost $1,854,229)					$1,693,865

Preferred Securities–0.1%		Rate	Quantity	Value
Financials–0.1%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(d)	4.000%	455,000	$426,907
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes TSFR3M + 417) (Banks)	(d)	5.950%	142,000	141,072
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(d)	4.000%	101,000	96,725
Citigroup, Inc. DR (Rate is fixed until 11/15/2028, at which point, the rate becomes H15T5Y + 321) (Banks)	(d)	7.625%	15,000	15,618
Goldman Sachs Group, Inc. / The DR (Capital Markets)		TSFR3M + 314	195,000	195,347
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(d)	4.125%	120,000	112,230
PNC Financial Services Group, Inc. / The DR (Banks)		TSFR3M + 330	283,000	284,323
				1,272,222
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(c)(d)	7.000%	107,000	106,070
Total Preferred Securities (Cost $1,428,743)				$1,378,292

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Taxable Municipal Bonds–0.0%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$230,000	$161,401
University of California	3.071%	05/15/2051	310,000	211,926
Total Taxable Municipal Bonds (Cost $537,139)				$373,327

Rights–0.0%	Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	4,357	$4,444
Total Rights (Cost $4,444)		$4,444

Money Market Funds–3.3%		Shares	Value
State Street Institutional Liquid Reserves Fund, 5.361%	(g)	22,143,969	$22,150,613
State Street Institutional U.S. Government Money Market Fund, 5.254%	(g)	23,076,619	23,076,619
Total Money Market Funds (Cost $45,225,797)			$45,227,232
Total Investments – 102.8% (Cost $1,246,388,103)	(h)		$1,397,676,434
Liabilities in Excess of Other Assets – (2.8)%			(38,053,728)
Net Assets – 100.0%			$1,359,622,706

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.090% at 6/30/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.330% at 6/30/2024
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.330% at 6/30/2024
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 5.336% at 6/30/2024
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 5.337% at 6/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.325% at 6/30/2024
UMBS TBA:
Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.

USISDA05:
USD ICE Swap Rate 11:00am NY 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

USSW5:
USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)
Security is partially pledged as collateral for the futures contracts outstanding at June 30, 2024. The value of securities pledged totaled $18,768,577.  See also the following Schedule of Open Futures Contracts.

(c)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2024, the value of these securities totaled $143,610,524, or 10.6% of the Portfolio’s net assets.

(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2024.

(e)	100 shares per contract.
(f)	Interest-only security
(g)	Rate represents the seven-day yield at June 30, 2024.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	3,579	September 19, 2024	$390,807,183	$393,634,078	$2,826,895	$(950,673)
CBT 10-Year U.S. Ultra Bond - Long	41	September 19, 2024	4,608,074	4,654,781	46,707	(19,859)
CBT U.S. Long Bond - Long	370	September 19, 2024	43,266,394	43,775,625	509,231	(370,000)
CME E-mini S&P 500 Index - Long	81	September 20, 2024	22,318,320	22,362,075	43,755	(99,225)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts (Continued)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME Micro E-mini S&P 500 Index - Long	79	September 20, 2024	$2,157,460	$2,180,993	$23,533	$(9,902)
CBT 5-Year U.S. Treasury Note - Long	801	September 30, 2024	84,908,955	85,369,078	460,123	(87,609)
			$548,066,386	$551,976,630	$3,910,244	$(1,537,268)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 2-Year U.S. Treasury Note - Short	60	September 30, 2024	$(12,226,025)	$(12,253,125)	$(27,100)	$1,406
Total Futures Contracts			$535,840,361	$539,723,505	$3,883,144	$(1,535,862)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Corporate Bonds–30.8%		Rate	Maturity	Face Amount	Value
Communication Services–2.6%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$426,465
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	242,329
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	800,000	750,973
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	2,045,000	1,428,710
Audacy Capital Corp. (Acquired 06/28/2021, Cost $77,861) (Media)	(a)(b)	6.750%	03/31/2029	75,000	2,625
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	50,000	49,116
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	100,000	93,489
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	125,000	105,822
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	125,000	102,055
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	25,000	24,650
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	75,000	59,034
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		6.550%	06/01/2034	220,000	220,073
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	685,035
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	50,000	28,517
Comcast Corp. (Media)		3.450%	02/01/2050	1,575,000	1,111,246
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	10,632
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	29,701
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	50,000	30,004
Gray Television, Inc. (Media)	(a)	5.375%	11/15/2031	75,000	42,516
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	50,000	26,548
Interpublic Group of Cos., Inc. / The (Media)		5.375%	06/15/2033	480,000	472,953
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,023
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	100,000	95,864
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	25,000	21,176
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	543,102
Paramount Global (Media)		4.200%	05/19/2032	525,000	428,812
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	50,000	44,425
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	915,000	774,744
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	25,000	15,205
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	200,000	163,267
Sky Ltd. (Media)	(a)	3.750%	09/16/2024	375,000	373,371
Sprint LLC (Wireless Telecom. Svs.)		7.625%	03/01/2026	50,000	51,379
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	150,000	138,543
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	200,000	181,603
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	22,526
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	22,075
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.500%	04/15/2031	350,000	314,446
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.150%	04/15/2034	385,000	378,403
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	337,560
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	335,000	330,035
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	75,000	73,142
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	50,000	46,508
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,300,000	1,012,587
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	05/15/2029	200,000	182,830
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	325,000	321,065
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	414,582
Vodafone Group PLC (Wireless Telecom. Svs.)		5.750%	06/28/2054	350,000	338,954
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	175,000	165,751
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	293,628
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	391,299
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	600,000	523,697
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	720,000	585,654
					14,552,749
Consumer Discretionary–1.2%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	01/15/2028	50,000	47,159
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	50,000	50,181
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	125,000	110,038
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	75,000	73,842
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	25,000	25,589
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	75,000	78,271
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	610,102
Affinity Interactive (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	25,000	22,044
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	419,454
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	550,372
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	25,000	24,832

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	$50,000	$48,356
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	25,000	23,107
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	50,000	45,300
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	48,124
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	75,000	76,525
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	50,000	45,839
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	25,000	25,542
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	25,000	25,123
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	50,000	49,391
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	25,000	25,915
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	25,000	24,598
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	25,000	25,135
Clarios Global LP (Automobiles)	(a)	6.750%	05/15/2025	22,000	21,993
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	175,000	175,987
Daimler Truck Finance North America LLC (Automobiles)	(a)	2.000%	12/14/2026	540,000	499,093
Daimler Truck Finance North America LLC (Automobiles)	(a)	2.375%	12/14/2028	180,000	160,379
Dana Financing Luxembourg SARL (Automobile Components)	(a)	5.750%	04/15/2025	12,000	11,961
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	42,940
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	100,000	85,025
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2.950%	03/15/2031	415,000	358,784
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	25,000	21,644
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	175,000	175,810
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	49,751
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	50,000	43,269
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	810,132
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	200,000	196,804
JB Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	50,000	51,800
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	25,000	22,631
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	50,000	46,737
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	50,000	52,174
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	50,000	51,065
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	25,000	25,831
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	50,000	49,769
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	50,000	46,575
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	150,000	142,207
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	25,000	26,194
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	50,000	51,985
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	25,000	24,688
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	50,000	51,313
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	25,000	21,442
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	25,000	24,186
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	75,000	64,017
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	50,000	49,444
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	50,000	50,420
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	74,094
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	75,000	73,111
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	75,000	70,866
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	50,000	49,494
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	50,000	47,047
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	50,000	44,565
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	25,000	24,877
Velocity Vehicle Group LLC (Specialty Retail)	(a)	8.000%	06/01/2029	25,000	25,714
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	25,000	24,659
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	50,000	46,612
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	50,000	51,846
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	68,976
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	150,000	152,902
					6,735,652
Consumer Staples–1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	75,000	74,129
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(a)	3.800%	01/25/2050	625,000	466,804
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	925,000	666,223
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	300,000	264,408
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,000,000	769,984
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	75,000	76,859

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Coca-Cola Europacific Partners PLC (Beverages)	(a)	1.500%	01/15/2027	$600,000	$548,153
Coca-Cola Femsa S.A.B. de CV (Beverages)		2.750%	01/22/2030	750,000	666,120
Constellation Brands, Inc. (Beverages)		4.800%	01/15/2029	145,000	142,848
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	405,597
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	625,000	600,984
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	25,000	24,392
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	25,000	23,013
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	25,000	24,971
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	75,000	67,849
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	648,065
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	154,124
Grupo Bimbo S.A.B. de C.V. (Food Products)	(a)	4.875%	06/27/2044	925,000	828,239
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	361,965
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	400,000	395,598
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,638
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	345,643
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	475,000	366,271
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	50,000	45,520
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	915,000	712,033
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	50,000	50,065
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	825,000	685,548
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	498,069
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	50,000	47,424
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	75,000	69,680
					10,066,216
Energy–2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	25,000	24,798
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	50,000	49,154
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	75,000	72,702
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	02/01/2032	50,000	50,450
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	50,000	48,388
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	75,000	75,299
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	50,000	49,519
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	25,000	25,017
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	100,000	97,727
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	50,000	51,407
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	550,000	481,570
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	793,354
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	525,000	505,595
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	525,000	510,483
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	47,632
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	24,263
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	324,218
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	50,000	52,391
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	25,000	26,806
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	100,000	90,116
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(a)	5.681%	01/15/2034	425,000	418,160
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	100,000	96,912
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2033	490,000	512,493
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	281,138
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	50,000	45,541
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	105,969
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	750,000	715,199
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	25,000	25,235
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	459,952
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	400,000	404,120
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.550%	05/15/2034	210,000	207,833
Eni SpA (Oil, Gas & Consumable Fuels)	(a)	5.500%	05/15/2034	355,000	351,734
Eni SpA (Oil, Gas & Consumable Fuels)	(a)	5.950%	05/15/2054	225,000	220,990
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	50,000	49,237
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	50,000	47,186
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	50,000	46,752
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	75,718
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	700,000	697,728

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	$50,000	$48,413
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	50,000	50,688
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	25,000	22,948
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	75,000	72,660
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	267,777
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	25,000	25,627
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	625,000	532,882
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	50,000	50,004
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	675,000	572,187
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	25,000	25,365
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	25,000	23,855
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	51,797
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	50,000	50,088
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	78,338
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	175,000	168,026
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	553,685
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	293,462
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	550,000	603,272
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	50,000	51,363
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	300,000	296,026
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	332,034
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	420,752
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	50,000	49,463
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,812
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	25,000	23,401
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	25,000	25,849
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	50,017
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	49,570
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	24,152
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	499,043
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	100,000	100,761
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	375,000	362,879
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	75,000	64,756
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	647,865
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	219,516
					14,923,119
Financials–8.7%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	25,000	23,066
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	50,000	50,035
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.000%	10/29/2028	315,000	286,263
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.300%	01/19/2034	600,000	587,638
AIA Group Ltd. (Insurance)	(a)	4.950%	04/04/2033	260,000	255,119
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	25,000	23,394
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	100,000	101,022
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	25,000	24,842
Ally Financial, Inc. (Rate is fixed until 01/03/2029, at which point, the rate becomes SOFR + 282) (Consumer Finance)	(d)	6.848%	01/03/2030	405,000	416,152
American Express Co. (Consumer Finance)		3.300%	05/03/2027	875,000	832,482
American Honda Finance Corp. (Consumer Finance)		5.800%	10/03/2025	400,000	401,984
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	75,000	75,205
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	75,000	69,770
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	500,000	489,028
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	200,000	195,342
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	100,000	93,540
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	25,000	25,094
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (Insurance)	(a)	7.125%	05/15/2031	75,000	75,871
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes TSFR3M + 90) (Banks)	(d)	2.015%	02/13/2026	1,625,000	1,587,808
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,900,000	1,642,770
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	650,000	549,329
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	296,851
Bank of America Corp. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 165) (Banks)	(d)	5.468%	01/23/2035	495,000	494,499

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	$300,000	$290,127
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	352,034
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	200,000	208,530
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	200,000	186,617
Capital One Financial Corp. (Rate is fixed until 02/01/2033, at which point, the rate becomes SOFR + 260) (Consumer Finance)	(d)	5.817%	02/01/2034	350,000	346,408
Chubb INA Holdings LLC (Insurance)		3.350%	05/03/2026	425,000	411,249
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,800,000	1,567,445
Citigroup, Inc. (Rate is fixed until 02/13/2034, at which point, the rate becomes SOFR + 206) (Banks)	(d)	5.827%	02/13/2035	650,000	643,232
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	700,852
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	598,275
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	452,012
Comerica, Inc. (Rate is fixed until 01/30/2029, at which point, the rate becomes SOFR + 216) (Banks)	(d)	5.982%	01/30/2030	320,000	315,309
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	320,000	322,123
Corebridge Global Funding (Financial Services)	(a)	5.900%	09/19/2028	400,000	408,375
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	605,000	434,433
Fifth Third Bancorp (Rate is fixed until 01/29/2031, at which point, the rate becomes SOFR + 184) (Banks)	(d)	5.631%	01/29/2032	570,000	565,036
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	392,925
Fiserv, Inc. (Financial Services)		5.600%	03/02/2033	170,000	171,399
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	315,494
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	508,075
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	200,000	208,399
Ford Motor Credit Co. LLC (Consumer Finance)		6.798%	11/07/2028	200,000	206,659
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	193,216
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	211,335
Ford Motor Credit Co. LLC (Consumer Finance)		6.125%	03/08/2034	450,000	445,099
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	425,000	417,006
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	356,326
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	625,000	626,668
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,550,000	1,449,144
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	500,000	405,774
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(d)	5.851%	04/25/2035	550,000	563,380
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	75,000	75,173
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	948,088
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	375,000	354,638
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	25,000	25,628
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	650,000	629,628
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, at which point, the rate becomes SOFRINDX + 187) (Banks)	(d)	5.709%	02/02/2035	275,000	270,730
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2029	875,000	871,481
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	303,621
Jefferies Financial Group, Inc. (Capital Markets)		6.200%	04/14/2034	575,000	582,371
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	449,981
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	254,449
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	570,753
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	50,000	52,144
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	75,000	80,539
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	517,834
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	1,025,000	885,935
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	81,345
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	84,459
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,200,000	1,023,129
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	304,153
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	398,227

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 181) (Banks)	(d)	6.254%	10/23/2034	$100,000	$106,061
JPMorgan Chase & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 162) (Banks)	(d)	5.336%	01/23/2035	285,000	283,296
KeyCorp (Rate is fixed until 03/06/2034, at which point, the rate becomes SOFRINDX + 242) (Banks)	(d)	6.401%	03/06/2035	450,000	456,227
Lincoln National Corp. (Insurance)		3.400%	01/15/2031	60,000	52,815
M&T Bank Corp. (Rate is fixed until 10/30/2028, at which point, the rate becomes SOFR + 280) (Banks)	(d)	7.413%	10/30/2029	225,000	236,738
M&T Bank Corp. (Rate is fixed until 03/13/2031, at which point, the rate becomes SOFR + 226) (Banks)	(d)	6.082%	03/13/2032	295,000	294,044
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	400,000	370,196
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.500%	03/26/2031	50,000	51,416
Mercedes-Benz Finance North America LLC (Consumer Finance)	(a)	4.800%	03/30/2026	750,000	743,469
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	403,228
Metropolitan Life Global Funding I (Insurance)	(a)	5.150%	03/28/2033	230,000	227,143
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	788,941
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	900,000	856,717
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	236,751
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	200,866
Morgan Stanley (Rate is fixed until 07/20/2032, at which point, the rate becomes SOFR + 208) (Capital Markets)	(d)	4.889%	07/20/2033	440,000	424,164
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	191,949
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	99,496
Morgan Stanley (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 173) (Capital Markets)	(d)	5.466%	01/18/2035	140,000	139,635
Morgan Stanley (Rate is fixed until 04/19/2034, at which point, the rate becomes SOFR + 158) (Capital Markets)	(d)	5.851%	04/19/2035	200,000	205,015
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	68,829
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	50,000	45,651
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	50,000	54,037
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	399,021
Pacific Life Global Funding II (Insurance)	(a)	4.900%	01/11/2029	700,000	693,841
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	100,000	101,143
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	468,034
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	830,000	768,468
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	471,336
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	97,740
Regions Financial Corp. (Banks)		2.250%	05/18/2025	345,000	334,580
Regions Financial Corp. (Rate is fixed until 06/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(d)	5.722%	06/06/2030	330,000	329,803
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	2.875%	10/15/2026	50,000	46,694
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	75,000	68,034
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	50,000	42,134
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	50,000	46,308
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	337,009
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	184,110
Synovus Bank (Banks)		5.625%	02/15/2028	600,000	579,721
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	591,489
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	180,131
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	550,000	551,378
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.122%	01/26/2034	100,000	95,777
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	300,000	302,279
Truist Financial Corp. (Rate is fixed until 01/24/2034, at which point, the rate becomes SOFR + 192) (Banks)	(d)	5.711%	01/24/2035	140,000	139,389
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	625,000	589,361
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	400,000	405,561

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	$100,000	$99,277
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	125,000	126,956
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	252,268
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	1,675,000	1,449,663
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	529,025
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	148,285
Wells Fargo & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 206) (Banks)	(d)	6.491%	10/23/2034	200,000	213,211
Wells Fargo & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 178) (Banks)	(d)	5.499%	01/23/2035	500,000	498,247
					49,311,323
Health Care–2.9%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	497,432
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	625,016
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	50,000	47,465
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	600,000	522,708
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	339,009
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	352,093
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	440,000	433,331
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	769,921
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	183,885
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	75,000	71,370
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	25,000	22,734
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	25,000	20,813
Bayer U.S. Finance LLC (Pharmaceuticals)	(a)	3.375%	10/08/2024	775,000	769,402
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	364,000	320,698
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	127,122
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	900,000	579,800
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	230,563
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	1,025,000	989,790
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	223,854
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	197,853
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	182,388
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	50,000	47,739
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	25,000	23,280
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	25,000	17,494
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	75,000	61,837
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	50,000	50,658
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	525,000	499,888
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	418,412
CVS Health Corp. (Health Care Providers & Svs.)		6.050%	06/01/2054	300,000	294,211
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	501,876
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	580,000	560,090
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	25,000	21,730
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	505,000	548,021
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	191,388
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	172,595
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	114,545
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	401,027
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	535,000	528,597
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	75,000	70,101
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	75,000	65,904
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	50,000	46,045
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	175,000	167,007
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	25,000	25,283
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	25,000	26,990
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	392,997
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	341,012
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	265,242
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.125%	01/15/2028	75,000	72,748
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	777,000	476,164
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	436,656
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	295,371
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	470,727

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	$75,000	$74,625
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	23,282
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,375
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	345,494
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	463,120
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	800,000	521,308
					16,566,086
Industrials–4.0%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	570,000	577,134
Air Lease Corp. (Trading Companies & Distributors)		5.100%	03/01/2029	300,000	296,834
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	800,000	763,066
Allegion PLC (Building Products)		3.500%	10/01/2029	885,000	817,192
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	75,000	75,195
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	2,000	1,994
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	200,000	175,077
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	25,000	23,340
Artera Services LLC (Construction & Engineering)	(a)	8.500%	02/15/2031	25,000	25,737
Ashtead Capital, Inc. (Trading Companies & Distributors)	(a)	5.550%	05/30/2033	405,000	394,617
Ashtead Capital, Inc. (Trading Companies & Distributors)	(a)	5.800%	04/15/2034	200,000	198,480
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	700,000	451,765
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	125,000	121,125
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	50,000	50,450
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	963,372
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	250,000	214,032
Boeing Co. / The (Aerospace & Defense)	(a)	6.528%	05/01/2034	220,000	225,258
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	315,420
Boeing Co. / The (Aerospace & Defense)	(a)	6.858%	05/01/2054	230,000	236,020
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	50,000	50,524
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	25,000	25,183
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	466,765
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	335,280
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	25,000	24,510
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	83,030
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	175,000	149,271
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	64,741
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	485,986
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	135,677
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	260,000	278,367
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	125,000	116,008
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	625,000	598,527
Concentrix Corp. (Professional Svs.)		6.650%	08/02/2026	245,000	247,539
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	50,000	42,742
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	50,000	46,441
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	125,000	125,975
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	25,000	25,312
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	718,414
ERAC U.S.A. Finance LLC (Ground Transportation)	(a)	4.600%	05/01/2028	150,000	147,628
ERAC U.S.A. Finance LLC (Ground Transportation)	(a)	4.900%	05/01/2033	215,000	209,249
ERAC U.S.A. Finance LLC (Ground Transportation)	(a)	5.200%	10/30/2034	600,000	594,190
Experian Finance PLC (Professional Svs.)	(a)	4.250%	02/01/2029	350,000	336,752
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	100,000	88,745
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	50,000	47,778
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	50,000	45,616
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	75,000	76,308
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	692,536
GXO Logistics, Inc. (Air Freight & Logistics)		2.650%	07/15/2031	770,000	624,372
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	75,000	69,408
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	25,000	22,557
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	430,000	426,145
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	75,000	75,359
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	440,000	424,303
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	243,680
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	910,000	857,378
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	110,954
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	280,000	281,823
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	50,000	46,877
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	25,000	23,316
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	125,000	116,300

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Masco Corp. (Building Products)		3.500%	11/15/2027	$400,000	$377,986
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	25,000	25,283
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	50,000	50,356
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	25,000	23,072
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	776,968
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(a)	3.450%	07/01/2024	500,000	500,000
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(a)	5.350%	01/12/2027	125,000	124,767
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	780,000	771,899
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	651,288
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	75,000	75,262
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	75,000	76,991
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	100,000	98,471
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	25,000	25,217
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	650,000	622,808
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	200,000	196,388
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	08/15/2028	25,000	25,306
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	25,000	25,126
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	25,000	25,521
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	50,000	50,503
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	496,528
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	443,084
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	75,000	72,690
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	24,226
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	22,304
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	36,306
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	576,796
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	6.500%	06/15/2027	50,000	49,796
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	100,000	101,794
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	25,000	25,090
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	75,000	72,367
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	50,000	50,001
Xylem, Inc. (Machinery)		2.250%	01/30/2031	755,000	633,476
					22,635,344
Information Technology–1.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	566,665
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	612,017
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	328,024
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	200,000	184,140
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	50,000	50,039
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	269,167
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.469%	04/15/2034	585,000	498,709
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.187%	11/15/2036	15,000	11,870
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	50,000	51,635
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	448,393
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	50,000	50,767
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	75,000	74,629
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	50,000	48,016
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	100,000	97,022
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	25,000	25,481
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	100,000	94,637
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	25,000	24,384
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	50,000	46,682
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	75,000	68,480
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	25,000	23,919
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	50,000	49,503
Fortinet, Inc. (Software)		1.000%	03/15/2026	720,000	668,354
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	50,000	51,227
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	25,000	24,478
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	50,000	50,773
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	216,088
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	575,000	543,586
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	200,000	184,771
Microchip Technology, Inc. (Semiconductors & Equip.)		5.050%	03/15/2029	395,000	391,836
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	25,000	23,605
NCR Voyix Corp. (Software)	(a)	5.250%	10/01/2030	50,000	45,700
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	25,000	25,946
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	50,000	44,779
Oracle Corp. (Software)		6.250%	11/09/2032	600,000	635,046

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Oracle Corp. (Software)		3.600%	04/01/2050	$900,000	$629,887
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	25,000	25,406
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	100,000	87,191
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	497,341
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	25,000	26,813
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	89,000	101,517
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	46,497
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	50,000	45,306
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	362,428
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	75,000	68,818
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	75,000	75,940
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	552,310
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	50,000	42,228
VMware LLC (Software)		1.400%	08/15/2026	240,000	220,987
VMware LLC (Software)		2.200%	08/15/2031	190,000	154,384
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	515,000	481,367
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	50,000	50,563
					9,999,351
Materials–1.3%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	400,000	364,085
Anglo American Capital PLC (Metals & Mining)	(a)	2.875%	03/17/2031	775,000	658,558
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	200,000	169,251
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,659
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,134
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	21,144
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	50,000	46,219
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	50,000	44,087
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	25,000	24,717
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	275,000	269,130
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	50,000	46,859
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,089
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	50,000	45,950
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	550,000	540,965
Glencore Funding LLC (Metals & Mining)	(a)	1.625%	04/27/2026	475,000	444,074
Glencore Funding LLC (Metals & Mining)	(a)	3.375%	09/23/2051	550,000	356,577
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	50,000	44,811
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	22,319
International Flavors & Fragrances, Inc. (Chemicals)	(a)	1.832%	10/15/2027	450,000	401,773
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	50,000	51,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	50,000	50,032
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	50,000	45,713
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	200,000	211,594
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,923
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	25,000	24,957
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	25,000	25,029
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	675,000	671,673
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	525,000	507,612
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	50,000	46,991
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	25,000	24,860
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	25,000	25,740
Smurfit Kappa Treasury ULC (Containers & Packaging)	(a)	5.777%	04/03/2054	500,000	497,196
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	125,000	121,508
Steel Dynamics, Inc. (Metals & Mining)		5.375%	08/15/2034	300,000	294,866
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	225,000	223,322
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	25,000	24,108
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	50,000	46,085
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	650,000	622,416
					7,128,026
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	1,030,000	774,896
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	700,000	592,012
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	691,526
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	627,290
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	478,380
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	1,000,000	663,971
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	413,669
Host Hotels & Resorts LP (Hotel & Resort REITs)		5.700%	07/01/2034	400,000	393,107

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	$50,000	$50,880
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	561,642
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	711,239
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	25,000	24,200
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	50,000	45,591
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	25,000	26,018
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	220,027
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	785,480
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	50,000	51,704
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	25,000	25,002
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	753,865
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	06/15/2025	25,000	24,673
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	326,787
W.P. Carey, Inc. (Diversified REITs)		5.375%	06/30/2034	500,000	486,309
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	465,227
					9,193,495
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	882,455
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	378,600
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	13,000	12,947
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	311,830
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	25,000	23,752
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.125%	03/15/2028	50,000	48,087
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	50,000	46,665
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	25,000	22,094
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	408,132
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	93,772
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	115,000	122,060
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	623,949
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	473,092
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	825,000	634,506
Electricite de France SA (Electric Utilities)	(a)	6.250%	05/23/2033	445,000	460,339
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	383,591
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	329,152
Enel Finance International N.V. (Electric Utilities)	(a)	2.250%	07/12/2031	750,000	611,700
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	643,660
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,102,626
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	119,152
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	217,313
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	450,000	448,560
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	320,000	268,486
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	572,848
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	511,544
NextEra Energy Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	25,000	25,637
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	104,886
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	494,890
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	49,610
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	3,000	2,576
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	191,914
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	611,377
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	552,587
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	700,000	678,674
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	49,479
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	25,000	22,513
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	75,000	71,638
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	75,000	78,264
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	75,000	73,962
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	50,000	52,069
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	167,568
					12,978,556
Total Corporate Bonds (Cost $192,093,415)					$174,089,917

U.S. Treasury Obligations–28.6%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	3.000%	07/31/2024	$8,000,000	$7,984,221
U.S. Treasury Note	4.750%	07/31/2025	4,000,000	3,985,781
U.S. Treasury Note	0.375%	12/31/2025	3,000,000	2,805,586
U.S. Treasury Note	0.875%	06/30/2026	18,000,000	16,697,813

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
U.S. Treasury Obligations (Continued)		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.625%	07/31/2026	$2,400,000	$2,207,813
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,239,141
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,592,324
U.S. Treasury Note	(e)	0.500%	04/30/2027	3,600,000	3,217,359
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,004,453
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,422,539
U.S. Treasury Note		3.875%	11/30/2027	20,500,000	20,110,019
U.S. Treasury Note		1.250%	03/31/2028	575,000	512,087
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	1,978,828
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,205,299
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,618,391
U.S. Treasury Note		2.375%	03/31/2029	500,000	457,402
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,562,750
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,707,957
U.S. Treasury Note		1.125%	02/15/2031	405,000	331,198
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,096,563
U.S. Treasury Note		4.500%	11/15/2033	7,500,000	7,569,141
U.S. Treasury Note		4.000%	02/15/2034	3,000,000	2,911,875
U.S. Treasury Note		1.375%	11/15/2040	525,000	331,263
U.S. Treasury Note		1.875%	02/15/2041	180,000	123,166
U.S. Treasury Note		4.000%	11/15/2042	1,600,000	1,474,500
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,277,393
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,300,898
U.S. Treasury Note		2.875%	05/15/2052	30,800,000	22,574,234
U.S. Treasury Note		4.000%	11/15/2052	2,800,000	2,550,844
U.S. Treasury Note		4.125%	08/15/2053	5,500,000	5,121,660
Total U.S. Treasury Obligations (Cost $177,564,082)					$161,972,498

U.S. Government Agency Mortgage-Backed Securities–27.9%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$842,425	$762,488
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,512,770	2,336,584
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,295,869	1,068,129
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,439,962	2,862,577
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,501,735	4,358,898
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,860,937	1,466,355
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,043,618	866,433
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,211,058	2,531,076
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,336,889	2,621,816
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,412,344	1,166,360
Fannie Mae Pool FN BU3058	2.500%	12/01/2051	5,558,245	4,553,195
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,714,040	2,682,903
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	964,844	933,200
Fannie Mae Pool FN BW9916	5.000%	10/01/2052	668,959	646,973
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,481,809	1,463,676
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	854,352	791,669
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,256,967	1,126,779
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,675,173	1,383,877
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,633,031	2,261,516
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,648,342	1,300,822
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,175,035	1,798,706
Fannie Mae Pool FN CA9390	2.500%	03/01/2051	2,704,401	2,209,312
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	4,883,813	4,004,721
Fannie Mae Pool FN CB3026	3.500%	03/01/2052	2,522,937	2,234,054
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,405,347	4,240,477
Fannie Mae Pool FN CB3586	3.000%	05/01/2052	3,484,169	2,977,569
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	1,911,365	1,650,180
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	992,947	900,001
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	617,918	579,102
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,689,486	4,514,428
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,464,550	2,124,330
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,788,325	2,407,295
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,762,686	2,293,642
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,113,347	923,113
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,781,435	2,493,559
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,938,835	3,366,397
Fannie Mae Pool FN FS2041	2.000%	08/01/2051	3,567,616	2,806,542
Fannie Mae Pool FN FS2099	1.500%	04/01/2052	1,214,891	908,026
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,107,304	1,045,421
Fannie Mae Pool FN FS4377	3.000%	04/01/2052	1,782,292	1,517,718
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,924,872	2,948,233

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	$1,494,760	$1,173,756
Fannie Mae Pool FN MA4562	2.000%	03/01/2052	8,356,556	6,554,872
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	679,723	622,884
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	754,663	691,008
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,344,433	1,369,009
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,492,455	1,496,905
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,475,834	2,395,804
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	737,974	715,142
Freddie Mac Pool FR QF5585	4.500%	11/01/2052	725,797	685,822
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,189,837	4,111,576
Freddie Mac Pool FR RA5286	2.500%	05/01/2051	4,341,148	3,552,207
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,164,545	1,704,818
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	2,549,744	2,272,409
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,958,002	1,720,262
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,951,817	1,764,060
Freddie Mac Pool FR SB8153	2.000%	05/01/2037	2,946,301	2,588,561
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	788,518	675,183
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,928,796	1,592,878
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	4,627,980	4,138,973
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	917,605	841,060
Freddie Mac Pool FR SD2018	3.000%	11/01/2050	1,685,424	1,442,769
Freddie Mac Pool FR SD4550	2.500%	10/01/2053	1,848,743	1,510,907
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	636,444	611,043
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	1,915,150	1,432,006
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,470,306	1,160,359
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	2,660,151	2,275,657
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	685,254	628,185
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	571,619	506,257
Freddie Mac Pool FR SD8219	2.500%	06/01/2052	1,131,633	924,929
Freddie Mac Pool FR SD8273	3.500%	11/01/2052	3,952,891	3,500,275
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,870,350	1,875,916
Freddie Mac Pool FR SD8395	5.500%	01/01/2054	1,337,560	1,319,370
Freddie Mac Pool FR SD8409	6.000%	03/01/2054	1,317,721	1,321,649
Freddie Mac Pool FR SD8439	6.000%	06/01/2054	1,487,647	1,492,082
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	626,706	552,756
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,192,057	1,042,547
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	3,009,130	2,931,241
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	3,234,572	2,989,012
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	846,210	804,771
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,411,630	1,401,168
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	870,698	874,876
Ginnie Mae II Pool G2 MA9105	5.000%	08/20/2053	1,359,277	1,323,931
Total U.S. Government Agency Mortgage-Backed Securities (Cost $175,188,032)				$157,717,047

Investment Companies–8.1%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $3,046,662)	(f)(g)	340,213	$2,970,058
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $17,522,731)	(f)(g)	2,094,661	17,595,155
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 04/10/2024, Cost $25,222,113)	(g)(h)	2,859,577	25,278,663
Total Investment Companies (Cost $45,791,506)			$45,843,876

Asset-Backed / Mortgage-Backed Securities–2.9%		Rate	Maturity	Face Amount	Value
Financials–2.9%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$180,000	$177,838
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	169,969
BANK 2022-BNK40 A4		3.506%	03/15/2064	660,000	580,591
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,380,000	1,390,090
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	927,711
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	476,561
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	96,535
Chesapeake Funding II LLC 2020-1A D	(a)	2.830%	08/15/2032	150,000	149,561
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	337,162
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	336,591
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	399,171
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(a)	2.500%	08/25/2052	1,727,277	1,371,363
Home Partners of America 2022-1 B	(a)	4.330%	04/17/2039	729,361	700,423
J.P. Morgan Mortgage Trust 2022-1 A2	(a)	3.000%	07/25/2052	1,281,126	1,060,632
JP Morgan Mortgage Trust 2022-2 A3	(a)	2.500%	08/25/2052	1,736,384	1,378,594
JP Morgan Mortgage Trust 2022-3 A3	(a)	2.500%	08/25/2052	1,701,156	1,350,624

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
MMAF Equipment Finance LLC 2020-A A5	(a)	1.560%	10/09/2042	$750,000	$671,943
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	114,532	103,778
Progress Residential 2022-SFR1 E1	(a)	3.930%	02/17/2041	900,000	801,575
Progress Residential 2022-SFR2 D	(a)	3.945%	04/17/2027	1,000,000	939,692
Progress Residential 2022-SFR4 B	(a)	4.788%	05/17/2041	800,000	774,280
Progress Residential 2023-SFR2 D	(a)	4.500%	10/17/2040	150,000	139,965
Progress Residential 2023-SFR2 E1	(a)	4.750%	10/17/2040	200,000	183,579
Progress Residential 2024-SFR1 D	(a)	3.750%	02/17/2041	500,000	450,948
Santander Consumer Auto Receivables Trust 2020-BA D	(a)	2.140%	12/15/2026	400,859	397,990
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	177,204	175,748
Sierra Timeshare 2020-2A A	(a)	1.330%	07/20/2037	109,454	105,756
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	286,918	262,857
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	247,677
Total Asset-Backed / Mortgage-Backed Securities (Cost $17,993,548)					$16,159,204

Sovereign Debt Issues–0.2%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$625,000	$590,702
Mexico Government International Bond		4.500%	01/31/2050	775,000	580,956
Total Sovereign Debt Issues (Cost $1,474,617)					$1,171,658
Total Investments – 98.5% (Cost $610,105,200)	(i)				$556,954,200
Other Assets in Excess of Liabilities – 1.5%					8,491,896
Net Assets – 100.0%					$565,446,096

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.330% at 6/30/2024
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.330% at 6/30/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.145% at 6/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.325% at 6/30/2024

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2024, the value of these securities totaled $43,694,231, or 7.7% of the Portfolio’s net assets.

(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2024.

(e)
Security is partially pledged as collateral for the futures contracts outstanding at June 30, 2024.  The value of securities pledged totaled $1,072,453.  See also the following Schedule of Open Futures Contracts.

(f)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(g)	Represents a security deemed to be restricted. At June 30, 2024, the value of restricted securities in the Portfolio totaled $45,843,876, or 8.1% of the Portfolio’s net assets.
(h)
Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	80	September 19, 2024	$8,718,296	$8,798,750	$80,454	$(21,250)
CBT 10-Year U.S. Ultra Bond - Long	53	September 19, 2024	5,957,901	6,017,156	59,255	(25,672)
CBT 2-Year U.S. Treasury Note - Long	250	September 30, 2024	50,925,002	51,054,688	129,686	(5,861)
CBT 5-Year U.S. Treasury Note - Long	465	September 30, 2024	49,338,273	49,558,828	220,555	(50,859)
			$114,939,472	$115,429,422	$489,950	$(103,642)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	182	September 19, 2024	$(22,476,129)	$(22,812,563)	$(336,434)	$301,438
CBT U.S. Long Bond - Short	4	September 19, 2024	(468,196)	(473,250)	(5,054)	15,306
			$(22,944,325)	$(23,285,813)	$(341,488)	$316,744
Total Futures Contracts			$91,995,147	$92,143,609	$148,462	$213,102
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–6.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)		37,339	$6,801,299
Alphabet, Inc. Class C (Interactive Media & Svs.)		26,947	4,942,619
AT&T, Inc. (Diversified Telecom. Svs.)		36,708	701,490
Electronic Arts, Inc. (Entertainment)		87,762	12,227,880
Take-Two Interactive Software, Inc. (Entertainment)	(a)	32,566	5,063,687
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		33,212	5,851,290
Verizon Communications, Inc. (Diversified Telecom. Svs.)		209,492	8,639,450
			44,227,715
Consumer Discretionary–7.8%
Amazon.com, Inc. (Broadline Retail)	(a)	42,870	8,284,627
AutoZone, Inc. (Specialty Retail)	(a)	2,270	6,728,507
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	34,750	2,177,087
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,004	971,822
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		14,247	7,356,154
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		24,019	5,240,946
McDonald's Corp. (Hotels, Restaurants & Leisure)		27,040	6,890,874
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	8,468	8,942,716
Ulta Beauty, Inc. (Specialty Retail)	(a)	5,532	2,134,633
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		26,364	3,492,175
			52,219,541
Consumer Staples–18.3%
Altria Group, Inc. (Tobacco)		294,936	13,434,335
Brown-Forman Corp. Class B (Beverages)		22,761	983,048
Church & Dwight Co., Inc. (Household Products)		93,081	9,650,638
Clorox Co. / The (Household Products)		17,434	2,379,218
Coca-Cola Co. / The (Beverages)		25,071	1,595,769
Colgate-Palmolive Co. (Household Products)		56,423	5,475,288
Constellation Brands, Inc. Class A (Beverages)		7,598	1,954,813
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,516	7,238,515
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,390	361,950
General Mills, Inc. (Food Products)		93,927	5,941,822
Hershey Co. / The (Food Products)		3,517	646,530
Hormel Foods Corp. (Food Products)		123,748	3,773,077
J.M. Smucker Co. / The (Food Products)		8,096	882,788
Kellanova (Food Products)		71,999	4,152,902
Kenvue, Inc. (Personal Care Products)		505,266	9,185,736
Keurig Dr Pepper, Inc. (Beverages)		22,125	738,975
Kimberly-Clark Corp. (Household Products)		47,029	6,499,408
Kraft Heinz Co. / The (Food Products)		38,226	1,231,642
Kroger Co. / The (Consumer Staples Distribution & Retail)		270,285	13,495,330
Mondelez International, Inc. Class A (Food Products)		25,577	1,673,759
Monster Beverage Corp. (Beverages)	(a)	60,410	3,017,480
PepsiCo, Inc. (Beverages)		7,383	1,217,678
Philip Morris International, Inc. (Tobacco)		3,116	315,744
Procter & Gamble Co. / The (Household Products)		5,659	933,282
Tyson Foods, Inc. Class A (Food Products)		29,267	1,672,316
Walmart, Inc. (Consumer Staples Distribution & Retail)		341,413	23,117,074
			121,569,117
Financials–10.0%
Aon PLC Class A (Insurance)		10,977	3,222,628
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arch Capital Group Ltd. (Insurance)	(a)	81,856	$8,258,452
Arthur J. Gallagher & Co. (Insurance)		21,430	5,557,013
Assurant, Inc. (Insurance)		20,338	3,381,192
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	20,207	8,220,207
Brown & Brown, Inc. (Insurance)		29,068	2,598,970
CBOE Global Markets, Inc. (Capital Markets)		28,379	4,826,133
CME Group, Inc. (Capital Markets)		9,460	1,859,836
FactSet Research Systems, Inc. (Capital Markets)		4,407	1,799,246
Fiserv, Inc. (Financial Services)	(a)	20,657	3,078,719
Globe Life, Inc. (Insurance)		16,799	1,382,222
Intercontinental Exchange, Inc. (Capital Markets)		2,055	281,309
Loews Corp. (Insurance)		71,341	5,332,026
Marsh & McLennan Cos., Inc. (Insurance)		20,186	4,253,594
Mastercard, Inc. Class A (Financial Services)		3,431	1,513,620
Travelers Cos., Inc. / The (Insurance)		26,308	5,349,469
Visa, Inc. (Financial Services)		6,423	1,685,845
W.R. Berkley Corp. (Insurance)		37,458	2,943,450
Willis Towers Watson PLC (Insurance)		3,299	864,800
			66,408,731
Health Care–24.2%
AbbVie, Inc. (Biotechnology)		119,772	20,543,293
Amgen, Inc. (Biotechnology)		34,447	10,762,965
Becton Dickinson & Co. (Health Care Equip. & Supplies)		51,187	11,962,914
Biogen, Inc. (Biotechnology)	(a)	4,181	969,239
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	47,482	3,656,589
Bristol-Myers Squibb Co. (Pharmaceuticals)		264,198	10,972,143
Cencora, Inc. (Health Care Providers & Svs.)		38,644	8,706,493
Eli Lilly & Co. (Pharmaceuticals)		976	883,651
Gilead Sciences, Inc. (Biotechnology)		142,839	9,800,184
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	48,135	3,085,454
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	53,145	3,946,016
Humana, Inc. (Health Care Providers & Svs.)		14,623	5,463,884
Incyte Corp. (Biotechnology)	(a)	68,910	4,177,324
Johnson & Johnson (Pharmaceuticals)		91,300	13,344,408
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		4,398	895,037
McKesson Corp. (Health Care Providers & Svs.)		27,699	16,177,324
Merck & Co., Inc. (Pharmaceuticals)		124,786	15,448,507
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,463	3,407,950
Pfizer, Inc. (Pharmaceuticals)		44,895	1,256,162
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		40,155	5,496,416
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	6,218	6,535,305
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,472	1,258,891
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		427	78,965
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,535	2,125,645
			160,954,759
Industrials–11.8%
AMETEK, Inc. (Electrical Equip.)		19,350	3,225,838
Broadridge Financial Solutions, Inc. (Professional Svs.)		4,841	953,677
Builders FirstSource, Inc. (Building Products)	(a)	2,802	387,825
Cintas Corp. (Commercial Svs. & Supplies)		4,215	2,951,596
Copart, Inc. (Commercial Svs. & Supplies)	(a)	58,876	3,188,724
Fortive Corp. (Machinery)		5,397	399,918
GE Vernova, Inc. (Electrical Equip.)	(a)	5,390	924,439
General Electric Co. (Aerospace & Defense)		5,776	918,211

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Howmet Aerospace, Inc. (Aerospace & Defense)		9,591	$744,549
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3,790	933,591
Ingersoll Rand, Inc. (Machinery)		24,276	2,205,232
L3Harris Technologies, Inc. (Aerospace & Defense)		12,165	2,732,016
Leidos Holdings, Inc. (Professional Svs.)		54,031	7,882,042
Lockheed Martin Corp. (Aerospace & Defense)		37,946	17,724,577
Northrop Grumman Corp. (Aerospace & Defense)		10,204	4,448,434
Republic Services, Inc. (Commercial Svs. & Supplies)		49,665	9,651,896
Rollins, Inc. (Commercial Svs. & Supplies)		96,988	4,732,044
Snap-on, Inc. (Machinery)		6,081	1,589,512
TransDigm Group, Inc. (Aerospace & Defense)		1,436	1,834,648
Verisk Analytics, Inc. (Professional Svs.)		12,789	3,447,275
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,280	1,154,867
Waste Management, Inc. (Commercial Svs. & Supplies)		30,429	6,491,723
			78,522,634
Information Technology–19.1%
Akamai Technologies, Inc. (IT Svs.)	(a)	39,174	3,528,794
Apple, Inc. (Tech. Hardware, Storage & Periph.)		143,771	30,281,048
Arista Networks, Inc. (Communications Equip.)	(a)	855	299,660
F5, Inc. (Communications Equip.)	(a)	4,672	804,659
Fair Isaac Corp. (Software)	(a)	4,228	6,294,055
Gartner, Inc. (IT Svs.)	(a)	2,434	1,093,012
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Gen Digital, Inc. (Software)		1,987	$49,635
International Business Machines Corp. (IT Svs.)		74,843	12,944,097
Microsoft Corp. (Software)		76,589	34,231,454
NVIDIA Corp. (Semiconductors & Equip.)		195,680	24,174,307
Oracle Corp. (Software)		4,877	688,632
Palo Alto Networks, Inc. (Software)	(a)	1,034	350,536
PTC, Inc. (Software)	(a)	9,572	1,738,945
Roper Technologies, Inc. (Software)		8,528	4,806,892
ServiceNow, Inc. (Software)	(a)	206	162,054
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,204	1,631,068
VeriSign, Inc. (IT Svs.)	(a)	22,611	4,020,236
			127,099,084
Materials–0.1%
Sherwin-Williams Co. / The (Chemicals)		2,119	632,373
Utilities–1.3%
Ameren Corp. (Multi-Utilities)		12,844	913,337
Atmos Energy Corp. (Gas Utilities)		17,531	2,044,991
CenterPoint Energy, Inc. (Multi-Utilities)		35,467	1,098,768
Consolidated Edison, Inc. (Multi-Utilities)		26,193	2,342,178
DTE Energy Co. (Multi-Utilities)		12,010	1,333,230
NRG Energy, Inc. (Electric Utilities)		15,344	1,194,684
			8,927,188
Total Common Stocks (Cost $579,363,535)			$660,561,142
Total Investments – 99.2% (Cost $579,363,535)	(b)		$660,561,142
Other Assets in Excess of Liabilities – 0.8%			5,139,298
Net Assets – 100.0%			$665,700,440

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Common Stocks–97.6%		Shares	Value
Communication Services–5.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)		11,305	$2,073,563
Comcast Corp. Class A (Media)		64,245	2,515,834
Electronic Arts, Inc. (Entertainment)		18,636	2,596,554
			7,185,951
Consumer Discretionary–4.8%
Aptiv PLC (Automobile Components)	(a)	11,909	838,632
BorgWarner, Inc. (Automobile Components)		34,950	1,126,788
D.R. Horton, Inc. (Household Durables)		4,982	702,113
LKQ Corp. (Distributors)		22,854	950,498
Ross Stores, Inc. (Specialty Retail)		16,432	2,387,898
			6,005,929
Consumer Staples–7.5%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		2,771	1,057,303
Philip Morris International, Inc. (Tobacco)		36,550	3,703,611
Walmart, Inc. (Consumer Staples Distribution & Retail)		67,453	4,567,243
			9,328,157
Energy–8.6%
Cactus, Inc. Class A (Energy Equip. & Svs.)		8,801	464,165
ChampionX Corp. (Energy Equip. & Svs.)		23,745	788,571
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,463	1,480,203
ConocoPhillips (Oil, Gas & Consumable Fuels)		11,722	1,340,762
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		20,526	2,583,608
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		29,716	1,073,936
Phillips 66 (Oil, Gas & Consumable Fuels)		21,942	3,097,552
			10,828,797
Financials–20.7%
American International Group, Inc. (Insurance)		9,393	697,336
Axis Capital Holdings Ltd. (Insurance)		31,524	2,227,171
Bank OZK (Banks)		3,695	151,495
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	11,015	4,480,902
Citigroup, Inc. (Banks)		37,363	2,371,056
Fiserv, Inc. (Financial Services)	(a)	22,668	3,378,439
JPMorgan Chase & Co. (Banks)		23,186	4,689,600
Mastercard, Inc. Class A (Financial Services)		4,149	1,830,373
MetLife, Inc. (Insurance)		10,409	730,608
MGIC Investment Corp. (Financial Services)		43,450	936,347
Wells Fargo & Co. (Banks)		74,986	4,453,419
			25,946,746
Health Care–18.6%
Amgen, Inc. (Biotechnology)		5,573	1,741,284
Cencora, Inc. (Health Care Providers & Svs.)		16,024	3,610,207
Elevance Health, Inc. (Health Care Providers & Svs.)		7,949	4,307,245
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		26,712	2,081,399
Gilead Sciences, Inc. (Biotechnology)		18,051	1,238,479
Merck & Co., Inc. (Pharmaceuticals)		24,577	3,042,633
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,475	4,703,359
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Roche Holding AG – ADR (Pharmaceuticals)		29,988	$1,039,684
United Therapeutics Corp. (Biotechnology)	(a)	4,939	1,573,319
			23,337,609
Industrials–17.5%
A. O. Smith Corp. (Building Products)		10,881	889,848
Allegion PLC (Building Products)		7,932	937,166
Builders FirstSource, Inc. (Building Products)	(a)	6,181	855,512
Curtiss-Wright Corp. (Aerospace & Defense)		2,033	550,902
Dover Corp. (Machinery)		4,817	869,228
EMCOR Group, Inc. (Construction & Engineering)		2,170	792,224
Emerson Electric Co. (Electrical Equip.)		15,827	1,743,502
Ferguson PLC (Trading Companies & Distributors)		8,486	1,643,314
Generac Holdings, Inc. (Electrical Equip.)	(a)	4,451	588,511
J.B. Hunt Transport Services, Inc. (Ground Transportation)		7,902	1,264,320
nVent Electric PLC (Electrical Equip.)		15,250	1,168,302
Oshkosh Corp. (Machinery)		11,484	1,242,569
PACCAR, Inc. (Machinery)		9,516	979,577
Robert Half, Inc. (Professional Svs.)		28,990	1,854,780
RTX Corp. (Aerospace & Defense)		20,069	2,014,727
Textron, Inc. (Aerospace & Defense)		12,973	1,113,862
United Parcel Service, Inc. Class B (Air Freight & Logistics)		8,316	1,138,045
Veralto Corp. (Commercial Svs. & Supplies)		14,356	1,370,567
Westinghouse Air Brake Technologies Corp. (Machinery)		5,301	837,823
			21,854,779
Information Technology–9.6%
Accenture PLC Class A (IT Svs.)		7,456	2,262,225
Cisco Systems, Inc. (Communications Equip.)		9,834	467,213
QUALCOMM, Inc. (Semiconductors & Equip.)		18,711	3,726,857
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		12,154	2,112,487
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		10,352	1,557,251
Texas Instruments, Inc. (Semiconductors & Equip.)		9,436	1,835,585
			11,961,618
Materials–3.6%
CF Industries Holdings, Inc. (Chemicals)		7,219	535,072
LyondellBasell Industries N.V. Class A (Chemicals)		8,281	792,161
PPG Industries, Inc. (Chemicals)		10,052	1,265,446
Steel Dynamics, Inc. (Metals & Mining)		15,027	1,945,997
			4,538,676
Real Estate–1.0%
Public Storage (Specialized REITs)		4,230	1,216,759
Total Common Stocks (Cost $103,445,611)			$122,205,021
Total Investments – 97.6% (Cost $103,445,611)	(b)		$122,205,021
Other Assets in Excess of Liabilities – 2.4%			3,025,502
Net Assets – 100.0%			$125,230,523

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Balanced Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Exchange Traded Funds–98.0%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		1,044,691	$52,798,683
iShares Core MSCI EAFE ETF		475,405	34,533,419
iShares Core MSCI Emerging Markets ETF		263,302	14,094,556
iShares Core S&P 500 ETF		185,615	101,574,097
iShares Core U.S. Aggregate Bond ETF		2,144,768	208,192,630
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	26,706,837
iShares MSCI EAFE ETF		332,276	26,027,179
iShares MSCI Emerging Markets ETF		89,968	3,831,737
iShares Russell 1000 ETF		263,153	78,298,544
iShares Russell 1000 Value ETF		62,490	10,902,630
Total Exchange Traded Funds (Cost $499,439,255)			$556,960,312
Total Investments – 98.0% (Cost $499,439,255)	(a)		$556,960,312
Other Assets in Excess of Liabilities – 2.0%	(b)		11,494,384
Net Assets – 100.0%			$568,454,696

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $3,384,856 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	268	September 16, 2024	$17,838,782	$17,910,440	$71,658	$56,280
EUR Currency Future - Long	98	September 16, 2024	13,217,492	13,171,200	(46,292)	7,963
CAD Currency Future - Long	199	September 17, 2024	14,518,686	14,566,800	48,114	5,970
CBT 10-Year U.S. Treasury Note - Long	299	September 19, 2024	32,476,324	32,885,328	409,004	(79,422)
MOD S&P TSX 60 Index - Long	48	September 19, 2024	9,127,497	9,196,155	68,658	(39,186)
CME E-mini S&P 500 Index - Long	20	September 20, 2024	5,502,921	5,521,500	18,579	(24,500)
EUX Euro Stoxx 50 Index - Long	118	September 20, 2024	6,197,205	6,225,092	27,887	(15,141)
MSCI EAFE Index - Long	29	September 20, 2024	3,382,522	3,397,640	15,118	4,640
MSCI Emerging Markets Index - Long	213	September 20, 2024	11,499,071	11,589,330	90,259	21,300
			$113,760,500	$114,463,485	$702,985	$(62,096)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	September 16, 2024	$(1,050,122)	$(1,022,531)	$27,591	$325
EUR Currency Future - Short	3	September 16, 2024	(404,636)	(403,200)	1,436	(244)
CBT U.S. Ultra Bond - Short	135	September 19, 2024	(16,571,702)	(16,921,406)	(349,704)	223,594
CBT U.S. Long Bond - Short	103	September 19, 2024	(12,004,509)	(12,186,188)	(181,679)	103,000
			$(30,030,969)	$(30,533,325)	$(502,356)	$326,675
Total Futures Contracts			$83,729,531	$83,930,160	$200,629	$264,579
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Moderate Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Exchange Traded Funds–99.3%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		68,041	$3,438,792
iShares Core MSCI EAFE ETF		733,294	53,266,476
iShares Core MSCI Emerging Markets ETF		434,746	23,271,953
iShares Core S&P 500 ETF		268,048	146,683,907
iShares Core U.S. Aggregate Bond ETF		1,777,792	172,570,173
iShares MSCI EAFE ETF		171,847	13,460,776
iShares MSCI Emerging Markets ETF		115,281	4,909,818
iShares Russell 1000 ETF		205,454	61,130,783
iShares Russell 1000 Value ETF		56,553	9,866,802
Total Exchange Traded Funds (Cost $392,289,815)			$488,599,480
Total Investments – 99.3% (Cost $392,289,815)	(a)		$488,599,480
Other Assets in Excess of Liabilities – 0.7%	(b)		3,582,548
Net Assets – 100.0%			$492,182,028

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $2,344,669 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	225	September 16, 2024	$14,976,590	$15,036,750	$60,160	$47,250
EUR Currency Future - Long	78	September 16, 2024	10,520,045	10,483,200	(36,845)	6,338
CAD Currency Future - Long	159	September 17, 2024	11,600,357	11,638,800	38,443	4,770
MOD S&P TSX 60 Index - Long	51	September 19, 2024	9,697,966	9,770,915	72,949	(41,636)
CME E-mini S&P 500 Index - Long	3	September 20, 2024	825,438	828,225	2,787	(3,675)
EUX Euro Stoxx 50 Index - Long	99	September 20, 2024	5,199,237	5,222,747	23,510	(12,703)
MSCI EAFE Index - Long	42	September 20, 2024	4,898,825	4,920,720	21,895	6,720
MSCI Emerging Markets Index - Long	86	September 20, 2024	4,643,253	4,679,260	36,007	8,600
			$62,361,711	$62,580,617	$218,906	$15,664
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	117	September 19, 2024	$(14,361,396)	$(14,665,219)	$(303,823)	$193,782
CBT U.S. Long Bond - Short	85	September 19, 2024	(9,906,634)	(10,056,563)	(149,929)	85,000
			$(24,268,030)	$(24,721,782)	$(453,752)	$278,782
Total Futures Contracts			$38,093,681	$37,858,835	$(234,846)	$294,446
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

Exchange Traded Funds–98.6%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		201,578	$10,187,752
iShares Core MSCI EAFE ETF		1,051,441	76,376,674
iShares Core MSCI Emerging Markets ETF		611,134	32,714,003
iShares Core S&P 500 ETF		339,689	185,888,012
iShares Core U.S. Aggregate Bond ETF		693,890	67,355,902
iShares MSCI EAFE ETF		107,703	8,436,376
iShares MSCI Emerging Markets ETF		94,839	4,039,193
iShares Russell 1000 ETF		164,834	49,044,708
iShares Russell 1000 Value ETF		45,759	7,983,573
Total Exchange Traded Funds (Cost $333,166,650)			$442,026,193
Total Investments – 98.6% (Cost $333,166,650)	(a)		$442,026,193
Other Assets in Excess of Liabilities – 1.4%	(b)		6,218,496
Net Assets – 100.0%			$448,244,689

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $2,790,814 of cash pledged as collateral for the futures contracts outstanding at June 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	199	September 16, 2024	$13,245,961	$13,299,170	$53,209	$41,790
EUR Currency Future - Long	68	September 16, 2024	9,171,321	9,139,200	(32,121)	5,525
CAD Currency Future - Long	216	September 17, 2024	15,758,978	15,811,203	52,225	6,480
MOD S&P TSX 60 Index - Long	70	September 19, 2024	13,310,934	13,411,060	100,126	(57,147)
CME E-mini S&P 500 Index - Long	46	September 20, 2024	12,656,719	12,699,450	42,731	(56,350)
EUX Euro Stoxx 50 Index - Long	88	September 20, 2024	4,621,672	4,642,442	20,770	(11,291)
MSCI EAFE Index - Long	4	September 20, 2024	466,555	468,640	2,085	640
MSCI Emerging Markets Index - Long	28	September 20, 2024	1,511,724	1,523,480	11,756	2,800
			$70,743,864	$70,994,645	$250,781	$(67,553)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	105	September 19, 2024	$(12,888,390)	$(13,161,094)	$(272,704)	$173,906
CBT U.S. Long Bond - Short	82	September 19, 2024	(9,556,988)	(9,701,625)	(144,637)	82,000
			$(22,445,378)	$(22,862,719)	$(417,341)	$255,906
Total Futures Contracts			$48,298,486	$48,131,926	$(166,560)	$188,353
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2024 (Unaudited)

Open-End Mutual Funds–37.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	64,403	$1,895,382
DFA International Core Equity Portfolio Institutional	364,333	5,727,310
PIMCO Low Duration Institutional	2,476,553	22,685,232
PIMCO Total Return Institutional	2,895,829	24,585,587
Vanguard International Growth Fund Admiral Class	17,173	1,884,259
Western Asset Core Plus Bond IS	1,441,938	13,236,989
Total Open-End Mutual Funds		$70,014,759
Total Investments in Securities of Unaffiliated Issuers – 37.1% (Cost $77,152,199)		$70,014,759
Total Investments in Affiliates – 62.9% (Cost $112,670,699) (see schedule below)		118,708,317
Liabilities in Excess of Other Assets – 0.0%		(84,494)
Net Assets – 100.0%		$188,638,582

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at June 30, 2024	Value at June 30, 2024
Open-End Mutual Funds – 62.9%
AVIP AB Mid Cap Core Portfolio	(a)	$1,965,298	$94,211	$271,864	$(217,803)	$314,417	$ —	61,337	$1,884,259
AVIP AB Relative Value Portfolio	(a)	1,965,298	48,688	293,378	43,933	119,718	—	156,370	1,884,259
AVIP AB Small Cap Portfolio	(a)	1,965,298	125,264	270,246	37,290	26,653	—	146,749	1,884,259
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,861,191	159,410	999,619	208,670	307,384	—	461,828	7,537,036
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,930,595	103,753	889,047	(77,544)	700,761	—	100,307	3,768,518
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,895,893	146,720	893,971	52,357	451,778	—	289,293	5,652,777
AVIP Bond Portfolio	(a)	15,722,381	432,833	1,075,663	(16,601)	11,122	—	889,326	15,074,072
AVIP Federated Core Plus Bond Portfolio	(a)	29,479,465	858,556	1,904,490	(223,169)	53,523	—	3,133,468	28,263,885
AVIP Federated High Income Bond Portfolio	(a)	9,826,488	195,391	815,321	15,581	199,156	—	483,143	9,421,295
AVIP Nasdaq-100® Index Portfolio	(a)	1,965,298	105,396	497,654	139,431	171,788	—	91,513	1,884,259
AVIP S&P 500® Index Portfolio	(a)	27,514,167	602,608	5,562,525	1,749,108	2,076,268	—	590,280	26,379,626
AVIP S&P MidCap 400® Index Portfolio	(a)	13,757,084	687,091	2,071,663	(86,301)	903,602	—	605,315	13,189,813
Fidelity Advisor® Real Estate I	(a)	1,965,298	232,884	264,581	(59,189)	9,847	6,064	113,990	1,884,259
Total Open-End Mutual Funds					$1,565,763	$5,346,017	$6,064		$118,708,317

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2024 (Unaudited)

Open-End Mutual Funds–31.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	516,157	$15,190,501
DFA International Core Equity Portfolio Institutional	2,433,361	38,252,428
PIMCO Low Duration Institutional	6,616,028	60,602,819
PIMCO Total Return Institutional	8,033,699	68,206,108
Vanguard International Growth Fund Admiral Class	137,632	15,101,029
Western Asset Core Plus Bond IS	4,127,257	37,888,214
Total Open-End Mutual Funds		$235,241,099
Total Investments in Securities of Unaffiliated Issuers – 31.1% (Cost $252,180,719)		$235,241,099
Total Investments in Affiliates – 68.9% (Cost $465,716,368) (see schedule below)		520,985,507
Liabilities in Excess of Other Assets – 0.0%		(269,984)
Net Assets – 100.0%		$755,956,622

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at June 30, 2024	Value at June 30, 2024
Open-End Mutual Funds – 68.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,761,879	$178,376	$771,896	$(293,353)	$675,509	$ —	245,785	$7,550,515
AVIP AB Relative Value Portfolio	(a)	31,047,515	208,042	3,654,458	543,721	2,057,238	—	2,506,395	30,202,058
AVIP AB Small Cap Portfolio	(a)	7,761,879	281,402	744,521	(673,209)	924,964	—	588,046	7,550,515
AVIP BlackRock Advantage International Equity Portfolio	(a)	54,333,150	312,332	5,410,261	262,926	3,355,455	—	3,238,579	52,853,602
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	15,523,757	35,757	2,946,260	213,220	2,274,555	—	401,944	15,101,029
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,761,879	90,630	1,737,268	492,331	942,943	—	684,543	7,550,515
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	31,047,515	95,480	3,619,871	957,407	1,721,527	—	1,545,653	30,202,058
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	15,523,757	663,963	1,822,791	(90,476)	826,576	—	649,786	15,101,029
AVIP Bond Portfolio	(a)	46,571,272	1,772,292	3,028,689	(106,422)	94,634	—	2,672,748	45,303,087
AVIP Federated Core Plus Bond Portfolio	(a)	77,618,786	3,243,840	4,912,596	(588,560)	143,676	—	8,370,859	75,505,146
AVIP Federated High Income Bond Portfolio	(a)	23,285,636	704,185	1,855,828	72,551	445,000	—	1,161,618	22,651,544
AVIP Nasdaq-100® Index Portfolio	(a)	7,761,879	145,925	1,597,513	(516,369)	1,756,593	—	366,708	7,550,515
AVIP S&P 500® Index Portfolio	(a)	124,190,058	155,015	20,974,804	6,556,938	10,881,026	—	2,703,250	120,808,233
AVIP S&P MidCap 400® Index Portfolio	(a)	77,618,786	2,083,402	8,854,965	1,636,089	3,021,834	—	3,465,128	75,505,146
Fidelity Advisor® Real Estate I	(a)	7,761,879	815,335	821,741	(316,845)	111,887	24,313	456,776	7,550,515
Total Open-End Mutual Funds					$8,149,949	$29,233,417	$24,313		$520,985,507

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2024 (Unaudited)

Open-End Mutual Funds–22.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	988,913	$29,103,699
DFA International Core Equity Portfolio Institutional	6,526,627	102,598,568
PIMCO Low Duration Institutional	4,753,375	43,540,917
PIMCO Total Return Institutional	8,550,974	72,597,771
Vanguard International Growth Fund Admiral Class	263,694	28,932,475
Western Asset Core Plus Bond IS	4,744,438	43,553,944
Total Open-End Mutual Funds		$320,327,374
Total Investments in Securities of Unaffiliated Issuers – 22.1% (Cost $321,937,817)		$320,327,374
Total Investments in Affiliates – 77.9% (Cost $991,436,168) (see schedule below)		1,128,366,528
Liabilities in Excess of Other Assets – 0.0%		(494,216)
Net Assets – 100.0%		$1,448,199,686

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at June 30, 2024	Value at June 30, 2024
Open-End Mutual Funds – 77.9%
AVIP AB Mid Cap Core Portfolio	(a)	$14,811,234	$249,265	$1,318,687	$(478,514)	$1,202,940	$ —	470,906	$14,466,238
AVIP AB Relative Value Portfolio	(a)	74,056,170	372,780	8,302,066	1,230,261	4,974,043	—	6,002,588	72,331,188
AVIP AB Small Cap Portfolio	(a)	29,622,468	944,668	2,584,479	(5,766,916)	6,716,734	—	2,253,308	28,932,475
AVIP BlackRock Advantage International Equity Portfolio	(a)	118,489,871	1,345,860	11,994,186	586,323	7,302,032	—	7,091,293	115,729,900
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	59,244,936	73,220	10,949,408	1,406,278	8,089,924	—	1,540,190	57,864,950
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	29,622,468	327,046	6,495,399	1,835,677	3,642,683	—	2,623,071	28,932,475
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	88,867,403	187,082	9,924,753	1,710,590	5,957,103	—	4,442,038	86,797,425
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	44,433,702	1,630,927	4,759,333	(1,086,140)	3,179,557	—	1,867,415	43,398,713
AVIP Bond Portfolio	(a)	59,244,936	2,819,384	4,181,534	(467,563)	449,727	—	3,413,861	57,864,950
AVIP Federated Core Plus Bond Portfolio	(a)	103,678,637	5,290,766	7,104,644	(859,365)	258,269	—	11,226,570	101,263,663
AVIP Federated High Income Bond Portfolio	(a)	29,622,468	1,160,566	2,508,659	90,117	567,983	—	1,483,717	28,932,475
AVIP Nasdaq-100® Index Portfolio	(a)	29,622,468	436,575	5,855,573	(2,139,881)	6,868,886	—	1,405,171	28,932,475
AVIP S&P 500® Index Portfolio	(a)	281,413,444	—	46,058,031	12,516,512	26,986,588	—	6,150,336	274,858,513
AVIP S&P MidCap 400® Index Portfolio	(a)	177,734,807	3,973,838	18,731,031	3,451,276	7,165,960	—	7,966,721	173,594,850
Fidelity Advisor® Real Estate I	(a)	14,811,234	1,468,219	1,416,248	(402,854)	5,887	46,439	875,151	14,466,238
Total Open-End Mutual Funds					$11,625,801	$83,368,316	$46,439		$1,128,366,528

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2024 (Unaudited)

Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	354,924	$10,445,430
DFA International Core Equity Portfolio Institutional	2,007,759	31,561,964
PIMCO Low Duration Institutional	379,108	3,472,630
PIMCO Total Return Institutional	818,389	6,948,122
Vanguard International Growth Fund Admiral Class	63,093	6,922,598
Total Open-End Mutual Funds		$59,350,744
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $55,549,259)		$59,350,744
Total Investments in Affiliates – 82.9% (Cost $250,757,879) (see schedule below)		287,287,816
Liabilities in Excess of Other Assets – 0.0%		(135,737)
Net Assets – 100.0%		$346,502,823

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at June 30, 2024	Value at June 30, 2024
Open-End Mutual Funds – 82.9%
AVIP AB Mid Cap Core Portfolio	(a)	$3,432,499	$70,255	$207,890	$(76,081)	$242,516	$ —	112,672	$3,461,299
AVIP AB Relative Value Portfolio	(a)	20,594,996	42,118	1,594,631	223,140	1,502,171	—	1,723,468	20,767,794
AVIP AB Small Cap Portfolio	(a)	10,297,498	361,517	599,845	(1,431,714)	1,756,441	—	808,715	10,383,897
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,757,493	749,604	2,955,814	127,773	2,395,233	—	2,332,983	38,074,289
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,594,996	2,745	3,167,072	215,134	3,121,991	—	552,776	20,767,794
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,864,999	119,683	1,348,878	381,907	904,887	—	627,615	6,922,598
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	24,027,495	147,433	2,025,921	159,001	1,921,085	—	1,239,974	24,229,093
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,729,997	487,972	1,011,341	(235,637)	874,205	—	595,749	13,845,196
AVIP Bond Portfolio	(a)	6,864,999	550,694	492,543	(70,932)	70,380	—	408,413	6,922,598
AVIP Federated Core Plus Bond Portfolio	(a)	10,297,498	861,648	718,010	(44,727)	(12,512)	—	1,151,208	10,383,897
AVIP Federated High Income Bond Portfolio	(a)	3,432,499	243,736	292,884	(1,276)	79,224	—	177,503	3,461,299
AVIP Nasdaq-100® Index Portfolio	(a)	10,297,498	263,964	1,847,223	(673,347)	2,343,005	—	504,317	10,383,897
AVIP S&P 500® Index Portfolio	(a)	65,217,487	6,722	8,709,321	2,396,299	6,853,493	—	1,471,575	65,764,680
AVIP S&P MidCap 400® Index Portfolio	(a)	48,054,991	1,171,933	3,629,486	668,161	2,192,587	—	2,223,873	48,458,186
Fidelity Advisor® Real Estate I	(a)	3,432,499	388,100	267,158	(81,450)	(10,692)	11,079	209,395	3,461,299
Total Open-End Mutual Funds					$1,556,251	$24,234,014	$11,079		$287,287,816

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$209,825,841	$409,917,739	$338,912,495	$129,651,607	$111,743,796	$77,920,517	$1,206,659,680	$194,450,664	$116,899,638
Cash	5,678,571	3,858,590	6,992,781	1,412,158	523,817	551,829	2,480,689	2,793,192	2,926,404
Cash subject to usage restrictions	—	188,800	233,220	—	—	—	288,349	142,780	—
Foreign currencies, at value	—	—	366,303	48,917	—	2,386	—	173	—
Receivable for securities sold	419,744	6,018,633	10,921,804	142,731	989,265	4,010,105	9,981,236	5,071,691	180,042
Receivable for fund shares sold	29,484	342,227	1,808,775	6,475	151,765	67,244	101,903	6,680	10,841
Receivable for variation margin on futures contracts	—	—	9,120	—	—	—	—	—	—
Dividends and accrued interest receivable	2,475,323	1,149,824	343,705	25,846	60,250	62,172	625,221	178,203	2,060,526
Foreign tax reclaim receivable	—	—	1,686,031	726	—	—	—	124,190	—
Prepaid expenses and other assets	2,602	5,008	4,777	2,137	2,056	1,460	15,739	2,810	1,334
Total assets	218,431,565	421,480,821	361,279,011	131,290,597	113,470,949	82,615,713	1,220,152,817	202,770,383	122,078,785
Liabilities:
Payable for securities purchased	—	5,170,148	11,145,817	276,773	640,886	4,219,361	—	5,141,064	350,000
Payable for fund shares redeemed	354,911	347,342	59,428	58,823	71,195	24,543	7,043,969	647,137	676,813
Payable for investment management services	98,391	170,305	204,178	71,492	67,219	45,858	338,442	108,736	72,973
Payable for variation margin on futures contracts	—	20,820	—	—	—	—	20,296	14,317	—
Accrued custody expense	959	9,045	52,482	5,203	9,265	8,832	15,394	2,964	918
Accrued professional fees	8,149	8,225	8,202	8,109	8,105	8,091	8,542	8,139	8,109
Accrued accounting fees	7,558	13,135	10,052	3,545	4,586	4,199	26,135	5,289	11,515
Accrued administration fees	8,378	8,148	17,894	7,988	8,304	8,648	8,669	8,564	8,453
Other liabilities	2,687	4,313	3,797	1,892	1,818	1,526	10,929	2,547	2,142
Withholding tax payable	—	—	5,864	3,176	74	—	1,049	—	—
Total liabilities	481,033	5,751,481	11,507,714	437,001	811,452	4,321,058	7,473,425	5,938,757	1,130,923
Net assets	$217,950,532	$415,729,340	$349,771,297	$130,853,596	$112,659,497	$78,294,655	$1,212,679,392	$196,831,626	$120,947,862
Net assets consist of:
Paid in capital	232,417,923	319,126,154	323,576,063	81,878,071	125,112,897	78,030,015	516,013,984	163,174,337	134,591,477
Total distributable earnings	(14,467,391)	96,603,186	26,195,234	48,975,525	(12,453,400)	264,640	696,665,408	33,657,289	(13,643,615)
Net assets	$217,950,532	$415,729,340	$349,771,297	$130,853,596	$112,659,497	$78,294,655	$1,212,679,392	$196,831,626	$120,947,862
*Investments in securities of unaffiliated issuers, at cost	$231,817,644	$350,853,488	$304,664,481	$102,269,108	$104,533,641	$74,231,589	$675,756,850	$180,371,067	$122,717,574
Foreign currencies, at cost	$ —	$ —	$363,404	$48,953	$ —	$2,230	$ —	$178	$ —
Shares outstanding, par value, $1 per share	12,859,246	11,323,474	21,426,847	70,514,479	8,775,631	2,549,069	27,132,339	10,075,429	6,203,277
Authorized Fund shares allocated to Portfolio	22,000,000	20,000,000	35,000,000	134,000,000	17,000,000	6,000,000	50,000,000	21,000,000	13,000,000
Net asset value per share	$16.95	$36.71	$16.32	$1.86	$12.84	$30.72	$44.69	$19.54	$19.50
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP AB Risk Managed Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$272,978,385	$337,448,552	$135,281,753	$521,239,394	$497,810,766	$1,397,676,434	$556,954,200	$660,561,142	$122,205,021
Cash	1,792,983	4,200,275	2,326,918	3,935,789	3,835,039	21,169,225	5,034,054	5,547,889	3,340,053
Cash subject to usage restrictions	—	188,800	110,500	104,159	194,700	—	—	—	—
Receivable for securities sold	—	5,844,120	15,062,049	1,111,516	70,643,942	47,089	2,033,420	—	121,225
Receivable for fund shares sold	30,273	41,824	58,232	2,425,584	3,605	27,602	34,044	28,558	—
Receivable for variation margin on futures contracts	—	—	—	6,112	—	—	213,102	—	—
Dividends and accrued interest receivable	41,726	155,549	26,161	500,988	91,911	5,313,700	4,134,617	528,434	103,369
Foreign tax reclaim receivable	—	—	—	—	—	—	1,127	—	39,701
Prepaid expenses and other assets	3,728	4,627	2,036	7,122	6,475	16,879	7,227	9,342	2,028
Total assets	274,847,095	347,883,747	152,867,649	529,330,664	572,586,438	1,424,250,929	568,411,791	666,675,365	125,811,397
Liabilities:
Payable for securities purchased	—	5,191,491	15,739,995	—	67,971,983	61,518,559	1,816,850	—	—
Payable for fund shares redeemed	1,255,671	1,635,125	173,354	184,258	1,355,506	605,016	857,505	622,634	489,251
Payable for investment management services	82,328	179,480	86,432	150,933	270,038	882,751	236,426	312,869	66,141
Payable for variation margin on futures contracts	11,225	21,435	4,925	—	29,278	1,535,862	—	—	—
Accrued custody expense	4,627	3,856	3,168	13,953	4,505	16,292	4,608	2,905	2,450
Accrued professional fees	8,165	8,193	8,114	8,275	8,250	10,043	9,735	8,330	8,110
Accrued accounting fees	6,137	7,324	4,719	13,694	9,778	39,114	26,637	13,676	3,118
Accrued administration fees	8,268	8,509	8,400	8,210	8,405	8,202	8,356	7,975	8,318
Other liabilities	3,055	3,683	2,036	5,461	4,860	12,215	5,578	6,536	1,918
Withholding tax payable	727	—	—	—	—	169	—	—	1,568
Total liabilities	1,380,203	7,059,096	16,031,143	384,784	69,662,603	64,628,223	2,965,695	974,925	580,874
Net assets	$273,466,892	$340,824,651	$136,836,506	$528,945,880	$502,923,835	$1,359,622,706	$565,446,096	$665,700,440	$125,230,523
Net assets consist of:
Paid in capital	86,905,474	224,557,947	141,090,565	405,576,796	278,154,745	1,178,795,334	645,894,295	553,280,564	102,192,814
Total distributable earnings	186,561,418	116,266,704	(4,254,059)	123,369,084	224,769,090	180,827,372	(80,448,199)	112,419,876	23,037,709
Net assets	$273,466,892	$340,824,651	$136,836,506	$528,945,880	$502,923,835	$1,359,622,706	$565,446,096	$665,700,440	$125,230,523
*Investments in securities of unaffiliated issuers, at cost	$154,902,780	$258,871,553	$136,972,186	$444,543,704	$400,198,671	$1,246,388,103	$610,105,200	$579,363,535	$103,445,611
Shares outstanding, par value, $1 per share	13,279,057	9,070,613	5,887,600	24,270,065	45,575,409	89,391,373	62,674,367	57,395,778	10,388,821
Authorized Fund shares allocated to Portfolio	27,000,000	19,000,000	12,000,000	41,000,000	82,000,000	170,000,000	115,000,000	105,000,000	20,000,000
Net asset value per share	$20.59	$37.57	$23.24	$21.79	$11.03	$15.21	$9.02	$11.60	$12.05
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	AVIP iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio	AVIP iShares Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$556,960,312	$488,599,480	$442,026,193	$70,014,759	$235,241,099	$320,327,374	$59,350,744
Investments in affiliates, at value**	—	—	—	118,708,317	520,985,507	1,128,366,528	287,287,816
Cash	3,085,307	1,182,359	1,347,845	—	—	—	—
Cash subject to usage restrictions	3,384,856	2,344,669	2,790,814	—	—	—	—
Foreign currencies, at value	233,732	180,684	574,678	—	—	—	—
Receivable for securities sold	5,181,026	—	1,800,310	600,208	4,195,048	7,067,402	2,309,554
Receivable for fund shares sold	14,217	6,752	1,460	267	6,794	161,271	420
Receivable for variation margin on futures contracts	264,579	294,446	188,353	—	—	—	—
Dividends and accrued interest receivable	—	—	—	250,085	1,040,101	1,916,832	509,232
Prepaid expenses and other assets	7,998	6,667	6,029	3,068	10,701	19,584	4,763
Total assets	569,132,027	492,615,057	448,735,682	189,576,704	761,479,250	1,457,858,991	349,462,529
Liabilities:
Cash overdraft	—	—	—	117,167	314,536	253,555	36,855
Payable for securities purchased	—	—	—	490,684	2,756,383	8,528,922	2,725,692
Payable for fund shares redeemed	390,150	181,756	260,138	242,728	2,171,079	363,077	56,663
Payable for investment management services	257,690	222,842	202,479	62,141	249,991	476,951	113,863
Accrued custody expense	4,692	4,009	4,356	2,987	3,124	3,096	2,830
Accrued professional fees	7,123	7,091	7,071	6,967	7,201	7,481	7,030
Accrued accounting fees	4,147	4,471	4,482	3,848	3,856	3,856	3,852
Accrued administration fees	7,882	7,879	7,879	9,171	9,171	9,171	9,171
Other liabilities	5,647	4,981	4,588	2,429	7,287	13,196	3,750
Total liabilities	677,331	433,029	490,993	938,122	5,522,628	9,659,305	2,959,706
Net assets	$568,454,696	$492,182,028	$448,244,689	$188,638,582	$755,956,622	$1,448,199,686	$346,502,823
Net assets consist of:
Paid in capital	510,843,638	361,778,121	307,465,870	188,089,215	717,304,093	1,348,713,621	320,618,838
Total distributable earnings	57,611,058	130,403,907	140,778,819	549,367	38,652,529	99,486,065	25,883,985
Net assets	$568,454,696	$492,182,028	$448,244,689	$188,638,582	$755,956,622	$1,448,199,686	$346,502,823
*Investments in securities of unaffiliated issuers, at cost	$499,439,255	$392,289,815	$333,166,650	$77,152,199	$252,180,719	$321,937,817	$55,549,259
**Investments in affiliates, at cost	$ —	$ —	$ —	$112,670,699	$465,716,368	$991,436,168	$250,757,879
Foreign currencies, at cost	$234,639	$202,751	$599,231	$ —	$ —	$ —	$ —
Shares outstanding, par value, $1 per share	56,162,907	37,298,310	32,220,193	17,064,889	67,022,172	124,531,289	29,063,610
Authorized Fund shares allocated to Portfolio	123,000,000	70,000,000	65,000,000	28,000,000	107,000,000	200,000,000	48,000,000
Net asset value per share	$10.12	$13.20	$13.91	$11.05	$11.28	$11.63	$11.92
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2024 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Investment income:
Interest	$4,726,438	$2,004,728	$157,143	$14,813	$17,310	$13,716	$151,620	$67,541	$3,946,592
Dividends from unaffiliated issuers, net of taxes withheld*	—	2,039,031	6,452,271	297,537	565,734	513,524	8,486,047	2,108,844	—
Total investment income	4,726,438	4,043,759	6,609,414	312,350	583,044	527,240	8,637,667	2,176,385	3,946,592
Expenses:
Management fees	600,688	1,029,878	1,250,908	419,661	415,727	282,975	2,027,301	666,920	447,345
Custodian fees	2,857	37,481	143,578	18,009	29,733	27,126	45,828	8,628	2,722
Directors' fees	8,512	15,899	13,550	4,737	4,356	3,033	45,997	7,682	4,756
Professional fees	10,788	12,096	11,704	10,129	10,072	9,828	17,489	10,649	10,118
Accounting fees	22,751	39,897	32,833	10,768	13,852	12,595	79,749	16,090	34,612
Administration fees	14,413	17,125	26,777	10,816	12,572	12,485	17,490	12,412	12,943
Printing and filing fees	8,047	10,127	8,463	6,200	5,736	5,645	17,533	6,843	7,568
Compliance expense	5,130	5,130	5,130	5,130	5,130	5,130	5,130	5,130	5,130
Other	2,638	6,055	5,303	1,269	1,712	1,179	16,874	2,925	1,495
Total expenses	675,824	1,173,688	1,498,246	486,719	498,890	359,996	2,273,391	737,279	526,689
Net investment income (loss)	4,050,614	2,870,071	5,111,168	(174,369)	84,154	167,244	6,364,276	1,439,106	3,419,903
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(998,898)	23,342,083	16,112,945	13,781,965	6,442,550	5,407,362	72,550,579	11,918,589	(1,852,800)
Futures contracts	—	551,544	267,292	—	—	—	884,962	359,945	—
Foreign currency related transactions	—	—	(52,524)	(2,206)	—	—	—	(1)	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	(3,079,529)	23,015,732	2,617,410	12,786,345	(2,984,036)	(1,785,145)	89,533,212	3,640,015	1,156,403
Futures contracts	—	(97,709)	(170,328)	—	—	—	(44,366)	(74,430)	—
Foreign currency related transactions	—	—	(81,215)	(464)	—	(73)	—	(3,828)	—
Net realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions	(4,078,427)	46,811,650	18,693,580	26,565,640	3,458,514	3,622,144	162,924,387	15,840,290	(696,397)
Change in net assets from operations	$(27,813)	$49,681,721	$23,804,748	$26,391,271	$3,542,668	$3,789,388	$169,288,663	$17,279,396	$2,723,506
*Taxes withheld	$ —	$ —	$694,341	$12,600	$437	$573	$2,150	$173	$ —
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2024 (Unaudited)

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP AB Risk Managed Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Investment income:
Interest	$42,208	$108,517	$55,710	$68,973	$153,548	$14,021,108	$9,585,553	$116,322	$86,790
Dividends from unaffiliated issuers, net of taxes withheld*	1,117,271	2,238,137	450,049	4,227,779	1,843,563	6,085,566	1,519,903	5,710,254	1,148,421
Total investment income	1,159,479	2,346,654	505,759	4,296,752	1,997,111	20,106,674	11,105,456	5,826,576	1,235,211
Expenses:
Management fees	487,933	1,072,464	533,134	933,542	1,597,705	5,371,593	1,440,299	1,915,237	405,816
Custodian fees	13,771	11,565	9,834	47,885	13,622	50,546	14,123	8,591	7,856
Directors' fees	10,102	12,854	5,277	20,573	18,476	52,295	22,022	26,055	4,876
Professional fees	11,096	11,570	10,240	12,993	12,572	20,008	14,619	13,877	10,151
Accounting fees	18,901	22,487	14,489	41,413	30,262	119,225	80,086	41,840	9,484
Administration fees	12,127	12,849	11,652	13,596	13,011	32,224	19,649	12,883	11,435
Printing and filing fees	7,208	8,003	6,185	10,519	9,516	21,557	12,480	11,728	5,767
Compliance expense	5,130	5,130	5,130	5,130	5,130	5,130	5,130	5,130	5,130
Other	3,706	4,768	2,036	6,826	6,519	50,871	7,103	10,328	1,883
Total expenses	569,974	1,161,690	597,977	1,092,477	1,706,813	5,723,449	1,615,511	2,045,669	462,398
Net investment income (loss)	589,505	1,184,964	(92,218)	3,204,275	290,298	14,383,225	9,489,945	3,780,907	772,813
Realized/unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	17,999,160	27,315,911	7,833,102	28,027,590	78,266,096	40,280,697	(5,033,976)	28,642,571	5,315,681
Futures contracts	264,490	628,607	40,666	132,379	1,121,471	10,149,444	(1,511,792)	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	23,717,545	25,014,578	(1,400,333)	660,175	10,609,952	51,343,107	(5,661,488)	34,112,019	4,577,979
Futures contracts	(547)	(139,231)	19,583	43,214	(207,247)	(22,077,901)	(410,600)	—	—
Net realized/unrealized gain (loss) on investments and futures contracts	41,980,648	52,819,865	6,493,018	28,863,358	89,790,272	79,695,347	(12,617,856)	62,754,590	9,893,660
Change in net assets from operations	$42,570,153	$54,004,829	$6,400,800	$32,067,633	$90,080,570	$94,078,572	$(3,127,911)	$66,535,497	$10,666,473
*Taxes withheld	$2,367	$ —	$331	$ —	$ —	$6,688	$ —	$ —	$16,092
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2024 (Unaudited)

	AVIP iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio	AVIP iShares Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Investment income:
Interest	$162,251	$144,803	$208,317	$—	$4	$—	$—
Dividend income from unaffiliated issuers	7,517,479	5,591,145	4,661,318	1,430,181	4,359,540	5,264,724	763,358
Dividends from affililiates	—	—	—	6,064	24,313	46,439	11,079
Total investment income	7,679,730	5,735,948	4,869,635	1,436,245	4,383,857	5,311,163	774,437
Expenses:
Management fees	1,580,682	1,357,282	1,226,421	380,664	1,530,341	2,923,645	687,088
Custodian fees	16,866	13,380	16,393	9,162	9,376	9,249	8,349
Directors' fees	22,247	19,072	17,199	7,358	29,520	56,357	13,178
Professional fees	12,049	11,495	11,169	9,413	13,372	18,160	10,474
Accounting fees	12,480	13,466	13,484	11,543	11,567	11,567	11,555
Administration fees	12,301	11,900	11,664	14,002	15,697	17,756	14,447
Printing and filing fees	10,913	9,945	9,421	6,550	12,773	20,201	8,095
Compliance expense	5,130	5,130	5,130	5,130	5,130	5,130	5,130
Recoupment of previously reimbursed expenses	—	—	—	(3,500)	68,000	—	—
Other	27,783	25,858	28,446	2,351	9,321	17,459	3,958
Total expenses	1,700,451	1,467,528	1,339,327	442,673	1,705,097	3,079,524	762,274
Less expenses reduced or reimbursed by advisor	—	—	—	(2,500)	—	—	—
Net expenses	1,700,451	1,467,528	1,339,327	440,173	1,705,097	3,079,524	762,274
Net investment income	5,979,279	4,268,420	3,530,308	996,072	2,678,760	2,231,639	12,163
Realized/unrealized gain on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(16,019)	6,878,262	6,027,848	(605,881)	(1,554,162)	(2,525,731)	(187,187)
Investments in affiliates	—	—	—	1,565,763	8,149,949	11,625,801	1,556,251
Futures contracts	5,096,113	3,431,757	4,635,087	—	—	—	—
Foreign currency related transactions	(34,547)	(13,622)	7,188	—	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	21,458,166	20,852,241	28,504,005	(103,189)	1,623,951	6,168,059	2,098,215
Investments in affiliates	—	—	—	5,346,017	29,233,417	83,368,316	24,234,014
Futures contracts	(1,868,776)	(697,665)	(1,047,223)	—	—	—	—
Foreign currency related transactions	(18,402)	(9,399)	(19,638)	—	—	—	—
Net realized/unrealized gain on investments, futures contracts, and foreign currency related transactions	24,616,535	30,441,574	38,107,267	6,202,710	37,453,155	98,636,445	27,701,293
Change in net assets from operations	$30,595,814	$34,709,994	$41,637,575	$7,198,782	$40,131,915	$100,868,084	$27,713,456
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Bond Portfolio		AVIP BlackRock Balanced Allocation Portfolio		AVIP BlackRock Advantage International Equity Portfolio		AVIP Fidelity Institutional AM® Equity Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$4,050,614	$8,029,904	$2,870,071	$6,486,923	$5,111,168	$7,368,667	$(174,369)	$(58,404)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(998,898)	(1,201,099)	23,893,627	6,420,967	16,327,713	24,213,609	13,779,759	9,560,178
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(3,079,529)	10,503,846	22,918,023	66,990,985	2,365,867	29,908,309	12,785,881	12,667,810
Change in net assets from operations	(27,813)	17,332,651	49,681,721	79,898,875	23,804,748	61,490,585	26,391,271	22,169,584
Distributions:
Distributions to shareholders	—	(7,069,354)	—	(7,063,412)	—	(12,519,043)	—	(10,656,713)
Capital transactions:
Received from shares sold	14,627,994	20,888,041	7,109,010	14,394,034	6,385,081	12,685,880	3,051,668	63,189,595
Received from dividends reinvested	—	7,069,354	—	7,063,412	—	12,519,043	—	10,656,713
Paid for shares redeemed	(21,590,101)	(34,760,839)	(54,461,166)	(99,623,689)	(36,418,271)	(72,748,267)	(14,877,986)	(13,199,336)
Change in net assets from capital transactions	(6,962,107)	(6,803,444)	(47,352,156)	(78,166,243)	(30,033,190)	(47,543,344)	(11,826,318)	60,646,972
Change in net assets	(6,989,920)	3,459,853	2,329,565	(5,330,780)	(6,228,442)	1,428,198	14,564,953	72,159,843
Net assets:
Beginning of period	224,940,452	221,480,599	413,399,775	418,730,555	355,999,739	354,571,541	116,288,643	44,128,800
End of period	$217,950,532	$224,940,452	$415,729,340	$413,399,775	$349,771,297	$355,999,739	$130,853,596	$116,288,643
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP AB Small Cap Portfolio		AVIP AB Mid Cap Core Portfolio		AVIP S&P 500® Index Portfolio		AVIP BlackRock Advantage Large Cap Value Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$84,154	$358,787	$167,244	$429,963	$6,364,276	$14,297,522	$1,439,106	$3,126,490
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	6,442,550	(7,824,655)	5,407,362	(2,247,220)	73,435,541	82,094,393	12,278,533	3,852,746
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(2,984,036)	26,320,489	(1,785,218)	14,359,708	89,488,846	154,877,728	3,561,757	17,924,190
Change in net assets from operations	3,542,668	18,854,621	3,789,388	12,542,451	169,288,663	251,269,643	17,279,396	24,903,426
Distributions:
Distributions to shareholders	—	—	—	(357,918)	—	(61,084,220)	—	(5,994,188)
Capital transactions:
Received from shares sold	3,868,637	9,355,330	1,949,327	4,594,051	22,092,216	142,999,531	1,502,594	6,870,804
Received from dividends reinvested	—	—	—	357,918	—	61,084,220	—	5,994,188
Paid for shares redeemed	(11,899,495)	(24,754,410)	(7,870,073)	(14,504,245)	(164,366,651)	(232,184,380)	(22,642,193)	(30,023,750)
Change in net assets from capital transactions	(8,030,858)	(15,399,080)	(5,920,746)	(9,552,276)	(142,274,435)	(28,100,629)	(21,139,599)	(17,158,758)
Change in net assets	(4,488,190)	3,455,541	(2,131,358)	2,632,257	27,014,228	162,084,794	(3,860,203)	1,750,480
Net assets:
Beginning of period	117,147,687	113,692,146	80,426,013	77,793,756	1,185,665,164	1,023,580,370	200,691,829	198,941,349
End of period	$112,659,497	$117,147,687	$78,294,655	$80,426,013	$1,212,679,392	$1,185,665,164	$196,831,626	$200,691,829
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Federated High Income Bond Portfolio		AVIP Nasdaq-100® Index Portfolio		AVIP BlackRock Advantage Large Cap Core Portfolio		AVIP BlackRock Advantage Small Cap Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$3,419,903	$7,018,876	$589,505	$1,266,204	$1,184,964	$2,880,690	$(92,218)	$161,160
Net realized gain (loss) on investments and futures contracts	(1,852,800)	(4,390,604)	18,263,650	49,356,014	27,944,518	5,882,616	7,873,768	(367,215)
Change in unrealized appreciation/depreciation on investments and futures contracts	1,156,403	12,069,516	23,716,998	53,239,760	24,875,347	65,346,851	(1,380,750)	26,432,153
Change in net assets from operations	2,723,506	14,697,788	42,570,153	103,861,978	54,004,829	74,110,157	6,400,800	26,226,098
Distributions:
Distributions to shareholders	—	(7,303,133)	—	(21,987,143)	—	(4,330,487)	—	—
Capital transactions:
Received from shares sold	5,486,660	9,258,071	14,263,251	23,001,284	3,312,709	7,424,198	4,304,507	10,590,836
Received from dividends reinvested	—	7,303,133	—	21,987,143	—	4,330,487	—	—
Paid for shares redeemed	(12,574,402)	(22,198,645)	(46,065,998)	(72,675,705)	(45,780,686)	(66,044,595)	(14,628,978)	(31,057,951)
Change in net assets from capital transactions	(7,087,742)	(5,637,441)	(31,802,747)	(27,687,278)	(42,467,977)	(54,289,910)	(10,324,471)	(20,467,115)
Change in net assets	(4,364,236)	1,757,214	10,767,406	54,187,557	11,536,852	15,489,760	(3,923,671)	5,758,983
Net assets:
Beginning of period	125,312,098	123,554,884	262,699,486	208,511,929	329,287,799	313,798,039	140,760,177	135,001,194
End of period	$120,947,862	$125,312,098	$273,466,892	$262,699,486	$340,824,651	$329,287,799	$136,836,506	$140,760,177
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP S&P MidCap 400® Index Portfolio		AVIP BlackRock Advantage Large Cap Growth Portfolio		AVIP AB Risk Managed Balanced Portfolio		AVIP Federated Core Plus Bond Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,204,275	$5,973,118	$290,298	$1,119,383	$14,383,225	$25,098,693	$9,489,945	$16,776,336
Net realized gain (loss) on investments and futures contracts	28,159,969	20,533,840	79,387,567	48,407,799	50,430,141	(18,199,975)	(6,545,768)	(10,769,460)
Change in unrealized appreciation/depreciation on investments and futures contracts	703,389	41,553,191	10,402,705	94,999,688	29,265,206	150,322,284	(6,072,088)	22,921,591
Change in net assets from operations	32,067,633	68,060,149	90,080,570	144,526,870	94,078,572	157,221,002	(3,127,911)	28,928,467
Distributions:
Distributions to shareholders	—	(24,997,583)	—	(3,467,142)	—	(13,033,001)	—	(13,552,610)
Capital transactions:
Received from shares sold	10,864,190	193,105,054	2,855,837	46,468,903	16,160,630	328,185,195	35,343,144	92,280,723
Received from dividends reinvested	—	24,997,583	—	3,467,142	—	13,033,001	—	13,552,610
Paid for shares redeemed	(56,438,434)	(88,193,474)	(64,745,739)	(91,386,497)	(149,648,205)	(225,587,997)	(51,866,422)	(87,213,748)
Change in net assets from capital transactions	(45,574,244)	129,909,163	(61,889,902)	(41,450,452)	(133,487,575)	115,630,199	(16,523,278)	18,619,585
Change in net assets	(13,506,611)	172,971,729	28,190,668	99,609,276	(39,409,003)	259,818,200	(19,651,189)	33,995,442
Net assets:
Beginning of period	542,452,491	369,480,762	474,733,167	375,123,891	1,399,031,709	1,139,213,509	585,097,285	551,101,843
End of period	$528,945,880	$542,452,491	$502,923,835	$474,733,167	$1,359,622,706	$1,399,031,709	$565,446,096	$585,097,285
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Intech U.S. Low Volatility Portfolio		AVIP AB Relative Value Portfolio		AVIP iShares Managed Risk Balanced Portfolio		AVIP iShares Managed Risk Moderate Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,780,907	$9,399,929	$772,813	$2,036,179	$5,979,279	$14,519,326	$4,268,420	$10,446,890
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	28,642,571	(3,674,270)	5,315,681	(1,276,901)	5,045,547	3,966,908	10,296,397	8,524,303
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	34,112,019	38,554,777	4,577,979	13,499,704	19,570,988	58,746,295	20,145,177	55,130,828
Change in net assets from operations	66,535,497	44,280,436	10,666,473	14,258,982	30,595,814	77,232,529	34,709,994	74,102,021
Distributions:
Distributions to shareholders	—	(8,163,527)	—	(1,395,666)	—	(6,229,046)	—	—
Capital transactions:
Received from shares sold	8,878,198	33,075,436	671,629	6,190,927	10,450,384	12,537,918	7,341,069	19,208,147
Received from dividends reinvested	—	8,163,527	—	1,395,666	—	6,229,046	—	—
Paid for shares redeemed	(78,134,238)	(147,360,918)	(13,829,034)	(18,451,190)	(59,754,373)	(114,243,445)	(48,345,725)	(85,831,527)
Change in net assets from capital transactions	(69,256,040)	(106,121,955)	(13,157,405)	(10,864,597)	(49,303,989)	(95,476,481)	(41,004,656)	(66,623,380)
Change in net assets	(2,720,543)	(70,005,046)	(2,490,932)	1,998,719	(18,708,175)	(24,472,998)	(6,294,662)	7,478,641
Net assets:
Beginning of period	668,420,983	738,426,029	127,721,455	125,722,736	587,162,871	611,635,869	498,476,690	490,998,049
End of period	$665,700,440	$668,420,983	$125,230,523	$127,721,455	$568,454,696	$587,162,871	$492,182,028	$498,476,690
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP iShares Managed Risk Growth Portfolio		AVIP Moderately Conservative Model Portfolio		AVIP Balanced Model Portfolio		AVIP Moderate Growth Model Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,530,308	$8,378,932	$996,072	$4,732,904	$2,678,760	$15,357,299	$2,231,639	$23,627,916
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	10,670,123	10,424,946	959,882	94,161	6,595,787	(1,274,738)	9,100,070	(16,061,237)
Change in unrealized appreciation on investments, futures contracts, and foreign currency related transactions	27,437,144	59,257,300	5,242,828	17,640,400	30,857,368	87,187,260	89,536,375	216,792,135
Change in net assets from operations	41,637,575	78,061,178	7,198,782	22,467,465	40,131,915	101,269,821	100,868,084	224,358,814
Distributions:
Distributions to shareholders	—	—	—	(15,593,898)	—	(85,661,107)	—	(208,393,538)
Capital transactions:
Received from shares sold	6,659,762	15,260,634	4,790,986	4,967,509	9,731,685	15,044,601	4,760,997	16,254,872
Received from dividends reinvested	—	—	—	15,593,898	—	85,661,107	—	208,393,538
Paid for shares redeemed	(44,861,267)	(75,074,240)	(20,007,801)	(44,209,932)	(70,378,240)	(127,785,739)	(138,609,595)	(204,609,746)
Change in net assets from capital transactions	(38,201,505)	(59,813,606)	(15,216,815)	(23,648,525)	(60,646,555)	(27,080,031)	(133,848,598)	20,038,664
Change in net assets	3,436,070	18,247,572	(8,018,033)	(16,774,958)	(20,514,640)	(11,471,317)	(32,980,514)	36,003,940
Net assets:
Beginning of period	444,808,619	426,561,047	196,656,615	213,431,573	776,471,262	787,942,579	1,481,180,200	1,445,176,260
End of period	$448,244,689	$444,808,619	$188,638,582	$196,656,615	$755,956,622	$776,471,262	$1,448,199,686	$1,481,180,200
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Growth Model Portfolio
	Six-Month Period	Year Ended
	Ended June 30, 2024 (Unaudited)	December 31, 2023
Increase (Decrease) in net assets:
Operations:
Net investment income	$12,163	$4,506,813
Net realized gain on investments and capital gain distributions received from underlying mutual funds	1,369,064	(5,623,683)
Change in unrealized appreciation on investments	26,332,229	58,660,367
Change in net assets from operations	27,713,456	57,543,497
Distributions:
Distributions to shareholders	—	(57,106,337)
Capital transactions:
Received from shares sold	1,286,602	3,619,095
Received from dividends reinvested	—	57,106,337
Paid for shares redeemed	(25,640,843)	(48,942,170)
Change in net assets from capital transactions	(24,354,241)	11,783,262
Change in net assets	3,359,215	12,220,422
Net assets:
Beginning of period	343,143,608	330,923,186
End of period	$346,502,823	$343,143,608
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Bond Portfolio
Six-Month Period Ended June 30, 2024+	$16.95	0.33	(0.33)	—	—	$16.95	— %*	0.61%**	3.68%**	0.61%**	$218.0	6%*
Year Ended December 31, 2023	$16.17	0.62	0.69	1.31	(0.53)	$16.95	8.30%	0.61%	3.64%	0.61%	$224.9	21%
Year Ended December 31, 2022	$19.88	0.58	(3.60)	(3.02)	(0.69)	$16.17	(15.19)%	0.61%	3.11%	0.61%	$221.5	21%
Year Ended December 31, 2021	$20.79	0.54	(0.85)	(0.31)	(0.60)	$19.88	(1.52)%	0.59%	2.56%	0.59%	$277.4	13%
Year Ended December 31, 2020	$19.10	0.55	1.28	1.83	(0.14)	$20.79	9.59%	0.60%	2.72%	0.60%	$295.1	69%
AVIP BlackRock Balanced Allocation Portfolio
Six-Month Period Ended June 30, 2024+	$32.57	0.32	3.82	4.14	—	$36.71	12.71%*	0.57%**	1.39%**	0.57%**	$415.7	29%*
Year Ended December 31, 2023	$27.36	0.58	5.16	5.74	(0.53)	$32.57	21.13%	0.56%	1.56%	0.56%	$413.4	65%
Year Ended December 31, 2022	$42.43	0.50	(8.21)	(7.71)	(7.36)	$27.36	(18.41)%	0.55%	1.57%	0.55%	$418.7	70%
Year Ended December 31, 2021	$39.40	0.58	6.66	7.24	(4.21)	$42.43	19.06%	0.54%	1.22%	0.54%	$551.8	105%
Year Ended December 31, 2020	$34.30	0.60	4.75	5.35	(0.25)	$39.40	15.65%	0.55%	1.57%	0.55%	$533.7	121%
AVIP BlackRock Advantage International Equity Portfolio
Six-Month Period Ended June 30, 2024+	$15.27	0.27	0.78	1.05	—	$16.32	6.88%*	0.85%**	2.91%**	0.85%**	$349.8	75%*
Year Ended December 31, 2023	$13.32	0.37	2.11	2.48	(0.53)	$15.27	18.94%	0.89%	2.09%	0.89%	$356.0	153%
Year Ended December 31, 2022	$18.44	0.42	(3.11)	(2.69)	(2.43)	$13.32	(13.47)%	0.89%	2.53%	0.89%	$354.6	134%
Year Ended December 31, 2021	$16.47	0.36	1.86	2.22	(0.25)	$18.44	13.49%	0.89%	1.84%	0.89%	$507.5	196%
Year Ended December 31, 2020	$15.52	0.20	0.83	1.03	(0.08)	$16.47	6.74%	0.91%	1.40%	0.91%	$504.4	238%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Six-Month Period Ended June 30, 2024+	$1.50	(— )(a)	0.36	0.36	—	$1.86	24.00%*	0.78%**	(0.28)%**	0.78%**	$130.9	25%*
Year Ended December 31, 2023	$1.19	(— )(a)	0.45	0.45	(0.14)	$1.50	39.39%	0.86%	(0.08)%	0.86%	$116.3	98%(b)
Year Ended December 31, 2022	$36.43	0.02	(11.42)	(11.40)	(23.84)	$1.19	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
Year Ended December 31, 2021	$35.13	(0.17)	7.07	6.90	(5.60)	$36.43	19.70%	0.78%	(0.33)%	0.78%	$142.2	31%
Year Ended December 31, 2020	$26.06	(0.08)	9.87	9.79	(0.72)	$35.13	37.87%	0.79%	(0.24)%	0.79%	$203.6	36%

+	Unaudited
*	Not annualized
**	Annualized
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.
(b)
Effective July 29, 2023, the sub-adviser to the AVIP Fidelity Institutional AM® Equity Growth Portfolio changed from Janus Henderson Investors U.S. LLC to FIAM LLC.  Costs of purchases and proceeds from sales of portfolio securities associated with the change in sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2023 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP AB Small Cap Portfolio
Six-Month Period Ended June 30, 2024+	$12.46	0.01	0.37	0.38	—	$12.84	3.05%*	0.88%**	0.15%**	0.88%**	$112.7	56%*
Year Ended December 31, 2023	$10.63	0.04	1.79	1.83	—	$12.46	17.22%	0.86%	0.31%	0.86%	$117.1	59%
Year Ended December 31, 2022	$42.63	0.01	(11.42)	(11.41)	(20.59)	$10.63	(28.73)%	0.85%	0.07%	0.85%	$113.7	58%
Year Ended December 31, 2021	$44.52	(0.01)	3.43	3.42	(5.31)	$42.63	8.17%	0.85%	(0.03)%	0.85%	$169.3	136%(a)
Year Ended December 31, 2020	$33.89	(0.22)	11.55	11.33	(0.70)	$44.52	34.04%	0.89%	(0.48)%	0.89%	$182.5	26%
AVIP AB Mid Cap Core Portfolio
Six-Month Period Ended June 30, 2024+	$29.31	0.08	1.33	1.41	—	$30.72	4.81%*	0.91%**	0.42%**	0.91%**	$78.3	40%*
Year Ended December 31, 2023	$25.16	0.17	4.11	4.28	(0.13)	$29.31	17.05%	0.90%	0.55%	0.90%	$80.4	46%
Year Ended December 31, 2022	$62.45	0.14	(14.02)	(13.88)	(23.41)	$25.16	(23.31)%	0.88%	0.53%	0.88%	$77.8	41%
Year Ended December 31, 2021	$56.98	0.18	9.18	9.36	(3.89)	$62.45	16.79%	0.89%	0.30%	0.89%	$104.7	125%(a)
Year Ended December 31, 2020	$48.53	(0.06)	9.21	9.15	(0.70)	$56.98	19.15%	0.98%	(0.12)%	0.98%	$109.2	14%
AVIP S&P 500® Index Portfolio
Six-Month Period Ended June 30, 2024+	$38.84	0.29	5.56	5.85	—	$44.69	15.06%*	0.38%**	1.06%**	0.38%**	$1,212.7	1%*
Year Ended December 31, 2023	$32.61	0.48	7.76	8.24	(2.01)	$38.84	25.72%	0.38%	1.31%	0.38%	$1,185.7	12%
Year Ended December 31, 2022	$46.20	0.47	(8.86)	(8.39)	(5.20)	$32.61	(18.42)%	0.38%	1.27%	0.38%	$1,023.6	4%
Year Ended December 31, 2021	$38.72	0.54	10.09	10.63	(3.15)	$46.20	28.25%	0.37%	1.05%	0.37%	$1,325.0	5%
Year Ended December 31, 2020	$33.29	0.54	5.40	5.94	(0.51)	$38.72	17.99%	0.39%	1.49%	0.39%	$1,228.8	6%
AVIP BlackRock Advantage Large Cap Value Portfolio
Six-Month Period Ended June 30, 2024+	$17.94	0.17	1.43	1.60	—	$19.54	8.92%*	0.74%**	1.45%**	0.74%**	$196.8	37%*
Year Ended December 31, 2023	$16.32	0.30	1.85	2.15	(0.53)	$17.94	13.37%	0.74%	1.58%	0.74%	$200.7	91%
Year Ended December 31, 2022	$23.67	0.38	(2.64)	(2.26)	(5.09)	$16.32	(8.97)%	0.73%	1.51%	0.73%	$198.9	94%
Year Ended December 31, 2021	$19.13	0.31	4.52	4.83	(0.29)	$23.67	25.39%	0.73%	1.25%	0.73%	$325.9	153%
Year Ended December 31, 2020	$18.75	0.30	0.35	0.65	(0.27)	$19.13	3.66%	0.74%	1.70%	0.74%	$316.5	150%

+	Unaudited
*	Not annualized
**	Annualized
(a)
Effective May 1, 2021, the sub-adviser to the AVIP AB Small Cap Portfolio and AVIP AB Mid Cap Core Portfolio changed from Janus Capital Management LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2021 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Federated High Income Bond Portfolio
Six-Month Period Ended June 30, 2024+	$19.06	0.62	(0.18)	0.44	—	$19.50	2.31%*	0.86%**	5.58%**	0.86%**	$120.9	18%*
Year Ended December 31, 2023	$17.97	1.13	1.09	2.22	(1.13)	$19.06	12.68%	0.86%	5.66%	0.86%	$125.3	15%
Year Ended December 31, 2022	$21.58	1.18	(3.65)	(2.47)	(1.14)	$17.97	(11.43)%	0.84%	5.05%	0.84%	$123.6	13%
Year Ended December 31, 2021	$21.65	1.05	0.02	1.07	(1.14)	$21.58	4.97%	0.82%	4.50%	0.82%	$170.2	36%
Year Ended December 31, 2020	$20.69	1.12	0.16	1.28	(0.32)	$21.65	6.26%	0.83%	4.97%	0.83%	$175.6	33%
AVIP Nasdaq-100® Index Portfolio
Six-Month Period Ended June 30, 2024+	$17.57	0.06	2.96	3.02	—	$20.59	17.19%*	0.43%**	0.44%**	0.43%**	$273.5	2%*
Year Ended December 31, 2023	$12.46	0.10	6.53	6.63	(1.52)	$17.57	54.44%	0.43%	0.52%	0.43%	$262.7	22%
Year Ended December 31, 2022	$28.58	0.08	(8.66)	(8.58)	(7.54)	$12.46	(32.57)%	0.43%	0.46%	0.43%	$208.5	9%
Year Ended December 31, 2021	$28.08	0.12	6.89	7.01	(6.51)	$28.58	26.99%	0.41%	0.28%	0.41%	$356.5	7%
Year Ended December 31, 2020	$19.83	0.13	9.30	9.43	(1.18)	$28.08	48.32%	0.42%	0.49%	0.42%	$383.0	10%
AVIP BlackRock Advantage Large Cap Core Portfolio
Six-Month Period Ended June 30, 2024+	$32.02	0.17	5.38	5.55	—	$37.57	17.33%*	0.69%**	0.71%**	0.69%**	$340.8	36%*
Year Ended December 31, 2023	$25.79	0.32	6.31	6.63	(0.40)	$32.02	25.84%	0.69%	0.89%	0.69%	$329.3	82%
Year Ended December 31, 2022	$44.84	0.30	(8.89)	(8.59)	(10.46)	$25.79	(19.56)%	0.69%	0.97%	0.69%	$313.8	90%
Year Ended December 31, 2021	$38.66	0.35	10.24	10.59	(4.41)	$44.84	28.49%	0.69%	0.66%	0.69%	$437.3	135%
Year Ended December 31, 2020	$32.95	0.38	5.39	5.77	(0.06)	$38.66	17.55%	0.70%	1.04%	0.70%	$418.5	137%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Six-Month Period Ended June 30, 2024+	$22.24	(0.01)	1.01	1.00	—	$23.24	4.50%*	0.87%**	(0.13)%**	0.87%**	$136.8	25%*
Year Ended December 31, 2023	$18.49	0.03	3.72	3.75	—	$22.24	20.28%	0.86%	0.12%	0.86%	$140.8	34%
Year Ended December 31, 2022	$37.99	0.01	(9.57)	(9.56)	(9.94)	$18.49	(26.12)%	0.86%	0.03%	0.86%	$135.0	49%
Year Ended December 31, 2021	$41.69	(0.13)	1.88	1.75	(5.45)	$37.99	4.05%	0.85%	(0.33)%	0.85%	$196.2	87%
Year Ended December 31, 2020	$31.42	(0.06)	10.73	10.67	(0.40)	$41.69	34.34%	0.86%	(0.17)%	0.86%	$209.8	87%

+	Unaudited
*	Not annualized
**	Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP S&P MidCap 400® Index Portfolio
Six-Month Period Ended June 30, 2024+	$20.57	0.15	1.07	1.22	—	$21.79	5.93%*	0.41%**	1.20%**	0.41%**	$528.9	10%*
Year Ended December 31, 2023	$18.71	0.18	2.63	2.81	(0.95)	$20.57	15.50%	0.41%	1.41%	0.41%	$542.5	34%
Year Ended December 31, 2022	$26.22	0.26	(3.79)	(3.53)	(3.98)	$18.71	(13.40)%	0.42%	1.30%	0.42%	$369.5	26%
Year Ended December 31, 2021	$21.70	0.29	4.90	5.19	(0.67)	$26.22	24.18%	0.41%	0.99%	0.41%	$437.6	21%
Year Ended December 31, 2020	$19.25	0.27	2.27	2.54	(0.09)	$21.70	13.33%	0.42%	1.31%	0.42%	$428.2	28%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Six-Month Period Ended June 30, 2024+	$9.18	0.01	1.84	1.85	—	$11.03	20.15%*	0.71%**	0.12%**	0.71%**	$502.9	61%*
Year Ended December 31, 2023	$6.57	0.02	2.65	2.67	(0.06)	$9.18	40.78%	0.71%	0.26%	0.71%	$474.7	97%
Year Ended December 31, 2022	$33.65	0.01	(9.13)	(9.12)	(17.96)	$6.57	(32.56)%	0.75%	0.49%	0.75%	$375.1	135%
Year Ended December 31, 2021	$36.36	0.01	8.69	8.70	(11.41)	$33.65	26.69%	0.78%	(0.09)%	0.78%	$81.5	138%
Year Ended December 31, 2020	$27.54	0.08	9.22	9.30	(0.48)	$36.36	33.97%	0.79%	0.21%	0.79%	$116.8	143%
AVIP AB Risk Managed Balanced Portfolio
Six-Month Period Ended June 30, 2024+	$14.19	0.19	0.83	1.02	—	$15.21	7.19%*	0.84%**	2.12%**	0.84%**	$1,359.6	54%*
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Year Ended December 31, 2021	$17.63	0.09	2.43	2.52	(2.99)	$17.16	15.04%	0.95%	0.48%	0.95%	$447.0	51%
Year Ended December 31, 2020	$14.81	0.13	3.12	3.25	(0.43)	$17.63	22.15%	0.98%	0.76%	0.98%	$443.8	114%(a), (b)
AVIP Federated Core Plus Bond Portfolio
Six-Month Period Ended June 30, 2024+	$9.07	0.16	(0.21)	(0.05)	—	$9.02	(0.55)%*	0.57%**	3.33%**	0.57%**	$565.4	26%*
Year Ended December 31, 2023	$8.83	0.25	0.20	0.45	(0.21)	$9.07	5.18%	0.57%	3.01%	0.57%	$585.1	32%
Year Ended December 31, 2022	$10.30	0.23	(1.54)	(1.31)	(0.16)	$8.83	(12.78)%	0.56%	2.22%	0.56%	$551.1	81%
Year Ended December 31, 2021	$10.47	0.06	(0.19)	(0.13)	(0.04)	$10.30	(1.27)%	0.57%	1.85%	0.57%	$716.5	40%
Period From May 1, 2020 (inception) to December 31, 2020	$10.00	0.11	0.36	0.47	—	$10.47	4.70%*	0.65%**	1.65%**	0.65%**	$239.9	30%*

+	Unaudited
*	Not annualized
**	Annualized
(a)
Effective May 1, 2020, the sub-adviser(s) to the AVIP AB Risk Managed Balanced Portfolio changed from Janus Capital Management LLC and AnchorPath Financial, LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2020 than for prior years.

(b)
The portfolio turnover calculation in a previous year includes purchases and sales from mortgage dollar roll transactions.  Without the effect of mortgage dollar roll transactions, the portfolio turnover rate would have been
102% for the year ended December 31, 2020 (see Note 2 of the Notes to Financial Statements).

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Intech U.S. Low Volatility Portfolio
Six-Month Period Ended June 30, 2024+	$10.51	0.08	1.01	1.09	—	$11.60	10.37%*	0.61%**	1.12%**	0.61%**	$665.7	26%*
Year Ended December 31, 2023	$9.98	0.16	0.49	0.65	(0.12)	$10.51	6.59%	0.61%	1.34%	0.61%	$668.4	55%
Year Ended December 31, 2022	$11.12	0.13	(0.95)	(0.82)	(0.32)	$9.98	(7.33)%	0.62%	1.06%	0.62%	$738.4	78%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.05	1.07	1.12	—	$11.12	11.20%*	0.62%**	0.89%**	0.62%**	$983.6	32%*
AVIP AB Relative Value Portfolio
Six-Month Period Ended June 30, 2024+	$11.09	0.09	0.87	0.96	—	$12.05	8.66%*	0.73%**	1.22%**	0.73%**	$125.2	27%*
Year Ended December 31, 2023	$10.04	0.18	0.99	1.17	(0.12)	$11.09	11.71%	0.73%	1.62%	0.73%	$127.7	71%
Year Ended December 31, 2022	$10.52	0.12	(0.59)	(0.47)	(0.01)	$10.04	(4.50)%	0.74%	1.44%	0.74%	$125.7	81%
Period from December 2, 2021 (inception) to December 31, 2021	$10.00	— (a)	0.52	0.52	—	$10.52	5.20%*	1.19%**	0.38%**	1.19%**	$77.6	5%*
AVIP iShares Managed Risk Balanced Portfolio
Six-Month Period Ended June 30, 2024+	$9.60	0.13	0.39	0.52	—	$10.12	5.42%*	0.59%**†	2.08%**†	0.59%**†	$568.5	1%*
Year Ended December 31, 2023	$8.52	0.25	0.93	1.18	(0.10)	$9.60	13.89%	0.59%†	2.43%†	0.59%†	$587.2	3%
Year Ended December 31, 2022	$10.23	0.10	(1.72)	(1.62)	(0.09)	$8.52	(15.84)%	0.61%†	1.58%†	0.61%†	$611.6	48%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.06	0.17	0.23	—	$10.23	2.30%*	0.62%**, †	1.22%**, †	0.62%**, †	$412.0	15%*
AVIP iShares Managed Risk Moderate Growth Portfolio
Six-Month Period Ended June 30, 2024+	$12.30	0.14	0.76	0.90	—	$13.20	7.32%*	0.59%**†	1.73%**†	0.59%**†	$492.2	3%*
Year Ended December 31, 2023	$10.59	0.26	1.45	1.71	—	$12.30	16.15%	0.59%†	2.13%†	0.59%†	$498.5	4%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.06	0.53	0.59	—	$10.59	5.90%*	0.61%**, †	2.58%**, †	0.61%**, †	$491.0	49%*
AVIP iShares Managed Risk Growth Portfolio
Six-Month Period Ended June 30, 2024+	$12.68	0.13	1.10	1.23	—	$13.91	9.70%*	0.60%**†	1.58%**†	0.60%**†	$448.2	2%*
Year Ended December 31, 2023	$10.60	0.24	1.84	2.08	—	$12.68	19.62%	0.59%†	1.93%†	0.59%†	$444.8	3%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.05	0.55	0.60	—	$10.60	6.00%*	0.61%**, †	2.45%**, †	0.61%**, †	$426.6	47%*

+	Unaudited
*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Moderately Conservative Model Portfolio
Six-Month Period Ended June 30, 2024+	$10.65	0.08	0.32	0.40	—	$11.05	3.76%*	0.46%**	1.05%**	0.47%**	$188.6	4%*
Year Ended December 31, 2023	$10.35	0.32	0.85	1.17	(0.87)	$10.65	11.77%	0.47%	2.32%	0.47%	$196.7	8%
Year Ended December 31, 2022	$13.32	0.23	(2.24)	(2.01)	(0.96)	$10.35	(15.12)%	0.47%	1.91%	0.47%	$213.4	29%
Year Ended December 31, 2021	$12.67	0.20	0.79	0.99	(0.34)	$13.32	7.90%	0.43%	1.29%	0.45%	$281.6	13%
Year Ended December 31, 2020	$11.37	0.09	1.21	1.30	—	$12.67	11.43%	0.40%	0.97%	0.47%	$303.5	23%(a)
AVIP Balanced Model Portfolio
Six-Month Period Ended June 30, 2024+	$10.71	0.06	0.51	0.57	—	$11.28	5.32%*	0.45%**	0.70%**	0.45%**	$756.0	3%*
Year Ended December 31, 2023	$10.59	0.27	1.12	1.39	(1.27)	$10.71	13.95%	0.46%	1.97%	0.46%	$776.5	9%
Year Ended December 31, 2022	$14.22	0.22	(2.46)	(2.24)	(1.39)	$10.59	(15.75)%	0.44%	1.58%	0.44%	$787.9	27%
Year Ended December 31, 2021	$13.06	0.18	1.25	1.43	(0.27)	$14.22	11.03%	0.42%	1.14%	0.43%	$1,092.5	12%
Year Ended December 31, 2020	$11.48	0.08	1.50	1.58	—	$13.06	13.76%	0.39%	0.67%	0.43%	$1,127.8	22%
AVIP Moderate Growth Model Portfolio
Six-Month Period Ended June 30, 2024+	$10.86	0.03	0.74	0.77	—	$11.63	7.09%*	0.42%**	0.31%**	0.42%**	$1,448.2	3%*
Year Ended December 31, 2023	$10.88	0.23	1.46	1.69	(1.71)	$10.86	16.67%	0.42%	1.62%	0.42%	$1,481.2	9%
Year Ended December 31, 2022	$15.26	0.18	(2.81)	(2.63)	(1.75)	$10.88	(17.17)%	0.42%	1.27%	0.42%	$1,445.2	32%
Year Ended December 31, 2021	$13.46	0.16	1.83	1.99	(0.19)	$15.26	14.83%	0.42%	0.98%	0.42%	$1,977.3	15%
Year Ended December 31, 2020	$11.63	0.04	1.79	1.83	—	$13.46	15.74%	0.44%	0.35%	0.45%	$1,987.4	16%
AVIP Growth Model Portfolio
Six-Month Period Ended June 30, 2024+	$11.00	0.01	0.91	0.92	—	$11.92	8.36%*	0.44%**	0.01%**	0.44%**	$346.5	3%*
Year Ended December 31, 2023	$11.18	0.22	1.72	1.94	(2.12)	$11.00	18.73%	0.44%	1.34%	0.44%	$343.1	8%
Year Ended December 31, 2022	$16.47	0.15	(3.18)	(3.03)	(2.26)	$11.18	(18.29)%	0.44%	1.01%	0.44%	$330.9	28%
Year Ended December 31, 2021	$14.17	0.13	2.35	2.48	(0.18)	$16.47	17.58%	0.49%	0.78%	0.49%	$448.2	18%
Year Ended December 31, 2020	$11.94	0.02	2.21	2.23	—	$14.17	18.68%	0.46%	0.16%	0.47%	$443.1	11%

+	Unaudited
*	Not annualized
**	Annualized
(a)
The cost of purchases and proceeds from sales of Portfolio securities that were incurred to realign the Portfolio’s holdings subsequent to the December 4, 2020 reorganization are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 28%.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)
(1)Organization
AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
◼
AVIP Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
◼
AVIP BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
◼
AVIP BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
◼
AVIP Fidelity Institutional AM® Equity Growth Portfolio – Capital appreciation by investing in common stocks of companies of any market capitalization that have above-average growth potential.
◼
AVIP AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
◼
AVIP AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
◼
AVIP S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
◼
AVIP BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
◼
AVIP Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
◼
AVIP Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
◼
AVIP BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
◼
AVIP BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
◼
AVIP S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S&P MidCap 400® Index.
◼
AVIP BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
◼
AVIP AB Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
◼
AVIP Federated Core Plus Bond Portfolio – Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
◼
AVIP Intech U.S. Low Volatility Portfolio – Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
◼
AVIP AB Relative Value Portfolio – Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
◼
AVIP iShares Managed Risk Balanced Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures.  Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
◼
AVIP iShares Managed Risk Moderate Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
◼
AVIP iShares Managed Risk Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
◼
AVIP Moderately Conservative Model Portfolio2 – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
◼
AVIP Balanced Model Portfolio2 – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
◼
AVIP Moderate Growth Model Portfolio2 – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
◼
AVIP Growth Model Portfolio2 – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
1
Collectively, the "AVIP iShares Managed Risk Portfolios".
2
Collectively, the "AVIP Model Portfolios".
Each of the AVIP iShares Managed Risk Portfolios and AVIP Model Portfolios are a “Fund of Funds”, which means each Portfolio invests primarily in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow the Portfolio to achieve its investment objective.
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
The Fund issues its shares to separate accounts of AuguStarSM Life Insurance Company ("ALIC"), AuguStarSM Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP AB Risk Managed Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP iShares Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP iShares Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP iShares Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) (formerly Ohio National Investments, Inc.) to apply those guidelines in the determination of fair value, subject to oversight by the Board.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates,   prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of June 30, 2024:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$201,314,431	$—
	Asset-Backed Securities***	—	4,670,004	—
	U.S. Treasury Obligations	—	3,841,406	—
		$ —	$209,825,841	$ —
AVIP BlackRock Balanced Allocation	Common Stocks***	$313,454,978	$—	$—
	Corporate Bonds***	—	92,302,758	—
	Asset-Backed Securities***	—	2,141,566	—
	U.S. Treasury Obligations	—	2,018,437	—
		$313,454,978	$96,462,761	$ —
	Long Futures Contracts	$3,383	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$338,292,382	$—
	Preferred Securities***	—	620,113	—
		$ —	$338,912,495	$ —
	Long Futures Contracts	$42,974	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$123,729,143	$5,922,464	$—
		$123,729,143	$5,922,464	$ —
AVIP AB Small Cap	Common Stocks***	$110,931,580	$—	$—
	Exchange Traded Funds	812,216	—	—
		$111,743,796	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$77,677,682	$—	$—
	Exchange Traded Funds	242,835	—	—
		$77,920,517	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,206,261,707	$—	$—
	U.S. Treasury Obligations	—	397,973	—
		$1,206,261,707	$397,973	$ —
	Long Futures Contracts	$(31,905)	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$194,450,664	$—	$—
	Long Futures Contracts	$3,464	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$116,899,638	$—
AVIP Nasdaq-100® Index	Common Stocks***	$272,868,223	$—	$—
	U.S. Treasury Obligations	—	110,162	—
		$272,868,223	$110,162	$ —
	Long Futures Contracts	$17,906	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$337,448,552	$—	$—
	Long Futures Contracts	$1,896	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$135,276,803	$—	$—
	Rights***	—	4,950	—
		$135,276,803	$4,950	$ —
	Long Futures Contracts	$26,150	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$521,054,798	$—	$—
	U.S. Treasury Obligations	—	184,596	—
		$521,054,798	$184,596	$ —
	Long Futures Contracts	$(3,741)	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$497,810,766	$—	$—
	Long Futures Contracts	$(63,500)	$—	$—
AVIP AB Risk Managed Balanced	Common Stocks***	$675,353,123	$—	$—
	U.S. Treasury Obligations	—	229,575,734	—
	Corporate Bonds***	—	180,651,918	—
	Purchased Options	39,001,119	56,072,590	—
	Asset-Backed / Mortgage-Backed Securities***	—	87,121,689	—
	U.S. Government Agency Mortgage-Backed Securities	—	81,223,101	—
	Sovereign Debt Issues	—	1,693,865	—
	Preferred Securities***	—	1,378,292	—
	Taxable Municipal Bonds	—	373,327	—
	Rights***	—	4,444	—
	Money Market Funds	45,227,232	—	—
		$759,581,474	$638,094,960	$ —
	Long Futures Contracts	$3,910,244	$—	$—
	Short Futures Contracts	$(27,100)	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Federated Core Plus Bond	Corporate Bonds***	$—	$174,089,917	$—
	U.S. Treasury Obligations	—	161,972,498	—
	U.S. Government Agency Mortgage-Backed Securities	—	157,717,047	—
	Investment Companies	45,843,876	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	16,159,204	—
	Sovereign Debt Issues	—	1,171,658	—
		$45,843,876	$511,110,324	$ —
	Long Futures Contracts	$489,950	$—	$—
	Short Futures Contracts	$(341,488)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$660,561,142	$—	$—
AVIP AB Relative Value	Common Stocks***	$122,205,021	$—	$—
AVIP iShares Managed Risk Balanced	Exchange Traded Funds	$556,960,312	$—	$—
	Long Futures Contracts	$702,985	$—	$—
	Short Futures Contracts	$(502,356)	$—	$—
AVIP iShares Managed Risk Moderate Growth	Exchange Traded Funds	$488,599,480	$—	$—
	Long Futures Contracts	$218,906	$—	$—
	Short Futures Contracts	$(453,752)	$—	$—
AVIP iShares Managed Risk Growth	Exchange Traded Funds	$442,026,193	$—	$—
	Long Futures Contracts	$250,781	$—	$—
	Short Futures Contracts	$(417,341)	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$188,723,076	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$756,226,606	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,448,693,902	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$346,638,560	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Related Party and Other Transactions
The Fund has an Investment Advisory Agreement with CINV, an affiliate of ALIC.  Under the terms of this agreement, CINV provides portfolio management and investment advice to the Fund and administers its operations, subject to the supervision of the Board. This agreement is renewed annually upon the approval by the Board.  As compensation for its services, CINV receives advisory fees from the Fund calculated on the basis of each Portfolio's average daily net assets and the following current schedule of Board-approved annualized fee breakpoints.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

AVIP Bond
0.60% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Balanced Allocation
0.58% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Advantage International Equity
0.72% of first $200 million
0.70% of next $800 million
0.66% over $1 billion
AVIP Fidelity Institutional AM® Equity Growth
0.68% of first $100 million
0.65% over $100 million
AVIP AB Small Cap
0.73% of first $400 million
0.675% of next $200 million
0.63% over $600 million
AVIP AB Mid Cap Core
0.715% of first $100 million
0.71% of next $200 million
0.69% of next $200 million
0.66% over $500 million
AVIP S&P 500® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Value
0.67% of first $500 million
0.65% over $500 million
AVIP Federated High Income Bond
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million
AVIP Nasdaq-100® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Core
0.64% of first $500 million
0.62% over $500 million
AVIP BlackRock Advantage Small Cap Growth
0.78% of first $100 million
0.75% of next $400 million
0.70% over $500 million
AVIP S&P MidCap 400® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Growth
0.66% of first $500 million
0.64% over $500 million
AVIP AB Risk Managed Balanced
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
AVIP Federated Core Plus Bond
0.56% of first $100 million
0.54% of next $150 million
0.50% of next $150 million
0.45% of next $350 million
0.43% over $750 million
AVIP Intech U.S. Low Volatility
0.575% of first $500 million
0.555% over $500 million
AVIP AB Relative Value
0.65% of first $100 million
0.61% of next $200 million
0.59% over $300 million
AVIP iShares Managed Risk Balanced
0.55% of first $1.5 billion
0.53% over $1.5 billion
AVIP iShares Managed Risk Moderate Growth
0.55% of first $1.5 billion
0.53% over $1.5 billion
AVIP iShares Managed Risk Growth
0.55% of first $1.5 billion
0.53% over $1.5 billion
AVIP Model Portfolios
0.40% of all net assets
Under the Investment Advisory Agreement, the Fund authorizes CINV to retain sub-advisers for all Portfolios of the Fund, subject to the approval of the Board. CINV has entered into sub-advisory agreements to manage the investment of certain Portfolios’ assets, as detailed below, subject to the supervision of CINV.

AllianceBernsterin, L.P. ("AB")
AVIP AB Small Cap
AVIP AB Mid Cap Core
AVIP AB Risk Managed Balanced
AVIP AB Relative Value
BlackRock Investment Management, LLC ("BlackRock")
AVIP BlackRock Balanced Allocation
AVIP BlackRock Advantage International Equity
AVIP BlackRock Advantage Large Cap Value
AVIP BlackRock Advantage Large Cap Core
BlackRock (continued)
AVIP BlackRock Advantage Small Cap Growth
AVIP BlackRock Advantage Large Cap Growth
AVIP iShares Managed Risk Balanced
AVIP iShares Managed Risk Moderate Growth
AVIP iShares Managed Risk Growth
Federated Investment Management Company ("Federated")
AVIP Federated High Income Bond
AVIP Federated Core Plus Bond
FIAM LLC ("FIAM")
AVIP Fidelity Institutional AM® Equity Growth
Geode Capital Management, LLC ("Geode")
AVIP S&P 500® Index
AVIP Nasdaq-100® Index
AVIP S&P MidCap 400® Index
Intech Investment Management LLC ("Intech")
AVIP Intech U.S. Low Volatility
The sub-advisers receive from CINV a sub-advisory fee calculated on the basis of average daily net assets and Board-approved schedules of annualized fee breakpoints.
BlackRock receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and the sub-advised equity sleeve of the AVIP BlackRock Balanced Allocation Portfolio.  BlackRock also receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP iShares Managed Risk Portfolios.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
The Investment Advisory Agreement allows for a portion of the expenses related to ALIC's compliance and legal staff to be incurred by the Fund and paid from the Fund to CINV. Pursuant to the service agreement among CINV, ALIC, and the Fund, ALIC has provided the personnel, services, and equipment necessary for the execution of the Fund’s regulation-mandated compliance functions and CINV has reimbursed ALIC for those costs allocated to the Fund. For the six-month period ended June 30, 2024, the Fund incurred compliance expenses totaling $128,250, which are allocated to the Portfolios by equal dollar amounts on a daily basis. Expenses incurred by the Portfolios are reflected on the Statements of Operations as “Compliance expense”.
Pursuant to the Investment Advisory Agreement between CINV and the Fund, if the total expenses applicable to any Portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest expense and management fees) exceed 1%, on an annualized basis, evaluated quarterly, of such Portfolio’s average daily net asset value, CINV will reimburse the Portfolio for such excess expenses. There were no expense reimbursements associated with this agreement during the six-month period ended June 30, 2024.
Pursuant to a service agreement among CINV, ALIC, and the Fund, ALIC has agreed to provide personnel and facilities to CINV on a cost-reimbursement basis. These personnel members include officers of the Fund. ALIC also provides clerical and administrative services and such supplies and equipment as may be reasonably required in order for CINV to properly perform its advisory function pursuant to the Investment Advisory Agreement. ALIC further performs duties to fulfill the transfer agent function on behalf of the Fund. Performance of these duties by ALIC and availability of facilities, personnel, supplies, and equipment does not represent an expense to the Fund in excess of the advisory fees paid to CINV.
Through prior Operating Expense Limitation Agreements, CINV contractually agreed to reimburse the Fund to the extent that the annual ordinary operating expenses of the AVIP Model Portfolios, excluding: portfolio transaction and other investment related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 40 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree would not have been incurred in the ordinary course of the Portfolio’s business, exceeded certain percentages of the average daily net assets.
Expense limitations under the prior Operating Expense Limitation Agreements, which have all since expired, stated as percentages of the average daily net assets of the four AVIP Model Portfolios, where applicable, were as follows:
Portfolio	May 1, 2023 to April 30, 2024	May 1, 2022 to April 30, 2023
AVIP Moderately Conservative Model	1.00%	1.00%
AVIP Balanced Model	1.00%	1.00%
AVIP Moderate Growth Model	*	1.07%
AVIP Growth Model	*	1.14%
*No limitation for this period
For purposes of calculating the expenses subject to the prior Operating Expense Limitation Agreements, the annual operating expenses were those as presented pursuant to the Fund's prospectus requirements. The prospectus presentation of Fund expenses includes Acquired Fund Fees and Expenses, which is a calculation of the indirect costs associated with the Portfolios' underlying investments in other investment companies.
Under the terms of the prior Operating Expense Limitation Agreements, CINV was entitled to recover expenses waived or reimbursed for a period of up to three years from the date on which CINV reimbursed excess expenses.  No recoupment would occur unless a Portfolio's operating expenses were below the expense limitation amount in effect at the time of the waiver or reimbursement and the Portfolio's current expense limitation.  For the six-month period ended June 30, 2024, a recoupment previously recorded in the AVIP Moderately Conservative Portfolio during the prior year was reversed.  That previously recorded recoupment, totaling $3,500, was recognized for the agreement period of May 1, 2023 to April 30, 2024.  For the period from January 1, 2024 to April 30, 2024, the end of the related agreement period, calculations no longer supported the previously recorded recoupment and such recoupment was reversed.  Furthermore, calculations through April 30, 2024 supported a $2,500 reimbursement from CINV to prevent the Portfolio’s total expenses from exceeding the limitation for the agreement period May 1, 2023 to April 30, 2024.  For the six-month period ended June 30, 2024, CINV recouped previously reimbursed expenses from the AVIP Balanced Model Portfolio amounting to $68,000.  These recouped expenses were related to expenses reimbursed by CINV during

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
the period May 1, 2020 to April 30, 2021.  For the year ended December 31, 2023, CINV recouped previously reimbursed expenses from the AVIP Moderately Conservative and  AVIP Balanced Model Portfolios amounting to $5,000 and $234,000, respectively. These recouped expenses were related to expenses reimbursed by CINV during the periods May 1, 2019 to April 30, 2020 and May 1, 2020 to April 30, 2021.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on March 28, 2022, which described the intent of those entities to execute a substitution of investment option pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of an unaffiliated fund available under certain variable contracts for shares of an affiliated fund option. In the substitution, each of ALIC and NSLA exercised its contractual rights to substitute shares of Franklin Multi-Asset Dynamic Multi-Strategy VIT (Class I) (the "Existing Portfolio"), an external fund not affiliated with the Fund, with shares of AVIP AB Risk Managed Balanced Portfolio. The substitution transactions occurred as cash redemptions of the Existing Portfolio's shares and cash subscriptions to the AVIP AB Risk Managed Balanced Portfolio’s shares on May 20, 2022.
In conjunction with the substitution transactions, the Fund entered into an expense limitation agreement with CINV, whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses of the AVIP AB Risk Managed Balanced Portfolio would not exceed 1.01% (the annual net operating expenses of the Existing Portfolio for the fiscal year ended December 31, 2021), stated as an annualized ratio of the AVIP AB Risk Managed Balanced Portfolio’s total fund expenses as a percent of its average net assets.  On May 20, 2024, two years after the Substitution Date, this set of expense limitations expired with no related reimbursement of expenses by CINV.
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 22, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution 3 Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution 3 Unaffiliated Funds	Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	AVIP BlackRock Advantage Large Cap Growth Portfolio
TOPS® Managed Risk Balanced ETF Portfolio (Class 2 and Class 3 Shares)	AVIP iShares Managed Risk Balanced Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 and Class 3 Shares)	AVIP iShares Managed Risk Moderate Growth Portfolio
TOPS® Managed Risk Growth ETF Portfolio (Class 2 and Class 3 Shares)	AVIP iShares Managed Risk Growth Portfolio
The substitution transactions occurred as cash redemptions of each Substitution 3 Unaffiliated Fund's shares and cash subscriptions of each Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio's shares on October 14, 2022.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution 3 Unaffiliated Fund for the fiscal year ended December 31, 2021. The net operating expense limitation for each Substitution 3 Replacement AuguStarSM Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP BlackRock Advantage Large Cap Growth	0.85%
AVIP iShares Managed Risk Balanced	0.75%
AVIP iShares Managed Risk Moderate Growth	0.74%
AVIP iShares Managed Risk Growth	0.74%
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 10, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution 4 Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution 4 Unaffiliated Funds	Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios
PSF PGIM Jennison Focused Blend Portfolio (Class II)	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Goldman Sachs Large Cap Value Fund (Institutional Shares and Service Shares)	AVIP S&P 500® Index Portfolio
PSF PGIM Jennison Growth Portfolio (Class II)	AVIP BlackRock Advantage Large Cap Growth Portfolio
LVIP JPMorgan Mid Cap Value Fund (Standard Class)	AVIP S&P MidCap 400® Index Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)	AVIP S&P MidCap 400® Index Portfolio
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	AVIP AB Risk Managed Balanced Portfolio
Western Asset Core Plus VIT Portfolio (Class II)	AVIP Federated Core Plus Bond Portfolio
The substitution transactions occurred as cash redemptions of each Substitution 4 Unaffiliated Fund's shares and cash subscriptions of each Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio's shares on August 25, 2023.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution 4 Unaffiliated Fund for the fiscal year ended December 31, 2022. The net operating expense limitation for each Substitution 4 Replacement AuguStarSM Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP Fidelity Institutional AM® Equity Growth	1.26%
AVIP S&P 500® Index Portfolio	0.71%
AVIP S&P MidCap 400® Index	0.73%
AVIP BlackRock Advantage Large Cap Growth	1.02%
AVIP AB Risk Managed Balanced	1.13%
AVIP Federated Core Plus Bond	0.76%
There were no recorded liabilities related to any of the aforementioned substitution-related expense limitation agreements at June 30, 2024, nor any reimbursement of expenses related to these agreements for the six-month period ended June 30, 2024.
For the six-month period ended June 30, 2024, each Director was compensated based on an annual retainer fee of $170,000, paid quarterly. The Board chair received an additional quarterly retainer fee of $5,000, and the Audit Committee chair received an additional quarterly retainer fee of $2,500; each paid quarterly. For the six-month period ended June 30, 2024, Directors’ compensation and reimbursement of expenses by the Portfolios of the Fund totaled $445,983.
The accounting agent and custodian for the Fund is State Street Bank and Trust Company (Boston, MA). For assets held outside of the United States, State Street Bank and Trust Company may use a foreign sub-custodian network that is subject to oversight and periodic approval of the Board.
Affiliated Cross-Trades
The Fund is permitted to purchase from, or sell securities to, other funds or accounts managed by CINV or the sub-advisers in accordance with Rule 17a-7 of the 40 Act and the Fund’s Policy Regarding Portfolio Cross Transactions, which has been approved by the Board.  Rule 17a-7 and the Fund’s policy were designed to ensure that any trades between the Fund and an affiliated fund or account ("cross-trades") are effected at the then-current market price and exclude broker commissions or other compensatory fees.
For the six-month period ended June 30, 2024, the Fund engaged in the following affiliated cross-trades:
Portfolio	Purchases	Sales	Realized gain (loss)
AVIP Fidelity Institutional AM® Equity Growth	$988,131	$1,001,307	$231,288

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
(4)Capital Share Transactions
Capital share transactions for the six-month period ended June 30, 2024, and the year ended December 31, 2023, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	871,555	1,259,723	207,180	480,921	400,150	883,221
Capital shares issued on reinvested distributions	—	441,835	—	231,891	—	880,383
Capital shares redeemed	(1,285,631)	(2,126,271)	(1,576,829)	(3,326,007)	(2,292,585)	(5,063,296)
Net increase (decrease)	(414,076)	(424,713)	(1,369,649)	(2,613,195)	(1,892,435)	(3,299,692)

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	1,830,840	42,248,905	308,065	846,860	64,268	177,293
Capital shares issued on reinvested distributions	—	7,778,623	—	—	—	13,410
Capital shares redeemed	(8,834,211)	(9,594,793)	(936,705)	(2,138,098)	(258,841)	(538,919)
Net increase (decrease)	(7,003,371)	40,432,735	(628,640)	(1,291,238)	(194,573)	(348,216)

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP Federated High Income Bond
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	532,035	3,848,159	79,800	415,564	286,550	493,699
Capital shares issued on reinvested distributions	—	1,685,082	—	356,797	—	404,830
Capital shares redeemed	(3,923,403)	(6,397,100)	(1,192,660)	(1,772,857)	(656,238)	(1,202,913)
Net increase (decrease)	(3,391,368)	(863,859)	(1,112,860)	(1,000,496)	(369,688)	(304,384)

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	767,902	1,446,326	96,376	262,682	191,599	548,707
Capital shares issued on reinvested distributions	—	1,373,338	—	144,929	—	—
Capital shares redeemed	(2,440,808)	(4,601,601)	(1,309,636)	(2,289,703)	(632,558)	(1,522,104)
Net increase (decrease)	(1,672,906)	(1,781,937)	(1,213,260)	(1,882,092)	(440,959)	(973,397)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP AB Risk Managed Balanced
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	511,961	9,740,582	291,723	5,715,104	1,101,404	24,878,946
Capital shares issued on reinvested distributions	—	1,325,429	—	412,755	—	989,598
Capital shares redeemed	(2,612,069)	(4,448,554)	(6,447,626)	(11,451,146)	(10,271,159)	(17,105,486)
Net increase (decrease)	(2,100,108)	6,617,457	(6,155,903)	(5,323,287)	(9,169,755)	8,763,058

	AVIP Federated Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	3,951,970	10,380,878	811,704	3,272,998	57,539	616,649
Capital shares issued on reinvested distributions	—	1,563,161	—	805,876	—	133,684
Capital shares redeemed	(5,802,944)	(9,855,471)	(7,006,763)	(14,467,474)	(1,180,348)	(1,764,060)
Net increase (decrease)	(1,850,974)	2,088,568	(6,195,059)	(10,388,600)	(1,122,809)	(1,013,727)

	AVIP iShares Managed Risk Balanced		AVIP iShares Managed Risk Moderate Growth		AVIP iShares Managed Risk Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	1,066,898	1,384,998	586,097	1,689,959	510,189	1,317,313
Capital shares issued on reinvested distributions	—	688,292	—	—	—	—
Capital shares redeemed	(6,078,372)	(12,683,920)	(3,802,386)	(7,550,750)	(3,371,554)	(6,484,962)
Net increase (decrease)	(5,011,474)	(10,610,630)	(3,216,289)	(5,860,791)	(2,861,365)	(5,167,649)

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	440,494	472,694	894,906	1,396,393	424,199	1,460,234
Capital shares issued on reinvested distributions	—	1,550,089	—	8,515,020	—	20,531,383
Capital shares redeemed	(1,847,726)	(4,170,427)	(6,406,062)	(11,815,189)	(12,291,391)	(18,442,948)
Net increase (decrease)	(1,407,232)	(2,147,644)	(5,511,156)	(1,903,776)	(11,867,192)	3,548,669

	AVIP Growth Model
	Six-Month Period Ended	Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023
Capital shares issued on sales	109,883	316,085
Capital shares issued on reinvested distributions	—	5,576,790
Capital shares redeemed	(2,238,618)	(4,293,218)
Net increase (decrease)	(2,128,735)	1,599,657

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
(5)Investment Transactions
Cost of purchases and proceeds from sales of investments (excluding short-term and government securities) for the six-month period ended June 30, 2024 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap
Cost of purchases	$12,474,894	$116,521,843	$258,723,073	$31,479,562	$64,111,410
Proceeds from sales	$16,586,981	$151,563,090	$286,747,578	$44,635,349	$72,612,290

	AVIP AB Mid Cap Core	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index
Cost of purchases	$31,660,309	$11,332,150	$72,585,920	$21,217,380	$6,118,189
Proceeds from sales	$37,394,789	$149,123,257	$91,646,713	$22,417,954	$35,626,324

	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP AB Risk Managed Balanced
Cost of purchases	$119,575,213	$34,386,538	$53,919,233	$291,715,639	$435,494,596
Proceeds from sales	$158,219,700	$45,580,503	$100,153,249	$350,528,734	$520,835,312

	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value	AVIP iShares Managed Risk Balanced	AVIP iShares Managed Risk Moderate Growth
Cost of purchases	$109,564,241	$174,159,530	$33,502,771	$4,452,905	$13,370,333
Proceeds from sales	$76,992,767	$237,507,956	$43,671,339	$46,240,471	$42,801,769

	AVIP iShares Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model	AVIP Growth Model
Cost of purchases	$6,627,381	$7,595,469	$24,718,409	$40,510,477	$9,466,193
Proceeds from sales	$30,212,583	$21,824,740	$82,723,255	$172,138,155	$33,812,100
Cost of purchases and proceeds from sales of government securities for the six-month period ended June 30, 2024 were as follows:
	AVIP BlackRock Balanced Allocation	AVIP AB Risk Managed Balanced	AVIP Federated Core Plus Bond
Cost of purchases	$—	$274,650,556	$33,898,277
Proceeds from sales	$8,091,100	$284,372,791	$72,623,993
(6)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The AVIP AB Risk Managed Balanced Portfolio held previously purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the six-month period ended June 30, 2024.  These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy. Transactions involving purchased options by the AVIP AB Risk Managed Balanced Portfolio for the six-month period ended June 30, 2024 were: Cost of purchases: $4.8 million, Proceeds from sales: $4.5 million.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of, and payment for, financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at June 30, 2024 as collateral for the Portfolios’ futures contracts.  Cash holdings pledged are noted as "Cash subject to usage restrictions" on the Statements of Assets and Liabilities.  The futures contracts, except those held by the AVIP AB Risk Managed Balanced, AVIP Federated Core Plus Bond, and AVIP iShares Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP AB Risk Managed Balanced and AVIP iShares Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the six-month period ended June 30, 2024.  Those contracts were executed for similar purposes as the contracts outstanding at June 30, 2024.  For the six-month period ended June 30, 2024, the notional values of futures contracts opened and closed prior to contract settlement date by the Portfolios were as follows:
Portfolio	Collateral Pledged	Futures Contracts Opened (in millions)	Futures Contracts Closed (in millions)
AVIP BlackRock Balanced Allocation	Portions of cash holdings	$37.5	$37.2
AVIP BlackRock Advantage International Equity	Portions of cash holdings	39.7	39.1
AVIP S&P 500® Index	Portions of cash holdings and securities	151.9	142.5
AVIP BlackRock Advantage Large Cap Value	Portions of cash holdings	25.7	25.7
AVIP Nasdaq-100® Index	Portions of securities	28.7	28.8
AVIP BlackRock Advantage Large Cap Core	Portions of cash holdings	46.5	46.5
AVIP BlackRock Advantage Small Cap Growth	Portions of cash holdings	21.3	21.2
AVIP S&P MidCap 400® Index	Portions of cash holdings and securities	49.7	49.2
AVIP BlackRock Advantage Large Cap Growth	Portions of cash holdings	79.9	80.4
AVIP AB Risk Managed Balanced	Portions of securities	1,320.7	1,477.0
AVIP Federated Core Plus Bond	Portions of securities	494.7	486.1
AVIP iShares Managed Risk Balanced	Portions of cash holdings	335.5	348.5
AVIP iShares Managed Risk Moderate Growth	Portions of cash holdings	230.3	233.6
AVIP iShares Managed Risk Growth	Portions of cash holdings	238.0	241.1
The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for, the six-month period ended June 30, 2024, were as follows:
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$3,383	$ —	(1)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	42,974	—	(1)
AVIP S&P 500® Index	Futures contracts	Equity price	—	(31,905)	(1)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	3,464	—	(1)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	17,906	—	(1)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	1,896	—	(1)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	26,150	—	(1)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	—	(3,741)	(1)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	—	(63,500)	(1)
AVIP AB Risk Managed Balanced	Futures contracts	Equity price	67,288	—	(1)
	Futures contracts	Interest rate	3,842,956	(27,100)	(1)
	Purchased options	Equity price	95,073,709	—	(2)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	489,950	(341,488)	(1)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP iShares Managed Risk Balanced	Futures contracts	Equity price	$220,501	$—	(1)
	Futures contracts	Interest rate	409,004	(531,383)	(1)
	Futures contracts	Foreign currency	148,799	(46,292)	(1)
AVIP iShares Managed Risk Moderate Growth	Futures contracts	Equity price	157,148	—	(1)
	Futures contracts	Interest rate	—	(453,752)	(1)
	Futures contracts	Foreign currency	98,603	(36,845)	(1)
AVIP iShares Managed Risk Growth	Futures contracts	Equity price	177,468	—	(1)
	Futures contracts	Interest rate	—	(417,341)	(1)
	Futures contracts	Foreign currency	105,434	(32,121)	(1)
(1)
Total distributable earnings.  The amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Statements of Assets and Liabilities.  Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as receivable (payable) for variation margin on futures contracts.  Each Portfolio's Schedule of Open Futures Contracts details the values by futures contract type.
(2)
Investments in securities of unaffiliated issuers, at value.
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$551,544	$(97,709)	(1),(2)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	267,292	(170,328)	(1),(2)
AVIP S&P 500® Index	Futures contracts	Equity price	884,962	(44,366)	(1),(2)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	359,945	(74,430)	(1),(2)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	264,490	(547)	(1),(2)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	628,607	(139,231)	(1),(2)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	40,666	19,583	(1),(2)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	132,379	43,214	(1),(2)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	1,121,471	(207,247)	(1),(2)
AVIP AB Risk Managed Balanced	Futures contracts	Equity price	13,401,436	(6,647,094)	(1),(2)
	Futures contracts	Interest rate	(3,251,992)	(15,430,807)	(1),(2)
	Purchased options	Equity price	1,303,587	20,043,656	(3),(4)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	(1,511,792)	(410,600)	(1),(2)
AVIP iShares Managed Risk Balanced	Futures contracts	Equity price	4,945,179	(1,568,482)	(1),(2)
	Futures contracts	Interest rate	506,500	419,901	(1),(2)
	Futures contracts	Foreign currency	(355,566)	(720,195)	(1),(2)

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP iShares Managed Risk Moderate Growth	Futures contracts	Equity price	$3,050,803	$(1,027,545)	(1),(2)
	Futures contracts	Interest rate	763,242	961,447	(1),(2)
	Futures contracts	Foreign currency	(382,288)	(631,567)	(1),(2)
AVIP iShares Managed Risk Growth	Futures contracts	Equity price	4,351,060	(1,202,252)	(1),(2)
	Futures contracts	Interest rate	698,417	832,789	(1),(2)
	Futures contracts	Foreign currency	(414,390)	(677,760)	(1),(2)
(1)
Net realized gain (loss) on futures contracts.
(2)
Change in unrealized appreciation/depreciation on futures contracts.
(3)
Net realized gain (loss) on investments in securities of unaffiliated issuers.
(4)
Change in unrealized appreciation/depreciation on investments in securities of unaffiliated issuers.
The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At June 30, 2024, there were no outstanding derivative transactions subject to netting arrangements.
(7)Federal Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Reclassifications related to permanent differences relate principally to consent dividends, foreign currency gains and losses, net investment losses, and distributions from real estate investment trusts and closed end mutual funds.
The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at June 30, 2024 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$427,149	$79,425,216	$48,831,492	$30,366,665	$17,389,791	$10,613,600
Depreciation	(22,481,763)	(22,743,786)	(18,799,322)	(3,491,679)	(13,438,310)	(9,026,659)
Net unrealized appreciation (depreciation)	$(22,054,614)	$56,681,430	$30,032,170	$26,874,986	$3,951,481	$1,586,941
Aggregate cost of investments:	$231,880,455	$353,239,692	$308,923,299	$102,776,621	$107,792,315	$76,333,576

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$563,419,954	$22,096,156	$1,109,741	$123,994,856	$85,111,837	$25,185,974
Depreciation	(43,213,868)	(8,921,204)	(7,079,197)	(7,351,667)	(8,852,184)	(26,934,272)
Net unrealized appreciation (depreciation)	$520,206,086	$13,174,952	$(5,969,456)	$116,643,189	$76,259,653	$(1,748,298)
Aggregate cost of investments:	$686,421,689	$181,279,176	$122,869,094	$156,353,102	$261,190,795	$137,056,201

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP AB Risk Managed Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$100,913,802	$102,961,240	$210,999,986	$2,007,233	$104,419,771	$20,790,180
Depreciation	(35,493,727)	(6,862,717)	(91,233,008)	(56,662,878)	(26,211,613)	(2,940,563)
Net unrealized appreciation (depreciation)	$65,420,075	$96,098,523	$119,766,978	$(54,655,645)	$78,208,158	$17,849,617
Aggregate cost of investments:	$455,815,578	$401,648,743	$1,281,792,600	$611,758,307	$582,352,984	$104,355,404

	AVIP iShares Managed Risk Balanced	AVIP iShares Managed Risk Moderate Growth	AVIP iShares Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$65,983,994	$96,565,470	$109,142,492	$10,837,452	$71,677,326	$169,646,728
Depreciation	(17,707,588)	(1,194,078)	(2,580,389)	(11,937,274)	(33,347,807)	(34,326,811)
Net unrealized appreciation (depreciation)	$48,276,406	$95,371,392	$106,562,103	$(1,099,822)	$38,329,519	$135,319,917
Aggregate cost of investments:	$508,884,535	$392,993,242	$335,297,530	$189,822,898	$717,897,087	$1,313,373,985

AVIP Growth Model
Gross unrealized:
Appreciation	$43,885,648
Depreciation	(3,554,226)
Net unrealized appreciation	$40,331,422
Aggregate cost of investments:	$306,307,138

AuguStarSM Variable Insurance Products Fund, Inc.
Additional Information
June 30, 2024 (Unaudited)
(1)Other Disclosures
The Statement of Additional Information (the "SAI") of the Fund includes information about the the Board as well as a description of the policies and procedures the Fund uses in voting proxies related to the Fund's securities. The SAI is available at http://www.augustarfund.com or upon request, without charge, by calling 877-781-6392 (toll-free).
Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, as reported in Form N-PX, is available without charge, upon request, by calling 877-781-6392 (toll-free), at http://www.augustar.com, and on the SEC's website at http://www.sec.gov.

[THIS PAGE LEFT INTENTIONALLY BLANK]

AuguStar[SM] Financial

AuguStar[SM] Variable Insurance Products Fund, Inc.

Post Office Box 371
Cincinnati, Ohio 45201

Form 1325 06-24

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required is disclosed as part of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals by the Board of any investment advisory contracts during the most recent fiscal half-year

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 16. Controls and Procedures.

  The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

a.1. Not applicable for semiannual reports.

a.2. A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

a.3. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AuguStarSM Variable Insurance Products Fund, Inc.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
Interim President
(Principal Executive Officer)
Date:	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
Interim President
(Principal Executive Officer)
Date:	October 31, 2024
By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
(Principal Financial Officer)
Date:	October 31, 2024

[THIS PAGE LEFT INTENTIONALLY BLANK]